     As filed with the Securities and Exchange Commission on March 30, 1999
                        Registration No. 2-79285/811-3567
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                       POST-EFFECTIVE AMENDMENT NO. 47
                                     and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|

                                AMENDMENT NO. 48

       THE ARCH FUND, INC. (to be known as MERCANTILE MUTUAL FUNDS, INC.)
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 551-3731

                          W. BRUCE MCCONNEL, III, Esq.
                           Drinker Biddle & Reath LLP
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Jon W. Bilstrom, Esq.
                        Mercantile Bank of St. Louis N.A.
                              One Mercantile Center
                           8th and Washington Streets
                               St. Louis, MO 63101

It is proposed that this filing will become effective (check appropriate box)

             [ ]  immediately upon filing pursuant to paragraph (b)

             [X]  on March 30, 1999 pursuant to paragraph (b)

             [ ]  60 days after filing pursuant to paragraph (a)(1)

             [ ]  on (date) pursuant to paragraph (a)(1)

             [ ]  75 days after filing pursuant to paragraph (a)(2)

             [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates to Registrant's Trust Shares, Trust II Shares, Institutional Shares, Investor A Shares and/or Investor B Shares of the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Balanced, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and International Equity Portfolios. Accordingly, the Prospectus and Statement of Additional Information relating to the Registrant's Conning Money Market Portfolio are not included in this fling.

The purpose of this post-effective amendment is to update financial and certain other information concerning Registrant and its portfolios.

MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

MONEY MARKET PORTFOLIOS

Treasury Money Market Portfolio
Money Market Portfolio
Tax-Exempt Money Market Portfolio

TAXABLE BOND PORTFOLIOS

U.S. Government Securities Portfolio
Intermediate Corporate Bond Portfolio
Bond Index Portfolio
Government & Corporate Bond Portfolio

TAX-EXEMPT BOND PORTFOLIOS

Short-Intermediate Municipal Portfolio
Missouri Tax-Exempt Bond Portfolio
National Municipal Bond Portfolio

STOCK PORTFOLIOS

Balanced Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth & Income Equity Portfolio
Growth Equity Portfolio
Small Cap Equity Portfolio
Small Cap Equity Index Portfolio
International Equity Portfolio

Trust Shares and Trust II Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

         MERCANTILE MUTUAL FUNDS, INC.                         CONTENTS






                                        LOGO
                                        LOGO
                                                RISK/RETURN SUMMARY
                                                  3  Overview
                                                  5  Treasury Money Market Portfolio
                                                  8  Money Market Portfolio
                                                 11  Tax-Exempt Money Market Portfolio
                                                 14  U.S. Government Securities Portfolio
                                                 17  Intermediate Corporate Bond Portfolio
                                                 21  Bond Index Portfolio
                                                 24  Government & Corporate Bond Portfolio
                                                 28  Short-Intermediate Municipal Portfolio
                                                 32  Missouri Tax-Exempt Bond Portfolio
                                                 36  National Municipal Bond Portfolio
                                                 40  Balanced Portfolio
                                                 44  Equity Income Portfolio
                                                 47  Equity Index Portfolio
                                                 50  Growth & Income Equity Portfolio
                                                 53  Growth Equity Portfolio
                                                 56  Small Cap Equity Portfolio
                                                 59  Small Cap Equity Index Portfolio
                                                 61  International Equity Portfolio
                                                 64  Additional Information on Risk




                                        LOGO
                                        LOGO
                                                YOUR ACCOUNT
                                                 65  Explanation of Sales Price
                                                 66  How to Buy Shares
                                                 67  How to Sell Shares
                                                 68  How to Exchange Shares
                                                 68  Administrative Services Fees
                                                 68  General Transaction Policies




                                        LOGO
                                        LOGO
                                                DISTRIBUTIONS AND TAXES
                                                 69  Dividends and Distributions
                                                 70  Taxation




                                        LOGO
                                        LOGO
                                                MANAGEMENT OF THE FUND
                                                 72  The Adviser



                                        LOGO
                                        LOGO
                                                FINANCIAL HIGHLIGHTS
                                                 73  Introduction
                                                 74  Financial Highlights




                                      This prospectus describes Trust Shares and Trust II Shares of eighteen investment portfolios (the "Portfolios") offered by Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses you pay as an investor in the
                                      Portfolio.

    WHO MAY WANT TO INVEST IN         The Treasury Money Market Portfolio may be appropriate for
    THE PORTFOLIOS?                   investors who want a way to earn money market returns from
                                      U.S. Treasury obligations that are generally exempt from
                                      state and local taxes. The Money Market Portfolio may be
                                      appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns. The
                                      Tax-Exempt Money Market Portfolio may be appropriate for
                                      investors who want a way to earn money market returns that are generally exempt from federal income tax.
                                      The Taxable Bond Portfolios may be appropriate for investors who seek current income from their investments greater than that normally available from a money market fund and can
                                      accept fluctuations in price and yield. The Portfolios may
                                      NOT be appropriate for investors who are investing for
                                      long-term capital appreciation.
                                      The Tax-Exempt Bond Portfolios may be appropriate for
                                      investors who are looking for income that is exempt from
                                      federal income tax and who can accept fluctuations in price and yield. The Missouri Tax-Exempt Bond Portfolio is best
                                      suited to Missouri residents who are also looking for income that is exempt from Missouri state income tax. The
                                      Portfolios, as well as the Tax-Exempt Money Market
                                      Portfolio, are NOT appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns
                                      before taxes are generally lower than those of taxable
                                      funds.


 logo
 logo
             RISK/RETURN SUMMARY                                 OVERVIEW

                                        3
-

                                      The Stock Portfolios may be appropriate for investors who
                                      seek capital growth over the long term and are comfortable with the risks of stock markets. The Portfolios may NOT be appropriate for investors who are investing for short-term goals or are mainly seeking current income.
                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. Although each of the Money Market Portfolios seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.
                                      You could also lose money by investing in one of the Taxable
                                      Bond, Tax-Exempt Bond or Stock Portfolios.



   RISK/RETURN SUMMARY                                           OVERVIEW


                                        4
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

   MONEY MARKET
   INSTRUMENTS are
   short-term obligations
   issued by banks,
   corporations, the U.S.
   Government and state
   and local governments.
   Money market
   instruments purchased
   by the Portfolios must
   meet strict
   requirements as to
   investment quality,
   maturity and
   diversification. The
   Portfolios generally
   do not invest in
   securities with
   maturities of more
   than 397 days and the
   average maturity of
   all securities held by
   a particular Portfolio
   must be 90 days or
   less. Prior to
   purchasing a money
   market instrument for
   one of the Portfolios,
   the Adviser must
   determine that the
   instrument carries
   very little credit
   risk.
 logo
 logo   Q
                                                        TREASURY MONEY

             RISK/RETURN SUMMARY                        MARKET PORTFOLIO



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent
                                      with liquidity and security of principal.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies
                                      and instrumentalities that provide income that is generally not subject to state income tax.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although U.S. Government securities, particularly U.S.
                                      Treasury obligations, have historically involved little
                                      risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.


                                        5
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows the
   Portfolio's average annual
   returns for one year, five
   years and since inception.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

                                                        TREASURY MONEY

   RISK/RETURN SUMMARY                                  MARKET PORTFOLIO


                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [BAR GRAPH -- STATED IN PERCENTAGES]

                                                                    TREASURY MONEY MARKET PORTFOLIO
                                                                    -------------------------------
'1992'                                                                           3.40
'93'                                                                             2.67
'94'                                                                             3.55
'95'                                                                             5.15
'96'                                                                             4.61
'97'                                                                             4.71
'98'                                                                             4.49


                                      The returns for Trust II Shares would have differed from the returns shown in the bar chart because the two classes bear different expenses.

                                              Best quarter:  1.31% for the
                                                             quarter ending
                                                             June 30, 1995

                                              Worst quarter: 0.64% for the
                                                             quarter ending


                                                             June 30, 1993


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                              SINCE
                                            1 YEAR                  5 YEARS                 INCEPTION*
   Trust Shares                             4.49%                    4.50%                    4.03%
   Trust II Shares**                        4.52%                    4.51%                    4.04%



    * December 2, 1991.


   ** Trust II Shares of the Portfolio commenced operations on November 13,
      1998. Average annual total returns for prior periods reflect the performance of the Portfolio's Trust Shares.



   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.


                                        6
-

                                                      TREASURY MONEY

   RISK/RETURN SUMMARY                                MARKET PORTFOLIO


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE          TRUST   TRUST II
                                                  PORTFOLIO'S ASSETS)                          SHARES   SHARES

    The table on the right shows
    the fees and expenses that you pay if
    you buy and hold Trust Shares or
    Trust II Shares of the Treasury Money
    Market Portfolio.

                                                  Management Fees                               .40%(1)   .40%(1)
                                                  Distribution (12b-1) Fees                     None      None
                                                  Other Expenses                                .56%(1)   .31%(1)
                                                  Total Annual Portfolio Operating Expenses     .96%(1)   .71%(1)



                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Trust
                                         Shares and Trust II Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares and Trust II Shares at certain
                                         levels. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .45%
                                         AND .80%, RESPECTIVELY, FOR TRUST
                                         SHARES, AND .35%, .20% AND .55%,
                                         RESPECTIVELY, FOR TRUST II SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


                                             EXAMPLE



                                                                                1        3      5        10
                                                                              YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                  $98    $306    $531    $1,178
                                                TRUST II SHARES               $73    $227    $395    $  883

 logo

            MONEY MARKET PORTFOLIO
             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek current
                                      income with liquidity and stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      80%) of its total assets in a broad range of money market
                                      instruments, including commercial paper, notes and bonds
                                      issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and
                                      instrumentalities, and obligations issued by U.S. and
                                      foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                                      The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two
                                      nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Services, Inc., or only one such rating if only one
                                      organization has rated the instrument. If the money market instrument is not rated, it must be determined by the
                                      Adviser to be of comparable quality.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with short-term
                                      interest rates.

                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows the
   Portfolio's average annual
   returns for one year, five
   years and since inception.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   RISK/RETURN SUMMARY                             MONEY MARKET PORTFOLIO


                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [BAR CHART -- STATED IN PERCENTAGES]

                                                                        MONEY MARKET PORTFOLIO
                                                                        ----------------------
'1991'                                                                           5.67
'92'                                                                             3.30
'93'                                                                             2.71
'94'                                                                             3.76
'95'                                                                             5.55
'96'                                                                             4.95
'97'                                                                             5.09
'98'                                                                             5.02


                                      The returns for Trust II Shares would have differed from the returns shown in the bar chart because the two classes bear different expenses.


                                              Best quarter:  2.36% for the
                                                             quarter ending


                                                             June 30, 1989


                                              Worst quarter: 0.66% for the
                                                             quarter ending


                                                             June 30, 1993


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                              SINCE
                                            1 YEAR                  5 YEARS                 INCEPTION*
   Trust Shares                             5.02%                    4.87%                    5.50%
   Trust II Shares**                        5.06%                    4.88%                    5.50%



    * December 1, 1990.


   ** Trust II Shares of the Portfolio commenced operations on November 10,
      1998. Average annual total returns for prior periods reflect the performance of the Portfolio's Trust Shares.



   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.


                                        9
-

   RISK/RETURN SUMMARY                             MONEY MARKET PORTFOLIO


                                             FEES AND EXPENSES


The table on the right shows
the fees and expenses that you pay
if you buy and hold Trust Shares or
Trust II Shares of the Money
Market Portfolio.

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM    TRUST       TRUST II
                                                  THE PORTFOLIO'S ASSETS)             SHARES      SHARES


                                                  Management Fees                     .40%(1)       .40%(1)
                                                  Distribution (12b-1) Fees           None          None
                                                  Other Expenses                      .53%(1)       .31%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses                            .93%(1)       .71%(1)




                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Trust
                                         Shares and Trust II Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares and Trust II Shares at certain
                                         levels. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .44%
                                         AND .79%, RESPECTIVELY, FOR TRUST
                                         SHARES AND .35%, .19% AND .54%,
                                         RESPECTIVELY, FOR TRUST II SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             EXAMPLE



                                                                                  1        3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $95    $296    $515    $1,143
                                                  TRUST II SHARES               $73    $227    $395    $  883

   WHAT ARE MUNICIPAL
   SECURITIES?


   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.

 logo
 logo   Q
               TAX-EXEMPT MONEY
               MARKET PORTFOLIO
             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current interest income exempt from federal income tax as is consistent with liquidity and stability of
                                      principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in short-term municipal securities that pay interest which is exempt from federal income tax. Municipal
                                      securities purchased by the Portfolio may include general
                                      obligation securities, revenue securities and private
                                      activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue
                                      securities are usually payable only from revenues derived
                                      from specific facilities or revenue sources. Private
                                      activity bonds are usually revenue obligations since they
                                      are typically payable by the private user of the facilities financed by the bonds. The interest on private activity
                                      bonds may be subject to the federal alternative minimum tax.
                                      Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80%
                                      requirement stated above.
                                      The Portfolio will only buy a municipal security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as
                                      Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or one such rating if only one organization has rated the security. If the security is not rated, it
                                      must be determined by the Adviser to be of comparable
                                      quality.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline. The ability of a state or local
                                      government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax
                                      revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                                      The Portfolio is not diversified, which means that it can
                                      invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one
                                      investment held by the Portfolio may affect the overall
                                      value of the Portfolio more than it would affect a
                                      diversified portfolio.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.


                                       11
-

   RETURN HISTORY+
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows the
   Portfolio's average annual
   returns for one year, five
   years and since inception.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

     TAX-EXEMPT MONEY

     MARKET PORTFOLIO

   RISK/RETURN SUMMARY


                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [BAR CHART -- STATED IN PERCENTAGES]

                                                                   TAX-EXEMPT MONEY MARKET PORTFOLIO
                                                                   ---------------------------------
'1991'                                                                           4.05
'92'                                                                             2.51
'93'                                                                             1.98
'94'                                                                             2.37
'95'                                                                             3.27
'96'                                                                             3.00
'97'                                                                             3.09
'98'                                                                             2.86



                                      The returns for Trust II Shares would have differed from the returns shown in the bar chart because the two classes bear different expenses.


                                              Best quarter:  1.38% for the
                                                             quarter ending


                                                             December 31, 1990


                                              Worst quarter: 0.45% for the
                                                             quarter ending


                                                             March 31, 1994


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                              SINCE
                                            1 YEAR                  5 YEARS                 INCEPTION*
   Trust Shares                             2.86%                    2.92%                    3.60%
   Trust II Shares**                        2.89%                    2.93%                    3.60%



    + The Portfolio commenced operations on July 15, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Trust Shares. Total returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.


    * September 28, 1990.


   ** Trust II Shares of the Portfolio commenced operations on November 16,
      1998. Average annual total returns for prior periods reflect the performance of the Portfolio's Trust Shares.



   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.


                                       12
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     TAX-EXEMPT MONEY

     MARKET PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM        TRUST   TRUST II
                                                  THE PORTFOLIO'S ASSETS)                SHARES     SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Trust Shares or
    Trust II Shares of the Tax-Exempt
    Money Market Portfolio.

                                                  Management Fees                    .40%(1)       .40%(1)
                                                  Distribution (12b-1) Fees             None          None
                                                  Other Expenses                     .44%(1)       .22%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses                           .84%(1)       .62%(1)



                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Trust
                                         Shares and Trust II Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because the Adviser is voluntarily
                                         waiving a portion of its advisory fee.
                                         This fee waiver is being made in order
                                         to keep the annual fees and expenses
                                         for the Portfolio's Trust Shares and
                                         Trust II Shares at certain levels.
                                         MANAGEMENT FEES, OTHER EXPENSES AND
                                         TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .45%
                                         AND .80%, RESPECTIVELY, FOR TRUST
                                         SHARES AND .35%, .19% AND .54%,
                                         RESPECTIVELY, FOR TRUST II SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $86    $268    $466    $1,037
                                                TRUST II SHARES              $63    $199    $346    $  774


                                       13
-

   REPURCHASE AGREEMENTS
   are transactions in
   which a Portfolio buys
   securities from a
   seller (usually a bank
   or broker-dealer) who
   agrees to buy them
   back from the
   Portfolio on a certain
   date and at a certain
   price.

   MORTGAGE-BACKED
   SECURITIES are
   certificates
   representing ownership
   interests in a pool of
   mortgage loans, and
   include those issued
   by the Government
   National Mortgage
   Association ("Ginnie
   Maes"), the Federal
   National Mortgage
   Association ("Fannie
   Maes") and the Federal
   Home Loan Mortgage
   Corporation ("Freddie
   Macs").

   PORTFOLIO MANAGER

   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1988.
 logo
 logo   Q
               U.S. GOVERNMENT
               SECURITIES PORTFOLIO
             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in debt obligations issued or guaranteed by the U.S.
                                      Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Portfolio also invests in
                                      mortgage-backed securities issued by U.S. Government-
                                      sponsored entities such as Ginnie Maes, Fannie Maes and
                                      Freddie Macs. The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from 1 to 30 years.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates may also cause certain
                                      debt securities held by the Portfolio, including
                                      mortgage-backed securities, to be paid off much sooner or
                                      later than expected. In the event that a security is paid
                                      off sooner than expected because of a decline in interest
                                      rates, the Portfolio may be unable to recoup all of its
                                      initial investment and may also suffer from having to
                                      reinvest in lower-yielding securities. In the event of a
                                      later than expected payment because of a rise in interest
                                      rates, the value of the obligation will decrease, and the
                                      Portfolio may suffer from the inability to invest in
                                      higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically
                                      involved little risk of loss of principal if held to
                                      maturity. Certain U.S. Government Securities, such as Ginnie
                                      Maes, are supported by the full faith and credit of the U.S.
                                      Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury. Other securities, such as Fannie Maes, are supported by the
                                      discretionary authority of the U.S. Government to purchase certain obligations of the issuer, and still others are
                                      supported by the issuer's own credit.
                                      Repurchase agreements carry the risk that the other party
                                      may not fulfill its obligations under the agreement.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                       14
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE GOVERNMENT
   BOND INDEX is an unmanaged
   index which tracks the
   performance of
   intermediate-term U.S.
   Government bonds.
  U.S. GOVERNMENT

  SECURITIES PORTFOLIO

   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [BAR CHART -- STATED IN PERCENTAGES]

                                                                 U.S. GOVERNMENT SECURITIES PORTFOLIO
                                                                 ------------------------------------
'1992'                                                                           14.27
'93'                                                                              9.10
'94'                                                                             -2.99
'95'                                                                             13.27
'96'                                                                              3.32
'97'                                                                              6.68
'98'                                                                              6.75

                                              Best quarter:  5.48% for the
                                                             quarter ending
                                                             September 30, 1991
                                              Worst quarter: -2.52% for the
                                                             quarter ending
                                                             March 31, 1994
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                SINCE
                                                           1 YEAR            5 YEARS         INCEPTION*
   Trust Shares                                             6.75%             5.76%             7.76%
   Lehman Brothers Intermediate Government Bond Index       8.49%             6.45%             8.25%



   * February 1, 1991 for Trust Shares; January 31, 1991 for the Lehman Brothers Intermediate Government Bond Index.


                                       15
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     U.S. GOVERNMENT

     SECURITIES PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                            TRUST SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Trust Shares
    of the U.S. Government Securities
    Portfolio.

                                                  Management Fees                                   .45%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                    .62%(1)
                                                  Total Annual Portfolio Operating Expenses        1.07%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .67%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $109   $340    $590    $1,306


                                       16
-

   INVESTMENT GRADE DEBT
   SECURITIES are those
   of medium credit
   quality or better as
   determined by a
   national rating
   agency, such as
   Standard & Poor's
   Ratings Group (debt
   securities rated in
   the four highest
   rating categories,
   i.e. BBB or better)
   and Moody's Investors
   Service, Inc. (debt
   securities rated in
   the four highest
   rating categories,
   i.e. Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   issuer of the
   securities will
   default on its
   principal and interest
   payments.


   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt securities in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   securities held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   it represents.
 logo
 logo   Q
               INTERMEDIATE CORPORATE
               BOND PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income as is consistent with preservation of capital.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in corporate debt obligations. These include
                                      obligations that are issued by U.S. and foreign business
                                      corporations and obligations issued by agencies,
                                      instrumentalities or authorities that are organized as
                                      corporations by the U.S., by states or political
                                      subdivisions of the U.S., or by foreign governments or
                                      political subdivisions. The Portfolio also invests in
                                      obligations issued or guaranteed by U.S. or foreign
                                      governments, their agencies and instrumentalities and in
                                      mortgage-backed securities, including Ginnie Maes, Fannie
                                      Maes and Freddie Macs.

                                      The Portfolio may only purchase investment grade debt
                                      obligations. Under normal market conditions, however, the
                                      Portfolio intends to invest at least 65% of its assets in
                                      debt obligations rated in one of the three highest rating
                                      categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least
                                      comparable in quality at the time of purchase. Occasionally, the rating of a security held by the Portfolio may be
                                      downgraded below investment grade. If that happens, the
                                      Portfolio does not have to sell the security unless the
                                      Adviser determines that under the circumstances the security is no longer an appropriate investment for the Portfolio.

                                      In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio's average weighted maturity will generally be between three and ten
                                      years.


                                       17
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, different
                                      accounting standards and political instability.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER
   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1997.
     INTERMEDIATE CORPORATE
     BOND PORTFOLIO
   RISK/RETURN SUMMARY

                                       18
-



    RETURN HISTORY                                                                                TRUST SHARES
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of                                                     [STATED IN PERCENTAGES]
    investing in the Portfolio. The bar
    chart shows the performance of the
    Portfolio's Trust Shares during the
    last calendar year. The table shows how
    the Portfolio's average annual returns
    for one year and since inception
    compare to those of a broad-based
    market index. Both the bar chart and
    table assume reinvestment of all
    dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.


                                                                 INTERMEDIATE CORPORATE BOND PORTFOLIO
                                                                 -------------------------------------
'1998'                                                                           9.01

                                              Best quarter:  5.33% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: -0.13% for the
                                                             quarter ending
                                                             December 31, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                9.01%                    8.88%
   Lehman Brothers Intermediate Corporate Bond Index           8.29%                    8.67%



   * February 10, 1997 for Trust Shares; January 31, 1997 for the Lehman Brothers Intermediate Corporate Bond Index.


   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE CORPORATE
   BOND INDEX is an unmanaged
   index which tracks the
   performance of
   intermediate-term U.S.
   corporate bonds.
                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                       19
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     INTERMEDIATE CORPORATE

     BOND PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                        TRUST SHARES

    The table on the right shows the fees
    and expenses that you pay if you buy
    and hold Trust Shares of the Intermediate
    Corporate Bond Portfolio.
                                                  Management Fees                                .55%
                                                  Distribution (12b-1) Fees                      None
                                                  Other Expenses                                 .64%(1)
                                                  Total Annual Portfolio Operating Expenses     1.19%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .24%
                                         AND .79%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $121   $378    $654    $1,443


                                       20
-

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX
   is an unmanaged index
   made up of Lehman
   Brothers'
   Government/Corporate
   Bond Index, its
   Mortgage Backed
   Securities Index and
   its Asset Backed
   Securities Index.
 logo
 logo   Q
               BOND INDEX
               PORTFOLIO
             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers
                                      Aggregate Bond Index (the "Lehman Aggregate").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Aggregate. The Adviser generally selects
                                      securities for the Portfolio on the basis of their
                                      weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman
                                      Aggregate at the time of such purchase. Because of the large number of securities listed in the Lehman Aggregate, the
                                      Portfolio cannot invest in all of them. Instead, the
                                      Portfolio holds a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two securities to represent an entire "class" or type of
                                      security in the Lehman Aggregate. The Portfolio will invest substantially all (but not less than 80%) of its total
                                      assets in securities listed in the Lehman Aggregate.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.
                                      There is the additional risk that the Portfolio will fail to match the investment results of the Lehman Aggregate.


                                       21
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Trust Shares
   during the last calendar
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to the Lehman Aggregate.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

     BOND INDEX

     PORTFOLIO

   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [BAR CHART -- STATED IN PERCENTAGES]

                                                                         BOND INDEX PORTFOLIO
                                                                         --------------------
'1998'                                                                           8.93


                                              Best quarter:  6.98% for the
                                                             quarter ending


                                                             June 30, 1989

                                              Worst quarter: 0.13% for the
                                                             quarter ending
                                                             December 31, 1998
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                8.93%                    9.11%
   Lehman Brothers Aggregate Bond Index                        8.69%                    9.67%



   * February 10, 1997 for Trust Shares; January 31, 1997 for the Lehman Brothers Aggregate Bond Index.


                                       22
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     BOND INDEX

     PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                        TRUST SHARES

    The table on the right shows the fees
    and expenses that you pay if you buy
    and hold Trust Shares of the
    Bond Index Portfolio.
                                                  Management Fees                                .30%
                                                  Distribution (12b-1) Fees                      None
                                                  Other Expenses                                 .63%(1)
                                                  Total Annual Portfolio Operating Expenses      .93%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .52%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         terminated at any time.



                                             EXAMPLE



                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $95    $296    $515    $1,143


                                       23
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek the highest level of current income consistent with conservation of
                                      capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all of its assets in a broad range of debt obligations, including corporate
                                      obligations and U.S. Government obligations. Corporate
                                      obligations may include bonds, notes and debentures. U.S.
                                      Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. The
                                      Portfolio also invests in mortgage-backed securities,
                                      including Ginnie Maes, Fannie Maes and Freddie Macs.
                                      Although the Portfolio invests primarily in the debt
                                      obligations of U.S. issuers, it may from time to time invest in U.S. dollar-denominated debt obligations of foreign
                                      corporations and governments.

                                      The Portfolio may only purchase investment grade debt
                                      obligations, which are those rated in one of the four
                                      highest rating categories by one or more national rating
                                      agencies, such as Standard & Poor's Ratings Group, Moody's
                                      Investors Service, Inc. Under normal market conditions,
                                      however, the Portfolio intends to invest at least 65% of its assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be
                                      purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to
                                      eligible rated securities. Occasionally, the rating of a
                                      security held by the Portfolio may be downgraded below
                                      investment grade. If that happens, the Portfolio does not
                                      have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      In making investment decisions, the Adviser considers a
                                      number of factors including credit quality, the price of the security relative to that of other securities in its sector, current yield, maturity, yield to maturity, anticipated
                                      changes in interest rates and other economic factors,
                                      liquidity and the overall quality of the investment. The
                                      Portfolio's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest
                                      rates.


 logo
 logo   Q
               GOVERNMENT & CORPORATE
               BOND PORTFOLIO
             RISK/RETURN SUMMARY

                                       24
-

                               PRINCIPAL RISK CONSIDERATIONS
                               The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise.
                               Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain debt securities held by the Portfolio, including callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment, and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                               The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall.

                               Foreign investments may be riskier than U.S. investments because of currency exchange rate volatility, government restrictions, different accounting standards and political instability.

                               The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER

   George J. Schupp is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Schupp, MVA's Director
   of Fixed Income
   Management, joined MVA
   in 1983 and has 7 years
   of prior investment
   experience. He has
   managed the Portfolio
   since February 1998.

 logo
 logo   Q
               GOVERNMENT & CORPORATE
               BOND PORTFOLIO
             RISK/RETURN SUMMARY

                                       25
-

                                                   GOVERNMENT & CORPORATE

  BOND PORTFOLIO

   RISK/RETURN SUMMARY
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX is an
   unmanaged index made up of
   Lehman Brothers'

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [BAR CHART -- STATED IN PERCENTAGES]

                                                                 GOVERNMENT & CORPORATE BOND PORTFOLIO
                                                                 -------------------------------------
'1992'                                                                            6.10
'93'                                                                              9.39
'94'                                                                             -2.52
'95'                                                                             16.93
'96'                                                                              2.14
'97'                                                                              8.56
'98'                                                                              8.99


                                              Best quarter:  6.98% for the
                                                             quarter ending


                                                             June 30, 1989

                                              Worst quarter: -2.71% for the
                                                             quarter ending
                                                             March 31, 1996
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                 SINCE
                                                1 YEAR                  5 YEARS               INCEPTION*
   Trust Shares                                  8.99%                   6.61%                   7.98%
   Lehman Brothers Aggregate Bond Index          8.69%                   7.27%                   9.08%



   * February 1, 1991 for Trust Shares; January 31, 1991 for the Lehman Brothers Aggregate Bond Index.

   Government/Corporate Bond
   Index,

                                       26
   its Mortgage Backed
   Securities Index and its
   Asset Backed Securities
   Index.

                                                   GOVERNMENT & CORPORATE

                                                   BOND PORTFOLIO

   RISK/RETURN SUMMARY


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                            TRUST SHARES

    The table on the right shows the fees         Management Fees                                   .45%
    and expenses that you pay if you buy          Distribution (12b-1) Fees                         None
    and hold Trust Shares of the                  Other Expenses                                    .61%(1)
    Government & Corporate Bond                   Total Annual Portfolio Operating Expenses        1.06%(1)
    Portfolio.




                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at certain levels. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .21%
                                         AND .66%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $108   $337    $585    $1,294

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs may
   be higher or lower, based on
   these assumptions your costs
   would be:

 logo
 logo
                                                       SHORT-INTERMEDIATE
                                                       MUNICIPAL PORTFOLIO
             RISK/RETURN SUMMARY

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.




   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt obligations,
   including municipal
   securities, in a
   Portfolio come due or
   mature. It is calculated
   by averaging the time to
   maturity of all debt
   obligations held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   which it represents.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income, exempt from regular federal income tax, as is consistent with preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest which is
                                      exempt from federal income tax. Municipal securities
                                      purchased by the Portfolio may include general obligation
                                      securities, revenue securities and private activity bonds.
                                      General obligation securities are secured by the issuer's
                                      full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific
                                      facilities or revenue sources. Private activity bonds are
                                      usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.
                                      The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private
                                      activity bonds will not be treated as investments in
                                      municipal securities for purposes of the 80% requirement
                                      stated above.
                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also
                                      attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state.
                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.
                                      The Portfolio's average weighted maturity will generally be between two and five years.


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities, including municipal
                                      securities, tend to move in the opposite direction to
                                      interest rates. When rates are rising, the prices of debt
                                      securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest
                                      rates may cause certain municipal securities held by the
                                      Portfolio to be paid off much sooner or later than expected.
                                      In the event that a security is paid off sooner than
                                      expected, because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and may also suffer from having to reinvest in
                                      lower-yielding securities. In the event of a later than
                                      expected payment, because of a rise in interest rates the
                                      value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding
                                      securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall. The ability of a state or local government issuer to make payments can be affected by many factors, including
                                      economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal
                                      securities are payable only from limited revenue sources or by private entities.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER

   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993 and
   has served as portfolio
   manager of the
   Portfolio since it
   commenced operations in
   1995.

     SHORT-INTERMEDIATE
     MUNICIPAL PORTFOLIO
   RISK/RETURN SUMMARY

                                       29
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   MUNICIPAL
   BOND INDEX -- 3 YEAR is an
   unmanaged index that tracks
   the performance of
   municipal
   bonds with remaining
   maturities of three years
   or less.
                                                      SHORT-INTERMEDIATE

   RISK/RETURN SUMMARY                                MUNICIPAL PORTFOLIO


                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [Bar Chart -- Stated in percentages]

                                                                SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO
                                                                --------------------------------------
'1996'                                                                           3.62
'97'                                                                             5.22
'98'                                                                             4.85

                                              Best quarter:  2.31% for the
                                                             quarter ending
                                                             September 30, 1998

                                              Worst quarter: 0.01% for the
                                                             quarter ending


                                                             March 31, 1996

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                  SINCE
                                                       1 YEAR   INCEPTION*
   Trust Shares                                        4.85%      4.69%
   Lehman Brothers Municipal Bond Index -- 3 Year      5.21%      5.39%



   * July 10, 1995 for Trust Shares; June 30, 1995 for the Lehman Brothers Municipal Bond Index - 3 Year.


                                       30
-

                                                       SHORT-INTERMEDIATE

                                                       MUNICIPAL PORTFOLIO


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          TRUST SHARES

    The table on the right shows the fees         Management Fees                                  .55%
    and expenses that you pay if you buy          Distribution (12b-1) Fees                        None
    and hold Trust Shares of the                  Other Expenses                                   .65%(1)
    Short-Intermediate Municipal                  Total Annual Portfolio Operating Expenses       1.20%(1)
    Portfolio.




                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .77%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $122   $381    $660    $1,455

   RISK/RETURN SUMMARY

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.

   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt obligations,
   including municipal
   securities, in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   obligations held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   which it represents.
 logo
 logo   Q
               MISSOURI TAX-EXEMPT
               BOND PORTFOLIO
             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of interest income exempt from federal income tax as is consistent with conservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest that is
                                      exempt from federal income tax, and at least 65% of its
                                      total assets in Missouri municipal securities, which are
                                      securities issued by the State of Missouri and other
                                      government issuers and that pay interest which is exempt
                                      from both federal income tax and Missouri state income tax.
                                      Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and
                                      private activity bonds. General obligation securities are
                                      secured by the issuer's full faith, credit and taxing power.
                                      Revenue securities are usually payable only from revenues
                                      derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they
                                      are typically payable by the private user of the facilities financed by the bonds. The interest on private activity
                                      bonds may be subject to the federal alternative minimum tax.
                                      Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80%
                                      requirement stated above.
                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity.
                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.
                                      The Portfolio's average weighted maturity will vary from
                                      time to time depending on current economic and market
                                      conditions and the Adviser's assessment of probable changes in interest rates.


                                       32
-

   PORTFOLIO MANAGER

   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993
   and has managed the
   Portfolio since that
   time.

     MISSOURI TAX-EXEMPT
     BOND PORTFOLIO
   RISK/RETURN SUMMARY


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities, including municipal
                                      securities, tend to move in the opposite direction to
                                      interest rates. When rates are rising, the prices of debt
                                      securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest
                                      rates also may cause certain municipal securities held by
                                      the Portfolio to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and may also suffer from having to reinvest in
                                      lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation may decrease, and the Portfolio will suffer from the inability to invest in higher-yielding
                                      securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall. The ability of a state or local government issuer to make payments can be affected by many factors, including
                                      economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal
                                      securities are payable only from limited revenue sources or by private entities.

                                      The Portfolio is not diversified, which means that it can
                                      invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one
                                      investment held by the Portfolio may affect the overall
                                      value of the Portfolio more than it would affect a
                                      diversified portfolio that holds more investments. Because the Portfolio invests primarily in Missouri municipal
                                      securities, it also is likely to be especially susceptible to economic, political and regulatory events that affect
                                      Missouri.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                       33
-

   RETURN HISTORY+
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   MUNICIPAL
   BOND INDEX is an unmanaged
   index that tracks the
   performance
   of municipal bonds.
     MISSOURI TAX-EXEMPT

     BOND PORTFOLIO

   RISK/RETURN SUMMARY


                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [MISSOURI TAX-EXEMPT BOND PORTFOLIO BAR
                                    GRAPH -- STATED IN PERCENTAGES]

                                                                  MISSOURI TAX-EXEMPT BOND PORTFOLIO
                                                                  ----------------------------------
'1989'                                                                            8.79
'90'                                                                              5.94
'91'                                                                             11.66
'92'                                                                              8.93
'93'                                                                             11.86
'94'                                                                             -5.59
'95'                                                                             17.01
'96'                                                                              3.19
'97'                                                                              8.29
'98'                                                                              5.41


                                              Best quarter:  7.58% for the
                                                             quarter ending
                                                             March 31, 1995
                                              Worst quarter: -5.57% for the
                                                             quarter ending
                                                             March 31, 1994

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                          SINCE
                                             1 YEAR              5 YEARS            10 YEARS           INCEPTION*
   Trust Shares                               5.41%               5.40%               7.39%               7.77%
   Lehman Brothers Municipal Bond
   Index                                      6.48%               6.35%               8.22%               8.26%



   + The Portfolio commenced operations on July 15, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Trust Shares. Total returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.


    * July 15, 1988 for Trust Shares; June 30, 1988 for the Lehman Brothers Municipal Bond Index.


                                       34
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     MISSOURI TAX-EXEMPT

     BOND PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            TRUST
                                                  PORTFOLIO'S ASSETS)                            SHARES

    The table on the right shows the
    fees and expenses that you pay
    if you buy and hold Trust Shares of
    the Missouri Tax-Exempt Bond
    Portfolio.
                                                  Management Fees                                .45%

                                                  Distribution (12b-1) Fees                      None
                                                  Other Expenses                                 .61%(1)
                                                  Total Annual Portfolio Operating Expenses     1.06%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .21%
                                         AND .66%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $108   $337    $585    $1,294


                                       35
-

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.
 logo
 logo   Q
               NATIONAL MUNICIPAL
               BOND PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income exempt from regular federal income tax as is consistent with conservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest which is
                                      exempt from federal income tax. Municipal securities
                                      purchased by the Portfolio may include general obligation
                                      securities, revenue securities and private activity bonds.
                                      General obligation securities are secured by the issuer's
                                      full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific
                                      facilities or revenue sources. Private activity bonds are
                                      usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.
                                      The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private
                                      activity bonds will not be treated as investments in
                                      municipal securities for purposes of the 80% requirement
                                      stated above.

                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also
                                      attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state. The
                                      Portfolio's average maturity generally will be longer (10
                                      years or less) than that of the Short Intermediate Municipal
                                      Portfolio

                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      The Portfolio's average weighted maturity will vary from
                                      time to time depending on current economic and market
                                      conditions and the Adviser's assessment of probable changes in interest rates.


                                       36
-

                               PRINCIPAL RISK CONSIDERATIONS
                               The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.
                               Changes in interest rates also may cause certain municipal securities held by the Portfolio to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.

                               The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

                               The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER
   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993 and
   has served as portfolio
   manager of the
   Portfolio since it
   commenced operations in
   1996.
 logo
 logo   Q
               NATIONAL MUNICIPAL
               BOND PORTFOLIO
             RISK/RETURN SUMMARY

                                       37
-

                                                       NATIONAL MUNICIPAL
                                                       BOND PORTFOLIO


   RISK/RETURN SUMMARY


   RETURN HISTORY
   The bar chart and table on this
   page show the Portfolio's annual
   returns and long-term
   performance, thereby giving some
   indication of the risk of
   investing in the Portfolio. The
   bar chart shows how the
   performance of the Portfolio's
   Trust Shares has varied from
   year to year. The table shows
   how the Portfolio's average
   annual returns for one year and
   since inception compare to those
   of a broad-based market index.
   Both the bar chart and table
   assume reinvestment of all
   dividends and distributions. The
   Portfolio's past performance
   does not necessarily indicate
   how it will perform in the
   future.


   KNOW YOUR INDEX
   THE LEHMAN BROTHERS MUNICIPAL
   BOND INDEX -- 10 YEAR is an
   unmanaged index that tracks
   the performance of municipal
   bonds with remaining maturities
   of 10 years or less.

                                            TRUST SHARES
                                            YEAR-BY-YEAR TOTAL RETURNS
                                            (AS OF DECEMBER 31 EACH YEAR)

                                           1997              10.29%
                                             98               6.15%

                                              Best quarter:  3.77% for the
                                                             quarter ending
                                                             September 30, 1997
                                              Worst quarter: -0.33% for the
                                                             quarter ending
                                                             March 31, 1997

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                6.15%                    7.94%
   Lehman Brothers Municipal Bond Index -- 10 Year             6.76%                    7.44%



   * November 18, 1996 for Trust Shares; November 30, 1997 for the Lehman Brothers Municipal Bond Index -- 10 Year.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     NATIONAL MUNICIPAL

     BOND PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          TRUST SHARES

    The table on the right shows the
    fees and expenses that you pay
    if you buy and hold Trust Shares
    of the National Municipal Bond
    Portfolio.

                                                  Management Fees                                  .55%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .61%(1)
                                                  Total Annual Portfolio Operating Expenses       1.16%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .20%
                                         AND .75%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $118   $368    $638    $1,409


                                       39
-

   TOTAL RETURN consists
   of net income
   (dividend and/or
   interest income from
   Portfolio securities,
   less expenses of the
   Portfolio) and capital
   gains and losses, both
   realized and
   unrealized, from
   Portfolio securities.


   INVESTMENT GRADE BONDS
   are those of medium
   credit quality or
   better, as determined
   by a national rating
   agency such as
   Standard & Poor's
   Ratings Group (bonds
   rated BBB or higher)
   and Moody's Investors
   Service, Inc. (bonds
   rated Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   bond issuer will
   default on its
   principal and interest
   payments.

 logo
 logo   Q
               BALANCED
               PORTFOLIO
             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to maximize total
                                      return through a combination of growth of capital and
                                      current income consistent with the preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests in a combination of equity securities
                                      (such as stocks), fixed-income securities (such as bonds)
                                      and money market instruments in weightings the Adviser
                                      believes will offer attractive total returns over time. In making asset allocation decisions, the Adviser evaluates
                                      forecasts for inflation, interest rates and long-term
                                      corporate earnings growth. The Adviser then examines the
                                      potential effect of these factors on each asset group over a one- to three-year time period using its own dynamic
                                      computer models. These models show the statistical impact of the Adviser's economic outlook upon the future returns of
                                      each asset group. The Adviser periodically will increase or decrease the Portfolio's allocations to equities and
                                      fixed-income securities based on which class appears
                                      relatively more attractive than the other. For example, if the Adviser expects more rapid economic growth leading to
                                      better corporate earnings, it will increase the Portfolio's holdings of equity securities and reduce its holdings of
                                      fixed-income securities and money market instruments.

                                      In selecting equity securities, the Adviser considers
                                      historical and projected earnings, the price/earnings
                                      relationship and company growth and asset value. In
                                      selecting fixed-income securities, the Adviser seeks those issues representing the best value among various sectors,
                                      and also considers credit quality, prevailing interest rates and liquidity.

                                      Under normal market conditions, the Portfolio invests at
                                      least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities.
                                      The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. The Portfolio's equity securities will consist mainly of common stocks, and its fixed-income securities will consist mainly of
                                      investment grade bonds, including U.S. Government
                                      securities. Occasionally, the rating of a security held by the Portfolio may be downgraded below investment grade. If that happens, the Portfolio doesn't have to sell the
                                      security unless the Adviser determines that under the
                                      circumstances the security is no longer an appropriate
                                      investment for the Portfolio.


                                       40
-

                               PRINCIPAL RISK CONSIDERATIONS
                               The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                               The Portfolio also invests in fixed-income securities, which lose value when interest rates increase (but increase in value when interest rates decline).
                               Longer-term fixed-income securities are more susceptible to these fluctuations in interest rates than short-term fixed-income securities. Changes in interest rates may cause certain fixed-income securities, such as callable securities and mortgage-backed securities, to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities. Fixed-income securities are subject to other risks, including the risk that the issuer will be unable to make payments of principal and interest.

                               The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER
   Peter Merzian, a
   senior associate of
   MVA, is responsible
   for the day-to-day
   management of the
   Portfolio. He has been
   with MVA since 1993
   and has managed the
   Portfolio since May
   1996. He also manages
   the Fund's three
   municipal bond
   portfolios.
 logo
 logo   Q
               BALANCED
               PORTFOLIO
             RISK/RETURN SUMMARY

                                       41
-

                                                                 BALANCED

                                                                 PORTFOLIO

   RISK/RETURN SUMMARY


   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Trust Shares
   has varied from year to
   year. The table shows how
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of broad-based market
   indexes. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX

   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange
   and NASDAQ.

   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX is an
   unmanaged index made up of
   Lehman Brothers' Government/
   Corporate Bond Index,
   its Mortgage Backed
   Securities Index and its
   Asset Backed Securities
   Index.



                                     TRUST SHARES
                                     YEAR-BY-YEAR TOTAL RETURNS
                                     (AS OF DECEMBER 31 EACH YEAR)

                                1994                -1.25%
                                  95                26.28%
                                  96                12.29%
                                  97                18.47%
                                  98                11.44%

                                              Best quarter:  10.95% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -7.40% for the
                                                             quarter ending
                                                             September 30, 1998
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                            SINCE
                                                       1 YEAR   5 YEARS   INCEPTION*
   Trust Shares                                        11.44%    13.07%     12.03%
   S&P 500 Index                                       28.60%    24.05%     21.73%
   Lehman Brothers Aggregate Bond Index                 8.69%     7.27%      7.27%



   * April 1, 1993 for Trust Shares: March 31, 1993 for the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     BALANCED

     PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                        TRUST SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Trust Shares
    of the Balanced Portfolio.
                                                  Management Fees                                .75%
                                                  Distribution (12b-1) Fees                      None
                                                  Other Expenses                                 .61%(1)
                                                  Total Annual Portfolio Operating Expenses     1.36%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .97%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $138   $431    $745    $1,635


                                       43
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      value companies with large market capitalizations
                                      (generally, $5 billion or higher). In selecting these
                                      stocks, the Adviser evaluates a number of quantitative
                                      factors, including dividend yield, current and future
                                      earnings potential compared to stock prices and total return potential. The Adviser also examines other measures of
                                      valuation, including cash flow, asset value and book value.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in income-producing
                                      (dividend-paying) equity securities, primarily common
                                      stocks. These stocks generally will be listed on a national stock exchange or will be unlisted stocks with established over-the-counter markets. Many such stocks may offer
                                      above-average levels of income as compared to the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the value stocks it typically holds may not perform as well as other types of stocks, such as growth stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

    MARKET CAPITALIZATION is a
    common measure of the size
    of a company. It is the
    market price of a share of
    the company's stock
    multiplied by the number of
    outstanding shares.

    VALUE STOCKS are those that
    appear to be underpriced
    based on valuation measures,
    such as lower price-to-
    earnings and price-to-book
    value ratios.

    PORTFOLIO MANAGER
    MVA's Equity Committee is
    responsible for the
    day-to-day management of the
    Portfolio. The Committee has
    managed the Portfolio since
    1998.


 logo
 logo   Q
             RISK/RETURN SUMMARY                  EQUITY INCOME PORTFOLIO

                                       44
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Trust Shares
   during the last calendar
   year. The table shows how
   the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX


   THE RUSSELL 1000 VALUE
   INDEX
   is an unmanaged index that
   measures the performance of
   the stocks in the Russell
   1000 Index with less than
   average growth orientation.
   Companies in this Index
   generally have low price to
   book and price/earnings
   ratios, higher dividend
   yields and lower forecasted
   growth values. The Russell
   1000 Index consists of the
   1,000 largest U.S.
   companies as ranked by
   total market
   capitalization.


     EQUITY INCOME PORTFOLIO

   RISK/RETURN SUMMARY

                                              TRUST SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [Bar Chart -- Stated in percentages]

                                                                        EQUITY INCOME PORTFOLIO
                                                                        -----------------------
'1998'                                                                           10.39

                                              Best quarter:  14.33% for the
                                                             quarter ending
                                                             June 30, 1997
                                              Worst quarter: -8.70% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                10.39%                   17.41%
   Russell 1000 Value Index                                    15.63%                   23.26%



   * February 27, 1997 for Trust Shares; February 28, 1997 for the Russell 1000 Value Index.


                                       45
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

   RISK/RETURN SUMMARY                            EQUITY INCOME PORTFOLIO


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                        TRUST SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Trust Shares
    of the Equity Income Portfolio.
                                                  Management Fees                                .75%
                                                  Distribution (12b-1) Fees                      None
                                                  Other Expenses                                 .62%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses                                      1.37%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .97%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $139   $434    $750    $1,646


                                       46
-

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.


   THE S&P 500 INDEX is
   an unmanaged index
   comprised of 500
   widely held common
   stocks listed on the
   New York Stock
   Exchange, the American
   Stock Exchange and
   NASDAQ.

 logo
 logo   Q
                                                         EQUITY INDEX
             RISK/RETURN SUMMARY                         PORTFOLIO


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of
                                      U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500
                                      Index (the "S&P 500 Index").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P 500 Index. The Portfolio invests substantially all
                                      (at least 80%) of its total assets in securities listed in the S&P 500 Index and typically will hold all 500 stocks
                                      represented in the Index. In general, each stock's
                                      percentage weighting in the Portfolio is based on its
                                      weighting in the Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the
                                      large-capitalization stocks it typically holds may not
                                      perform as well as other types of stocks, such as
                                      small-capitalization stocks.

                                      There is the additional risk that the Portfolio's investment results may fail to match those of the S&P 500 Index.


                                       47
-



    RETURN HISTORY                                                                                TRUST SHARES
    The bar chart and table below show the                                          YEAR-BY-YEAR TOTAL RETURNS
    Portfolio's annual returns and                                               (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of                                        [BAR CHART -- STATED IN PERCENTAGES]
    investing in the Portfolio. The bar
    chart shows the performance of the
    Portfolio's Trust Shares during the
    last calendar year. The table shows how
    the Portfolio's average annual returns
    for one year and since inception
    compare to those of the S&P 500 Index.
    Both the bar chart and table assume
    reinvestment of all dividends and
    distributions. The Portfolio's past
    performance does not necessarily
    indicate how it will perform in the
    future.


                                                                        EQUITY INDEX PORTFOLIO
                                                                        ----------------------
'1998'                                                                           28.20

                                              Best quarter:  21.14% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -9.96% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                28.20%                   31.01%
   S&P 500 Index                                               28.60%                   31.31%



   * May 1, 1997 for Trust Shares; April 30, 1997 for the S&P 500 Index.


                                                             EQUITY INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                       48
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     EQUITY INDEX

     PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                                                             TRUST SHARES
                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Trust Shares
    of the Equity Index Portfolio.
                                                                                                 .30%
                                                  Management Fees
                                                                                                 None
                                                  Distribution (12b-1) Fees
                                                                                                 .73%(1)
                                                  Other Expenses
                                                                                                1.03%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .25%
                                         AND .55%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $105   $328    $569    $1,259


                                       49
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in common stocks. The
                                      Adviser selects stocks based on a number of factors related to historical and projected earnings and the price/earnings relationship as well as company growth and asset value,
                                      consistency of earnings growth and earnings quality.

                                      Stocks purchased for the Portfolio generally will be listed on a national stock exchange or will be unlisted securities with an established over-the-counter market. These stocks
                                      tend to pay dividends, so many of the Portfolio's
                                      investments may produce some income. Nevertheless, income is not the primary factor in the stock selection process.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
    PORTFOLIO MANAGER
    MVA's Equity Committee is
    responsible for the
    day-to-day management of the
    Portfolio. The Committee has
    managed the Portfolio since
    1998.


 logo
 logo   Q
               GROWTH & INCOME
               EQUITY PORTFOLIO
             RISK/RETURN SUMMARY

                                       50
-

                                                          GROWTH & INCOME

                                                          EQUITY PORTFOLIO

   RISK/RETURN SUMMARY



    RETURN HISTORY
    The bar chart and table below show the
    Portfolio's annual returns and
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Trust Shares has varied
    from year to year. The table shows how
    the Portfolio's average annual returns
    for one year, five years and since
    inception compare to those of a
    broad-based market index. Both the bar
    chart and table assume reinvestment of
    all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.

   KNOW YOUR INDEX

   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the
   New York Stock Exchange,
   the American Stock Exchange
   and NASDAQ.


                                                                                 TRUST SHARES
                                                                   YEAR-BY-YEAR TOTAL RETURNS
                                                                (AS OF DECEMBER 31 EACH YEAR)

                                                                   GROWTH & INCOME EQUITY PORTFOLIO
                                                                   --------------------------------
                                                            1992                 10.61%
                                                            93                    9.61%
                                                            94                   -0.26%
                                                            95                   34.38%
                                                            96                   19.40%
                                                            97                   27.80%
                                                            98                   13.12%

                                              Best quarter:  18.19% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -14.34% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                                 SINCE
                                                       1 YEAR              5 YEARS             INCEPTION*
   Trust Shares                                        13.12%               18.27%               15.76%
   S&P 500 Index                                       28.60%               24.05%               18.93%



   * April 1, 1991 for Trust Shares; March 31, 1991 for the S&P 500 Index.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     GROWTH & INCOME

     EQUITY PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                      TRUST SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Trust Shares
    of the Growth & Income
    Equity Portfolio.

                                                  Management Fees                              .55%
                                                  Distribution (12b-1) Fees                    None
                                                  Other Expenses                               .59%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses                                    1.14%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .19%
                                         AND .74%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $116   $362    $628    $1,386


                                       52
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      growth companies. In selecting securities for the Portfolio, the Adviser evaluates a company's earnings history and the risk and volatility of the company's business. The Adviser also considers other factors, such as product position and the ability to increase market share, but the ability to
                                      increase company earnings is the primary consideration.
                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in common stocks or other
                                      equity securities, such as preferred stocks, convertible
                                      securities and warrants. Typically, the Portfolio's stocks are those of large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American
                                      Stock Exchange or NASDAQ.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the growth stocks it typically holds may not perform as well as other types of stocks, such as value stocks.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   GROWTH STOCKS offer
   strong revenue and
   earnings potential and
   accompanying capital
   growth, with less
   dividend income than
   value stocks.
   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.
 logo
 logo   Q
                                                         GROWTH EQUITY
             RISK/RETURN SUMMARY                         PORTFOLIO

                                       53
-

   KNOW YOUR INDEX

   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange
   and NASDAQ.
     GROWTH EQUITY
   RISK/RETURN SUMMARY                                          PORTFOLIO




    RETURN HISTORY+                                                                              TRUST SHARES*
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of                                        [BAR CHART -- STATED IN PERCENTAGES]
    investing in the Portfolio. The bar
    chart shows the performance of the
    Portfolio's Trust Shares during the
    last calendar year. The table shows how
    the Portfolio's average annual returns
    for one year and since inception
    compare to those of a broad-based
    market index. Both the bar chart and
    table assume reinvestment of dividends
    and distributions. The Portfolio's past
    performance does not necessarily
    indicate how it will perform in the
    future.


                                                                        GROWTH EQUITY PORTFOLIO
                                                                        -----------------------
'1998'                                                                           29.88

                                              Best quarter:  25.20% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -11.73% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                               29.88%                   18.30%
   S&P 500 Index                                              28.60%                   21.60%



   + The Portfolio commenced operations on January 4, 1993 as the Arrow Equity
     Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds. On November 21, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares.


   * November 24, 1997 for Trust Shares; November 30, 1997 for the S&P 500
   Index.


                                       54
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     GROWTH EQUITY

     PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE             TRUST
                                                  PORTFOLIO'S ASSETS)                             SHARES

    The table on the right shows
    the fees and expenses that you pay if
    you buy and hold Trust Shares of the
    Growth Equity Portfolio.
                                                  Management Fees                                   .75%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                    .69%(1)
                                                  Total Annual Portfolio Operating Expenses        1.44%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .97%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $147   $456    $787    $1,724


                                       55
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      Under normal conditions, the Portfolio invests at least 65%
                                      of its total assets in the common stocks of small- to
                                      medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which the
                                      Adviser believes have above-average prospects for capital
                                      appreciation. Stocks purchased by the Portfolio may be
                                      listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market.

                                      The Portfolio also may invest a portion of its assets in
                                      larger companies that the Adviser believes offer improved
                                      growth possibilities because of rejuvenated management,
                                      product changes or other developments likely to stimulate
                                      earnings or asset growth. The Portfolio also may invest in stocks the Adviser believes are undervalued or in initial
                                      public offerings (IPOs) of new companies that demonstrate
                                      the potential for price appreciation. The Adviser selects
                                      stocks based on a number of factors, including historical
                                      and projected earnings, asset value, potential for price
                                      appreciation and earnings growth and quality of the products manufactured or services offered.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      Compared to larger-capitalization stocks,
                                      small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses
                                      may not be well-established. In addition, some smaller
                                      companies may have specialized or limited product lines,
                                      markets or financial resources and may be dependent on
                                      one-person management. All of these factors increase risk
                                      and may result in more significant losses than the other
                                      Mercantile Stock Portfolios. In an effort to reduce the
                                      risks inherent in smaller-company stocks, the Portfolio's
                                      holdings are diversified over a number of companies and
                                      industry groups.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


 logo
 logo   Q
               SMALL CAP
               EQUITY PORTFOLIO
             RISK/RETURN SUMMARY




    PORTFOLIO MANAGER
    Robert J. Anthony, Senior
    Associate at MVA, is
    responsible for the
    day-to-day management of the
    Portfolio. He has been with
    MVA for 25 years and has
    managed the Portfolio since
    its inception in 1992.



    RETURN HISTORY                                                                                TRUST SHARES
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving                                 [BAR CHART -- STATED IN PERCENTAGES]
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Trust Shares has varied
    from year to year. The table shows how
    the Portfolio's average annual returns
    for one year, five years and since
    inception compare to those of a
    broad-based market index. Both the bar
    chart and the table assume reinvestment
    of all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.


                                                                      SMALL CAP EQUITY PORTFOLIO
                                                                      --------------------------
'1993'                                                                           23.57
'94'                                                                              2.52
'95'                                                                             17.26
'96'                                                                             10.98
'97'                                                                             20.79
'98'                                                                              -7.8



KNOW YOUR INDEX
THE RUSSELL 2000 INDEX is an
unmanaged index comprised of the
2,000 smallest companies of the 3,000
largest U.S. based on market
capitalization.


                                              Best quarter:  18.51% for the
                                                             quarter
                                                             ending December 31,
                                                             1992
                                              Worst quarter: -24.71% for the
                                                             quarter
                                                             ending September
                                                             30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                 SINCE
                                                       1 YEAR              5 YEARS             INCEPTION*
   Trust Shares                                       (7.80)%                8.24%               12.07%
   Russell 2000 Index                                 (2.55)%               11.87%               13.86%



   * May 6, 1992 for Trust Shares; April 30, 1992 for the Russell 2,000 Index.


                                                               SMALL CAP
                                                               EQUITY PORTFOLIO
   RISK/RETURN SUMMARY

                                       57
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

     SMALL CAP

     EQUITY PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                     TRUST SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Trust Shares of the
    Small Cap Equity Portfolio.
                                                  Management Fees                              .75%
                                                  Distribution (12b-1) Fees                    None
                                                  Other Expenses                               .60%(1)
                                                  Total Annual Portfolio Operating
                                                  Expenses                                    1.35%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .20%
                                         AND .95%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $137   $428    $739    $1,624


                                       58
-

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   THE S&P SMALLCAP 600
   INDEX is an unmanaged
   index that tracks the
   performance of 600
   domestic companies
   traded on the New York
   Stock Exchange, the
   American Stock
   Exchange and NASDAQ.
   The S&P SmallCap Index
   is heavily weighted
   with the stocks of
   small companies.
 logo
 logo   Q
               SMALL CAP EQUITY
               INDEX PORTFOLIO
             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide
                                      investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. common stocks with smaller stock market
                                      capitalizations, as represented by the S&P SmallCap 600
                                      Index.

                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P SmallCap 600 Index. The Portfolio will invest at
                                      least 80% of its total assets in securities listed in the
                                      S&P SmallCap 600 Index and typically will hold all 600
                                      stocks represented in the Index. Under certain
                                      circumstances, however, the Portfolio may not hold all 600 stocks in the Index because of shareholder activity or
                                      changes in the Index. In general, each stock's percentage
                                      weighting in the Portfolio is based on its weighting in the
                                      S&P SmallCap 600 Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P
                                      SmallCap 600 Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      In addition, the Portfolio is subject to the additional risk that the small-capitalization stocks that it holds may not perform as well as other types of stocks. Compared to
                                      larger-capitalization stocks, small-capitalization stocks
                                      tend to carry greater risk and exhibit greater price
                                      volatility because their businesses may not be
                                      well-established. In addition, some smaller companies may
                                      have specialized or limited product lines, markets or
                                      financial resources and may be dependent on one-person
                                      management. All of these factors increase risk and may
                                      result in more significant losses than the other Mercantile
                                      Stock Portfolios. By typically investing in all 600 stocks in the Index, the Portfolio remains broadly diversified,
                                      which may reduce some of this risk. There is the additional risk that the Portfolio's investment results may fail to
                                      match those of the S&P SmallCap 600 Index.

                                      RETURN HISTORY
                                      The Portfolio does not have a long-term performance record because it has been in operation for less than one calendar year.


                                       59
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
     SMALL CAP EQUITY

     INDEX PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                    ANNUAL PORTFOLIO OPERATING EXPENSES
                                                    (EXPENSES THAT ARE DEDUCTED FROM THE
                                                    PORTFOLIO'S ASSETS)                       TRUST SHARES

    The table on the right shows the fees and
    expenses that you pay if you buy and hold
    Trust Shares of the Small Cap Equity Index
    Portfolio.
                                                    Management Fees                               .40%
                                                    Distribution (12b-1) Fees                     None
                                                    Other Expenses                                .79%(1)
                                                    Total Annual Portfolio Operating
                                                    Expenses                                     1.19%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .32%
                                         AND .72%, RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  TRUST SHARES                  $121   $378    $654    $1,443


                                       60
-

   SUB-ADVISER/ PORTFOLIO
   MANAGER

   MVA has appointed Clay
   Finlay, Inc. ("Clay
   Finlay" or the
   "Sub-Adviser") as sub-
   adviser to assist in
   the day-to- day
   management of the
   Portfolio. Frances
   Dakers, a principal
   and senior portfolio
   manager of Clay
   Finlay, is responsible
   for the management of
   the Portfolio. Ms.
   Dakers has been with
   Clay Finlay since
   January 1982 and has
   managed the Portfolio
   since it began
   operations in 1994.
 logo
 logo   Q
               INTERNATIONAL EQUITY
               PORTFOLIO
             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in foreign common stocks,
                                      most of which will be denominated in foreign currencies.
                                      During normal market conditions, the Portfolio will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than
                                      50% of their assets outside the United States. Under normal market conditions, the Portfolio invests in equity
                                      securities from at least three foreign countries. Generally, at least 50% of the Portfolio's total assets will be
                                      invested in securities of companies located either in the
                                      developed countries of Western Europe or in Japan. The
                                      Portfolio also may invest in other developed countries and in countries with emerging markets or economies.
                                      By investing in various foreign stocks, the Portfolio
                                      attempts to achieve broad diversification and to take
                                      advantage of differences between economic trends and the
                                      performance of securities markets in different countries,
                                      regions and geographic areas. In selecting stocks, the Sub-
                                      Adviser uses a screening tool to determine which companies represent the best values relative to their long-term growth prospects and local markets. The Sub-Adviser also uses
                                      fundamental analysis by evaluating balance sheets, market
                                      share and strength of management.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      Investing in foreign companies involves different risks than investing in U.S. companies due to such factors as currency exchange rate volatility, government restrictions, different accounting standards and political instability. The
                                      multinational character of the Portfolio's investments
                                      should reduce the effect that events in any one country or geographic area will have on overall performance. However, negative results from one foreign market may offset gains
                                      from another market or may negatively affect other foreign markets. The risks associated with foreign investments are heightened when investing in emerging markets. The
                                      governments and economies of emerging market countries
                                      feature greater instability than those of more developed
                                      countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
                                      As with U.S. equity markets, foreign equity markets tend to be cyclical. There are times when stock prices generally
                                      increase, and other times when they generally decrease.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                       61
-



    RETURN HISTORY                                                                                TRUST SHARES
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving                                 [BAR CHART -- STATED IN PERCENTAGES]
    some indication of risk of investing in
    the Portfolio. The bar chart shows how
    the performance of the Portfolio's
    Trust Shares has varied from year to
    year. The table shows how the
    Portfolio's average annual returns for
    one year and since inception compare to
    those of a broad-based market index.
    Both the bar chart and table assume
    reinvestment of all dividends and
    distributions. The Portfolio's past
    performance does not necessarily
    indicate how it will perform in the
    future.


                                                                    INTERNATIONAL EQUITY PORTFOLIO
                                                                    ------------------------------
'1995'                                                                            9.56
'96'                                                                             10.36
'97'                                                                              4.88
'98'                                                                             17.84



KNOW YOUR INDEX
THE MORGAN STANLEY CAPITAL
INTERNATIONAL EUROPE, AUSTRALASIA AND
FAR EAST INDEX, OR EAFE INDEX, is an
unmanaged index consisting of
companies in Australia, New Zealand,
Europe and the Far East.


                                              Best quarter:  19.42% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -16.98% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ending
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Trust Shares                                                17.85%                    8.91%
   EAFE Index                                                  18.23%                    7.25%



   * April 4, 1994 for Trust Shares; March 31, 1994 for the EAFE Index.


                                                         INTERNATIONAL EQUITY
                                                         PORTFOLIO
   RISK/RETURN SUMMARY

                                       62
-

                                             FEES AND EXPENSES


    The table on the right shows the fees and
    expenses that you pay if you buy and hold       ANNUAL PORTFOLIO OPERATING EXPENSES
    Trust Shares of the International Equity        (EXPENSES THAT ARE DEDUCTED FROM THE
    Portfolio.                                      PORTFOLIO'S ASSETS)                            TRUST SHARES
                                                    Management Fees                                   1.00%

                                                    Distribution (12b-1) Fees                          None
                                                    Other Expenses                                     .75%(1)
                                                    Total Annual Portfolio Operating Expenses         1.75%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Trust
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .28%
                                         AND 1.28% RESPECTIVELY, FOR TRUST
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $178   $551    $949    $2,062

     INTERNATIONAL EQUITY
     PORTFOLIO
   RISK/RETURN SUMMARY

                                       63
-

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.



   SECURITIES LENDING



   To obtain interest income, each Portfolio (except the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


   TEMPORARY DEFENSIVE POSITIONS


   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). In addition, the Tax-Exempt Money Market Portfolio may hold short-term taxable money market investments not to exceed 20% of the Portfolio's assets, each of the Taxable Bond, Tax-Exempt Bond and Stock Portfolios may hold money market instruments, including short-term debt securities issued or guaranteed by the U.S. Government or its agencies, and the International Equity Portfolio may hold debt obligations of U.S. companies having their principal business activities in the U.S. This strategy could prevent a Portfolio from achieving its investment objective and, if utilized by a Stock Portfolio, could reduce the Portfolio's return and affect its performance during a market upswing.



   OTHER TYPES OF INVESTMENTS



   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.



   YEAR 2000 RISKS



   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.


 logo
 logo   Q
             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

                                       64
-
 logo
 logo
             YOUR ACCOUNT                      EXPLANATION OF SALES PRICE
   BUSINESS DAYS DEFINED

   A business day is any
   day that both the New
   York Stock Exchange
   and the Federal
   Reserve Bank of St.
   Louis are open for
   business. Currently,
   the Fund observes the
   following holidays:
   New Year's Day, Martin
   Luther King Jr. Day,
   Presidents' Day, Good
   Friday, Memorial Day
   (observed),
   Independence Day
   (observed), Labor Day,
   Columbus Day,
   Veterans'
   Day, Thanksgiving and
   Christmas.


                                      Trust Shares and Trust II Shares of a Portfolio are sold at their net asset value (NAV). The NAV for each class of
                                      shares of a Money Market Portfolio is determined as of 12:00 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) on every business day. The NAV for each class of
                                      shares of a Taxable Bond, Tax-Exempt Bond or Stock Portfolio is determined as of the close of regular trading on the New
                                      York Stock Exchange (currently 4:00 p.m., Eastern time) on every business day.
                                      The NAV for a class of shares is determined by adding the
                                      value of a Portfolio's investments, cash and other assets
                                      attributable to a particular share class, subtracting the
                                      Portfolio's liabilities attributable to that class and then dividing the result by the total number of shares in the
                                      class that are outstanding.
                                      - The investments of each of the Money Market Portfolios are valued at amortized cost, which is approximately equal to
                                        market value.
                                      - The investments of each of the Taxable Bond, Tax-Exempt
                                        Bond and Stock Portfolios are valued according to market
                                        value. When a market quote is not readily available, the
                                        security's value is based on "fair value" as determined by
                                        MVA (or Clay Finlay, with respect to the International
                                        Equity Portfolio) under the supervision of the Fund's
                                        Board of Directors. Foreign securities acquired by the
                                        International Equity Portfolio may be valued in foreign
                                        markets on days when the Portfolio's NAV is not
                                        calculated. In such cases, the NAV of the Portfolio's
                                        shares may be significantly affected on days when
                                        investors cannot buy and sell Portfolio shares.
                                      - A properly placed purchase order that is delivered to the
                                        Fund by 12:00 noon (Eastern time) on any business day with respect to the Treasury Money Market Portfolio and
                                        Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern
                                        time) on any business day with respect to the Money Market
                                        Portfolio receives the share price next determined if the
                                        Fund receives payment in federal funds or other
                                        immediately available funds by 4:00 p.m. (Eastern time)
                                        that day. If payment is not received by that time, the
                                        order will be cancelled. A properly placed purchase order
                                        that is delivered to the Fund after 12:00 noon (Eastern
                                        time) with respect to the Treasury Money Market Portfolio
                                        and Tax-Exempt Money Market Portfolio or after 3:00 p.m.
                                        (Eastern time) with respect to the Money Market Portfolio
                                        will be placed the following business day.
                                      - A properly placed purchase order for one of the Taxable
                                        Bond, Tax-Exempt Bond or Stock Portfolios that is delivered to the Fund before 4:00 p.m. (Eastern time) on any
                                        business day receives the share price determined as of
                                        4:00 p.m. that day. If the order is received after 4:00
                                        p.m., it will receive the price determined on the next
                                        business day. Your financial institution must forward your payment to the Fund no later than 4:00 p.m. the next
                                        business day after placing the order, or the order will be cancelled.

   YOUR ACCOUNT                                         HOW TO BUY SHARES

   Trust Shares of the Portfolios are sold to financial institutions, such as banks, trust companies, thrift institutions and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based management fees. Trust Shares are also sold to financial institutions that are purchasing shares on behalf of accounts for which they provide cash management services.

   Trust II Shares of the Money Market Portfolios are sold to financial institutions that are purchasing shares on their own behalf or on behalf of certain qualified accounts. Contact your financial institution for information as to which types of accounts are eligible to purchase Trust II Shares.


   If you are purchasing Trust Shares or Trust II Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-452-2724.


   The Fund does not have any minimum investment requirement for Trust Shares or Trust II Shares, but your financial institution may do so. They may also charge transaction fees and require you to maintain a minimum account balance.

   Orders to sell or "redeem" Trust Shares or Trust II Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's distributor and for crediting your account with the proceeds. The Fund does not currently charge for wiring the proceeds, but your financial institution may do so.


   If the shares being sold are represented by share certificates, then the order to sell must be made in writing and mailed to: Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. The
   order must be accompanied by the share certificates, properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.



   The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker-dealers. Contact the Fund for more information on signature guarantees.


   Trust Shares and Trust II Shares will be sold at the NAV next determined after the Fund accepts an order. If the order to sell is received and accepted by the Fund before 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, the proceeds are sent electronically the same day to the financial institution that placed the order. If the order to sell is received and accepted by the Fund after 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, or on a non-business day, the proceeds normally are sent electronically to the financial institution on the next business day.

   Proceeds from redemptions from the Taxable Bond, Tax-Exempt Bond and Stock Portfolios ordinarily are sent electronically to your financial institution the next business day as long as the Fund receives your order by 4:00 p.m. (Eastern time) on a business day.

   YOUR ACCOUNT                                        HOW TO SELL SHARES

                                       67
-

   YOUR ACCOUNT


   HOW TO EXCHANGE SHARES

   The exchange privilege enables shareholders to exchange Trust Shares of one Portfolio for Trust Shares of another Portfolio, and Trust II Shares of one Money Market Portfolio for Trust II Shares of another Money Market Portfolio. In addition, you may be able to exchange Trust Shares of a Portfolio for Investor A Shares of the same Portfolio if it involves the distribution of assets from certain types of accounts held at Mercantile Trust Company National Association or any of its affiliates. Contact your financial institution or the Fund's distributor for additional information on the exchange privilege. The exchange privilege may be exercised only in those states where Trust Shares or Trust II Shares, as applicable, of the Portfolio being acquired may be legally sold.

   ADMINISTRATIVE SERVICES FEES

   Trust Shares of the Portfolios pay administrative services fees at an annual rate of up to 0.25% of each Money Market Portfolio's and up to 0.30% of each Taxable Bond, Tax-Exempt Bond and Stock Portfolio's Trust Share assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Trust Shares. No administrative services fees are payable with respect to Trust II Shares of the Money Market Portfolios.


   GENERAL TRANSACTION POLICIES



   The Fund reserves the right to:


        - Refuse any order to buy shares.


        - Reject any exchange request.


        - Redeem all shares in an account if the balance falls below $500. If, within 60 days of the Fund's written request, the account balance has not been increased, a shareholder may be required to redeem all shares. The Fund will not require a shareholder to redeem shares if the value of the account drops below $500 due to fluctuations in net asset value.


        - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.


        - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.


        - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash.



   Shareholders may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify the shareholder's identity. Shareholders who experience difficulty getting through to the Fund by telephone because of unusual market conditions should consider selling or exchanging their shares by mail.

 logo
             DISTRIBUTIONS AND TAXES

   DIVIDENDS AND DISTRIBUTIONS

    - MONEY MARKET PORTFOLIOS

      Each Money Market Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

    - TAXABLE BOND AND TAX-EXEMPT BOND PORTFOLIOS

      Each Taxable Bond and Tax-Exempt Bond Portfolio declares dividends from net investment income daily and pays them monthly. Capital gains, if any, are distributed at least once a year. It's expected that each Portfolio's annual distribution will be primarily income dividends.

    - STOCK PORTFOLIOS

      The Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios declare and pay dividends from net investment income monthly. The Small Cap Equity, Small Cap Equity Index and International Equity Portfolios declare and pay dividends from net investment income quarterly. Capital gains for all of the Portfolios are distributed at least once a year. It's expected that each Portfolio's annual distributions will normally -- but not always -- consist primarily of capital gains and not ordinary income.

    - ALL PORTFOLIOS

      Dividends on each share class of a Portfolio are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class.

      All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you or your financial institution instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

   DISTRIBUTIONS AND TAXES

   TAXATION

   As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

   - TREASURY MONEY MARKET, MONEY MARKET, TAXABLE BOND AND STOCK PORTFOLIOS

     The Portfolios' distributions generally will be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of time each Portfolio held the relevant assets). You will be subject to income tax on these distributions whether they are paid in cash or reinvested in additional shares.

     If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

     You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent that any capital gains distributions were received on the shares.

     Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

     The International Equity Portfolio is expected to be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Portfolio may make an election to treat a proportionate amount of such taxes as a distribution to each shareholder. This would allow each shareholder to either (1) credit such proportionate amount of taxes against U.S. federal income tax liability; or (2) take such amount as an itemized deduction.

   - TAX-EXEMPT MONEY MARKET AND TAX-EXEMPT BOND PORTFOLIOS

     It is expected that the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios will distribute dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Portfolio will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gain or taxable interest income will be taxable to you as ordinary income.

     If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

     You should note that a portion of the exempt-interest dividends paid by each Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

   DISTRIBUTIONS AND TAXES


                                     - STATE AND LOCAL TAXES
                                       The Missouri Tax-Exempt Bond Portfolio anticipates that the dividends that it pays that are attributable to interest
                                       earned by the Portfolio will also be exempt from Missouri
                                       state income taxes. Dividends paid by the Tax-Exempt Money
                                       Market, Short-Intermediate Municipal and National Municipal
                                       Bond Portfolios that are attributable to interest earned by the Portfolios may be taxable to shareholders under state
                                       or local law.
                                       The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the
                                       state or local level. Please consult your tax adviser as to the status of distributions by the Portfolio in your state.
                                      For more information regarding the taxation of the
                                      Portfolios, consult the SAI under the heading "Additional
                                      Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax
                                      consequences and the applicability of any foreign taxes or
                                      U.S. withholding taxes with respect to your specific
                                      situation.

    You will be advised at least
    annually regarding the
    federal income tax treatment
    and, if you own shares of
    the Missouri Tax-Exempt Bond
    Portfolio, the Missouri
    state income tax treatment,
    of dividends and
    distributions made to you.
    You should save your account
    statements because they
    contain information you will
    need to calculate your
    capital gains or losses upon
    your ultimate sale or
    exchange of shares in the
    Portfolios.

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:


                                                     INVESTMENT ADVISORY FEES
                      PORTFOLIO                        AS A % OF NET ASSETS
                                                  ------------------------------
     Treasury Money Market Portfolio                            .35%
                                                  ------------------------------
     Money Market Portfolio                                     .35%
                                                  ------------------------------
     Tax-Exempt Money Market Portfolio                          .35%
                                                  ------------------------------
     U.S. Government Securities Portfolio                       .45%
                                                  ------------------------------
     Intermediate Corporate Bond Portfolio                      .35%
                                                  ------------------------------
     Bond Index Portfolio                                       .24%
                                                  ------------------------------
     Government & Corporate Bond Portfolio                      .45%
                                                  ------------------------------
     Short-Intermediate Municipal Portfolio                     .33%
                                                  ------------------------------
     Missouri Tax-Exempt Bond Portfolio                         .45%
                                                  ------------------------------
     National Municipal Bond Portfolio                          .34%
                                                  ------------------------------
     Balanced Portfolio                                         .75%
                                                  ------------------------------
     Equity Index Portfolio                                     .23%
                                                  ------------------------------
     Equity Income Portfolio                                    .62%
                                                  ------------------------------
     Growth & Income Equity Portfolio                           .55%
                                                  ------------------------------
     Growth Equity Portfolio                                    .75%
                                                  ------------------------------
     Small Cap Equity Portfolio                                 .75%
                                                  ------------------------------
     Small Cap Equity Index Portfolio*                          .40%
                                                  ------------------------------
     International Equity Portfolio                            1.00%
    -----------------------------------------------------------------------------


    * The Portfolio commenced operations on December 30, 1998 and the fee shown is that which currently is in effect.


   THE SUB-ADVISER



   Clay Finlay, Inc., an experienced international investment manager, serves as sub-adviser to the International Equity Portfolio and is responsible for the management of the Portfolio's assets. Clay Finlay manages the Portfolio under the guidance and direction of MVA and according to its sub-advisory agreement with MVA. For its services, Clay Finlay receives from MVA a monthly fee based on a percentage of the Portfolio's average daily net assets.



   Founded in 1982, Clay Finlay is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.


 logo
 logo
             MANAGEMENT OF THE FUND

                                       72
-
 logo
             FINANCIAL HIGHLIGHTS


   INTRODUCTION





   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Trust Shares and/or Trust II Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Trust Share or Trust II Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares or Trust II Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI. The Small Cap Equity Index Portfolio did not conduct investment operations during the periods covered by the tables.

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO


                                                                TRUST SHARES
                                              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED NOVEMBER 30,
                                            1998        1997        1996        1995        1994
   NET ASSET VALUE, BEGINNING OF PERIOD   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
   ------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                    0.045       0.046       0.045       0.050       0.033
   ------------------------------------------------------------------------------------------------
       Total from Investment Activities       0.045       0.046       0.045       0.050       0.033
   ------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                   (0.045)     (0.046)     (0.045)     (0.050)     (0.033)
   ------------------------------------------------------------------------------------------------
       Total Distributions                   (0.045)     (0.046)     (0.045)     (0.050)     (0.033)
   ------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
   ------------------------------------------------------------------------------------------------
       Total Return                            4.56%       4.70%       4.64%       5.12%       3.38%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $ 245,959   $ 283,653   $ 131,322   $ 252,780   $ 242,099
     Ratio of expenses to average net
       assets                                  0.65%       0.61%       0.61%       0.60%       0.49%
     Ratio of net investment income to
       average net assets                      4.45%       4.60%       4.55%       5.01%       3.26%
     Ratio of expenses to average net
       assets*                                 0.96%       0.92%       0.76%       0.75%       0.94%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

                                                                                  TRUST II SHARES
                                                                  (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                               NOVEMBER 13, 1998 TO
                                                                               November 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                                              $  1.00
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                                             0.002
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                                0.002
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                                            (0.002)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                                                            (0.002)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                                    $  1.00
    -------------------------------------------------------------------------------------------------------------
        Total Return                                                                     0.20%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                                               $76,995
      Ratio of expenses to average net assets                                            0.55%(c)
      Ratio of net investment income to average net assets                               4.09%(c)
      Ratio of expenses to average net assets*                                           0.70%(c)



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



   (a) Period from commencement of operations.


   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO

                                       75
-

  MONEY MARKET PORTFOLIO
   FINANCIAL HIGHLIGHTS


                                                                TRUST SHARES
                                              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                          YEAR ENDED NOVEMBER 30,
                                             1998        1997        1996       1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
    ---------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.050        0.050      0.049      0.054      0.035
    ---------------------------------------------------------------------------------------------
        Total from Investment Activities      0.050        0.050      0.049      0.054      0.035
    ---------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.050)      (0.050)    (0.049)    (0.054)    (0.035)
    ---------------------------------------------------------------------------------------------
        Total Distributions                  (0.050)      (0.050)    (0.049)    (0.054)    (0.035)
    ---------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
    ---------------------------------------------------------------------------------------------
        Total Return                           5.08%        5.06%      4.99%      5.52%      3.55%
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)    $820,923   $1,042,151   $717,265   $698,131   $544,952
      Ratio of expenses to average net
        assets                                 0.66%        0.64%      0.61%      0.59%      0.61%
      Ratio of net investment income to
        average net assets                     4.97%        4.96%      4.88%      5.38%      3.45%
      Ratio of expenses to average net
        assets*                                0.93%        0.92%      0.76%      0.74%      0.93%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

  MONEY MARKET PORTFOLIO
   FINANCIAL HIGHLIGHTS


                                                                                  TRUST II SHARES
                                                                  (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                               NOVEMBER 10, 1998 TO
                                                                               NOVEMBER 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                                             $   1.00
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                                             0.003
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                                0.003
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                                            (0.003)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                                                            (0.003)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                                   $   1.00
    -------------------------------------------------------------------------------------------------------------
        Total Return                                                                     0.27%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                                              $490,020
      Ratio of expenses to average net assets                                            0.56%(c)
      Ratio of net investment income to average net assets                               4.76%(c)
      Ratio of expenses to average net assets*                                           0.71%(c)



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



   (a) Period from commencement of operations.


   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS              TAX-EXEMPT MONEY MARKET PORTFOLIO(a)


                                                                       TRUST SHARES
                                                     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                             SIX MONTHS
                                                                               ENDED
                                             YEAR ENDED NOVEMBER 30,        NOVEMBER 30,     YEAR ENDED MAY 31,
                                            1998       1997      1996         1995(c)         1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00   $   1.00   $  1.00       $  1.00        $  1.00   $   1.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                  0.029      0.030     0.030         0.016          0.029      0.020
    -----------------------------------------------------------------------------------------------------------
        Total from Investment Activities     0.029      0.030     0.030         0.016          0.029      0.020
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.029)    (0.030)   (0.030)       (0.016)        (0.029)    (0.020)
    -----------------------------------------------------------------------------------------------------------
        Total Distributions                 (0.029)    (0.030)   (0.030)       (0.016)        (0.029)    (0.020)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  1.00   $   1.00   $  1.00       $  1.00        $  1.00   $   1.00
    -----------------------------------------------------------------------------------------------------------
        Total Return                          2.92%      3.08%     3.06%         1.57%(a)       2.93%      1.97%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $37,541   $143,517   $95,726       $78,031        $85,324   $112,594
      Ratio of expenses to average net
        assets                                0.59%      0.58%     0.53%         0.70%(b)       0.61%      0.52%
      Ratio of net investment income to
        average net assets                    2.88%      3.04%     3.01%         3.01%(b)       2.87%      1.95%
      Ratio of expenses to average net
        assets*                               0.84%      0.83%     0.58%         0.75%(b)       0.70%      0.86%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


   (a) Not annualized.

   (b) Annualized.


   (c) Upon reorganizing as a portfolio of the Fund on October 2, 1995, the Tax-Exempt Money Market Portfolio changed its fiscal year end from May 31 to November 30.

   FINANCIAL HIGHLIGHTS                 TAX-EXEMPT MONEY MARKET PORTFOLIO


                                                                                  TRUST II SHARES
                                                                  (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                               NOVEMBER 16, 1998 TO
                                                                               NOVEMBER 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                                             $   1.00
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                                             0.001
    -------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                                                0.001
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                                            (0.001)
    -------------------------------------------------------------------------------------------------------------
        Total Distributions                                                            (0.001)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                                   $   1.00
    -------------------------------------------------------------------------------------------------------------
        Total Return                                                                     0.11%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                                              $122,110
      Ratio of expenses to average net assets                                            0.57%(c)
      Ratio of net investment income to average net assets                               2.69%(c)
      Ratio of expenses to average net assets*                                           0.62%(c)



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



   (a) Period from commencement of operations.


   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS              U.S. GOVERNMENT SECURITIES PORTFOLIO


                                                               TRUST SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 10.62    $ 10.67    $ 10.85    $ 10.05    $ 11.20
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.60       0.61       0.66       0.67       0.66
      Net realized and unrealized gains
        (losses) from investments             0.12      (0.05)     (0.15)      0.80      (0.97)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities      0.72       0.56       0.51       1.47      (0.31)
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.60)     (0.61)     (0.66)     (0.67)     (0.66)
      In excess of net realized gains           --         --      (0.03)        --      (0.18)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (0.60)     (0.61)     (0.69)     (0.67)     (0.84)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 10.74    $ 10.62    $ 10.67    $ 10.85    $ 10.05
    -------------------------------------------------------------------------------------------
        Total Return                          6.98%      5.51%      4.88%     15.00%     (2.85)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $93,683    $72,753    $60,079    $45,513    $33,166
      Ratio of expenses to average net
        assets                                0.67%      0.67%      0.67%      0.67%      0.66%
      Ratio of net investment income to
        average net assets                    5.64%      5.84%      6.10%      6.36%      6.25%
      Ratio of expenses to average net
        assets*                               1.07%      1.07%      0.77%      0.77%      1.06%
      Portfolio turnover**                   54.57%    100.33%     53.76%     93.76%     50.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS             INTERMEDIATE CORPORATE BOND PORTFOLIO


                                                                        TRUST SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 10, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.11                   $ 10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.63                      0.53
      Net realized and unrealized gains from
        investments                                             0.29                      0.11
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        0.92                      0.64
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.63)                    (0.53)
      Net realized gains                                       (0.11)                       --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.74)                    (0.53)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 10.29                   $ 10.11
    --------------------------------------------------------------------------------------------------
        Total Return                                            9.53%                     6.65%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $55,337                   $44,443
      Ratio of expenses to average net assets                   0.60%                     0.29%(c)
      Ratio of net investment income to average net
        assets                                                  6.23%                     6.90%(c)
      Ratio of expenses to average net assets*                  1.19%                     1.32%(c)
      Portfolio turnover**                                      9.65%                    61.98%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                              BOND INDEX PORTFOLIO


                                                                        TRUST SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 10, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $  10.16                 $  10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                      0.65                     0.53
      Net realized and unrealized gains from
        investments                                              0.30                     0.16
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                         0.95                     0.69
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                     (0.64)                   (0.53)
      Net realized gains                                        (0.03)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                     (0.67)                   (0.53)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $  10.44                 $  10.16
    --------------------------------------------------------------------------------------------------
        Total Return                                             9.69%                    7.15%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $169,388                 $138,319
      Ratio of expenses to average net assets                    0.42%                    0.23%(c)
      Ratio of net investment income to average net
        assets                                                   6.20%                    6.92%(c)
      Ratio of expenses to average net assets*                   0.93%                    0.94%(c)
      Portfolio turnover**                                      33.37%                   46.16%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS             GOVERNMENT & CORPORATE BOND PORTFOLIO


                                                               TRUST SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $  10.37   $  10.34   $  10.53   $   9.64   $  10.65
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                    0.60       0.59       0.67       0.64       0.63
      Net realized and unrealized gains
        (losses) from investments              0.37       0.03      (0.19)      0.89      (0.94)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities       0.97       0.62       0.48       1.53      (0.31)
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                   (0.60)     (0.59)     (0.67)     (0.64)     (0.63)
      In excess of realized gains                --         --         --         --      (0.07)
    -------------------------------------------------------------------------------------------
        Total Distributions                   (0.60)     (0.59)     (0.67)     (0.64)     (0.70)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  10.74   $  10.37   $  10.34   $  10.53   $   9.64
    -------------------------------------------------------------------------------------------
        Total Return                           9.63%      6.32%      4.82%     16.31%     (3.03)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $178,868   $172,637   $141,440   $127,741   $132,577
      Ratio of expenses to average net
        assets                                 0.66%      0.65%      0.65%      0.65%      0.65%
      Ratio of net investment income to
        average net assets                     5.71%      5.85%      6.36%      6.32%      6.25%
      Ratio of expenses to average net
        assets*                                1.06%      1.05%      0.75%      0.75%      1.05%
      Portfolio turnover**                    91.14%    140.72%    149.20%     59.32%     50.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

                                                       SHORT-INTERMEDIATE
                                                       MUNICIPAL PORTFOLIO
   FINANCIAL HIGHLIGHTS


                                                              TRUST SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                             YEAR ENDED NOVEMBER 30,       JULY 10, 1995 TO
                                            1998      1997      1996     NOVEMBER 30, 1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 10.10   $ 10.07   $ 10.07         $ 10.00
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.38      0.40      0.41            0.14
      Net realized and unrealized gains
        from Investments                      0.15      0.03        --            0.07
    -----------------------------------------------------------------------------------------
        Total from Investment Activities      0.53      0.43      0.41            0.21
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.38)    (0.40)    (0.41)          (0.14)
    -----------------------------------------------------------------------------------------
        Total Distributions                  (0.38)    (0.40)    (0.41)          (0.14)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 10.25   $ 10.10   $ 10.07         $ 10.07
    -----------------------------------------------------------------------------------------
        Total Return                          5.36%     4.39%     4.15%           2.15%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)    $42,862   $30,454   $29,472         $23,754
      Ratio of expenses to average net
        assets                                0.64%     0.38%     0.31%           0.47%(c)
      Ratio of net investment income to
        average net assets                    3.75%     4.00%     4.07%           3.81%(c)
      Ratio of expenses to average net
        assets*                               1.20%     1.33%     0.96%           1.12%(c)
      Portfolio turnover**                   18.58%     0.00%     0.00%           0.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolios turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

                                                                       TRUST SHARES
                                                     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                         SIX MONTHS ENDED
                                                   YEAR ENDED              NOVEMBER 30,     YEAR ENDED MAY 31,
                                            1998      1997      1996         1995(c)          1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 11.87   $ 11.69   $ 11.74       $ 11.52        $ 11.13    $ 11.54
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.55      0.56      0.57          0.28           0.57       0.58
      Net realized and unrealized gains
        (losses) on investments               0.21      0.18     (0.05)         0.22           0.40      (0.37)
    -----------------------------------------------------------------------------------------------------------
        Total from Investment Activities      0.76      0.74      0.52          0.50           0.97       0.21
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.55)    (0.56)    (0.57)        (0.28)         (0.57)     (0.58)
      Net realized gains                        --        --        --            --          (0.01)     (0.04)
    -----------------------------------------------------------------------------------------------------------
        Total Distributions                  (0.55)    (0.56)    (0.57)        (0.28)         (0.58)     (0.62)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 12.08   $ 11.87   $ 11.69       $ 11.74        $ 11.52    $ 11.13
    -----------------------------------------------------------------------------------------------------------
        Total Return                          6.52%     6.48%     4.62%         4.41%(a)       9.12%      1.73%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $94,402   $75,431   $55,905       $47,773        $44,336    $47,743
      Ratio of expenses to average net
        assets                                0.66%     0.66%     0.65%         0.78%(b)       0.64%      0.45%
      Ratio of net investment income to
        average net assets                    4.57%     4.76%     4.95%         4.83%(b)       5.22%      4.96%
      Ratio of expenses to average net
        assets*                               1.06%     1.06%     0.75%         0.88%(b)       1.16%      1.13%
      Portfolio turnover**                    6.14%     3.50%     3.66%         1.55%            --      20.00%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   (a) Not annualized.

   (b) Annualized.


   (c) Upon reorganizing as a portfolio of the Fund on October 2, 1995, the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30.



   FINANCIAL HIGHLIGHTS                MISSOURI TAX-EXEMPT BOND PORTFOLIO


                                       85
-

   FINANCIAL HIGHLIGHTS                 NATIONAL MUNICIPAL BOND PORTFOLIO


                                                              TRUST SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                           NOVEMBER 18, 1996
                                              YEAR ENDED NOVEMBER 30,       TO NOVEMBER 30,
                                               1998            1997             1996(a)
    NET ASSET VALUE, BEGINNING OF PERIOD     $  10.28        $  10.05           $  10.00
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                      0.46            0.54               0.02
      Net realized and unrealized gains
        from investments                         0.30            0.23               0.05
    -----------------------------------------------------------------------------------------
        Total from Investment Activities         0.76            0.77               0.07
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                     (0.46)          (0.54)             (0.02)
      Net realized gains                        (0.35)             --                 --
    -----------------------------------------------------------------------------------------
        Total Distributions                     (0.81)          (0.54)             (0.02)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $  10.23        $  10.28           $  10.05
    -----------------------------------------------------------------------------------------
        Total Return                             7.76%           7.97%              0.74%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)      $384,518        $366,889           $310,413
      Ratio of expenses to average net
        assets                                   0.56%           0.14%              0.12%(c)
      Ratio of net investment income to
        average net assets                       4.52%           5.38%              5.77%(c)
      Ratio of expenses to average net
        assets*                                  1.16%           1.17%              0.82%(c)
      Portfolio turnover**                      18.30%          83.94%              0.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                                BALANCED PORTFOLIO


                                                               TRUST SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 13.27    $ 12.58    $ 11.64    $  9.62    $ 10.22
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.32       0.38       0.37       0.34       0.29
      Net realized and unrealized gains
        (losses) from investments             0.84       1.45       1.34       2.02      (0.47)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities      1.16       1.83       1.71       2.36      (0.18)
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.32)     (0.43)     (0.35)     (0.34)     (0.29)
      Net realized gains                     (1.47)     (0.71)     (0.42)        --         --
      In excess of net realized gains           --         --         --         --      (0.13)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (1.79)     (1.14)     (0.77)     (0.34)     (0.42)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 12.64    $ 13.27    $ 12.58    $ 11.64    $  9.62
    -------------------------------------------------------------------------------------------
        Total Return                          9.75%     15.81%     15.56%     24.97%     (1.81)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $43,776    $54,299    $61,821    $72,669    $65,288
      Ratio of expenses to average net
        assets                                0.96%      0.97%      0.97%      0.98%      0.97%
      Ratio of net investment income to
        average net assets                    2.53%      2.87%      3.08%      3.29%      3.04%
      Ratio of expenses to average net
        assets*                               1.36%      1.37%      1.07%      1.08%      1.39%
      Portfolio turnover**                   47.79%     43.60%     85.16%     58.16%     49.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS                           EQUITY INCOME PORTFOLIO


                                                                        TRUST SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 27, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $  11.56                 $  10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                      0.19                     0.20
      Net realized and unrealized gains from
        investments                                              0.98                     1.55
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                         1.17                     1.75
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                     (0.20)                   (0.19)
      Net realized gains                                        (2.29)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                     (2.49)                   (0.19)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $  10.24                 $  11.56
    --------------------------------------------------------------------------------------------------
        Total Return                                            12.00%                   17.64%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $111,866                 $131,919
      Ratio of expenses to average net assets                    0.71%                    0.15%(c)
      Ratio of net investment income to average net
        assets                                                   1.94%                    2.51%(c)
      Ratio of expenses to average net assets*                   1.37%                    1.38%(c)
      Portfolio turnover**                                      98.32%                   48.33%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                            EQUITY INDEX PORTFOLIO


                                                                        TRUST SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED              MAY 1, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.94                   $ 10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.13                      0.10
      Net realized and unrealized gains from
        investments                                             2.64                      1.94
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        2.77                      2.04
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.14)                    (0.10)
      Net realized gains                                       (0.02)                       --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.16)                    (0.10)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 14.55                   $ 11.94
    --------------------------------------------------------------------------------------------------
        Total Return                                           23.34%                    20.40%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $50,232                   $31,787
      Ratio of expenses to average net assets                   0.54%                     0.39%(c)
      Ratio of net investment income to average net
        assets                                                  1.02%                     1.48%(c)
      Ratio of expenses to average net assets*                  1.03%                     1.12%(c)
      Portfolio turnover**                                     14.83%                     1.66%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                  GROWTH & INCOME EQUITY PORTFOLIO


                                                               TRUST SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995       1994
    NET ASSET VALUE, BEGINNING OF PERIOD   $  21.19   $  18.71   $  16.32   $  12.72   $  14.74
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                    0.17       0.23       0.24       0.27       0.22
      Net realized and unrealized gains
        (losses) from investments              1.59       3.96       3.34       3.74      (0.17)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities       1.76       4.19       3.58       4.01       0.05
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                   (0.17)     (0.25)     (0.24)     (0.27)     (0.21)
      In excess of net investment income         --         --      (0.01)        --         --
      Net realized gains                      (3.57)     (1.46)     (0.94)     (0.14)     (0.18)
      In excess of net realized gains            --         --         --         --      (1.68)
    -------------------------------------------------------------------------------------------
        Total Distributions                   (3.74)     (1.71)     (1.19)     (0.41)     (2.07)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  19.21   $  21.19   $  18.71   $  16.32   $  12.72
    -------------------------------------------------------------------------------------------
        Total Return                           9.67%     24.55%     23.45%     32.27%      0.36%
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)    $299,188   $322,304   $348,183   $286,546   $235,955
      Ratio of expenses to average net
        assets                                 0.74%      0.74%      0.75%      0.75%      0.75%
      Ratio of net investment income to
        average net assets                     0.90%      0.91%      1.50%      1.89%      1.72%
      Ratio of expenses to average net
        assets*                                1.14%      1.14%      0.85%      0.85%      1.15%
      Portfolio turnover**                    91.23%     57.11%     63.90%     58.50%     65.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   FINANCIAL HIGHLIGHTS                           GROWTH EQUITY PORTFOLIO


                                                                        TRUST SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           NOVEMBER 24,1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 16.26                   $ 16.44
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)                              0.01                     (0.01)
      Net realized and unrealized gains (losses)
        from investments                                        3.72                     (0.17)
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        3.73                     (0.18)
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.01)                       --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.01)                       --
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 19.98                   $ 16.26
    --------------------------------------------------------------------------------------------------
        Total Return                                           22.94%                    (1.09)%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                      $80,830                   $63,786
      Ratio of expenses to average net assets                   1.04%                     1.24%(c)
      Ratio of net investment income (losses) to
        average net assets                                      0.05%                    (0.15)%(c)
      Ratio of expenses to average net assets*                  1.44%                     1.34%(c)
      Portfolio turnover**                                     54.33%                     0.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                        SMALL CAP EQUITY PORTFOLIO


                                                                         TRUST SHARES
                                                       (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                   YEAR ENDED NOVEMBER 30,
                                               1998           1997           1996           1995           1994
    NET ASSET VALUE, BEGINNING OF PERIOD     $  15.17       $  13.49       $  13.49       $  12.01       $ 13.14
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)              (0.02)          0.01           0.02           0.03         (0.01)
      Net realized and unrealized gains
        (losses) from investments               (1.91)          2.50           1.05           2.36          0.89
    ---------------------------------------------------------------------------------------------------------------
        Total from Investment Activities        (1.93)          2.51           1.07           2.39          0.88
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                        --          (0.01)         (0.02)            --            --
      Net realized gains                        (1.19)         (0.82)         (1.05)         (0.91)        (1.78)
      In excess of net realized gains           (0.03)            --             --             --         (0.23)
    ---------------------------------------------------------------------------------------------------------------
        Total Distributions                     (1.22)         (0.83)         (1.07)         (0.91)        (2.01)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD           $  12.02       $  15.17       $  13.49       $  13.49       $ 12.01
    ---------------------------------------------------------------------------------------------------------------
        Total Return                           (13.90)%        19.77%          8.72%         21.70%         7.56%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)      $129,591       $211,643       $171,295       $139,681       $77,690
      Ratio of expenses to average net
        assets                                   0.95%          0.95%          0.96%          0.96%         0.95%
      Ratio of net investment income
        (loss) to average net assets            (0.16)%         0.01%          0.17%          0.18%        (0.16)%
      Ratio of expenses to average net
        assets*                                  1.35%          1.35%          1.06%          1.06%         1.36%
      Portfolio turnover**                      69.72%         80.23%         65.85%         83.13%        85.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   FINANCIAL HIGHLIGHTS                    INTERNATIONAL EQUITY PORTFOLIO


                                                                TRUST SHARES
                                              (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                    APRIL 4, 1994
                                                  YEAR ENDED NOVEMBER 30,          TO NOVEMBER 30,
                                            1998      1997      1996      1995         1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 12.09   $ 12.12   $ 10.79   $  9.92       $ 10.00
    ----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.04      0.01      0.06      0.03          0.01
      Net realized and unrealized gains
        (losses) from investments and
        foreign currency                      1.80      0.33      1.27      0.86         (0.09)
    ----------------------------------------------------------------------------------------------
        Total from Investment Activities      1.84      0.34      1.33     (0.89)        (0.08)
    ----------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.07)    (0.04)       --        --            --
      In excess of net investment income     (0.03)    (0.02)       --        --            --
      Net realized gains                     (0.43)    (0.31)       --     (0.01)           --
      Tax return of capital                     --        --        --     (0.01)           --
    ----------------------------------------------------------------------------------------------
        Total distributions                  (0.53)    (0.37)       --     (0.02)           --
    ----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 13.40   $ 12.09   $ 12.12   $ 10.79       $  9.92
    ----------------------------------------------------------------------------------------------
        Total Return                         15.73%     2.91%    12.33%     8.97%        (0.80%)(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)    $60,647   $55,038   $52,181   $36,096       $23,746
      Ratio of expenses to average net
        assets                                1.28%     1.29%     1.14%     1.16%         1.23%(c)
      Ratio of net investment income to
        average net assets                    0.34%     0.09%     0.51%     0.39%         0.23%(c)
      Ratio of expenses to average net
        assets*                               1.75%     1.75%     1.45%     1.46%         1.95%(c)
      Portfolio turnover**                   88.95%    75.18%    77.63%    62.78%        21.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

                                                         Trust Shares Prospectus


[Back Cover Page]

Where to find more information

You'll find more information about the Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Portfolios are also available on the SEC's website at http://www.sec.gov.







The Fund's Investment Company Act File No. is 811-3567

Mercantile Mutual Funds, Inc.
PROSPECTUS
MARCH 31, 1999

MONEY MARKET PORTFOLIOS

Treasury Money Market Portfolio
Money Market Portfolio
Tax-Exempt Money Market Portfolio

Trust Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                                        CONTENTS


                                                RISK/RETURN SUMMARY



                                        LOGO
                                        LOGO
                                                  3  Overview
                                                  4  Treasury Money Market Portfolio
                                                  7  Money Market Portfolio
                                                 10  Tax-Exempt Money Market Portfolio
                                                 13  Additional Information on Risk

                                                YOUR ACCOUNT



                                        LOGO
                                        LOGO
                                                 14  Explanation of Sales Price
                                                 14  How to Buy Shares
                                                 15  How to Sell Shares
                                                 16  How to Exchange Shares
                                                 16  Administrative Services Fees
                                                 16  General Transaction Policies

                                                DISTRIBUTIONS AND TAXES



                                        LOGO
                                        LOGO
                                                 17  Dividends and Distributions
                                                 18  Taxation

                                                MANAGEMENT OF THE FUND



                                        LOGO
                                        LOGO
                                                 19  The Adviser

                                                FINANCIAL HIGHLIGHTS



                                        LOGO
                                        LOGO
                                                 20  Introduction
                                                 21  Treasury Money Market Portfolio
                                                 22  Money Market Portfolio
                                                 23  Tax-Exempt Money Market Portfolio

 logo
 logo
             RISK/RETURN SUMMARY                                 OVERVIEW





                                      This prospectus describes the Money Market Portfolios of
                                      Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses you pay as an investor in the
                                      Portfolio.

    WHO MAY WANT TO INVEST IN         The Treasury Money Market Portfolio may be appropriate for
    THE MERCANTILE MONEY MARKET       investors who want a way to earn money market returns from
    PORTFOLIOS?                       U.S. Treasury obligations that are generally exempt from
                                      state and local taxes. The Money Market Portfolio may be
                                      appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns. The
                                      Tax-Exempt Money Market Portfolio may be appropriate for
                                      investors who want a way to earn money market returns that are generally exempt from federal income tax; however, the
                                      Portfolio is NOT an appropriate investment for tax-deferred retirement accounts, such as IRAs, because its return before taxes is generally lower than that of a taxable fund.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. Although the Money Market Portfolios seek to
                                      preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

 logo
 logo
                                                           TREASURY MONEY
            MARKET PORTFOLIO
             RISK/RETURN SUMMARY






                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent
                                      with liquidity and security of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies
                                      and instrumentalities that provide income that is generally not subject to state income tax.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although U.S. Government securities, particularly U.S.
                                      Treasury obligations, have historically involved little
                                      risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

    MONEY MARKET INSTRUMENTS
    are short-term obligations
    issued by banks,
    corporations, the U.S.
    Government and state and
    local governments. Money
    market instruments purchased
    by the Portfolios must meet
    strict requirements as to
    investment quality, maturity
    and diversification. The
    Portfolios generally do not
    invest in securities with
    maturities of more than 397
    days and the average
    maturity of all securities
    held by a particular
    Portfolio must be 90 days or
    less. Prior to purchasing a
    money market instrument for
    one of the Portfolios, the
    Adviser must determine that
    the instrument carries very
    little credit risk.

                                                           TREASURY MONEY

  MARKET PORTFOLIO
   RISK/RETURN SUMMARY


    RETURN HISTORY                                                                                TRUST SHARES
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Trust Shares has varied
    from year to year. The table shows the
    Portfolio's average annual returns for
    one year, five years and since
    inception. Both the bar chart and table
    assume reinvestment of all dividends
    and distributions. The Portfolio's past
    performance does not necessarily
    indicate how it will perform in the
    future.



                                                                    TREASURY MONEY MARKET PORTFOLIO
                                                                    -------------------------------
'1992'                                                                           3.40
'93'                                                                             2.67
'94'                                                                             3.55
'95'                                                                             5.15
'96'                                                                             4.61
'97'                                                                             4.71
'98'                                                                             4.49


                                              Best quarter:  1.31% for the
                                                             quarter ending
                                                             June 30, 1995

                                              Worst quarter: 0.64% for the
                                                             quarter ending


                                                             June 30, 1993


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                                SINCE
                                                       1 YEAR              5 YEARS           INCEPTION*
   Trust Shares                                         4.49%               4.50%               4.03%

   * December 2, 1991.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                                           TREASURY MONEY
                                                           MARKET PORTFOLIO
   RISK/RETURN SUMMARY


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on
   these assumptions your costs
   would be:

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            TRUST
                                                  PORTFOLIO'S ASSETS)                            SHARES

    The table on the right shows the fees
    and expenses that you pay if you buy
    and hold Trust Shares of the Treasury
    Money Market Portfolio.
                                                  Management Fees                                 .40%(1)
                                                  Distribution (12b-1) Fees                       None
                                                  Other Expenses                                  .56%(1)
                                                  Total Annual Portfolio Operating Expenses       .96%(1)



                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Trust
                                         Shares for the current fiscal year are
                                         expected to be less than the amounts
                                         shown above because certain of the
                                         Portfolio's service providers are
                                         voluntarily waiving a portion of their
                                         fees and/or reimbursing the Portfolio
                                         for certain other expenses. These fee
                                         waivers and/or reimbursements are being
                                         made in order to keep the annual fees
                                         and expenses for the Portfolio's Trust
                                         Shares at a certain level. MANAGEMENT
                                         FEES, OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .35%, .45% AND .80%,
                                         RESPECTIVELY, FOR TRUST SHARES. These
                                         fee waivers and expense reimbursements
                                         may be revised or cancelled at any
                                         time.

                                             EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                TRUST SHARES                 $98    $306    $531    $1,178

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                                                             MONEY MARKET
                                                             PORTFOLIO
             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek current
                                      income with liquidity and stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      80%) of its total assets in a broad range of money market
                                      instruments, including commercial paper, notes and bonds
                                      issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and
                                      instrumentalities, and obligations issued by U.S. and
                                      foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                                      The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two
                                      nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or only one such rating if only one
                                      organization has rated the instrument. If the money market instrument is not rated, the Adviser must determine that it is of comparable quality to eligible rated instruments.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with short-term
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.
                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

                                                             MONEY MARKET
                                                             PORTFOLIO
RISK/RETURN SUMMARY


    RETURN HISTORY                                                                                TRUST SHARES
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Trust Shares has varied
    from year to year. The table shows the
    Portfolio's average annual returns for
    one year, five years and since
    inception. Both the bar chart and table
    assume reinvestment of all dividends
    and distributions. The Portfolio's past
    performance does not necessarily
    indicate how it will perform in the
    future.


                                                                        MONEY MARKET PORTFOLIO
                                                                        ----------------------
1991                                                                           5.67%
92                                                                             3.30%
93                                                                             2.71%
94                                                                             3.76%
95                                                                             5.55%
96                                                                             4.95%
97                                                                             5.09%
98                                                                             5.02%


Best quarter:  1.63% for the
               quarter ending


               March 31, 1991


Worst quarter: 0.66% for the
               quarter ending


               June 30, 1993


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                   SINCE
                                                              1 YEAR   5 YEARS   INCEPTION*
   Trust Shares                                                5.02%    4.87%      5.50%


    * December 1, 1990.



   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                                                                          MONEY MARKET
                                                                                          PORTFOLIO
   RISK/RETURN SUMMARY
                                                     FEES AND EXPENSES

The table on the right shows                      ANNUAL PORTFOLIO OPERATING EXPENSES
the fees and expenses that you pay                (EXPENSES THAT ARE DEDUCTED FROM THE         TRUST
if you buy and hold Trust Shares of the           PORTFOLIO'S ASSETS)                          SHARES
Money Market Portfolio.
                                                  Management Fees                              .40%(1)
                                                  Distribution (12b-1) Fees                     None
                                                  Other Expenses                               .53%(1)
                                                  Total Annual Portfolio Operating Expenses    .93%(1)

                                                  (1)  Management Fees, Other Expenses and
                                                       Total Annual Portfolio Operating
                                                       Expenses for the Portfolio's Trust
                                                       Shares for the current fiscal year are
                                                       expected to be less than the amounts
                                                       shown above because certain of the
                                                       Portfolio's service providers are
                                                       voluntarily waiving a portion of their
                                                       fees and/or reimbursing the Portfolio
                                                       for certain other expenses. These fee
                                                       waivers and/or reimbursements are
                                                       being made in order to keep the annual
                                                       fees and expenses for the Portfolio's
                                                       Trust Shares at a certain level.
                                                       MANAGEMENT FEES, OTHER EXPENSES AND
                                                       TOTAL ANNUAL PORTFOLIO OPERATING
                                                       EXPENSES, AFTER TAKING THESE FEE
                                                       WAIVERS AND EXPENSE REIMBURSEMENTS
                                                       INTO ACCOUNT, ARE EXPECTED TO BE .35%,
                                                       .44% AND .79%, RESPECTIVELY, FOR TRUST
                                                       SHARES. These fee waivers and expense
                                                       reimbursements may be revised or
                                                       cancelled at any time.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher  or lower,
   based on these assumptions
   your costs would be:

                                                                    EXAMPLE
                                                                                     1       3       5        10
                                                                                    YEAR   YEARS   YEARS    YEARS
                                                       TRUST SHARES                  $95    $296    $515    $1,143

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                                                         TAX-EXEMPT MONEY
                                                         MARKET PORTFOLIO
             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current interest income exempt from federal income tax as is consistent with liquidity and stability of
                                      principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in short-term municipal securities that pay interest which is exempt from federal income tax. Municipal
                                      securities purchased by the Portfolio may include general
                                      obligation securities, revenue securities and private
                                      activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue
                                      obligation securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they
                                      are typically payable by the private user of the facilities financed by the bonds. The interest on private activity
                                      bonds may be subject to the federal alternative minimum tax.
                                      Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80%
                                      requirement stated above.
                                      The Portfolio will only buy a municipal security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as
                                      Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or one such rating if only one organization has rated the security. If the security is not rated, the
                                      Adviser must determine that it is of comparable quality to eligible rated securities.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline. The ability of a state or local
                                      government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax
                                      revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.
                                      The Portfolio is not diversified, which means that it can
                                      invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one
                                      investment held by the Portfolio may affect the overall
                                      value of the Portfolio more than it would affect a
                                      diversified portfolio.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of



                                      your investment at $1.00 per share.

    WHAT ARE MUNICIPAL
    SECURITIES?
    State and local governments
    issue municipal securities
    to raise money to finance
    public works, to repay
    outstanding obligations, to
    raise funds for general
    operating expenses and to
    make loans to other public
    institutions. Some municipal
    securities, known as private
    activity bonds, are backed
    by private entities and are
    used to finance various
    non-public projects.
    Municipal securities, which
    can be issued as bonds,
    notes or commercial paper,
    usually have fixed interest
    rates, although some have
    interest rates that change
    from time to time.

                                                         TAX-EXEMPT MONEY
  MARKET PORTFOLIO
   RISK/RETURN SUMMARY


    RETURN HISTORY+                                                                               TRUST SHARES
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Trust Shares has varied
    from year to year. The table shows the
    Portfolio's average annual returns for
    one year, five years and since
    inception. Both the bar chart and table
    assume reinvestment of all dividends
    and distributions. The Portfolio's past
    performance does not necessarily
    indicate how it will perform in the
    future.

                                                                   TAX-EXEMPT MONEY MARKET PORTFOLIO
                                                                   ---------------------------------
'1991'                                                                           4.05
'92'                                                                             2.51
'93'                                                                             1.98
'94'                                                                             2.37
'95'                                                                             3.27
'96'                                                                             3.00
'97'                                                                             3.09
'98'                                                                             2.86


                                              Best quarter:  1.38% for the
                                                             quarter ending
                                                             December 30, 1990




                                              Worst quarter: 0.45% for the
                                                             quarter ending
                                                             March 31, 1994




                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                SINCE
                                                       1 YEAR              5 YEARS           INCEPTION*
   Trust Shares                                         2.86%               2.92%               3.60%



   + The Portfolio commenced operations on July 15, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Trust Shares. Annual returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.


   * September 28, 1990.



   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                                         TAX-EXEMPT MONEY
                                                         MARKET PORTFOLIO
   RISK/RETURN SUMMARY


   This example will help you
   compare the cost of
   investing in the Portfolio      FEES AND EXPENSES
   with the cost of investing
   in other mutual funds. The      ANNUAL PORTFOLIO OPERATING EXPENSES
   example assumes that you        (EXPENSES THAT ARE DEDUCTED FROM     TRUST
   invest $10,000 for the time     THE PORTFOLIO'S ASSETS)              SHARES
   periods shown, reinvest all
   of your dividends and           Management Fees                      .40%(1)
   distributions, and then sell    Distribution (12b-1) Fees             None
   all of your shares at the       Other Expenses                       .44%
   end of those periods. The
   example also assumes that       Total Annual Portfolio
   your investment has a 5%        Operating Expenses                   .84%(1)
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

   The table on the right
   shows the fees and expenses that
   you pay if you buy and hold
   Trust Shares of the Tax-Exempt
   Money Market Portfolio.





                                     (1) Management Fees and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Trust Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because the Adviser is voluntarily
                                         waiving a portion of its advisory fee.
                                         This fee waiver is being made in order
                                         to keep the annual fees and expenses
                                         for the Portfolio's Trust Shares at a
                                         certain level. MANAGEMENT FEES AND
                                         TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THIS FEE WAIVER
                                         INTO ACCOUNT, ARE EXPECTED TO BE .35%
                                         AND .79%, RESPECTIVELY, FOR TRUST
                                         SHARES. This fee waiver may be revised
                                         or cancelled at any time.


                                             EXAMPLE


                              1        3      5        10
                             YEAR   YEARS   YEARS    YEARS
TRUST SHARES                 $86    $268    $466    $1,037

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             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK


   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.



   SECURITIES LENDING



   To obtain interest income, the Treasury Money Market Portfolio and Money Market Portfolio may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may temporarily hold investments that are not part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Portfolio, short-term taxable money market investments not to exceed 20% of the Portfolio's assets. This strategy could prevent a Portfolio from achieving its investment objective.


   OTHER TYPES OF INVESTMENTS



   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.


   YEAR 2000 RISKS


   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.

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             YOUR ACCOUNT

   BUSINESS DAYS
   DEFINED

   A business day is
   any day that both
   the New York Stock
   Exchange and the
   Federal Reserve
   Bank of St. Louis
   are open for
   business.
   Currently, the Fund
   observes the
   following holidays:
   New Year's Day,
   Martin Luther King
   Jr. Day,
   Presidents' Day,
   Good Friday,
   Memorial Day
   (observed),
   Independence Day
   (observed), Labor
   Day, Columbus Day,

                       EXPLANATION OF SALES PRICE



                       Trust Shares of each Portfolio are sold at their net asset value (NAV). The NAV for each class of shares of a Portfolio is determined as of 12:00 noon (Eastern time) and as of the close of regular trading on the New York Stock Exchange (currently 4 p.m., Eastern time) on every business day. The NAV for a class of shares is determined by adding the value of a Portfolio's investments, cash and other assets attributable to a particular share class, subtracting the Portfolio's liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.



                       - Each Portfolio's investments are valued at amortized
                         cost, which is approximately equal to market value.


                       - A properly placed purchase order that is delivered to
                         the Fund by 12:00 noon (Eastern time) on any business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern time) on any business day with respect to the Money Market Portfolio receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 4:00 p.m. (Eastern time) that day. If payment is not received by that time, the order will be cancelled. A properly placed purchase order that is delivered to the Fund after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio will be placed the following business day.



                       HOW TO BUY SHARES



                       Trust Shares of the Portfolios are sold to financial institutions, such as banks, trust companies, thrift institutions and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they receive account-level asset-based management fees. Trust Shares are also sold to financial institutions that are purchasing shares on behalf of accounts for which they provide cash management services.


                       If you are purchasing Trust Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-452-2724.


                       The Fund does not have any minimum investment requirements for Trust Shares but your financial institution may do so. They may also charge transaction fees and require you to maintain a minimum account balance.

   Veterans' Day,

                                       14
   Thanksgiving and
   Christmas.

   YOUR ACCOUNT


   HOW TO SELL SHARES



   Orders to sell or "redeem" Trust Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's distributor and for crediting your account with the proceeds. The Fund does not currently charge for wiring the proceeds, but your financial institution may do so.



   If the shares being sold are represented by share certificates, then the order to sell must be made in writing and mailed to: Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. The
   order must be accompanied by the share certificates, properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.



   The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker-dealers. Contact the Fund for more information on signature guarantees.



   Trust Shares will be sold at the NAV next determined after the Fund accepts an order. If the order to sell is received and accepted by the Fund before 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, the proceeds are sent electronically the same day to the financial institution that placed the order. If the order to sell is received and accepted by the Fund after 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, or on a non-business day, the proceeds normally are sent electronically to the financial institution on the next business day.

   YOUR ACCOUNT


   HOW TO EXCHANGE SHARES



   The exchange privilege enables shareholders to exchange Trust Shares of one Portfolio for Trust Shares of another Portfolio. In addition, Trust Shares of a Portfolio may also be exchanged for Investor A Shares of the same Portfolio in connection with the distribution of assets from certain types of accounts held at Mercantile Trust Company National Association or any of its affiliates. Contact your financial institution or the Fund's distributor for additional information on the exchange privilege. The exchange privilege may be exercised only in those states where Trust Shares of the Portfolio being acquired may be legally sold.


   ADMINISTRATIVE SERVICES FEES



   Trust Shares of the Portfolios pay administrative services fees at an annual rate of up to 0.25% of each Portfolio's respective Trust Share assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Trust Shares.


   GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:

    - Refuse any order to buy shares.

    - Reject any exchange request.


    - Redeem all shares in an account if the balance falls below $500. If, within 60 days of the Fund's written request, the account balance has not been increased, a shareholder may be required to redeem all shares. The Fund will not require you to redeem shares if the value of the account drops below $500 due to fluctuations in net asset value.


    - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

    - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

    - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.


   Shareholders may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify the shareholder's identity. Shareholders who experience difficulty getting through to the Fund by telephone because of unusual market conditions should consider selling or exchanging their shares by mail.

 logo
 logo
             DISTRIBUTIONS AND TAXES


   DIVIDENDS AND DISTRIBUTIONS



   Each Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.



   Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class.



   All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

   DISTRIBUTIONS AND TAXES


                                 TAXATION

                                 As with any investment, you should consider the tax
                                 implications of an investment in the Portfolios. The
                                 following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and
                                 their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with
                                 specific reference to your own tax situation.

                                 - TREASURY MONEY MARKET AND MONEY MARKET PORTFOLIOS
                                   Dividends you receive from one of these Portfolios, whether paid in cash or reinvested in additional shares, are
                                   generally considered taxable. Dividends from a Portfolio's long-term capital gains are taxable as capital gains.
                                   Dividends from other sources are generally taxable as
                                   ordinary income. It is anticipated that substantially all of the dividends from the Portfolios will be taxable as
                                   ordinary income and not capital gains.

                                 - TAX-EXEMPT MONEY MARKET PORTFOLIO
                                   The Portfolio intends to meet certain federal tax
                                   requirements so that distributions of the tax-exempt
                                   interest it earns may be treated as "exempt-interest
                                   dividends." However, a portion of exempt-interest dividends attributable to interest on private activity bonds may
                                   increase certain shareholders' alternative minimum tax.
                                   Dividends from the Portfolio's short-term and long-term
                                   capital gains are taxable.

                                 - STATE AND LOCAL TAXES
                                   Dividends paid by a Portfolio may be taxable to investors
                                   under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such taxes.
                                   The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the state or local level. Please consult with a tax adviser as to the status of distributions by the Portfolio in your state.
                                   For more information regarding the taxation of the
                                   Portfolios, consult the SAI under the heading "Additional
                                   Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax
                                   consequences with respect to your specific situation.



   You will be advised
   at least annually
   regarding the
   federal income tax
   treatment of
   dividends and
   distributions made
   to you. You should
   save your account
   statements because
   they contain
   information you
   will need to
   calculate your
   capital gains or
   losses upon your
   ultimate sale or
   exchange of shares
   in the Portfolios.

   logo  MANAGEMENT OF THE FUND

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Money Market Portfolios paid MVA advisory fees as follows:

                                             INVESTMENT ADVISORY FEES
                  PORTFOLIO                    AS A % OF NET ASSETS
                                          ------------------------------
     Treasury Money Market Portfolio                    .35%
                                          ------------------------------
     Money Market Portfolio                             .35%
                                          ------------------------------
     Tax-Exempt Money Market Portfolio                  .35%
    ---------------------------------------------------------------------

 logo
 logo
             FINANCIAL HIGHLIGHTS


   INTRODUCTION





   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Trust Shares for the past five years. Certain information reflects financial results for a single Trust Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Trust Shares assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO



                                                              TRUST SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                            1998       1997       1996       1995       1994
   NET ASSET VALUE, BEGINNING OF PERIOD   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
   -------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.045      0.046      0.045      0.050      0.033
   -------------------------------------------------------------------------------------------
       Total from Investment Activities      0.045      0.046      0.045      0.050      0.033
   -------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.045)    (0.046)    (0.045)    (0.050)    (0.033)
   -------------------------------------------------------------------------------------------
       Total Distributions                  (0.045)    (0.046)    (0.045)    (0.050)    (0.033)
   -------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
   -------------------------------------------------------------------------------------------
       Total Return                           4.56%      4.70%      4.64%      5.12%      3.38%
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)    $245,959   $283,653   $131,322   $252,780   $242,099
     Ratio of expenses to average net
       assets                                 0.65%      0.61%      0.61%      0.60%      0.49%
     Ratio of net investment income to
       average net assets                     4.45%      4.60%      4.55%      5.01%      3.26%
     Ratio of expenses to average net
       assets*                                0.96%      0.92%      0.76%      0.75%      0.94%



   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   FINANCIAL HIGHLIGHTS                            MONEY MARKET PORTFOLIO



                                                               TRUST SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                            1998        1997        1996       1995       1994
   NET ASSET VALUE, BEGINNING OF PERIOD   $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
   ---------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.050        0.050      0.049      0.054      0.035
   ---------------------------------------------------------------------------------------------
       Total from Investment Activities      0.050        0.050      0.049      0.054      0.035
   ---------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.050)      (0.050)    (0.049)    (0.054)    (0.035)
   ---------------------------------------------------------------------------------------------
       Total Distributions                  (0.050)      (0.050)    (0.049)    (0.054)    (0.035)
   ---------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
   ---------------------------------------------------------------------------------------------
       Total Return                           5.08%        5.06%      4.99%      5.52%      3.55%
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)    $820,923   $1,042,151   $717,265   $698,131   $544,952
     Ratio of expenses to average net
       assets                                 0.66%        0.64%      0.61%      0.59%      0.61%
     Ratio of net investment income to
       average net assets                     4.97%        4.96%      4.88%      5.38%      3.45%
     Ratio of expenses to average net
       assets*                                0.93%        0.92%      0.76%      0.74%      0.93%



   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   FINANCIAL HIGHLIGHTS              TAX-EXEMPT MONEY MARKET PORTFOLIO(a)



                                                                  TRUST SHARES
                                                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                       SIX MONTHS ENDED
                                                   YEAR ENDED NOVEMBER 30,               NOVEMBER 30,
                                              1998           1997           1996           1995(A)
   NET ASSET VALUE, BEGINNING OF PERIOD     $  1.00        $   1.00       $  1.00          $  1.00
   ----------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                    0.029           0.030         0.030            0.016
   ----------------------------------------------------------------------------------------------------
       Total from Investment Activities       0.029           0.030         0.030            0.016
   ----------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                   (0.029)         (0.030)       (0.030)          (0.016)
   ----------------------------------------------------------------------------------------------------
       Total Distributions                   (0.029)         (0.030)       (0.030)          (0.016)
   ----------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD           $  1.00        $   1.00       $  1.00          $  1.00
   ----------------------------------------------------------------------------------------------------
       Total Return                            2.92%           3.08%         3.06%            1.57%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)      $37,541        $143,517       $95,726          $78,031
     Ratio of expenses to average net
       assets                                  0.59%           0.58%         0.53%            0.70%(c)
     Ratio of net investment income to
       average net assets                      2.88%           3.04%         3.01%            3.10%(c)
     Ratio of expenses to average net
       assets*                                 0.84%           0.83%         0.58%            0.75%(c)

                                                 TRUST SHARES
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               YEAR ENDED MAY 31,
                                              1995           1994
   NET ASSET VALUE, BEGINNING OF PERIOD     $  1.00        $   1.00
   ----------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                    0.029           0.020
   ----------------------------------------------------------------------
       Total from Investment Activities       0.029           0.020
   ----------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                   (0.029)         (0.020)
   ----------------------------------------------------------------------
       Total Distributions                   (0.029)         (0.020)
   ----------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD           $  1.00        $   1.00
   ----------------------------------------------------------------------
       Total Return                            2.93%           1.97%
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)      $85,324        $112,594
     Ratio of expenses to average net
       assets                                  0.61%           0.52%
     Ratio of net investment income to
       average net assets                      2.87%           1.95%
     Ratio of expenses to average net
       assets*                                 0.70%           0.86%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



   (a) Upon its reorganization as a portfolio of the Fund on October 2, 1995, the Tax-Exempt Money Market Portfolio changed its fiscal year-end from May 31 to November 30.



   (b) Not annualized.


   (c) Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Mercantile Money Market Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Mercantile Money Market Portfolios are also available on the SEC's website at http://www.sec.gov.





The Fund's Investment Company Act File No. is 811-3567

MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

MONEY MARKET PORTFOLIOS

Treasury Money Market Portfolio
Money Market Portfolio

TAXABLE BOND PORTFOLIOS

U.S. Government Securities Portfolio
Intermediate Corporate Bond Portfolio
Bond Index Portfolio
Government & Corporate Bond Portfolio

STOCK PORTFOLIOS

Balanced Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth & Income Equity Portfolio
Growth Equity Portfolio
Small Cap Equity Portfolio
Small Cap Equity Index Portfolio
International Equity Portfolio

Institutional Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                RISK/RETURN SUMMARY



                                      [Scale
                                       Icon]
                                                  3  Overview
                                                  5  Treasury Money Market Portfolio
                                                  8  Money Market Portfolio
                                                 11  U.S. Government Securities Portfolio
                                                 14  Intermediate Corporate Bond Portfolio
                                                 18  Bond Index Portfolio
                                                 21  Government & Corporate Bond Portfolio
                                                 25  Balanced Portfolio
                                                 29  Equity Income Portfolio
                                                 32  Equity Index Portfolio
                                                 35  Growth & Income Equity Portfolio
                                                 38  Growth Equity Portfolio
                                                 41  Small Cap Equity Portfolio
                                                 44  Small Cap Equity Index Portfolio
                                                 46  International Equity Portfolio
                                                 49  Additional Information on Risk

                                                YOUR ACCOUNT



                                 [Magnifying
                                 Glass Icon]
                                                 50  Explanation of Sales Price
                                                 51  How to Buy Shares
                                                 52  How to Sell Shares
                                                 53  How to Exchange Shares
                                                 53  Administrative Services Fees
                                                 53  General Transaction Policies

                                                DISTRIBUTIONS AND TAXES



                                 [Line Graph
                                       Icon]
                                                 54  Dividends and Distributions
                                                 55  Taxation

                                                MANAGEMENT OF THE FUND



                                  [Open Book
                                       Icon]
                                                 56  The Adviser

                                                FINANCIAL HIGHLIGHTS



                                   [Money in
                                  Hand Icon]
                                                 57  Introduction
                                                 58  Treasury Money Market Portfolio
                                                 59  Money Market Portfolio
                                                 60  U.S. Government Securities Portfolio
                                                 61  Intermediate Corporate Bond Portfolio
                                                 62  Bond Index Portfolio
                                                 63  Government & Corporate Bond Portfolio
                                                 64  Balanced Portfolio
                                                 65  Equity Income Portfolio
                                                 66  Equity Index Portfolio
                                                 67  Growth & Income Equity Portfolio
                                                 68  Small Cap Equity Portfolio
                                                 69  International Equity Portfolio



                                        2
                                                                        CONTENTS




                                      This prospectus describes Institutional Shares of fourteen investment portfolios (the "Portfolios") offered by
                                      Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses you pay as an investor in the
                                      Portfolio.

    WHO MAY WANT TO INVEST IN         The Treasury Money Market Portfolio may be appropriate for
    THE PORTFOLIOS?                   investors who want a way to earn money market returns from
                                      U.S. Treasury obligations that are generally exempt from
                                      state and local taxes. The Money Market Portfolio may be
                                      appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns.

                                      The Taxable Bond Portfolios may be appropriate for investors who seek current income from their investments greater than that normally available from a money market fund and can
                                      accept fluctuations in price and yield. The Portfolios may
                                      NOT be appropriate for investors who are investing for
                                      long-term capital appreciation.

                                      The Stock Portfolios may be appropriate for investors who
                                      seek capital growth over the long term and are comfortable with the risks of stock markets. The Portfolios may NOT be appropriate for investors who are investing for short-term goals or are mainly seeking current income.

                                      Before investing in one of the Portfolios, you should
                                      carefully consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take


 [Scales
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             RISK/RETURN SUMMARY                                 OVERVIEW

                                        3
-

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. Although each of the Money Market Portfolios seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.
                                      You could also lose money by investing in one of the Taxable
                                      Bond or Stock Portfolios.


   RISK/RETURN SUMMARY                                           OVERVIEW

                                        4
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent
                                      with liquidity and security of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies
                                      and instrumentalities that provide income that is generally not subject to state income tax.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.

                                      Although U.S. Government securities, particularly U.S.
                                      Treasury obligations, have historically involved little
                                      risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.


   MONEY MARKET
   INSTRUMENTS are
   short-term obligations
   issued by banks,
   corporations, the U.S.
   Government and state
   and local governments.
   Money market
   instruments purchased
   by the Portfolios must
   meet strict
   requirements as to
   investment quality,
   maturity and
   diversification. The
   Portfolios generally
   do not invest in
   securities with
   maturities of more
   than 397 days and the
   average maturity of
   all securities held by
   a particular Portfolio
   must be 90 days or
   less. Prior to
   purchasing a money
   market instrument for
   one of the Portfolios,
   the Adviser must
   determine that the
   instrument carries
   very little credit
   risk.
 [Scales
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                                                           TREASURY MONEY
             RISK/RETURN SUMMARY                         MARKET PORTFOLIO

                                        5
-

                                                           TREASURY MONEY

   RISK/RETURN SUMMARY                                   MARKET PORTFOLIO


   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.



                                           INSTITUTIONAL SHARES**
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)



1993'                                                                          2.43%
94                                                                             3.33%
95                                                                             4.97%
96                                                                             4.43%
97                                                                             4.54%
98                                                                             4.34%


                                                  Best quarter:  1.26% for the quarter ending
                                                                   June 30, 1995
                                                  Worst quarter: 0.58% for the quarter ending
                                                                   June 30, 1993


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                 SINCE
                                                                1 YEAR          5 YEARS       INCEPTION*
   Institutional Shares**                                        4.34%           4.32%           3.84%



    * April 20, 1992.


   ** Institutional Shares of the Portfolio commenced operations on January 26,
      1995. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares.



   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                                           TREASURY MONEY

   RISK/RETURN SUMMARY                                   MARKET PORTFOLIO


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM            INSTITUTIONAL
                                                  THE PORTFOLIO'S ASSETS)                            SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Treasury Money
    Market Portfolio.

                                                  Management Fees                                  .40%(1)
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .56%(1)
                                                  Total Annual Portfolio Operating Expenses        .96%(1)



                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's
                                         Institutional Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .45%
                                         AND .80%, RESPECTIVELY, FOR
                                         INSTITUTIONAL SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.



                                                               EXAMPLE



                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $98    $306    $531    $1,178



   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                                             MONEY MARKET
             RISK/RETURN SUMMARY                                PORTFOLIO




                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek current
                                      income with liquidity and stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      80%) of its total assets in a broad range of money market
                                      instruments, including commercial paper, notes and bonds
                                      issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and
                                      instrumentalities, and obligations issued by U.S. and
                                      foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                                      The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two
                                      nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or only one such rating if only one
                                      organization has rated the instrument. If the money market instrument is not rated, the Adviser must determined that it is of comparable quality to eligible rated instruments.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with short-term
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

                                                           MONEY MARKET
   RISK/RETURN SUMMARY                                        PORTFOLIO

    RETURN HISTORY                                                                      INSTITUTIONAL SHARES**
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving                                  [MONEY MARKET PORTFOLIO FUND GRAPH]
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has
    varied from year to year. The table
    shows the Portfolio's average annual
    returns for one year, five years, ten
    years and since inception. Both the bar
    chart and table assume reinvestment of
    all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.


1989                                                                           9.19%
90                                                                             8.03%
91                                                                             5.45%
92                                                                             3.06%
93                                                                             2.51%
94                                                                             3.55%
95                                                                             5.36%
96                                                                             4.77%
97                                                                             4.96%
98                                                                             4.90%


                                              Best quarter:  2.36% for the
                                                            quarter ending
                                                             June 30, 1989
                                               Worst quarter: 0.61% for the
                                                             quarter ending
                                                             June 30, 1993


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS

                                                     for the periods ended
                                                     December 31, 1998

                                                                                                                SINCE
                                                         1 YEAR            5 YEARS          10 YEARS         INCEPTION*
   Institutional Shares**                                 4.90%             4.71%             5.16%             5.36%



    * March 24, 1983.

   ** Institutional Shares of the Portfolio commenced operations on January 3,
      1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                                             MONEY MARKET

   RISK/RETURN SUMMARY                                          PORTFOLIO


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Money Market
    Portfolio.

                                                  Management Fees                                 .40%(1)
                                                  Distribution (12b-1) Fees                       None
                                                  Other Expenses                                  .53%(1)
                                                  Total Annual Portfolio Operating Expenses       .93%(1)



                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's
                                         Institutional Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at certain levels.
                                         MANAGEMENT FEES, OTHER EXPENSES AND
                                         TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .44%
                                         AND .79%, RESPECTIVELY, FOR
                                         INSTITUTIONAL SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.



   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


                                             EXAMPLE



                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $95    $296    $515    $1,143


                                       10
-

                                                          U.S. GOVERNMENT
             RISK/RETURN SUMMARY                     SECURITIES PORTFOLIO


   REPURCHASE AGREEMENTS
   are transactions in
   which a Portfolio buys
   securities from a
   seller (usually a bank
   or broker-dealer) who
   agrees to buy them
   back from the
   Portfolio on a certain
   date and at a certain
   price.

   MORTGAGE-BACKED
   SECURITIES are
   certificates
   representing ownership
   interests in a pool of
   mortgage loans, and
   include those issued
   by the Government
   National Mortgage
   Association ("Ginnie
   Maes"), the Federal
   National Mortgage
   Association ("Fannie
   Maes") and the Federal
   Home Loan Mortgage
   Corporation ("Freddie
   Macs").

   PORTFOLIO MANAGER

   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1988.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in debt obligations issued or guaranteed by the U.S.
                                      Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Portfolio also invests in
                                      mortgage-backed securities issued by U.S.
                                      Government-sponsored entities such as Ginnie Maes, Fannie
                                      Maes and Freddie Macs. The remaining maturity (i.e., length of time until an obligation must be repaid) of the
                                      obligations held by the Portfolio will vary from 1 to 30
                                      years.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates may also cause certain
                                      debt securities held by the Portfolio, including
                                      mortgage-backed securities, to be paid off much sooner or
                                      later than expected. In the event that a security is paid
                                      off sooner than expected because of a decline in interest
                                      rates, the Portfolio may be unable to recoup all of its
                                      initial investment and will also suffer from having to
                                      reinvest in lower yielding securities. In the event of a
                                      later than expected payment because of a rise in interest
                                      rates, the value of the obligation will decrease, and the
                                      Portfolio will suffer from the inability to invest in higher yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically
                                      involved little risk of loss of principal if held to
                                      maturity. Certain U.S. Government securities, such as Ginnie
                                      Maes, are supported by the full faith and credit of the U.S.
                                      Treasury. Others, such as those issued by the Freddie Macs, are supported by the right of the issuer to borrow from the
                                      U.S. Treasury. Other securities, such as Fannie Maes are
                                      supported by the discretionary authority of the U.S.
                                      Government to purchase certain obligations of the issuers, and still others are supported by the issuer's own credit.

                                      Repurchase agreements carry the risk that the other party
                                      may not fulfill its obligations under the agreement.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                                          U.S. GOVERNMENT

   RISK/RETURN SUMMARY                               SECURITIES PORTFOLIO



    RETURN HISTORY                                                                      INSTITUTIONAL SHARES**
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving                     [U.S. GOVERNMENT SECURITIES PORTFOLIO BAR GRAPH]
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has                                    (Stated in Percentages)
    varied from year to year. The table
    shows how the Portfolio's average
    annual returns for one year, five
    years, ten years and since inception
    compare to those of a broad-based
    market index. Both the bar chart and
    table assume reinvestment of all
    dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.


                                                                 U.S. GOVERNMENT SECURITIES PORTFOLIO
                                                                 ------------------------------------
'1989'                                                                            9.97
'90'                                                                             11.04
'91'                                                                             13.98
'92'                                                                              5.48
'93'                                                                              8.77
'94'                                                                             -3.06
'95'                                                                             14.87
'96'                                                                              3.09
'97'                                                                              6.27
'98'                                                                              6.44


                                              Best quarter:  5.40% for the
                                                             quarter ending
                                                             September 30, 1991


                                              Worst quarter: -2.60% for the
                                                             quarter ending
                                                             March 31, 1994


   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE GOVERNMENT
   BOND INDEX is an unmanaged
   index
   which tracks the
   performance
   of intermediate-term
   U.S. Government bonds.


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                SINCE
                                                         1 YEAR      5 YEARS      10 YEARS    INCEPTION*
   Institutional Shares**                                6.44%        5.36%        7.56%        7.48%
   Lehman Brothers Intermediate Government Bond Index    8.49%        6.45%        8.34%        8.25%



    * June 2, 1988 for Investor A Shares; May 31, 1988 for the Lehman Brothers Intermediate Government Bond Index.


   ** Institutional Shares of the Portfolio commenced operations on June 7,
      1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.


                                       12
-

                                                          U.S. GOVERNMENT

   RISK/RETURN SUMMARY                               SECURITIES PORTFOLIO


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the U.S. Government
    Securities Portfolio.

                                                  Management Fees                                  .45%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .62%(1)
                                                  Total Annual Portfolio Operating Expenses       1.07%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at certain levels.
                                         OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .52% AND .97%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $109   $340    $590    $1,306


                                       13
-

   INVESTMENT GRADE DEBT
   SECURITIES are those
   of medium credit
   quality or better as
   determined by a
   national rating
   agency, such as
   Standard & Poor's
   Ratings Group (debt
   securities rated in
   the four highest
   rating categories,
   i.e. BBB or better)
   and Moody's Investors
   Service, Inc. (debt
   securities rated in
   the four highest
   rating categories,
   i.e. Baa or better).
   The higher the credit
   rating, the less
   likely it is that the
   issuer of the
   securities will
   default on its
   principal and interest
   payments.

   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt securities in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   securities held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   it represents.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income as is consistent with preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in corporate debt obligations. These include
                                      obligations that are issued by U.S. and foreign business
                                      corporations and obligations issued by agencies,
                                      instrumentalities or authorities that are organized as
                                      corporations by the U.S., by states or political
                                      subdivisions of the U.S., or by foreign governments or
                                      political subdivisions. The Portfolio also invests in
                                      obligations issued or guaranteed by U.S. or foreign
                                      governments, their agencies and instrumentalities and in
                                      mortgage-backed securities, including Ginnie Maes, Fannie
                                      Maes and Freddie Macs.

                                      The Portfolio may only purchase investment grade debt
                                      obligations. Under normal market conditions, however, the
                                      Portfolio intends to invest at least 65% of its assets in
                                      debt obligations rated in one of the three highest rating
                                      categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least
                                      comparable in quality at the time of purchase to eligible
                                      rated securities. Occasionally, the rating of a security
                                      held by the Portfolio may be downgraded below investment
                                      grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the
                                      circumstances the security is no longer an appropriate
                                      investment for the Portfolio.

                                      In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio's average weighted maturity will generally be between three and ten
                                      years.


 [Scales
 Icon]
                                                   INTERMEDIATE CORPORATE

             RISK/RETURN SUMMARY                           BOND PORTFOLIO

                                       14
-

                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO



                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off much sooner than expected because of a decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.
                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER
   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1997.

                                       15
-

                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied during
   the past calendar year. The
   table shows how the
   Portfolio's average annual
   returns for one year and
   since inception compare to
   those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE CORPORATE
   BOND INDEX is an unmanaged
   index
   which tracks the
   performance
   of intermediate-term
   U.S. corporate bonds.
                                                   INTERMEDIATE CORPORATE

   RISK/RETURN SUMMARY                                     BOND PORTFOLIO


                                              INSTITUTIONAL SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)

1998                                                                           8.77%

                                              Best quarter:  5.25% for the
                                                             quarter ending
                                                             September 30, 1998

                                              Worst quarter: -0.21% for the
                                                             quarter ending
                                                             December 31, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        8.77%                    8.73%
   Lehman Brothers Intermediate Corporate Bond Index           8.49%                    8.67%



   * February 10, 1997 for Institutional Shares; January 31, 1997 for the Lehman Brothers Intermediate Corporate Bond Index.


                                       16
-

                                                   INTERMEDIATE CORPORATE

   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Intermediate
    Corporate Bond Portfolio.

                                                  Management Fees                                  .55%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .64%(1)
                                                  Total Annual Portfolio Operating Expenses       1.19%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .54% AND 1.09%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $121   $378    $654    $1,443

                                                               BOND INDEX

             RISK/RETURN SUMMARY                                PORTFOLIO

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX
   is
   an unmanaged index
   made
   up of Lehman Brothers'
   Government/Corporate
   Bond Index, its
   Mortgage
   Backed Securities
   Index and
   its Asset Backed
   Securities
   Index.




                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers
                                      Aggregate Bond Index (the "Lehman Aggregate").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Aggregate. The Adviser generally selects
                                      securities for the Portfolio on the basis of their
                                      weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman
                                      Aggregate at the time of such purchase. Because of the large number of securities listed in the Lehman Aggregate, the
                                      Portfolio cannot invest in all of them. Instead, the
                                      Portfolio holds a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two securities to represent an entire "class" or type of
                                      security in the Lehman Aggregate. The Portfolio will invest substantially all (but not less than 80%) of its total
                                      assets in securities listed in the Lehman Aggregate.
                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.
                                      There is the additional risk that the Portfolio will fail to match the investment results of the Lehman Aggregate.

   RETURN HISTORY


   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied during
   the past calendar year. The
   table shows how the
   Portfolio's average annual
   returns for one year and
   since inception compare to
   those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

                                                               BOND INDEX

   RISK/RETURN SUMMARY                                          PORTFOLIO


                                              INSTITUTIONAL SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)

1998                                                      8.68%



                                              Best quarter:  4.60% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: 0.05% for the
                                                             quarter ending
                                                             December 31, 1998
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        8.68%                    8.99%
   Lehman Brothers Aggregate Bond Index                        8.69%                    9.67%



   * February 10, 1997 for Institutional Shares; January 31, 1997 for the Lehman Brothers Aggregate Bond Index.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                               BOND INDEX

   RISK/RETURN SUMMARY                                          PORTFOLIO


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Bond Index
    Portfolio.

                                                  Management Fees                                 .30%
                                                  Distribution (12b-1) Fees                       None
                                                  Other Expenses                                  .63%(1)
                                                  Total Annual Portfolio Operating Expenses       .93%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .52% AND .82%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                               1       3       5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $95    $296    $515    $1,143

                                                   GOVERNMENT & CORPORATE
             RISK/RETURN SUMMARY                           BOND PORTFOLIO



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek the highest level of current income consistent with conservation of
                                      capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all of its assets in a broad range of debt obligations, including corporate
                                      obligations and U.S. Government obligations. Corporate
                                      obligations may include bonds, notes and debentures. U.S.
                                      Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. The
                                      Portfolio also invests in mortgage-backed securities,
                                      including Ginnie Maes, Fannie Maes and Freddie Macs.
                                      Although the Portfolio invests primarily in the debt
                                      obligations of U.S. issuers, it may from time to time invest in U.S. dollar-denominated debt obligations of foreign
                                      corporations and governments.

                                      The Portfolio may only purchase investment grade debt
                                      obligations, which are those rated in one of the four
                                      highest rating categories by one or more national rating
                                      agencies, such as Standard & Poor's Ratings Group and
                                      Moody's Investors Service, Inc. Under normal market
                                      conditions, however, the Portfolio intends to invest at
                                      least 65% of its assets in debt obligations rated in one of the three highest rating categories. Unrated debt
                                      obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to eligible rated securities. Occasionally, the rating of a security held by the Portfolio may be downgraded below investment grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      In making investment decisions, the Adviser considers a
                                      number of factors including credit quality, the price of the security relative to that of other securities in its sector, current yield, maturity, yield to maturity, anticipated
                                      changes in interest rates and other economic factors,
                                      liquidity, and the overall quality of the investment. The
                                      Portfolio's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest
                                      rates.


                                       21
-

                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO



                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.
                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER
   George J. Schupp is
   the person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Schupp, the Adviser's
   Director of Fixed
   Income Management,
   joined MVA in 1983 and
   has 22 years of prior
   investment experience.
   He has managed the
   Portfolio since
   February 1998.

                                                   GOVERNMENT & CORPORATE

   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten
   years, and since inception
   compare to those of a
   broad-based market index.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   AGGREGATE
   BOND INDEX is an unmanaged
   index
   made up of Lehman Brothers'
   Government/Corporate Bond
   Index, its Mortgage Backed
   Securities Index and its
   Asset Backed Securities
   Index.



                                              INSTITUTIONAL SHARES**

                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [GOVERNMENT & CORPORATE BOND PORTFOLIO BAR
                                    GRAPH]

1989'                                                                          11.50%
90'                                                                             6.46%
91                                                                             15.23%
92                                                                              5.78%
93                                                                              9.07%
94                                                                             -2.82%
95                                                                             16.61%
96                                                                              1.83%
97                                                                              8.24%
98                                                                              8.67%


                                              Best quarter:  6.98% for the
                                                             quarter ending June
                                                             30, 1989


                                              Worst quarter: -2.79% for the
                                                             quarter ending
                                                             March 31, 1996


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                         SINCE
                                                      1 YEAR    5 YEARS    10 YEARS    INCEPTION*
   Institutional Shares**                             8.67%      6.30%      7.92%        7.74%

   Lehman Brothers Aggregate Bond Index               8.69%      7.27%      9.26%        9.08%



    * June 15, 1988 for Investor A Shares; May 31, 1988 for the Lehman Brothers Aggregate Bond Index.


   ** Institutional Shares of the Portfolio commenced operations on January 3,
      1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.

                                                   GOVERNMENT & CORPORATE

   RISK/RETURN SUMMARY                                     BOND PORTFOLIO


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE           INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                               SHARES

    The table on the right shows
    the fees and expenses that
    you pay if you buy and hold
    Institutional Shares of the
    Government & Corporate
    Bond Portfolio.

                                                  Management Fees                                     .45%
                                                  Distribution (12b-1) Fees                           None
                                                  Other Expenses                                      .61%(1)
                                                  Total Annual Portfolio Operating Expenses          1.06%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at certain levels.
                                         OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .51% AND .96%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                                               EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $108   $337    $585    $1,294



   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

             RISK/RETURN SUMMARY                       BALANCED PORTFOLIO


   TOTAL RETURN consists
   of net income
   (dividend and/or
   interest income from
   portfolio securities,
   less expenses of the
   Portfolio) and capital
   gains and losses, both
   realized and
   unrealized, from
   portfolio securities.


   INVESTMENT GRADE BONDS
   are those of medium
   credit quality or
   better as determined
   by a national rating
   agency, such as
   Standard & Poor's
   Ratings Group (bonds
   rated BBB or better)
   and Moody's Investors
   Service, Inc. (bonds
   rated Baa or better).
   The higher the credit
   rating, the less
   likely it is that the
   bond issuer will
   default on its
   principal and interest
   payments.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to maximize total
                                      return through a combination of growth of capital and
                                      current income consistent with the preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests in a combination of equity securities
                                      (such as stocks), fixed-income securities (such as bonds)
                                      and money market instruments in weightings the Adviser
                                      believes will offer attractive total returns over time. In making asset allocation decisions, the Adviser evaluates
                                      forecasts for inflation, interest rates and long-term
                                      corporate earnings growth. The Adviser then examines the
                                      potential effect of these factors on each asset group over a one- to three-year time period using its own dynamic
                                      computer models. These models show the statistical impact of the Adviser's economic outlook upon the future returns of
                                      each asset group. The Adviser periodically will increase or decrease the Portfolio's allocations to equities and
                                      fixed-income securities based on which class appears
                                      relatively more attractive than the other. For example, if the Adviser expects more rapid economic growth leading to
                                      better corporate earnings, it will increase the Portfolio's holdings of equity securities and reduce its holdings of
                                      fixed-income securities and money market instruments.

                                      In selecting equity securities, the Adviser considers
                                      historical and projected earnings, the price/earnings
                                      relationship and company growth and asset value. In
                                      selecting fixed income securities, the Adviser seeks these issues representing the best value among various sectors,
                                      and also considers credit quality, prevailing interest rates and liquidity.

                                      Under normal market conditions, the Portfolio invests at
                                      least 25% total of its assets in fixed-income securities and no more than 75% of its total assets in equity securities.
                                      The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. The Portfolio's equity securities will consist mainly of common stocks, and its fixed-income securities will consist mainly of
                                      investment grade bonds, including U.S. Government
                                      securities. Occasionally, the rating of a fixed-income
                                      security held by the Portfolio may be downgraded below
                                      investment grade. If that happens, the Portfolio does not
                                      have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO



                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Portfolio also invests in fixed-income securities, which lose value when interest rates increase (but increase in
                                      value when interest rates decline). Longer-term fixed-income securities are more susceptible to these fluctuations in
                                      interest rates than short-term fixed-income securities.
                                      Changes in interest rates may cause certain fixed-income
                                      securities, such as callable securities and mortgage-backed securities, to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and may also suffer from having to reinvest in
                                      lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding
                                      securities. Fixed-income securities are subject to other
                                      risks, including the risk that the issuer will be unable to make payments of principal and interest.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER

   Peter Merzian, a
   senior associate of
   MVA, is responsible
   for the day-to-day
   management of the
   Portfolio. He has been
   with MVA since 1993
   and has managed the
   Portfolio since May
   1996. He also manages
   the Fund's three
   municipal bond
   portfolios.

   KNOW YOUR INDEX
   - THE S&P 500 INDEX is an
   unmanaged
     index comprised of 500
   widely held
     common stocks listed on
   the
     New York Stock Exchange,
   the
     American Stock Exchange
     and NASDAQ.
   - THE LEHMAN BROTHERS
   AGGREGATE
     BOND INDEX is an
   unmanaged index
     made up of Lehman
   Brothers'
     Government/Corporate Bond
     Index, its Mortgage
   Backed
     Securities Index and its
   Asset
     Backed Securities Index.


   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO



    RETURN HISTORY                           INSTITUTIONAL SHARES**
    The bar chart and table on this page     YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and  (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has
    varied from year to year. The table
    shows how the Portfolio's average
    annual returns for one year, five years
    and since inception compare to those of
    broad-based market indexes. Both the
    bar chart and table assume reinvestment
    of all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.


[BALANCED PORTFOLIO FUND GRAPH]

                                                                          BALANCED PORTFOLIO
                                                                          ------------------
'1994'                                                                           -2.11
'95'                                                                             25.99
'96'                                                                             11.99
'97'                                                                             18.68
'98'                                                                             11.06


                                              Best quarter:  10.82% for the
                                                             quarter ending
                                                             December 31, 1998


                                              Worst quarter: -7.49% for the
                                                             quarter ending
                                                             September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                             SINCE
                                                                    1 YEAR              5 YEARS           INCEPTION*
     Institutional Shares**                                      11.06%              12.62%              11.75%
     S&P 500 Index                                               28.60%              21.73%              21.73%
     Lehman Brothers Aggregate Bond Index                        8.69%               7.27%               7.27%



    * April 1, 1993 for Investor A Shares; May 31, 1993 for the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.


   ** Institutional Shares of the Portfolio commenced operations on January 3,
      1994. Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.


                                       27
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                             SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Institutional
    Shares of the Balanced Portfolio.
                                                  Management Fees                                   .75%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                 .61%(1)
                                                  Total Annual Portfolio Operating Expenses     1.36%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at certain levels.
                                         OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, WERE ARE
                                         EXPECTED TO BE .52% AND 1.27%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $138   $431    $745    $1,635


                                       28
-

   MARKET CAPITALIZATION
   is a common measure of
   the size of a company.
   It is the market price
   of a share of the
   company's stock
   multiplied by the
   number of outstanding
   shares.

   VALUE STOCKS are those
   that appear to be
   underpriced based on
   valuation measures,
   such as lower
   price-to- earnings and
   price-to-book value
   ratios.

   PORTFOLIO MANAGER

   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      value companies with large market capitalizations
                                      (generally, $5 billion or higher). In selecting these
                                      stocks, the Adviser evaluates a number of quantitative
                                      factors, including dividend yield, current and future
                                      earnings potential compared to stock prices and total return potential. The Adviser also examines other measures of
                                      valuation, including cash flow, asset value and book value.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its assets in income-producing
                                      (dividend-paying) equity securities. These stocks generally will be listed on a national stock exchange or will be
                                      unlisted stocks with established over-the-counter markets.
                                      Many such stocks may offer above-average levels of income as compared to the S&P 500 Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the value stocks it typically holds may not perform as well as other types of stocks, such as growth stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


 [Scales
 Icon]
                                                            EQUITY INCOME

             RISK/RETURN SUMMARY                                PORTFOLIO

                                       29
-

                                                            EQUITY INCOME

   RISK/RETURN SUMMARY                                          PORTFOLIO



    RETURN HISTORY                           INSTITUTIONAL SHARES
    The bar chart and table on this page     YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and  (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has
    varied from year to year. The table
    shows how the Portfolio's average
    annual returns for one year and since
    inception compare to those of a
    broad-based market index. Both the bar
    chart and table assume reinvestment of
    all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.


[EQUITY INCOME PORTFOLIO BAR GRAPH]
     (Stated as Percentages)

                                                                        EQUITY INCOME PORTFOLIO
                                                                        -----------------------
'1998'                                                                           10.06

   KNOW YOUR INDEX
   THE RUSSELL 1000 VALUE
   INDEX is an unmanaged
   index that measures the
   performance of the stocks
   in the Russell 1000 Index
   with less than average
   growth orientation.
   Companies in this Index
   generally have low price
   to book and price/
   earnings ratios, higher
   dividend yields and lower
   forecasted growth values.
   The Russell 1000 Index
   consists of the 1,000
   largest U.S. companies as
   ranked by total market
   capitalization.


                                              Best quarter:  14.33% for the
                                                             quarter ending June
                                                             30, 1997
                                              Worst quarter: -8.75% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                  SINCE
                                                                       1 YEAR                   INCEPTION*
   Institutional Shares                                                10.06%                     17.22%
   Russell 1000 Value Index                                            15.63%                     23.26%



   * February 27, 1997 for Institutional Shares; February 28, 1997 for the Russell 1000 Value Index.


                                       30
-

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE           INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                               SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Equity Income
    Portfolio.
                                                  Management Fees                                     .75%
                                                  Distribution (12b-1) Fees                           None
                                                  Other Expenses                                      .57%(1)
                                                  Total Annual Portfolio Operating Expenses          1.32%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at certain levels.
                                         OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .52% AND 1.27%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                                               EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $134   $418    $723    $1,590



   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


                                                            EQUITY INCOME
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                       31
-

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of
                                      U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500
                                      Index (the "S&P 500 Index").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P 500 Index. The Portfolio invests substantially all
                                      (at least 80%) of its total assets in securities listed in the S&P 500 Index and typically will hold all 500 stocks
                                      represented in the Index. In general, each stock's
                                      percentage weighting in the Portfolio is based on its
                                      weighting in the Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the
                                      large-capitalization stocks it typically holds may not
                                      perform as well as other types of stocks, such as
                                      small-capitalization stocks.
                                      There is the additional risk that the Portfolio's investment results may fail to match those of the S&P 500.


   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.


   The S&P 500 is an
   unmanaged index
   comprised of 500
   widely held common
   stocks listed on the
   New York Stock
   Exchange, the American
   Stock Exchange and
   NASDAQ.

 [Scales
 Icon]
                                                             EQUITY INDEX
             RISK/RETURN SUMMARY                                PORTFOLIO

                                       32
-

    RETURN HISTORY                           INSTITUTIONAL SHARES
    The bar chart and table on this page     YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and  (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has
    varied from year to year, and the table
    shows how the Portfolio's average
    annual returns for one year and since
    inception compare to those of the S&P
    500 Index. Both the bar chart and table
    assume reinvestment of all dividends
    and distributions. The Portfolio's past
    performance does not necessarily
    indicate how it will perform in the
    future.


[EQUITY INDEX PORTFOLIO BAR GRAPH]
     (Stated in Percentages)

                                                                        EQUITY INDEX PORTFOLIO
                                                                        ----------------------
'1998'                                                                           27.92

                                              Best quarter:  21.04% for the
                                                             quarter ending
                                                             December 31, 1998

                                              Worst quarter: -9.96% for the
                                                             quarter ending
                                                             September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        27.92%                   30.83%
   S&P 500 Index                                               28.60%                   31.31%



   * May 1, 1997 for Institutional Shares; April 30, 1997 for the S&P 500 Index.


                                                             EQUITY INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                       33
-

                                                             EQUITY INDEX

   RISK/RETURN SUMMARY                                          PORTFOLIO


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                 SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Equity Index
    Portfolio.

                                                  Management Fees                                      .30%
                                                  Distribution (12b-1) Fees                            None
                                                  Other Expenses                                       .73%(1)
                                                  Total Annual Portfolio Operating Expenses           1.03%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at certain levels.
                                         OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .55% AND .85%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                                               EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $105   $328    $569    $1,259



   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


                                       34
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in common stocks. The
                                      Adviser selects stocks based on a number of factors related to historical and projected earnings and the price/earnings relationship as well as company growth and asset value,
                                      consistency of earnings growth and earnings quality.

                                      Stocks purchased for the Portfolio generally will be listed on a national stock exchange or will be unlisted securities with an established over-the-counter market. These stocks
                                      tend to pay dividends, so many of the Portfolio's
                                      investments may produce some income. Nevertheless, income is not the primary factor in the stock selection process.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER

   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.

 [Scales
 Icon]
                                                          GROWTH & INCOME
             RISK/RETURN SUMMARY                         EQUITY PORTFOLIO

                                       35
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year, and the table
   shows how the Portfolio's
   average annual returns for
   one year, five years, ten
   years and since inception
   compare to those of a
   broad-based market index.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX

   THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held common
   stocks listed on the New
   York Stock Exchange, the
   American Stock Exchange
   and NASDAQ.



                                           INSTITUTIONAL SHARES**

                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    (STATED IN PERCENTAGES)
                                     [GROWTH & INCOME EQUITY PORTFOLIO]
                                                BAR GRAPH


                                                                   GROWTH & INCOME EQUITY PORTFOLIO
                                                                   --------------------------------
'1989'                                                                           26.81
'90'                                                                             -1.42
'91'                                                                             26.66
'92'                                                                             10.61
'93'                                                                              9.61
'94'                                                                             -0.44
'95'                                                                             33.98
'96'                                                                             19.04
'97'                                                                             27.22
'98'                                                                             12.74


                                                  Best quarter:  18.11% for the quarter ending
                                                                   December 31, 1998
                                                  Worst quarter: -14.41% for the quarter ending
                                                                   September 30, 1998



                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for periods ended December
                                                     31, 1998


                                                                                                   SINCE
                                                            1 YEAR      5 YEARS      10 YEARS    INCEPTION*
   Institutional Shares**                                   12.74%       17.89%       15.89%       15.59%
   S&P 500 Index                                            28.60%       21.73%       19.19%       18.93%



    * June 2, 1988 for Investor A Shares; May 31, 1988 for the S&P 500 Index.


   ** Institutional Shares of the Portfolio commenced operations on January 3,
      1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.


                                                                GROWTH & INCOME

   RISK/RETURN SUMMARY
                                                                EQUITY PORTFOLIO

                                       36
-

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Growth & Income
    Equity Portfolio.

                                                  Management Fees                                      .55%
                                                  Distribution (12b-1) Fees                            None
                                                  Other Expenses                                       .59%(1)
                                                  Total Annual Portfolio Operating Expenses           1.14%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at certain levels.
                                         OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .49% AND 1.04%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $116   $362    $628    $1,386


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                                          GROWTH & INCOME
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO

                                       37
-

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      growth companies. In selecting securities for the Portfolio, the Adviser evaluates a company's earnings history and the risk and volatility of the company's business. The Adviser also considers other factors, such as product position and the ability to increase market share, but the ability to
                                      increase company earnings is the primary consideration.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in common stocks or other
                                      equity securities, such as preferred stocks, convertible
                                      securities and warrants. Typically, the Portfolio's stocks are those of large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American
                                      Stock Exchange or NASDAQ.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the growth stocks it typically holds may not perform as well as other types of stocks, such as value stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   GROWTH STOCKS offer
   strong revenue and
   earnings potential and
   accompanying capital
   growth, with less
   dividend income than
   value stocks.

   PORTFOLIO MANAGER

   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.

 [Open Hand
 Icon]

            GROWTH EQUITY
            PORTFOLIO
             RISK/RETURN SUMMARY

                                       38
-

   RETURN HISTORY*
   The bar chart and table
   below show the Portfolio's
   annual returns and
   long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year, and the table
   shows how the Portfolio's
   average annual returns for
   one year, five years and
   since inception compare to
   those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of dividends
   and distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE S&P 500 INDEX is an
   unmanaged
   index comprised of 500
   widely held
   common stocks listed on the
   New York Stock Exchange,
   the
   American Stock Exchange
   and NASDAQ.
                                                            GROWTH EQUITY
   RISK/RETURN SUMMARY                                          PORTFOLIO


                                           INSTITUTIONAL SHARES***

                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [GROWTH EQUITY PORTFOLIO BAR GRAPH]

                                                                        GROWTH EQUITY PORTFOLIO
                                                                        -----------------------
1994                                                                           -2.06%
95                                                                             44.17%
96                                                                             17.49%
97                                                                             26.95%
98                                                                             29.46%

                                                  Best quarter:  25.09% for the quarter ending
                                                                 December 31, 1998
                                                  Worst quarter: -11.85% for the quarter ending
                                                                 September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                SINCE
                                                       1 YEAR              5 YEARS           INCEPTION**
   Institutional Shares***                             29.46%              22.21%              18.24%
   S&P 500 Index                                       28.60%              21.73%              21.60%



    * The Portfolio commenced operations on January 4, 1993 as the Arrow Equity Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds. On November 21, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares.


    ** January 4, 1993 for Institutional Shares***; December 31, 1992 for the S&P 500 Index.


   *** Institutional Shares of the Portfolio commenced operations on December 2,
       1997. Total returns for the period November 21, 1997 to December 2, 1997 reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares. Total returns for periods prior to November 21, 1997 reflect the performance of the Predecessor Portfolio.


                                       39
-

                                                            GROWTH EQUITY
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                             FEES AND EXPENSES


                                                    ANNUAL PORTFOLIO OPERATING EXPENSES
                                                    (EXPENSES THAT ARE DEDUCTED FROM             INSTITUTIONAL
                                                    THE PORTFOLIO'S ASSETS)                             SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Growth Equity
    Portfolio.

                                                    Management Fees                               .75%
                                                    Distribution (12b-1) Fees                     None
                                                    Other Expenses                                .69%(1)
                                                    Total Annual Portfolio Operating
                                                    Expenses                                     1.44%(1)



                                     (1)Other Expenses and Total Annual
                                        Portfolio Operating Expenses for the
                                        Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at certain levels. OTHER EXPENSES AND TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES, AFTER TAKING THESE FEE WAIVERS AND EXPENSE REIMBURSEMENTS INTO ACCOUNT, ARE EXPECTED TO BE .52% AND 1.27%, RESPECTIVELY, FOR INSTITUTIONAL SHARES. These fee waivers and expense reimbursements may be revised or cancelled at any time.


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


                                             EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $147   $456    $787    $1,724


                                       40
-

   PORTFOLIO MANAGER

   Robert J. Anthony,
   Senior Associate at
   MVA, is responsible
   for the day-to-day
   management of the
   Portfolio. He has been
   with MVA for 25 years
   and has managed the
   Portfolio since its
   inception in 1992.

 [Open Hand
 Icon]

            SMALL CAP

            EQUITY PORTFOLIO

             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      Under normal conditions, the Portfolio invests at least 65%
                                      of its total assets in common stocks of small- to
                                      medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which the
                                      Adviser believes have above-average prospects for capital
                                      appreciation. Stocks purchased by the Portfolio may be
                                      listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market.

                                      The Portfolio also may invest a portion of its assets in
                                      larger companies that the Adviser believes offer improved
                                      growth possibilities because of rejuvenated management,
                                      product changes or other developments likely to stimulate
                                      earnings or asset growth. The Portfolio also may invest in stocks the Adviser believes are undervalued or in initial
                                      public offerings (IPOs) of new companies that demonstrate
                                      the potential for price appreciation. The Adviser selects
                                      stocks based on a number of factors, including historical
                                      and projected earnings, asset value, potential for price
                                      appreciation and earnings growth and quality of the products manufactured or services offered.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      Compared to larger-capitalization stocks,
                                      small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses
                                      may not be well-established. In addition, some smaller
                                      companies may have specialized or limited product lines,
                                      markets or financial resources and may be dependent on
                                      one-person management. All of these factors increase risk
                                      and may result in more significant losses than the other
                                      Mercantile Stock Portfolios. In an effort to reduce the
                                      risks inherent in smaller-company stocks, the Portfolio's
                                      holdings are diversified over a number of companies and
                                      industry groups.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                       41
-

   RETURN HISTORY

   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year, and the table
   shows how the Portfolio's
   average annual returns for
   one year, five years and
   since inception compare to
   those of a broad-based
   market index. Both the bar
   chart and the table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE RUSSELL 2000 INDEX is
   an unmanaged index
   comprised of the 2,000
   smallest of the 3,000
   largest U.S. companies
   based on market
   capitalization.


                                           INSTITUTIONAL SHARES**

                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    (STATED IN PERCENTAGES)
                                    [SMALL CAP EQUITY PORTFOLIO BAR GRAPH]

                                                                      SMALL CAP EQUITY PORTFOLIO
                                                                      --------------------------
'1993'                                                                           23.58
'94'                                                                              2.11
'95'                                                                              16.9
'96'                                                                             10.61
'97'                                                                             26.56
'98'                                                                             -8.05


                                                  Best quarter:  18.55% for the quarter ending
                                                                   December 31, 1992
                                                  Worst quarter: -24.69% for the quarter ending
                                                                   September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                SINCE
                                                       1 YEAR              5 YEARS           INCEPTION*
   Institutional Shares**                              (8.05)%              7.91%              11.82%
   Russell 2000 Index                                  (2.55)%             11.87%              13.86%



    * May 6, 1992 for Investor A Shares; April 30, 1992 for the Russell 2000 Index.


   ** Institutional Shares of the Portfolio commenced operations on January 3,
      1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.



                                                                SMALL CAP
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO


                                       42
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
  SMALL CAP

  EQUITY PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                             SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Institutional
    Shares of the Small Cap Equity
    Portfolio.

                                                  Management Fees                                  .75%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .60%(1)
                                                  Total Annual Portfolio Operating Expenses       1.35%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at certain levels.
                                         OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .50% AND 1.25%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $137   $428    $739    $1,624


                                       43
-

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   THE S&P SMALLCAP 600
   INDEX is an unmanaged
   index that tracks the
   performance of 600
   domestic companies
   traded on the New York
   Stock Exchange,
   American Stock
   Exchange and NASDAQ.
   The S&P SmallCap 600
   Index is heavily
   weighted with the
   stocks of small
   companies.

   RETURN HISTORY
   The Portfolio does not
   have a long-term
   performance record
   because it has been in
   operation for less
   than one calendar
   year.
 [Open Hand
 Icon]
                                                         SMALL CAP EQUITY

            INDEX PORTFOLIO

             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide
                                      investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. common stocks with smaller stock market
                                      capitalizations, as represented by the S&P SmallCap 600
                                      Index.

                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P SmallCap 600 Index. The Portfolio will invest at
                                      least 80% of its total assets in securities listed in the
                                      S&P SmallCap 600 Index and typically will hold all 600
                                      stocks represented in the Index. Under certain
                                      circumstances, however, the Portfolio may not hold all 600 stocks in the Index because of shareholder activity or
                                      changes in the Index. In general, each stock's percentage
                                      weighting in the Portfolio is based on its weighting in the
                                      S&P SmallCap 600 Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity, and in the composition of the S&P
                                      SmallCap 600 Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      In addition, the Portfolio is subject to the additional risk that the small-capitalization stocks that it holds may not perform as well as other types of stocks. Compared to
                                      larger-capitalization stocks, small-capitalization stocks
                                      tend to carry greater risk and exhibit greater price
                                      volatility because their businesses may not be
                                      well-established. In addition, some smaller companies may
                                      have specialized or limited product lines, markets or
                                      financial resources and may be dependent on one-person
                                      management. All of these factors increase risk and may
                                      result in more significant losses than the other Mercantile
                                      Stock Portfolios. By typically investing in all 600 stocks in the Index, the Portfolio remains broadly diversified,
                                      which may reduce some of this risk. There is the additional risk that the Portfolio's investment results may fail to
                                      match those of the S&P SmallCap 600 Index.


                                       44
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                         SMALL CAP EQUITY

  INDEX PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold shares of the
    Small Cap Equity Index
    Portfolio.

                                                  Management Fees                                     0.40%

                                                  Distribution (12b-1) Fees                            None

                                                  Other Expenses                                      0.79%(1)

                                                  Total Annual Portfolio Operating Expenses        1.19%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at certain levels.
                                         OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .62% AND 1.02%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $121   $378    $654    $1,443


                                       45
-

   SUB-ADVISER/
   PORTFOLIO MANAGER
   MVA has appointed Clay
   Finlay, Inc. ("Clay
   Finlay" or the
   "Sub-Adviser") as sub-
   adviser to assist in
   the day-to- day
   management of the
   Portfolio. Frances
   Dakers, a principal
   and senior portfolio
   manager of Clay
   Finlay, is responsible
   for the management of
   the Portfolio. Ms.
   Dakers has been with
   Clay Finlay since
   January 1982 and has
   managed the Portfolio
   since it began
   operations in 1994.
 [Open Hand
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                                                     INTERNATIONAL EQUITY

            PORTFOLIO

             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in foreign common stocks,
                                      most of which will be denominated in foreign currencies.
                                      During normal market conditions, the Portfolio will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than
                                      50% of their assets outside the United States. Under normal market conditions, the Portfolio invests in equity
                                      securities from at least three foreign countries. Generally, at least 50% of the Portfolio's total assets will be
                                      invested in securities of companies located either in the
                                      developed countries of Western Europe or in Japan. The
                                      Portfolio also may invest in other developed countries and in countries with emerging markets or economies.

                                      By investing in various foreign stocks, the Portfolio
                                      attempts to achieve broad diversification and to take
                                      advantage of differences between economic trends and the
                                      performance of securities markets in different countries,
                                      regions and geographic areas. In selecting stocks, the Sub-
                                      Adviser uses a screening tool to determine which companies represent the best values relative to their long-term growth prospects and local markets. The Sub-Adviser also uses
                                      fundamental analysis by evaluating balance sheets, market
                                      share and strength of management.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      Investing in foreign companies involves different risks than investing in U.S. companies due to such factors as currency exchange rate volatility, government restrictions, different accounting standards and political instability. The
                                      multinational character of the Portfolio's investments
                                      should reduce the effect that events in any one country or geographic area will have on overall performance. However, negative results from one foreign market may offset gains
                                      from another market or may negatively affect other foreign markets. The risks associated with foreign investments are heightened when investing in emerging markets. The
                                      governments and economies of emerging market countries
                                      feature greater instability than those of more developed
                                      countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
                                      As with U.S. equity markets, foreign markets tend to be
                                      cyclical. There are times when stock prices generally
                                      increase, and other times when they generally decrease.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                       46
-

RETURN HISTORY
The bar chart and table on this
page show the Portfolio's
annual returns and long-term
performance, thereby giving
some indication of the risk of
investing in the Portfolio. The
bar chart shows how the
performance of the Portfolio's
Institutional Shares has varied
from year to year, and the
table shows how the Portfolio's
average annual returns for one
year and since inception
compare to those of a
broad-based market index. Both
the bar chart and table assume
reinvestment of all dividends
and distributions. The
Portfolio's past performance
does not necessarily indicate
how it will perform in the
future.


KNOW YOUR INDEX

THE MORGAN STANLEY CAPITAL

INTERNATIONAL EUROPE,
AUSTRALASIA AND

FAR EAST INDEX, OR EAFE INDEX,
is an
unmanaged index consisting of
companies in Australia, New
Zealand, Europe and the Far
East.
                                                     INTERNATIONAL EQUITY

   RISK/RETURN SUMMARY                                          PORTFOLIO


                                           INSTITUTIONAL SHARES
                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)

1995                                                                            9.21%
96                                                                             10.00%
97                                                                              4.70%
98                                                                             17.39%

                                                  Best quarter:  19.38% for the quarter ending
                                                                   December 31, 1998
                                                  Worst quarter: -17.15% for the quarter ending
                                                                   September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS

                                                     for the periods ending
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        17.39%                    8.58%
   EAFE Index                                                  18.23%                    7.25%



   * April 4, 1994 for Institutional Shares; March 31, 1994 for the EAFE Index.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                     INTERNATIONAL EQUITY

   RISK/RETURN SUMMARY                                          PORTFOLIO


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                             SHARES

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Institutional Shares of the International Equity
    Portfolio.

                                                  Management Fees                                  1.00%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                    .75%(1)
                                                  Total Annual Portfolio Operating Expenses        1.75%(1)



                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at certain levels.
                                         OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .58% AND 1.58%
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                             EXAMPLE



                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $178   $551    $949    $2,062


                                       48
-

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.



   SECURITIES LENDING



   To obtain interest income, each Portfolio may lend its securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


   TEMPORARY DEFENSIVE POSITIONS


   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). In addition, each of the Taxable Bond and Stock Portfolios may hold money market instruments, including short-term debt securities issued or guaranteed by the U.S. Government or its agencies, and the International Equity Portfolio may hold debt obligations of U.S. companies having their principal business activities in the U.S. This strategy could prevent a Portfolio from achieving its investment objective and, if utilized by a Stock Portfolio, could reduce the Portfolio's return and affect its performance during a market upswing.


   OTHER TYPES OF INVESTMENTS


   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.


   YEAR 2000 RISKS


   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.


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             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

                                       49
-

   BUSINESS DAYS DEFINED
   A business day is any
   day that both the New
   York Stock Exchange
   and the Federal
   Reserve Bank of St.
   Louis are open for
   business. Currently,
   the Fund observes the
   following holidays:
   New Year's Day, Martin
   Luther King Jr. Day,
   Presidents' Day, Good
   Friday, Memorial Day
   (observed),
   Independence Day
   (observed), Labor Day,
   Columbus Day,
   Veterans' Day,
   Thanksgiving and
   Christmas.
 [Open Hand
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             YOUR ACCOUNT                      EXPLANATION OF SALES PRICE




                                      Institutional Shares of the Portfolios are sold at their net asset value (NAV). The NAV for each class of shares of a
                                      Money Market Portfolio is determined as of 12:00 noon
                                      (Eastern time) and as of the close of regular trading on the
                                      New York Stock Exchange (currently 4:00 p.m., Eastern time)
                                      on every business day. The NAV for each class of shares of a
                                      Taxable Bond or Stock Portfolio is determined as of the
                                      close of regular trading on the New York Stock Exchange
                                      (currently 4:00 p.m., Eastern time) on every business day.
                                      The NAV for a class of shares is determined by adding the
                                      value of a Portfolio's investments, cash and other assets
                                      attributable to a particular share class, subtracting the
                                      Portfolio's liabilities attributable that class and then
                                      dividing the result by the total number of shares in the
                                      class that are outstanding.
                                      - The investments of each of the Money Market Portfolios are valued at amortized cost, which is approximately equal to
                                        market value.
                                      - The investments of each of the Taxable Bond and Stock
                                      Portfolios are valued according to market value. When a
                                        market quote is not readily available, the security's
                                        value is based on "fair value" as determined by MVA (or
                                        Clay Finlay, with respect to the International Equity
                                        Portfolio) under the supervision of the Fund's Board of
                                        Directors. Foreign securities acquired by the
                                        International Equity Fund may be valued in foreign markets on days when the Portfolio's NAV is not calculated. In
                                        such cases, the NAV of the Portfolio's shares may be
                                        significantly affected on days when investors cannot buy
                                        and sell Portfolio shares.
                                      - A properly placed purchase order that is delivered to the
                                      Fund by 12:00 noon (Eastern time) on any business day with respect to the Treasury Money Market Portfolio or by 3:00
                                        p.m. (Eastern time) on any business day with respect to
                                        the Money Market Portfolio receives the share price next
                                        determined if the Fund receives payment in federal funds
                                        or other immediately available funds by 4:00 p.m. (Eastern time) that day. If payment is not received by that time,
                                        the order will be cancelled. A properly placed purchase
                                        order that is delivered to the Fund after 12:00 noon
                                        (Eastern time) with respect to the Treasury Money Market
                                        Portfolio or after 3:00 p.m. (Eastern time) with respect
                                        to the Money Market Portfolio will be placed the following business day.
                                      - A properly placed purchase order for one of the Taxable
                                      Bond or Stock Portfolios that is delivered to the Fund
                                        before 4:00 p.m. (Eastern time) on any business day
                                        receives the share price determined as of 4:00 p.m. that
                                        day. If the order is received after 4:00 p.m., it will
                                        receive the price determined on the next business day.
                                        Your financial institution must forward your payment to
                                        the Fund no later than 4:00 p.m. the next business day
                                        after placing the order, or the order will be cancelled.


                                       50
-

   Institutional Shares of the Portfolios are sold to financial institutions, such as banks, trust companies and thrift institutions, that are purchasing shares on behalf of discretionary and non-discretionary accounts for which they do not receive account level asset-based management fees.


   If you are purchasing Institutional Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-452-2724.


   The Fund does not have any minimum investment requirement for Institutional Shares, but your financial institution may do so. They may also charge transaction fees and require you to maintain a minimum account balance.


   YOUR ACCOUNT                                         HOW TO BUY SHARES


                                       51
-

   Orders to sell or "redeem" Institutional Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's distributor and for crediting your account with the proceeds. The Fund does not currently charge for wiring the proceeds, but your financial institution may do so.


   If the shares being sold are represented by share certificates, then the order to sell must be made in writing and mailed to: Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. The
   order must be accompanied by the share certificates, properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.


   The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Fund for more information on signature guarantees.


   Institutional Shares will be sold at the NAV next determined after the Fund accepts an order. If the order to sell is received and accepted by the Fund before 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio or before 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, the proceeds are sent electronically the same day to the financial institution that placed the order. If the order to sell is received and accepted by the Fund after 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio or after 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, or on a non-business day, the proceeds normally are sent electronically to the financial institution on the next business day.

   Proceeds from redemptions from the Taxable Bond and Stock Portfolios ordinarily are sent electronically to your financial institution the next business day as long as the Fund receives your order by 4:00 p.m. (Eastern time) on a business day.

   YOUR ACCOUNT                                        HOW TO SELL SHARES

                                       52
-

   HOW TO EXCHANGE SHARES

   The exchange privilege enables shareholders to exchange Institutional Shares of one Portfolio for Institutional Shares of another Portfolio. Contact your financial institution or the Fund's distributor for additional information on the exchange privilege. The exchange privilege may be exercised only in those states where Institutional Shares of the Portfolio being acquired may be legally sold.


   ADMINISTRATIVE SERVICES FEES

   Institutional Shares of the Portfolios pay administrative services fees at an annual rate of up to 0.25% of each Money Market Portfolio's and up to 0.30% of each Taxable Bond and Stock Portfolio's Institutional Share assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Institutional Shares.


   GENERAL TRANSACTION POLICIES


   The Fund reserves the right to:
     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Redeem all shares in an account if the balance falls below $500. If, within 60 days of the Fund's written request, the account balance has not been increased, a shareholder may be required to redeem all shares. The Fund will not require a shareholder to redeem shares if the value of the account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash.

   Shareholders may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify the shareholder's identity. Shareholders who experience difficulty getting through to the Fund by telephone because of unusual market conditions should consider selling or exchanging their shares by mail.

   YOUR ACCOUNT

                                       53
-

   DIVIDENDS AND DISTRIBUTIONS

    [-] MONEY MARKET PORTFOLIOS

        Each Money Market Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

    [-] TAXABLE BOND PORTFOLIOS

        Each Taxable Bond Portfolio declares dividends from net investment income daily and pays them monthly. Capital gains, if any, are distributed at least once a year. It's expected that each Portfolio's annual distribution will be primarily income dividends.

    [-] STOCK PORTFOLIOS


        The Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios declare and pay dividends from net investment income monthly. The Small Cap Equity, Small Cap Equity Index and International Equity Portfolios declare and pay dividends from net investment income quarterly. Capital gains, if any, for all of the Portfolios are distributed at least once a year. It's expected that each Portfolio's annual distributions will normally -- but not always -- consist primarily of capital gains and not ordinary income.


    [-] ALL PORTFOLIOS

        Dividends on each share class of a Portfolio are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class.

        All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you or your financial institution instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

 [Line Graph Icon]
             DISTRIBUTIONS AND TAXES

                                       54
-

   You will be advised at
   least annually
   regarding the federal
   income tax treatment
   of dividends and
   distributions made to
   you. You should save
   your account
   statements because
   they contain
   information you will
   need to calculate your
   capital gains or
   losses upon your
   ultimate sale or
   exchange of shares in
   the Portfolios.

   DISTRIBUTIONS AND TAXES

                            TAXATION

                            As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

                            The Portfolios' distributions generally will be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of time each Portfolio held the relevant assets). You will be subject to income tax on these distributions whether they are paid in cash or reinvested in additional shares.

                            If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

                            You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent that any capital gains distributions were received on the shares.

                            Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

                            The International Equity Portfolio is expected to be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Equity Portfolio may make an election to treat a proportionate amount of such taxes as a distribution to each shareholder. This would allow each shareholder to either (1) credit such proportionate amount of taxes against U.S. federal income tax liability; or (2) take such amount as an itemized deduction.

                            The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the state or local level. Please consult your tax adviser as to the status of distributions by the Portfolio in your state.


                            For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax consequences and the applicability of any foreign taxes or U.S. withholding taxes with respect to your specific situation.


                                       55
-

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:


                                                     INVESTMENT ADVISORY FEES
                      PORTFOLIO                        AS A % OF NET ASSETS
                                                  ------------------------------
     Treasury Money Market Portfolio                            .35%
                                                  ------------------------------
     Money Market Portfolio                                     .35%
                                                  ------------------------------
     U.S. Government Securities Portfolio                       .45%
                                                  ------------------------------
     Intermediate Corporate Bond Portfolio                      .35%
                                                  ------------------------------
     Bond Index Portfolio                                       .24%
                                                  ------------------------------
     Government & Corporate Bond Portfolio                      .45%
                                                  ------------------------------
     Balanced Portfolio                                         .75%
                                                  ------------------------------
     Equity Income Portfolio                                    .62%
                                                  ------------------------------
     Equity Index Portfolio                                     .23%
                                                  ------------------------------
     Growth & Income Equity Portfolio                           .55%
                                                  ------------------------------
     Growth Equity Portfolio                                    .75%
                                                  ------------------------------
     Small Cap Equity Portfolio                                 .75%
                                                  ------------------------------
     Small Cap Equity Index Portfolio*                          .40%
                                                  ------------------------------
     International Equity Portfolio                            1.00%


    * The Portfolio commenced operations on December 30, 1998 and the fee shown is that which currently is in effect.

   THE SUB-ADVISER

   Clay Finlay, Inc., an experienced international investment manager, serves as sub-adviser to the International Equity Portfolio and is responsible for the management of the Portfolio's assets. Clay Finlay manages the Portfolio under the guidance and direction of MVA and according to its sub-advisory agreement with MVA. For its services, Clay Finlay receives from MVA a monthly fee based on a percentage of the Portfolio's average daily net assets.

   Founded in 1982, Clay Finlay is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.

 [Open Book
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             MANAGEMENT OF THE FUND

                                       56
-

   INTRODUCTION





   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Institutional Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Institutional Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI. The Small Cap Equity Index Portfolio did not conduct investment operations during the periods covered by the tables.


 [Open Hand
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             FINANCIAL HIGHLIGHTS

                                       57
-

                                                         INSTITUTIONAL SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                            YEAR ENDED NOVEMBER 30,     JANUARY 26, 1995 TO
                                           1998      1997      1996     NOVEMBER 30, 1995(a)
   NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00   $  1.00   $  1.00         $  1.00
   -----------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                  0.043     0.044     0.044           0.042
   -----------------------------------------------------------------------------------------
       Total from Investment Activities     0.043     0.044     0.044           0.042
   -----------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                 (0.043)   (0.044)   (0.044)         (0.042)
   -----------------------------------------------------------------------------------------
       Total Distributions                 (0.043)   (0.044)   (0.044)         (0.042)
   -----------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $  1.00   $  1.00   $  1.00         $  1.00
   -----------------------------------------------------------------------------------------
       Total Return                          4.40%     4.53%     4.46%           4.94%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $   236   $   233   $   299         $    28
     Ratio of expenses to average net
       assets                                0.81%     0.77%     0.79%           0.92%(c)
     Ratio of net investment income to
       average net assets                    4.30%     4.44%     4.39%           5.76%(c)
     Ratio of expenses to average net
       assets*                               0.96%     0.92%     0.94%           1.07%(c)



      * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


     (a) Period from commencement of operations.


    (b) Represents the total return for Investor A Shares from December 1, 1994 to January 25, 1995 plus the total return for Institutional Shares from January 26, 1995 to November 30, 1995.


     (c) Annualized.

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO

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


                                                           INSTITUTIONAL SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                  0.048      0.048      0.047      0.052      0.033
    -------------------------------------------------------------------------------------------
        Total from Investment Activities     0.048      0.048      0.047      0.052      0.033
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.048)    (0.048)    (0.047)    (0.052)    (0.033)
    -------------------------------------------------------------------------------------------
        Total Distributions                 (0.048)    (0.048)    (0.047)    (0.052)    (0.033)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
    -------------------------------------------------------------------------------------------
        Total Return                          4.95%      4.93%      4.81%      5.33%      3.34%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $28,536    $22,022    $15,921    $13,340    $10,295
      Ratio of expenses to average net
        assets                                0.78%      0.77%      0.78%      0.77%      0.78%
      Ratio of net investment income to
        average net assets                    4.84%      4.83%      4.70%      5.20%      3.48%
      Ratio of expenses to average net
        assets*                               0.93%      0.92%      0.93%      0.92%      0.95%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.


   FINANCIAL HIGHLIGHTS                            MONEY MARKET PORTFOLIO

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


                                                           INSTITUTIONAL SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                          YEAR ENDED NOVEMBER 30,
                                             1998       1997        1996       1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD    $10.58     $ 10.64     $10.82     $10.02     $11.02
    --------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.57        0.56       0.62       0.63       0.61
      Net realized and unrealized gains
        (losses) from investments             0.12       (0.04)     (0.15)      0.80      (1.00)
    --------------------------------------------------------------------------------------------
        Total from Investment Activities      0.69        0.52       0.47       1.43      (0.39)
    --------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.57)      (0.58)     (0.62)     (0.63)     (0.61)
      In excess of net realized gains           --          --      (0.03)        --      (0.18)
    --------------------------------------------------------------------------------------------
        Total Distributions                  (0.57)      (0.58)     (0.65)     (0.63)     (0.79)
    --------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $10.70     $ 10.58     $10.64     $10.82     $10.02
    --------------------------------------------------------------------------------------------
        Total Return                          6.67%       5.10%      4.55%     14.69%     (3.46)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)     $6,140     $ 7,049     $2,232     $  667     $   51
      Ratio of expenses to average net
        assets                                0.97%       0.97%      0.96%      0.97%      0.95%
      Ratio of net investment Income to
        average net assets*                   5.34%       5.52%      5.75%      5.91%      6.54%
      Ratio of expenses to average net
        assets*                               1.07%       1.07%      1.06%      1.07%      1.16%
      Portfolio Turnover**                   54.57%     100.33%     53.76%     93.76%     50.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) On June 7, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to June 7, 1994 represent the financial highlights applicable to Investor Shares.


   FINANCIAL HIGHLIGHTS              U.S. GOVERNMENT SECURITIES PORTFOLIO

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


                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 10, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(A)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $10.11                   $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.61                     0.53
      Net realized and unrealized gains from
        investments                                             0.29                     0.11
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        0.90                     0.64
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.61)                   (0.53)
      Net realized gains                                       (0.11)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.72)                   (0.53)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $10.29                   $10.11
    --------------------------------------------------------------------------------------------------
        Total Return                                            9.32%                    6.60%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                       $1,124                   $   27
      Ratio of expenses to average net assets                   1.07%                    0.29%(c)
      Ratio of net investment income to average net
        assets                                                  5.72%                    7.06%(c)
      Ratio of expenses to average net assets*                  1.18%                    1.31%(c)
      Portfolio Turnover**                                      9.65%                   61.98%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS             INTERMEDIATE CORPORATE BOND PORTFOLIO

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


                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 10, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(A)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $10.17                   $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.62                     0.53
      Net realized and unrealized gains from
        investments                                             0.31                     0.17
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        0.93                     0.70
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.62)                   (0.53)
      Net realized gains                                       (0.03)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.65)                   (0.53)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $10.45                   $10.17
    --------------------------------------------------------------------------------------------------
        Total Return                                            9.47%                    7.20%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at the end of period (000)                   $7,034                   $   27
      Ratio of expenses to average net assets                   0.79%                    0.24%(c)
      Ratio of net investment income to average net
        assets                                                  5.77%                    7.09%(c)
      Ratio of expenses to average net assets*                  0.91%                    0.95%(c)
      Portfolio Turnover**                                     33.37%                   46.16%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                              BOND INDEX PORTFOLIO

                                       62
-

                                                          INSTITUTIONAL SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996      1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 10.37    $ 10.34    $ 10.53    $ 9.64    $10.65
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.57       0.56       0.64      0.61      0.60
      Net realized and unrealized gains
        (losses) from Investments             0.37       0.03      (0.19)     0.89     (0.94)
    -----------------------------------------------------------------------------------------
        Total from Investment Activities      0.94       0.59       0.45      1.50     (0.34)
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.57)     (0.56)     (0.64)    (0.61)    (0.60)
      In excess of net realized gains           --         --         --        --     (0.07)
    -----------------------------------------------------------------------------------------
        Total Distributions                  (0.57)     (0.56)     (0.64)    (0.61)    (0.67)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 10.74    $ 10.37    $ 10.34    $10.53    $ 9.64
    -----------------------------------------------------------------------------------------
        Total Return                          9.30%      6.00%      4.51%    15.98%    (3.32)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $20,835    $16,954    $14,875    $9,413    $5,965
      Ratio of expenses to average net
        assets                                0.96%      0.95%      0.95%     0.95%     0.96%
      Ratio of net investment income to
        average net assets                    5.41%      5.55%      6.06%     6.01%     6.03%
      Ratio of expenses to average net
        assets*                               1.06%      1.05%      1.05%     1.05%     1.07%
      Portfolio Turnover**                   91.14%    140.72%    149.20%    59.32%    50.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS             GOVERNMENT & CORPORATE BOND PORTFOLIO

                                       63
-

                                                           INSTITUTIONAL SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 13.23    $ 12.54    $ 11.62    $  9.60    $ 10.22
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.28       0.31       0.32       0.31       0.28
      Net realized and unrealized gains
        (losses) from investments             0.83       1.49       1.34       2.02      (0.48)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities      1.11       1.80       1.66       2.33      (0.20)
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.28)     (0.37)     (0.32)     (0.31)     (0.29)
      In excess of net investment income        --      (0.03)        --         --         --
      Net realized gains                     (1.47)     (0.71)     (0.42)        --         --
      In excess of net realized gains           --         --         --         --      (0.13)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (1.75)     (1.11)     (0.74)     (0.31)     (0.42)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 12.59    $ 13.23    $ 12.54    $ 11.62    $  9.60
    -------------------------------------------------------------------------------------------
        Total Return                          9.38%     15.52%     15.08%     24.67%     (2.00)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $70,962    $61,655    $54,731    $36,827    $22,723
      Ratio of expenses to average net
        assets                                1.26%      1.27%      1.27%      1.27%      1.27%
      Ratio of net investment income to
        average net assets                    2.23%      2.56%      2.78%      2.97%      2.77%
      Ratio of expenses to average net
        assets*                               1.36%      1.37%      1.37%      1.37%      1.40%
      Portfolio Turnover**                   47.79%     43.60%     85.16%     58.16%     49.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.


   FINANCIAL HIGHLIGHTS                                BALANCED PORTFOLIO

                                       64
-

                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED             MARCH 7, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(A)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $11.56                   $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.18                     0.19
      Net realized and unrealized gains from
        investments                                             0.98                     1.56
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        0.16                     1.75
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.19)                   (0.19)
      Net realized gains                                       (2.29)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (2.48)                   (0.19)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $10.24                   $11.56
    --------------------------------------------------------------------------------------------------
        Total Return                                           11.82%                   17.64%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                       $   35                   $    1
      Ratio of expenses to average net assets                   1.23%                    0.37%(c)
      Ratio of net investment income to average net
        assets                                                  1.40%                    2.34%(c)
      Ratio of expenses to average net assets*                  1.32%                    1.60%(c)
      Portfolio Turnover**                                     98.32%                   48.33%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                           EQUITY INCOME PORTFOLIO

                                       65
-

                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED              MAY 1, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.94                   $ 10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.10                      0.10
      Net realized and unrealized gains from
        investments                                             2.63                      1.94
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        2.73                      2.04
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.11)                    (0.10)
      Net realized gains                                       (0.02)                       --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.13)                    (0.10)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 14.54                   $ 11.94
    --------------------------------------------------------------------------------------------------
        Total Return                                           23.01%                    20.40%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                      $10,944                   $     8
      Ratio of expenses to average net assets                   0.91%                     0.46%(c)
      Ratio of net investment income to average net
        assets                                                  0.63%                     1.30%(c)
      Ratio of expenses to average net assets*                  1.03%                     1.19%(c)
      Portfolio Turnover**                                     14.83%                     1.66%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                            EQUITY INDEX PORTFOLIO

                                       66
-

                                                         INSTITUTIONAL SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                       YEAR ENDED NOVEMBER 30,
                                             1998      1997      1996      1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $  21.12   $ 18.67   $ 16.29   $ 12.70   $ 14.74
    ---------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                    0.12      0.12      0.20      0.23      0.20
      Net realized and unrealized gains
        (losses) from investments              1.58      3.95      3.33      3.74     (0.17)
    ---------------------------------------------------------------------------------------
        Total from Investment Activities       1.70      4.07      3.53      3.97      0.03
    ---------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                   (0.11)    (0.13)    (0.20)    (0.24)    (0.21)
      In excess of net investment income      (0.01)    (0.03)    (0.01)       --        --
      Net realized gains                      (3.57)    (1.46)    (0.94)    (0.14)    (0.18)
      In excess of net realized gains            --        --        --        --     (1.68)
    ---------------------------------------------------------------------------------------
        Total Distributions                   (3.69)    (1.62)    (1.15)    (0.38)    (2.07)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  19.13   $ 21.12   $ 18.67   $ 16.29   $ 12.70
    ---------------------------------------------------------------------------------------
        Total Return                           9.36%    23.90%    23.08%    31.88%     0.19%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $107,133   $92,515   $72,950   $40,228   $21,897
      Ratio of expenses to average net
        assets                                 1.04%     1.04%     1.05%     1.05%     1.05%
      Ratio of net investment income to
        average net assets                     0.60%     0.60%     1.19%     1.58%     1.41%
      Ratio of expenses to average net
        assets*                                1.14%     1.14%     1.15%     1.15%     1.16%
      Portfolio Turnover**                    91.23%    57.11%    63.90%    58.50%    65.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS                  GROWTH & INCOME EQUITY PORTFOLIO

                                       67
-

                                                           INSTITUTIONAL SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(A)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 14.98    $ 13.36    $ 13.40    $ 11.96    $ 13.14
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                    (0.07)      (0.04)     (0.01)     (0.01)     (0.03)
      Net realized and unrealized gains
        (losses) from Investments            (1.87)       2.48      1.03       2.36       0.86
    -------------------------------------------------------------------------------------------
        Total from Investment Activities     (1.94)       2.44      1.02       2.35       0.83
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      In excess of net investment income        --         --      (0.01)         --        --
      Net realized gains                     (1.19)      (0.82)     (1.05)     (0.91)     (1.78)
      In excess of net realized gains        (0.03)         --        --         --      (0.23)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (1.22)      (0.82)     (1.06)     (0.91)     (2.01)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 11.82    $ 14.98    $ 13.36    $ 13.40    $ 11.96
    -------------------------------------------------------------------------------------------
        Total Return                        (14.17)%     19.41%     8.39%     21.43%      7.11%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $25,037    $34,395    $30,081    $17,620    $ 5,633
      Ratio of expenses to average net
        assets                                1.25%      1.25%      1.26%      1.26%      1.25%
      Ratio of net investment loss to
        average net assets                   (0.45)%     (0.29)%    (0.13)%    (0.11)%    (0.41)%
      Ratio of expenses to average net
        assets*                               1.35%      1.35%      1.36%      1.36%      1.37%
      Portfolio Turnover**                   69.72%     80.23%     65.85%     83.13%     85.00%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.



   FINANCIAL HIGHLIGHTS                        SMALL CAP EQUITY PORTFOLIO


                                       68
-

                                                             INSTITUTIONAL SHARES
                                               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                YEAR ENDED NOVEMBER 30,          APRIL 4, 1994 TO
                                            1998     1997     1996     1995    NOVEMBER 30, 1994(A)
    NET ASSET VALUE, BEGINNING OF PERIOD   $11.97   $12.03   $10.75   $ 9.90          $10.00
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)             --    (0.03)    0.01     0.01          (0.01)
      Net realized and unrealized gains
        (losses) from Investments and
        foreign currency                     1.78     0.33     1.27     0.86          (0.09)
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities     1.78     0.30     1.28     0.87          (0.10)
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.01)      --       --       --              --
      In excess of net investment income    (0.06)   (0.05)      --       --              --
      Net realized gains                    (0.43)   (0.31)      --    (0.01)             --
      Tax return of capital                    --       --       --    (0.01)             --
    -----------------------------------------------------------------------------------------------
        Total Distributions                 (0.50)   (0.36)      --    (0.02)             --
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $13.25   $11.97   $12.03   $10.75          $ 9.90
    -----------------------------------------------------------------------------------------------
        Total Return                        15.37%    2.59%   11.91%    8.78%          (1.00)%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $8,058   $6,798   $6,059   $2,159          $  197
      Ratio of expenses to average net
        assets                               1.58%    1.59%    1.44%    1.44%           1.70%(c)
      Ratio of net investment income
        (loss) to average net assets         0.01%   (0.21)%   0.16%    0.13%          (0.48)%(c)
      Ratio of expenses to average net
        assets*                              1.75%    1.75%    1.76%    1.75%           2.17%(c)
      Portfolio Turnover**                  88.95%   75.18%   77.63%   62.78%          21.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On April 24, 1994, the Portfolio issued an additional series of Shares which were designated as "Institutional" Shares. The financial highlights presented for the period April 4, 1994 to April 24, 1994 represent the financial highlights applicable to Trust Shares.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                    INTERNATIONAL EQUITY PORTFOLIO

                                       69
-

[Back Cover Page]

Where to find more information

You'll find more information about the Portfolios in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Portfolios are also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-3567

MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

MONEY MARKET PORTFOLIOS

Treasury Money Market Portfolio
Money Market Portfolio
Tax-Exempt Money Market Portfolio

Investor A Shares and Investor B Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                                        CONTENTS





                                        LOGO
                                        LOGO     RISK/RETURN SUMMARY
                                                  3  Overview
                                                  4  Treasury Money Market Portfolio
                                                  7  Money Market Portfolio
                                                 11  Tax-Exempt Money Market Portfolio
                                                 14  Additional Information on Risk



                                        LOGO
                                        LOGO     YOUR ACCOUNT
                                                 15  Distribution Arrangements/Sales Charges
                                                 17  Explanation of Sales Price
                                                 18  How to Buy Shares
                                                 19  How to Sell Shares
                                                 21  Investor Programs
                                                 23  General Transaction Policies



                                        LOGO
                                        LOGO     DISTRIBUTION AND TAXES
                                                 24  Dividends and Distributions
                                                 25  Taxation




                                        LOGO
                                        LOGO   MANAGEMENT OF THE FUND
                                                 26  The Adviser




                                        LOGO
                                        LOGO   FINANCIAL HIGHLIGHTS
                                                 27  Introduction
                                                 28  Treasury Money Market Portfolio
                                                 29  Money Market Portfolio
                                                 30  Tax-Exempt Money Market Portfolio

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             RISK/RETURN SUMMARY                                 OVERVIEW




                                      This prospectus describes the Mercantile Money Market
                                      Portfolios, three investment portfolios offered by
                                      Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                        (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

    WHO MAY WANT TO INVEST IN         The Treasury Money Market Portfolio may be appropriate for
    THE MERCANTILE MONEY MARKET       investors who want a way to earn money market returns from
    PORTFOLIOS?                       U.S. Treasury obligations that are generally exempt from
                                      state and local taxes. The Money Market Portfolio may be
                                      appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns. The
                                      Tax-Exempt Money Market Portfolio may be appropriate for
                                      investors who want a way to earn money market returns that are generally exempt from federal income tax; however, the
                                      Portfolio is NOT an appropriate investment for tax-deferred retirement accounts, such as IRAs, because its return before taxes is generally lower than that of a taxable fund.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                        invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to
                                      lose money by investing in the Portfolios.

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                                                      TREASURY MONEY
             RISK/RETURN SUMMARY                      MARKET PORTFOLIO



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent
                                      with liquidity and security of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies
                                      and instrumentalities that provide income that is generally not subject to state income tax.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.
                                      Although U.S. Government securities, particularly U.S.
                                      Treasury obligations, have historically involved little
                                      risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

    MONEY MARKET INSTRUMENTS are
    short-term obligations
    issued by banks,
    corporations, the U.S.
    Government and state and
    local governments. Money
    market instruments purchased
    by the Portfolios must meet
    strict requirements as to
    investment quality, maturity
    and diversification. The
    Portfolios generally do not
    invest in securities with
    maturities of more than 397
    days and the average
    maturity of all securities
    held by a particular
    Portfolio must be 90 days or
    less. Prior to purchasing a
    money market instrument for
    one of the Portfolios, the
    Adviser must determine that
    the instrument carries very
    little credit risk.

                                                                TREASURY MONEY
                                                               MARKET PORTFOLIO
   RISK/RETURN SUMMARY


    RETURN HISTORY
    The bar chart and table on this page
    show the Portfolio's annual returns and
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Investor A Shares has
    varied from year to year. The table
    shows the Portfolio's average annual
    returns for one year, five years and
    since inception. Both the bar chart and
    table assume reinvestment of all
    dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.



                         INVESTOR A SHARES
                YEAR BY YEAR TOTAL RETURNS
              (AS OF DECEMBER 31 EACH YEAR)


1993                                             2.43%
94                                               3.33%
95                                               4.96%
96                                               4.43%
97                                               4.54%
98                                               4.34%

                                              Best quarter:  1.26% for the
                                                             quarter ending
                                                             June 30, 1995

                                              Worst quarter: 0.58% for the
                                                             quarter ending



                                                             June 30, 1993


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                              SINCE
                                            1 YEAR                  5 YEARS                 INCEPTION*
   Investor A Shares                        4.34%                    4.32%                    3.84%

   * April 20, 1992.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

                                                                 TREASURY MONEY
                                                                MARKET PORTFOLIO
   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                            INVESTOR A SHARES

    The table on the right shows the fees and        Management Fees                                       .40%(1)
    expenses that you pay if you buy and hold        Distribution (12b-1) and Service Fees                 .25%
    Investor A Shares of the Treasury Money          Other Expenses                                        .31%(1)
    Market Portfolio. There are no sales charges     Total Annual Portfolio Operating Expenses             .96%(1)
    when you buy or sell Investor A Shares of the
    Portfolio.








                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Investor A
                                         Shares for the current fiscal year are
                                         expected to be less than the amounts
                                         shown above because certain of the
                                         Portfolio's service providers are
                                         voluntarily waiving a portion of their
                                         fees and/or reimbursing the Portfolio
                                         for certain other expenses. These fee
                                         waivers and/or reimbursements are being
                                         made in order to keep the annual fees
                                         and expenses for the Portfolio's
                                         Investor A Shares at a certain level.
                                         MANAGEMENT FEES, OTHER EXPENSES AND
                                         TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .20%
                                         AND .80%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



                                                               EXAMPLE


                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INVESTOR A SHARES            $98    $306    $531    $1,178

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

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                                                                    MONEY MARKET
                                                                    PORTFOLIO
             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek current
                                      income with liquidity and stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      80%) of its total assets in a broad range of money market
                                      instruments, including commercial paper, notes and bonds
                                      issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and
                                      instrumentalities, and obligations issued by U.S. and
                                      foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                                      The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two
                                      nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or only one such rating if only one
                                      organization has rated the instrument. If the money market instrument is not rated, the Adviser must determine that it is of comparable quality to eligible rated instruments.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with short-term
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

                                                             MONEY MARKET
                                                             PORTFOLIO
   RISK/RETURN SUMMARY


    RETURN HISTORY
    The bar chart and table on this page
    show the Portfolio's annual returns and
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Investor A Shares has
    varied from year to year. The table
    shows the Portfolio's average annual
    returns for one year, five years, ten
    years and since inception. Both the bar
    chart and table assume reinvestment of
    all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.



                                               INVESTOR A SHARES
                                               YEAR-BY-YEAR TOTAL RETURNS
                                               (AS OF DECEMBER 31 EACH YEAR)

                                               1989.........................9.19
                                               1990.........................8.03
                                               1991.........................5.45
                                               1992.........................3.06
                                               1993.........................2.51
                                               1994.........................3.58
                                               1995.........................5.36
                                               1996.........................4.78
                                               1997.........................4.96
                                               1998.........................4.90


                                      The returns for Investor B Shares differed from the returns shown in the bar chart, because the two classes bear different expenses.

                                              Best quarter:  2.36% for the
                                                             quarter ending
                                                             June 30, 1989
                                              Worst quarter: 0.61% for the
                                                             quarter ending
                                                             June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                              SINCE
                                                           1 YEAR          5 YEARS          10 YEARS        INCEPTION*
   Investor A Shares                                        4.90%           4.71%            5.16%            5.37%
   Investor B Shares**
   (with applicable contingent deferred sales charge)     (0.88)%           4.08%            4.93%            3.14%



    * March 24, 1983.


   ** Investor B Shares of the Portfolio commenced operations on January 26,
      1996. Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Shares assets. Had these distribution and service fees been reflected, average earned total returns would have been lower.


   To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

                                                                    MONEY MARKET
                                                                    PORTFOLIO
   RISK/RETURN SUMMARY


   The table on this page
   shows the fees and expenses
   that you pay if
   you buy and hold Investor A
   Shares or Investor B Shares
   of the Money Market
   Portfolio.


                                             FEES AND EXPENSES



                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                        None          None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(1)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .40%(2)       .40%(2)
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .25%         1.00%
                                                  Other Expenses                        .28%(2)       .28%(2)
                                                  Total Annual Portfolio Operating
                                                  Expenses                              .93%(2)      1.68%(2)



                                     (1) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (2) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .19%
                                         AND .79%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES AND .35%, .19% AND 1.54%,
                                         RESPECTIVELY, FOR INVESTOR B SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                                             MONEY MARKET
                                                             PORTFOLIO
RISK/RETURN SUMMARY


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:

                                             EXAMPLE


                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $ 95   $296    $  515   $1,143
                                                  INVESTOR B SHARES             $671   $830    $1,113   $1,788
                                                  If you hold Investor B
                                                  Shares, you would pay the
                                                  following expenses if you
                                                  did not sell your shares:
                                                                                $171   $530    $  913   $1,788

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                                                         TAX-EXEMPT MONEY
                                                         MARKET PORTFOLIO
RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current interest income exempt from federal income tax as is consistent with liquidity and stability of
                                      principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in short-term municipal securities that pay interest which is exempt from federal income tax. Municipal
                                      securities purchased by the Portfolio may include general
                                      obligation securities, revenue securities and private
                                      activity bonds. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue
                                      securities are usually payable only from revenues derived
                                      from specific facilities or revenue sources. Private
                                      activity bonds are usually revenue obligations since they
                                      are typically payable by the private user of the facilities financed by the bonds. The interest on private activity
                                      bonds may be subject to the federal alternative minimum tax.
                                      Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80%
                                      requirement stated above.

                                      The Portfolio will only buy a municipal security if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as
                                      Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or one such rating if only one organization has rated the security. If the security is not rated, the
                                      Adviser must determine that it is of comparable quality to eligible rated securities.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.

                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline. The ability of a state or local
                                      government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax
                                      revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.

                                      The Portfolio is not diversified, which means that it can
                                      invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one
                                      investment held by the Portfolio may affect the overall
                                      value of the Portfolio more than it would affect a
                                      diversified portfolio.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

    WHAT ARE MUNICIPAL
    SECURITIES?
    State and local governments
    issue municipal securities
    to raise money to finance
    public works, to repay
    outstanding obligations, to
    raise funds for general
    operating expenses and to
    make loans to other public
    institutions. Some municipal
    securities, known as private
    activity bonds, are backed
    by private entities and are
    used to finance various
    non-public projects.
    Municipal securities, which
    can be issued as bonds,
    notes or commercial paper,
    usually have fixed interest
    rates, although some have
    interest rates that change
    from time to time.

                                                         TAX-EXEMPT MONEY
                                                         MARKET PORTFOLIO
RISK/RETURN SUMMARY


    RETURN HISTORY()+                                                                        INVESTOR A SHARES
    The bar chart and table on this page                                            YEAR-BY-YEAR TOTAL RETURNS
    show the Portfolio's annual returns and                                      (AS OF DECEMBER 31 EACH YEAR)
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Investor A Shares has                     1989                       6.07%
    varied from year to year. The table                   90                         5.50%
    shows the Portfolio's average annual                  91                         3.73%
    returns for one year, five years, ten                 92                         2.24%
    years and since inception. Both the bar               93                         1.72%
    chart and table assume reinvestment of                94                         2.13%
    all dividends and distributions. The                  95                         3.04%
    Portfolio's past performance does not                 96                         2.77%
    necessarily indicate how it will                      97                         2.89%
    perform in the future.                                98                         2.68%





                                              Best quarter:  1.58% for the
                                                             quarter ending

                                                             June 30, 1989
                                              Worst quarter: 0.39% for the
                                                             quarter ending
                                                             March 31, 1994

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                                                SINCE
                                                         1 YEAR            5 YEARS          10 YEARS         INCEPTION*
   Investor A Shares                                      2.68%             2.70%             3.27%             3.42%


   + The Portfolio commenced operations on July 10, 1986 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares. Total returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.


   * July 10, 1986.

   To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

                                                         TAX-EXEMPT MONEY

                                                         MARKET PORTFOLIO

   RISK/RETURN SUMMARY


                                             FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INVESTOR A
                                                  PORTFOLIO'S ASSETS)                            SHARES

    The table on the right shows the fees
    and expenses that you pay if you              Management Fees                               .40%(1)
    buy and hold Investor A Shares of the         Distribution (12b-1) and Service Fees         .25%
    Tax-Exempt Money Market Portfolio.            Other Expenses                                .19%
    There are no sales charges when you           Total Annual Portfolio Operating Expenses     .84%(1)
    buy or sell Investor A Shares of the
    Portfolio.




   This example will help you        (1) Management Fees and Total Annual
   compare the cost of                   Portfolio Operating Expenses for the
   investing in the Portfolio            Portfolio's Investor A Shares for the
   with the cost of investing            current fiscal year are expected to be
   in other mutual funds. The            less than the amounts shown above
   example assumes that you              because the Advisor is voluntarily
   invest $10,000 for the time           waiving a portion of its advisory fee.
   periods shown, reinvest all           This fee waiver is being made in order
   of your dividends and                 to keep the annual fees and expenses
   distributions, and then               for the Portfolio's Investor A Shares
   sell all of your shares at            at a certain level. MANAGEMENT FEES AND
   the end of those periods.             TOTAL ANNUAL PORTFOLIO OPERATING
   The example also assumes              EXPENSES, AFTER TAKING THIS FEE WAIVER
   that your investment has a            INTO ACCOUNT, ARE EXPECTED TO BE .35%,
   5% return each year and the           AND .79%, RESPECTIVELY, FOR INVESTOR A
   Portfolio's operating                 SHARES. This fee waiver may be revised
   expenses remain the same.             or cancelled at any time.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:



                                             EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INVESTOR A SHARES            $86    $268    $466    $1,037

 logo
 logo
RISK/RETURN SUMMARY                           ADDITIONAL INFORMATION ON RISK


   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.



   SECURITIES LENDING



   To obtain interest income, the Treasury Money Market Portfolio and Money Market Portfolio may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may temporarily hold investments that are not part of its main investment strategy during unfavorable market conditions. These investments may include cash (which will not earn any income) and, in the case of the Tax-Exempt Money Market Portfolio, short-term taxable money market instruments not to exceed 20% of the Portfolio's assets. This strategy could prevent a Portfolio from achieving its investment objective.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS


   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.

 logo
 logo
                                                      DISTRIBUTION ARRANGEMENTS/
                                                      SALES CHARGES
             YOUR ACCOUNT


   SHARE CLASSES


   Each Portfolio offers Investor A Shares. The Money Market Portfolio also offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

     TYPES OF CHARGES                     INVESTOR A SHARES                     INVESTOR B SHARES

     Sales Charge (Load)                  None.                                 A contingent deferred sales charge
                                                                                (CDSC) is assessed on shares
                                                                                redeemed within six years of
                                                                                purchase. Investor B Shares
                                                                                automatically convert to Investor
                                                                                A Shares eight years after
                                                                                purchase.
     Distribution (12b-1) and Service     Subject to annual distribution and    Subject to annual distribution and
     Fees                                 shareholder servicing fees of up      shareholder servicing fees of up
                                          to 0.25% of a Portfolio's average     to 1.00% of a Portfolio's average
                                          daily net assets attributable to      daily net assets attributable to
                                          its Investor A Shares.                its Investor B Shares.

                                               DISTRIBUTION ARRANGEMENTS/
                                               SALES CHARGES
   YOUR ACCOUNT


   CALCULATION OF SALES CHARGES

   INVESTOR B SHARES

    For purposes of calculating the CDSC, all                       NUMBER OF               CDSC AS A % OF
    purchases made during a calendar month are                     YEARS SINCE              DOLLAR AMOUNT
    considered to be made on the first day of that                   PURCHASE           SUBJECT TO THE CHARGE
    month. The CDSC is based on the value of the                    1 or less                    5.0%
    Investor B Shares on the date that they are sold                   1-2                       4.0%
    or the original cost of the shares, whichever is                   2-3                       3.0%
    lower. To keep your CDSC as low as possible each                   3-4                       3.0%
    time you sell shares, the Fund will first sell                     4-5                       2.0%
    any shares in your account that are not subject                    5-6                       1.0%
    to a CDSC. If there are not enough of these, the               more than 6                   None
    Fund will sell the shares that have the lowest
    CDSC.


   No CDSC is assessed on redemptions of Investor B Shares if:


   - The shares were purchased with reinvested dividends or capital gains distributions.

   - The shares were purchased through an exchange of Investor B Shares of another Portfolio.

   - The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

   - The redemption is in connection with the death or disability of the shareholder.

   - You participate in the Automatic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.


   - Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 23).


   - The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

   DISTRIBUTION AND SERVICE FEES

   Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.25% of each Portfolio's Investor A Share assets. Investor B Shares of the Money Market Portfolio pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of the Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share and/or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

   CONVERTING INVESTOR B SHARES TO INVESTOR A SHARES

   Eight years after you buy Investor B Shares of the Money Market Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

   YOUR ACCOUNT                                EXPLANATION OF SALES PRICE


                                      Shares of each class in a Portfolio are sold at their net
                                      asset value (NAV). The NAV for each class of shares of a
                                      Portfolio is determined as of 12:00 noon (Eastern time) and as of the close of regular trading on the New York Stock
                                      Exchange (currently 4:00 p.m., Eastern time) on every
                                      business day. The NAV for a class of shares is determined by adding the value of the Portfolio's investments, cash and
                                      other assets attributable to a particular share class,
                                      subtracting the Portfolio's liabilities attributable to that class and then dividing the result by the total number of
                                      shares in the class that are outstanding.
                                      - Each Portfolio's investments are valued at amortized cost, which is approximately equal to market value.
                                      - If you properly place a purchase order that is delivered to the Fund before 12:00 noon (Eastern time) on any business day with respect to the Treasury Money Market Portfolio
                                        and Tax-Exempt Money Market Portfolio or by 3:00 p.m.
                                        (Eastern time) on any business day with respect to the
                                        Money Market Portfolio, the order receives the share price next determined if the Fund receives payment in federal
                                        funds or other immediately available funds by 4:00 p.m.
                                        (Eastern time) that day. If payment is not received by
                                        that time, your order will be cancelled. If you properly
                                        place a purchase order that is delivered to the Fund after
                                        12:00 noon (Eastern time) with respect to the Treasury
                                        Money Market Portfolio and Tax-Exempt Money Market
                                        Portfolio or after 3:00 p.m. (Eastern time) with respect
                                        to the Money Market Portfolio, the order will be placed
                                        the following business day.

    BUSINESS DAYS DEFINED
    A business day is any day
    that both the New York Stock
    Exchange and the Federal
    Reserve Bank of St. Louis
    are open for business.
    Currently, the Fund observes
    the following holidays: New
    Year's Day, Martin Luther
    King Jr. Day, Presidents'
    Day, Good Friday, Memorial
    Day (observed), Independence
    Day (observed), Labor Day,
    Columbus Day, Veterans' Day,
    Thanksgiving and Christmas.

YOUR ACCOUNT                                               HOW TO BUY SHARES


                                                                                      TO OPEN          TO ADD TO
                                                           MINIMUM INVESTMENTS      YOUR ACCOUNT     YOUR ACCOUNT
                                                        Regular accounts               $1,000            $100
                                                        -----------------------------------------------------------
                                                        Sweep program
                                                        through your
                                                        financial institution            None            None
                                                        -----------------------------------------------------------
                                                        Wrap fee program
                                                        through your
                                                        financial institution            None            None
                                                        -----------------------------------------------------------
                                                        Payroll Deduction
                                                        Program*                         None             $25
                                                        -----------------------------------------------------------
                                                        Automatic Exchange                          $1,000 minimum
                                                        Program*                       $5,000       account balance
                                                        -----------------------------------------------------------
                                                        Automatic
                                                        Investment Program*               $50             $50


                                         * See Investor Programs below.

Investing in the Mercantile Money
Market Portfolios is quick and
convenient. You can purchase
Investor A Shares in any of the
following ways:


 - THROUGH A BROKER-DEALER
   ORGANIZATION. You can purchase
   shares through any broker-dealer
   organization that has a sales
   agreement with the Fund's
   distributor. The broker-dealer
   organization is responsible for
   sending your purchase order to
   the Fund.


 - THROUGH A FINANCIAL
   ORGANIZATION. You can purchase
   shares through any financial
   organization that has entered
   into a servicing agreement with
   the Fund. The financial
   organization is responsible for
   sending your purchase order to
   the Fund.


 - DIRECTLY FROM THE FUND BY MAIL. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
   Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.

Investor B Shares of the Money Market Portfolio are available for purchase only by those investors participating in the Mercantile Asset Adviser Program. Otherwise, Investor B Shares of the Money Market Portfolio are available only to holders of Investor B Shares of another of the Fund's portfolios who wish to exchange such shares for Investor B Shares of the Money Market Portfolio.
For further information on the Mercantile Asset Adviser Program, contact your Broker-dealer or other financial organization or call the Fund at 1-800-452-2724. See "Investor Programs" below for more information on the Fund's exchange privilege.
In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

   YOUR ACCOUNT                                        HOW TO SELL SHARES


   SELLING RECENTLY
   PURCHASED SHARES
   If you attempt to
   sell shares you
   recently purchased
   with a personal
   check, the Fund may
   delay processing
   your request until
   it collects payment
   for those shares.
   This process may
   take up to 15 days,
   so if you plan to
   sell shares shortly
   after purchasing
   them, you may want
   to consider
   purchasing shares
   with a certified
   or bank check or
   via electronic
   transfer to avoid
   delays.


                                 You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming"
                                 your shares. You can redeem your shares in the following
                                 ways:
                                 - THROUGH A BROKER-DEALER OR OTHER FINANCIAL
                                   ORGANIZATION. If you purchased your shares through a
                                   broker-dealer or other financial organization, your
                                   redemption order should be placed through the same
                                   organization. The organization is responsible for sending
                                   your redemption order to the Fund on a timely basis.
                                 - BY MAIL. Send your written redemption request to:
                                   Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram
                                   001/128/41-6, St. Louis, Missouri 63178. Your request must include the name of the Portfolio, the number of shares or the dollar amount you want to sell, your account number,
                                   your social security or tax identification number and the
                                   signature of each registered owner of the account. Your
                                   request also must be accompanied by any share certificates that are properly endorsed for transfer. Additional
                                   documents may be required for certain types of
                                   shareholders, such as corporations, partnerships,
                                   executors, trustees, administrators or guardians.
                                   The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the
                                   shareholder of record and the redemption is either mailed
                                   to the shareholder's address of record or electronically
                                   transferred to the account designated on the original
                                   account application. A signature guarantee helps prevent
                                   fraud, and you may obtain one from most banks and
                                   broker-dealers. Contact your broker-dealer or other
                                   financial organization or the Fund for more information on signature guarantees.
                                 - BY TELEPHONE. You may redeem your shares by telephone if you have selected that option on your account application.
                                   Call the Fund at 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred
                                   electronically to the bank account designated on your
                                   account application. If you have not previously selected
                                   the telephone privilege, you may add this feature by
                                   providing written instructions to the Fund's transfer
                                   agent. If you have difficulty getting through to the Fund
                                   because of unusual market conditions, consider selling
                                   your shares by mail.

   YOUR ACCOUNT                                        HOW TO SELL SHARES


   You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund accepts your order. The proceeds of the sale of Investor B Shares of the Money Market Portfolio will be reduced by the applicable CDSC. If your order to sell is received and accepted by the Fund before 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, your proceeds normally will be sent electronically the same day or mailed by check the next business day. If your order to sell is received and accepted by the Fund after 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, or on a non-business day, your proceeds will normally be sent electronically the next business day (or mailed by check the second business day thereafter). If your account holds both Investor A Shares and Investor B Shares, be sure to specify which shares you are selling. Otherwise, Investor A Shares will be sold first.

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

   It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

   AUTOMATIC INVESTMENT PROGRAM


   You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Automatic Investment Program
   (AIP). Under the AIP, you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the 5th or 20th day (or the next business day after the 5th or 20th) of each month at the net asset value next determined on the day the order is effected. To take advantage of the AIP, complete the AIP authorization form included with your account application or contact your broker-dealer or other financial organization.


   EXCHANGES


   The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of the Money Market Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.


   Unless you qualify for a waiver, you will have to pay a sales charge when you exchange Investor A Shares of a Portfolio for Investor A Shares of another Portfolio that imposes a sales charge on purchases.


   You may exchange Investor B Shares of the Money Market Portfolio without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.


   AUTOMATIC EXCHANGE PROGRAM

   This program lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class.

   To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to the Automatic Exchange Program or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

   AUTOMATIC WITHDRAWAL PLAN


   If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Automatic Withdrawal Plan (AWP). With the AWP, you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the 5th or 20th day of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares of the Money Market Portfolio made through the AWP that don't annually exceed 12% of your account's value.


   To participate in the AWP, complete the AWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the AWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

   CHECKWRITING PRIVILEGE

   You can sign up for the Fund's checkwriting privilege by completing the signature card that accompanies the account application or by calling your broker-dealer or other financial organization to obtain a signature card. You may write up to six checks per month in an amount per check of $250 or more. The Fund may charge a fee for use of the checkwriting privilege. Please note that you can't write a check to close your account.

   PAYROLL DEDUCTION PROGRAM

   You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

   YOUR ACCOUNT                              GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:


     - Vary or waive any minimum investment requirement.


     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Change or cancel the procedures for selling or exchanging shares by telephone at any time.

     - Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the Automatic Exchange, Automatic Investment and Automatic Withdrawal programs at any time.

     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.
     - Modify or terminate the checkwriting privilege after 30 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

   If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.


   Also, your broker-dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.

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             DISTRIBUTIONS AND TAXES


   DIVIDENDS AND DISTRIBUTIONS


   Each Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually.

   Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

   All of your dividends and capital gains distributions, with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

   DISTRIBUTIONS AND TAXES


                                      TAXATION
                                      As with any investment, you should consider the tax
                                      implications of an investment in the Portfolios. The
                                      following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and
                                      their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with
                                      specific reference to your own tax situation.
                                      X TREASURY MONEY MARKET AND MONEY MARKET PORTFOLIOS
                                       Dividends you receive from these Portfolios, whether paid
                                       in cash or reinvested in additional shares, are generally
                                       considered taxable. Dividends from these Portfolios'
                                       long-term capital gains are taxable as capital gains.
                                       Dividends from other sources are generally taxable as
                                       ordinary income. It is anticipated that substantially all
                                       of the dividends from the Portfolios will be taxable as
                                       ordinary income and not capital gains.
                                      X TAX-EXEMPT MONEY MARKET PORTFOLIO
                                       The Portfolio intends to meet certain federal tax
                                       requirements so that distributions of the tax-exempt
                                       interest it earns may be treated as "exempt-interest
                                       dividends." However, any portion of exempt-interest
                                       dividends attributable to interest on private activity
                                       bonds may increase certain shareholders' alternative
                                       minimum tax. Dividends from the Portfolio's short-term and long-term capital gains are taxable.
                                      X STATE AND LOCAL TAXES
                                       Dividends paid by a Portfolio may be taxable to investors
                                       under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations which, if realized directly, would be exempt from such taxes.
                                       The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the
                                       state or local level. Please consult with a tax adviser as to the status of distributions by the Portfolio in your
                                       state.
                                      For more information regarding the taxation of the
                                      Portfolios, consult the SAI under the heading "Additional
                                      Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax
                                      consequences with respect to your specific situation.

    You will be advised at least
    annually regarding the
    federal income tax treatment
    of dividends and
    distributions made to you.
    You should save your account
    statements because they
    contain information you will
    need to calculate your
    capital gains or losses upon
    your ultimate sale or
    exchange of shares in the
    Portfolios.

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             MANAGEMENT OF THE FUND

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:

                                             INVESTMENT ADVISORY FEES
                  PORTFOLIO                    AS A % OF NET ASSETS
                                          ------------------------------
     Treasury Money Market Portfolio                    .35%
                                          ------------------------------
     Money Market Portfolio                             .35%
                                          ------------------------------
     Tax-Exempt Money Market Portfolio                  .35%
    ---------------------------------------------------------------------

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             FINANCIAL HIGHLIGHTS


   INTRODUCTION





   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO



                                                          INVESTOR A SHARES
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                       YEAR ENDED NOVEMBER 30,
                                            1998      1997      1996      1995     1994(a)
   NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00
   ----------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                  0.043     0.044     0.044     0.048      0.031
   ----------------------------------------------------------------------------------------
       Total from Investment Activities     0.043     0.044     0.044     0.048      0.031
   ----------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                 (0.043)   (0.044)   (0.044)   (0.048)    (0.031)
   ----------------------------------------------------------------------------------------
       Total Distributions                 (0.043)   (0.044)   (0.044)   (0.048)    (0.031)
   ----------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $  1.00    $ 1.00    $ 1.00    $ 1.00     $ 1.00
   ----------------------------------------------------------------------------------------
       Total Return                          4.40%     4.53%     4.46%     4.93%      3.16%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $25,665    $8,409    $7,667    $2,776     $1,713
     Ratio of expenses to average net
       assets                                0.81%     0.77%     0.81%     0.78%      0.71%
     Ratio of net investment income to
       average net assets                    4.22%     4.43%     4.35%     4.84%      3.14%
     Ratio of expenses to average net
       assets*                               0.96%     0.92%     0.96%     0.93%      0.94%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.

   FINANCIAL HIGHLIGHTS                            MONEY MARKET PORTFOLIO


                                        (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                     YEAR ENDED NOVEMBER 30,
                                        -----------------------------------------------------------------
                                           1998         1997         1996         1995          1994(a)
                                        INVESTOR A   INVESTOR A   INVESTOR A   INVESTOR A      INVESTOR A
                                          SHARES       SHARES       SHARES       SHARES          SHARES
    NET ASSET VALUE, BEGINNING OF
      PERIOD                             $   1.00     $   1.00     $  1.00      $  1.00         $  1.00
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                 0.048        0.048       0.047        0.052           0.033
    ------------------------------------------------------------------------------------------------------
        Total from Investment
          Activities                        0.048        0.048       0.047        0.052           0.033
    ------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                (0.048)      (0.048)     (0.047)      (0.052)         (0.033)
    ------------------------------------------------------------------------------------------------------
        Total Distributions                (0.048)      (0.048)     (0.047)      (0.052)         (0.033)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD       $   1.00     $   1.00     $  1.00      $  1.00         $  1.00
    ------------------------------------------------------------------------------------------------------
        Total Return                         4.95%        4.93%       4.81%        5.33%           3.37%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period
        (000)                            $203,583     $164,777     $91,166      $64,865         $48,384
      Ratio of expenses to average net
        assets                               0.78%        0.77%       0.78%        0.77%           0.78%
      Ratio of net investment income
        to average net assets                4.83%        4.84%       4.70%        5.20%           3.35%
      Ratio of expenses to average net
        assets*                              0.93%        0.92%       0.93%        0.92%           0.93%

                                  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                       YEAR ENDED NOVEMBER 30,
                              ------------------------------------      JAN. 26, 1996
                                             1998         1997      TO NOV. 30, 1996(c)
                                          INVESTOR B   INVESTOR B        INVESTOR B
                                            SHARES       SHARES            SHARES
    NET ASSET VALUE, BEGINNING OF
      PERIOD                                $ 1.00       $ 1.00            $ 1.00
    -------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                  0.041        0.041             0.033
    -------------------------------------------------------------------------------
        Total from Investment
          Activities                         0.041        0.041             0.033
    -------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.041)      (0.041)           (0.033)
    -------------------------------------------------------------------------------
        Total Distributions                 (0.041)      (0.041)           (0.033)
    -------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $ 1.00       $ 1.00            $ 1.00
    -------------------------------------------------------------------------------
        Total Return                          4.17%        4.15%             3.35%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period
        (000)                               $   84       $   73            $   41
      Ratio of expenses to average net
        assets                                1.53%        1.52%             1.47%(d)
      Ratio of net investment income
        to average net assets                 4.09%        4.10%             3.73%(d)
      Ratio of expenses to average net
        assets*                               1.68%        1.67%             1.68%(d)



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been indicated.



   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.


   (b) Not annualized.


   (c) Period from commencement of operations.


   (d) Annualized.

   FINANCIAL HIGHLIGHTS                 TAX-EXEMPT MONEY MARKET PORTFOLIO

                                                                   INVESTOR A SHARES
                                                    (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                               YEARS ENDED
                                             YEAR ENDED NOVEMBER 30,     SIX MONTHS ENDED        MAY 31,
                                           ---------------------------     NOVEMBER 30,     -----------------
                                            1998      1997      1996         1995(B)        1995(A)    1994
    NET ASSET VALUE,
      BEGINNING OF PERIOD                  $  1.00   $  1.00   $  1.00       $  1.00        $  1.00   $  1.00
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net Investment income                  0.027     0.028     0.028         0.014          0.027     0.017
    ---------------------------------------------------------------------------------------------------------
        Total from Investment Activities     0.027     0.028     0.028         0.014          0.027     0.017
    ---------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.027)   (0.028)   (0.028)       (0.014)        (0.027)   (0.017)
    ---------------------------------------------------------------------------------------------------------
        Total Distributions                 (0.027)   (0.028)   (0.028)       (0.014)        (0.027)   (0.017)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  1.00   $  1.00   $  1.00       $  1.00        $  1.00   $  1.00
    ---------------------------------------------------------------------------------------------------------
        Total Return                          2.72%     2.88%     2.83%         1.45%(c)       2.70%     1.73%
    RATIOS/SUPPLEMENTAL DATA:
      Net assets at end of period (000)    $13,980   $15,789   $17,984       $ 5,403        $ 5,138   $ 8,631
      Ratio of expenses to average net
        assets                                0.79%     0.77%     0.75%         0.94%(d)       0.84%     0.76%
      Ratio of net investment income to
        average net assets                    2.68%     2.82%     2.78%         2.87%(d)       2.63%     1.72%
      Ratio of expenses to average net
        assets*                               0.84%     0.82%     0.80%         0.99%(d)       0.93%     0.86%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.



   (b) Upon reorganizing as a portfolio of the Fund on October 2, 1995, the Tax-Exempt Money Market Portfolio changed its fiscal year end from May 31 to November 30.



   (c) Not annualized.



   (d) Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Mercantile Money Market Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Mercantile Money Market Portfolios are also available on the SEC's website at http://www.sec.gov.







The Fund's Investment Company Act File No. is 811-3567

MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

TAXABLE BOND PORTFOLIOS

U.S. Government Securities Portfolio
Intermediate Corporate Bond Portfolio
Bond Index Portfolio
Government & Corporate Bond Portfolio

Investor A Shares and Investor B Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                RISK/RETURN SUMMARY



                                        LOGO
                                        LOGO
                                                  3  Overview
                                                  4  U.S. Government Securities Portfolio
                                                  8  Intermediate Corporate Bond Portfolio
                                                 13  Bond Index Portfolio
                                                 17  Government & Corporate Bond Portfolio
                                                 22  Additional Information on Risk

                                                YOUR ACCOUNT



                                        LOGO
                                        LOGO
                                                 23  Distribution Arrangements/Sales Charges
                                                 28  Explanation of Sales Price
                                                 29  How to Buy Shares
                                                 30  How to Sell Shares
                                                 31  Investor Programs
                                                 33  General Transaction Policies

                                                DISTRIBUTIONS AND TAXES



                                        LOGO
                                        LOGO
                                                 34  Dividends and Distributions
                                                 35  Taxation

                                                MANAGEMENT OF THE FUND



                                        LOGO
                                        LOGO
                                                 36  The Adviser

                                                FINANCIAL HIGHLIGHTS



                                        LOGO
                                        LOGO
                                                 37  Introduction
                                                 38  U.S. Government Securities Portfolio
                                                 40  Intermediate Corporate Bond Portfolio
                                                 41  Bond Index Portfolio
                                                 42  Government & Corporate Bond Portfolio



                                        2
                                                                        CONTENTS




                                      This prospectus describes the Mercantile Taxable Bond
                                      Portfolios, four investment portfolios offered by Mercantile
                                      Mutual Funds, Inc. (the "Fund"). The Fund was formerly known as The ARCH Fund(R), Inc. On the following pages, you will find important information about each Portfolio, including:
                                        - A description of the Portfolio's investment objective
                                          (sometimes referred to as its goal);
                                        - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                        - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                        - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                        - The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

    WHO MAY WANT TO INVEST IN         The Mercantile Taxable Bond Portfolios may be appropriate
    THE MERCANTILE TAXABLE BOND       for investors who seek current income from their investments
    PORTFOLIOS?                       greater than that normally available from a money market
                                      fund and can accept fluctuations in price and yield. The
                                      Portfolios may NOT be appropriate for investors who are
                                      investing for long-term capital appreciation.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                        - Your own investment goals
                                        - The amount of time you are willing to leave your money
                                          invested
                                        - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. You could lose money by investing in the Portfolios.


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             RISK/RETURN SUMMARY                                 OVERVIEW

                                        3
-

   REPURCHASE AGREEMENTS
   are transactions in
   which a Portfolio buys
   securities from a
   seller (usually a bank
   or broker-dealer) who
   agrees to buy them
   back from the
   Portfolio on a certain
   date and at a certain
   price.

   MORTGAGE-BACKED
   SECURITIES are
   certificates
   representing ownership
   interests in a pool of
   mortgage loans, and
   include those issued
   by the Government
   National Mortgage
   Association ("Ginnie
   Maes"), the Federal
   National Mortgage
   Association ("Fannie
   Maes") and the Federal
   Home Loan Mortgage
   Corporation ("Freddie
   Macs").

   PORTFOLIO MANAGER
   David A. Bethke is the
   person primarily
   responsible for the
   day-to- day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1988.
 logo
 logo   Q

            U.S. GOVERNMENT

            SECURITIES PORTFOLIO

             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in debt obligations issued or guaranteed by the U.S.
                                      Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Portfolio also invests in
                                      mortgage-backed securities issued by U.S. Government-
                                      sponsored entities such as Ginnie Maes, Fannie Maes and
                                      Freddie Macs. The remaining maturity (i.e., length of time until an obligation must be repaid) of the obligations held by the Portfolio will vary from 1 to 30 years.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates may also cause certain
                                      debt securities held by the Portfolio, including
                                      mortgage-backed securities, to be paid off much sooner or
                                      later than expected. In the event that a security is paid
                                      off sooner than expected because of a decline in interest
                                      rates, the Portfolio may be unable to recoup all of its
                                      initial investment and will also suffer from having to
                                      reinvest in lower-yielding securities. In the event of a
                                      later than expected payment because of a rise in interest
                                      rates, the value of the obligation will decrease, and the
                                      Portfolio will suffer from the inability to invest in
                                      higher-yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically
                                      involved little risk of loss of principal if held to
                                      maturity. Certain U.S. Government securities, such as Ginnie
                                      Maes, are supported by the full faith and credit of the U.S.
                                      Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury. Other securities, such as Fannie Maes, are supported by the
                                      discretionary authority of the U.S. Government to purchase certain obligations of the issuer, and still others are
                                      supported by the issuer's own credit.

                                      Repurchase agreements carry the risk that the other party
                                      may not fulfill its obligations under the agreement.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                        4
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE GOVERNMENT
   BOND
   INDEX is an unmanaged index
   which tracks the
   performance
   of intermediate-term
   U.S. Government bonds.
  U.S. GOVERNMENT

  SECURITIES PORTFOLIO

   RISK/RETURN SUMMARY

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [U.S. GOVERNMENT SECURITIES PORTFOLIO BAR
                                    GRAPH -- STATED IN PERCENTAGES]

'1989'                                                                           9.97
------                                                                           ----
'90'                                                                             11.04
'91'                                                                             13.98
'92'                                                                              5.48
'93'                                                                              8.77
'94'                                                                             -2.74
'95'                                                                             14.95
'96'                                                                              3.02
'97'                                                                              6.37
'98'                                                                              6.43


                                      The returns for Investor B Shares differed from the returns shown in the bar chart because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.

                                            Best quarter:  5.40% for the quarter
                                                           ending
                                                           September 30, 1991
                                            Worst quarter: -2.60% for the
                                                           quarter ending
                                                           March 31, 1994

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                         SINCE
                                                      1 YEAR    5 YEARS    10 YEARS    INCEPTION*
   Investor A Shares
   (with 2.50% sales charge)                          3.80%      4.92%      7.34%        7.26%
   Investor B Shares**
   (with applicable contingent deferred sales
   charge)                                            0.79%      4.52%      7.22%        7.15%

   Lehman Brothers Intermediate Government Bond
   Index                                              8.49%      6.45%      8.34%        8.25%



    * June 2, 1988 for Investor A Shares; May 31, 1988 for the Lehman Brothers Intermediate Government Bond Index.


   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had these distribution and service fees been reflected, average annual total returns would have been lower.


                                        5
-

                                             FEES AND EXPENSES


                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES    SHARES

    The table on this page shows the              Maximum sales charge (load) to
    fees and expenses that you pay                buy shares, shown as a % of the
    if you buy and hold Investor A Shares         offering price                       2.50%(1)      None
    or Investor B Shares of the                   Maximum deferred sales charge
    U.S. Government Securities Portfolio.         (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None        5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES (EXPENSES THAT ARE
                                                  DEDUCTED FROM                      INVESTOR A   INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES          SHARES

                                                  Management Fees                       .45%         .45%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%        1.00%
                                                  Other Expenses                        .32%(3)      .32%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.07%(3)     1.77%(3)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .22% AND .97%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .22% AND 1.67%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.


  U.S. GOVERNMENT
  SECURITIES PORTFOLIO
   RISK/RETURN SUMMARY

                                        6
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:

                                             EXAMPLE


                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $356   $582    $  825   $1,523
                                                  INVESTOR B SHARES             $680   $857    $1,159   $1,899
                                                  If you hold Investor B
                                                  Shares, you would pay the
                                                  following expenses if you
                                                  did not sell your shares:     $180   $557    $  959   $1,899


                                                     U.S. GOVERNMENT
   RISK/RETURN SUMMARY                               SECURITIES PORTFOLIO

                                        7
-

   INVESTMENT GRADE DEBT
   SECURITIES are those
   of medium credit
   quality or better as
   determined by a
   national rating
   agency, such as
   Standard & Poor's
   Ratings Group (debt
   securities rated in
   the four highest
   rating categories,
   i.e. BBB or better)
   and Moody's Investors
   Service, Inc. (debt
   securities rated in
   the four highest
   rating categories,
   i.e. Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   issuer of the
   securities will
   default on its
   principal and interest
   payments.

   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt securities in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   securities held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   it represents.
 logo
 logo   Q
                                                   INTERMEDIATE CORPORATE

             RISK/RETURN SUMMARY                           BOND PORTFOLIO



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income as is consistent with preservation of capital.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in corporate debt obligations. These include
                                      obligations that are issued by U.S. and foreign business
                                      corporations and obligations issued by agencies,
                                      instrumentalities or authorities that are organized as
                                      corporations by the U.S., by states or political
                                      subdivisions of the U.S., or by foreign governments or
                                      political subdivisions. The Portfolio also invests in
                                      obligations issued or guaranteed by U.S. or foreign
                                      governments, their agencies and instrumentalities and in
                                      mortgage-backed securities, including Ginnie Maes, Fannie
                                      Maes and Freddie Macs.

                                      The Portfolio may only purchase investment grade debt
                                      obligations. Under normal market conditions, however, the
                                      Portfolio intends to invest at least 65% of its assets in
                                      debt obligations rated in one of the three highest rating
                                      categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least
                                      comparable in quality at the time of purchase to eligible
                                      rated securities. Occasionally, the rating of a security
                                      held by the Portfolio may be downgraded below investment
                                      grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the
                                      circumstances the security is no longer an appropriate
                                      investment for the Portfolio.
                                      In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio's average weighted maturity will generally be between three and ten
                                      years.


                                        8
-

   INTERMEDIATE CORPORATE

  BOND PORTFOLIO

   RISK/RETURN SUMMARY



                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and will also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio will suffer from the inability to invest in higher-yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


-
   PORTFOLIO MANAGER
   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it commenced
   operations in 1997.

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Investor A
   Shares during the past
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE CORPORATE
   BOND INDEX is an unmanaged
   index
   which tracks the
   performance
   of intermediate-term
   U.S. corporate bonds.
                                                   INTERMEDIATE CORPORATE

   RISK/RETURN SUMMARY                                     BOND PORTFOLIO


                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [INTERMEDIATE CORPORATE BOND PORTFOLIO BAR
                                    GRAPH -- STATED IN PERCENTAGES]

'1998'                                                                           8.79
------                                                                           ----


                                      The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, the return would be lower than that shown.

                                              Best quarter:  5.25% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: -0.11% for the
                                                             quarter ending
                                                             December 31, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 4.75% sales charge)                                   3.63%                    5.89%
   Lehman Brothers Intermediate Corporate Bond Index           8.29%                    8.67%



   * February 10, 1997 for Investor A Shares; January 31, 1997 for the Lehman Brothers Intermediate Corporate Bond Index.


                                       10
-

                                             FEES AND EXPENSES


                                                  SHAREHOLDER FEES
                                                  (FEES YOU PAY DIRECTLY)                      INVESTOR A SHARES

    The table on this page shows the fees
    and expenses that you pay if you buy
    and hold Investor A Shares
    of the Intermediate Corporate
    Bond Portfolio.

                                                  Maximum sales charge (load) to buy shares,
                                                  shown as a % of the offering price                 4.75%(1)
                                                  Maximum deferred sales charge (load) shown
                                                  as a % of the offering price or sale
                                                  price, whichever is less                            None

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          INVESTOR A SHARES

                                                  Management Fees                                     .55%
                                                  Distribution (12b-1) and Service Fees               .30%
                                                  Other Expenses                                      .34%(2)
                                                  Total Annual Portfolio Operating Expenses          1.19%(2)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .24%
                                         AND 1.09%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                       11
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                             EXAMPLE

                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $591   $835    $1,098   $1,850

                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                       12
-

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a
   broadly-based
   securities index in an
   attempt to approximate
   the index's
   performance.

   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   AGGREGATE
   BOND INDEX is an
   unmanaged index made
   up of Lehman Brothers'
   Government/Corporate
   Bond Index,
   its Mortgage Backed
   Securities Index

   and its Asset Backed
   Securities Index.

 logo
 logo   Q
                                                               BOND INDEX

             RISK/RETURN SUMMARY                                PORTFOLIO




                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers
                                      Aggregate Bond Index (the "Lehman Aggregate").

                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Aggregate. The Adviser generally selects
                                      securities for the Portfolio on the basis of their
                                      weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman
                                      Aggregate at the time of such purchase. Because of the large number of securities listed in the Lehman Aggregate, the
                                      Portfolio cannot invest in all of them. Instead, the
                                      Portfolio holds a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two securities to represent an entire "class" or type of
                                      security in the Lehman Aggregate. The Portfolio will invest substantially all (but not less than 80%) of its total
                                      assets in securities listed in the Lehman Aggregate.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and will also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio will suffer from the inability to invest in higher-yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      There is the additional risk that the Portfolio will fail to match the investment results of the Lehman Aggregate.


                                       13
-

   RETURN HISTORY


   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Investor A
   Shares during the last
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of the Lehman Aggregate.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

                                                               BOND INDEX

   RISK/RETURN SUMMARY                                          PORTFOLIO


                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [BOND INDEX PORTFOLIO BAR GRAPH -- STATED IN
                                    PERCENTAGES]

'1998'                                                                            8.6
------                                                                            ---


                                      The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, the return would be lower than that shown.

                                              Best quarter:  4.60% for the
                                                             quarter ending
                                                             September 30, 1998

                                              Worst quarter: 0.05% for the
                                                             quarter ending


                                                             December 31, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 4.75% sales charge)                                   3.42%                    6.03%
   Lehman Brothers Aggregate Bond Index                        8.69%                    9.67%



   * February 10, 1997 for Investor A Shares; January 31, 1997 for the Lehman Brothers Aggregate Bond Index.


                                       14
-

                                             FEES AND EXPENSES


                                                  SHAREHOLDER FEES
                                                  (FEES YOU PAY DIRECTLY)                      INVESTOR A SHARES

    The table on this page shows
    the fees and expenses that you pay
    if you buy and hold Investor A
    Shares of the Bond Index Portfolio.

                                                  Maximum sales charge (load) to buy shares,
                                                  shown as a % of the offering price                 4.75%(1)
                                                  Maximum deferred sales charge (load) shown
                                                  as a % of the offering price or sale
                                                  price, whichever is less                            None

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          INVESTOR A SHARES

                                                  Management Fees                                     .30%
                                                  Distribution (12b-1) and Service Fees               .30%
                                                  Other Expenses                                      .33%(2)
                                                  Total Annual Portfolio Operating Expenses           .93%(2)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .22%
                                         AND .82%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


                                                               BOND INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                       15
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                             EXAMPLE

                                                                                  1       3      5        10
                                                                               YEAR   YEARS   YEARS    YEARS
                                                INVESTOR A SHARES              $565   $757    $965    $1,564

                                                               BOND INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                       16
-


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek the highest level of current income consistent with conservation of
                                      capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all of its assets in a broad range of debt obligations, including corporate
                                      obligations and U.S. Government obligations. Corporate
                                      obligations may include bonds, notes and debentures. U.S.
                                      Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. The
                                      Portfolio also invests in mortgage-backed securities,
                                      including Ginnie Maes, Fannie Maes and Freddie Macs.
                                      Although the Portfolio invests primarily in the debt
                                      obligations of U.S. issuers, it may from time to time invest in U.S. dollar-denominated debt obligations of foreign
                                      corporations and governments.

                                      The Portfolio may only purchase investment grade debt
                                      obligations, which are those rated in one of the four
                                      highest rating categories by one or more national rating
                                      agencies, such as Standard & Poor's Ratings Group and
                                      Moody's Investors Service, Inc. Under normal market
                                      conditions, however, the Portfolio intends to invest at
                                      least 65% of its assets in debt obligations rated in one of the three highest rating categories. Unrated debt
                                      obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to eligible rated securities. Occasionally, the rating of a security held by the Portfolio may be downgraded below investment grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      In making investment decisions, the Adviser considers a
                                      number of factors including credit quality, the price of the security relative to that of other securities in its sector, current yield, maturity, yield to maturity, anticipated
                                      changes in interest rates and other economic factors,
                                      liquidity and the overall quality of the investment. The
                                      Portfolio's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest
                                      rates.


 logo
 logo   Q
                                                   GOVERNMENT & CORPORATE
             RISK/RETURN SUMMARY                           BOND PORTFOLIO

                                       17
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and will also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio will suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER

   George J. Schupp is
   the person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Schupp, MVA's Director
   of Fixed Income
   Management, joined MVA
   in 1983 and has 7
   years of prior
   investment experience.
   He has managed the
   Portfolio since
   February 1998.

                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                       18
-

   RETURN HISTORY


   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   AGGREGATE
   BOND INDEX is an unmanaged
   index made up of Lehman
   Brothers'
   Government/Corporate Bond
   Index,
   its Mortgage Backed
   Securities Index

   and its Asset Backed
   Securities Index.

                                                   GOVERNMENT & CORPORATE

   RISK/RETURN SUMMARY                                     BOND PORTFOLIO


                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [GOVERNMENT & CORPORATE BOND PORTFOLIO BAR
                                    GRAPH -- STATED IN PERCENTAGES]

'1989'                                                                           11.5
------                                                                           ----
'90'                                                                              6.46
'91'                                                                             15.23
'92'                                                                              5.78
'93'                                                                              9.07
'94'                                                                             -2.92
'95'                                                                             16.73
'96'                                                                              1.83
'97'                                                                              8.03
'98'                                                                              8.68


                                      The returns for Investor B Shares differed from the returns shown in the bar chart because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.



                                            Best quarter:  6.98% for the quarter
                                                           ending


                                                           June 30, 1989


                                            Worst quarter: -2.79% for the
                                                           quarter ending


                                                           March 31, 1996


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                   SINCE
                                                            1 YEAR      5 YEARS      10 YEARS    INCEPTION*
   Investor A Shares
   (with 4.75% sales charge)                                3.50%        5.22%        7.37%        7.23%
   Investor B Shares
   (with applicable contingent deferred sales charge)       2.91%        5.56%        7.62%        7.46%
   Lehman Brothers Aggregate Bond Index                     8.69%        7.27%        9.26%        9.08%



    * June 15, 1988 for Investor A Shares; May 31, 1988 for the Lehman
Aggregate.


   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had these distribution and service fees been reflected, average annual total returns would have been lower.


                                       19
-

                                                   GOVERNMENT & CORPORATE

   RISK/RETURN SUMMARY                                     BOND PORTFOLIO


                                             FEES AND EXPENSES


                                                  SHAREHOLDER FEES                    INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                 SHARES    SHARES

    The table on this page shows the
    fees and expenses that you pay if
    you buy and hold Investor A Shares
    or Investor B Shares of the
    Government & Corporate Bond
    Portfolio.

                                                  Maximum sales charge (load) to buy
                                                  shares, shown as a % of the
                                                  offering price                        4.75%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                      None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM    INVESTOR A   INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)              SHARES        SHARES

                                                  Management Fees                        .45%          .45%
                                                  Distribution (12b-1) and Service
                                                  Fees                                   .30%         1.00%
                                                  Other Expenses                         .31%(3)       .31%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                              1.06%(3)      1.76%(3)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .21% AND .96%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .21% AND 1.66%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.


                                       20
-

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:

                                             EXAMPLE


                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $578   $796    $1,032   $1,708
                                                INVESTOR B SHARES            $679   $854    $1,154   $1,899
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell
                                                your shares:
                                                                             $179   $554    $  954   $1,899


                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                       21
-

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.



   SECURITIES LENDING



   To obtain interest income, the Portfolios may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


   TEMPORARY DEFENSIVE POSITIONS


   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments and short-term debt securities issued or guaranteed by the U.S. Government or its agencies. This strategy could prevent a Portfolio from achieving its investment objective.



   OTHER TYPES OF INVESTMENTS


   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.


   YEAR 2000 RISKS



   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.


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             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

                                       22
-

   SHARE CLASSES

   Each Portfolio offers Investor A Shares and each Portfolio except the Intermediate Corporate Bond Portfolio and Bond Index Portfolio offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

     TYPES OF CHARGES                     INVESTOR A SHARES                     INVESTOR B SHARES

     Sales Charge (Load)                  A front-end sales charge is           A contingent deferred sales charge
                                          assessed at the time of your          (CDSC) is assessed on shares
                                          purchase.                             redeemed within six years of
                                                                                purchase. Investor B Shares
                                                                                automatically convert to Investor
                                                                                A Shares eight years after
                                                                                purchase.
     Distribution (12b-1) and Service     Subject to annual distribution and    Subject to annual distribution and
     Fees                                 shareholder servicing fees of up      shareholder servicing fees of up
                                          to 0.30% of a Portfolio's average     to 1.00% of a Portfolio's average
                                          daily net assets attributable to      daily net assets attributable to
                                          its Investor A Shares.                its Investor B Shares.

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                                               DISTRIBUTION ARRANGEMENTS/
             YOUR ACCOUNT                                   SALES CHARGES

                                       23
-

   CALCULATION OF SALES CHARGES
   INVESTOR A SHARES

   INTERMEDIATE CORPORATE BOND, BOND INDEX AND GOVERNMENT & CORPORATE BOND PORTFOLIOS



                                              SALES CHARGE      SALES CHARGE        DEALERS'
                                             AS A % OF THE       AS A % OF        REALLOWANCE
                    AMOUNT OF                OFFERING PRICE   NET ASSET VALUE      AS A % OF
                   TRANSACTION                 PER SHARE         PER SHARE       OFFERING PRICE
      Less than $50,000                          4.75%             4.99%             4.25%
      -----------------------------------------------------------------------------------------
      $50,000 but less than $100,000             4.50%             4.71%             4.00%
      -----------------------------------------------------------------------------------------
      $100,000 but less than $250,000            3.50%             3.63%             3.00%
      -----------------------------------------------------------------------------------------
      $250,000 but less than $500,000            2.50%             2.56%             2.00%
      -----------------------------------------------------------------------------------------
      $500,000 but less than $1 million          2.00%             2.04%             1.50%
      -----------------------------------------------------------------------------------------
      $1 million or more                         0.50%             0.50%             0.40%


   U.S. GOVERNMENT SECURITIES PORTFOLIO

                                              SALES CHARGE     SALES CHARGE        DEALERS'
                                             AS A % OF THE       AS A % OF       REALLOWANCE
                    AMOUNT OF                OFFERING PRICE   NET ASSET VALUE     AS A % OF
                   TRANSACTION                 PER SHARE         PER SHARE      OFFERING PRICE
      Less than $50,000                          2.50%             2.56%            2.00%
      ----------------------------------------------------------------------------------------
      $50,000 but less than $100,000             1.50%             1.52%            1.30%
      ----------------------------------------------------------------------------------------
      $100,000 but less than $1 million          1.00%             1.01%            0.85%
      ----------------------------------------------------------------------------------------
      $1 million or more                         0.50%             0.50%            0.40%


   The Fund's distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Fund's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's distributor out of its own assets and not out of the assets of the Portfolios. These programs will not change the price of Investor A Shares or the amount that the Portfolios will receive from such sales.


                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

                                       24
-

   CALCULATION OF SALES CHARGES

   INVESTOR B SHARES

    For purposes of calculating the CDSC, all                          NUMBER OF               CDSC AS A % OF
    purchases made during a calendar month are                        YEARS SINCE              DOLLAR AMOUNT
    considered to be made on the first day of that                      PURCHASE           SUBJECT TO THE CHARGE
    month. The CDSC is based on the value of the                       1 or less                    5.0%
    Investor B Shares on the date that they are sold                      1-2                       4.0%
    or the original cost of the shares, whichever is                      2-3                       3.0%
    lower. To keep your CDSC as low as possible each                      3-4                       3.0%
    time you sell shares, the Fund will first sell                        4-5                       2.0%
    any shares in your account that are not subject                       5-6                       1.0%
    to a CDSC. If there are not enough of these, the                  more than 6                   None
    Fund will sell the shares that have the lowest
    CDSC.

   SALES CHARGE REDUCTIONS
   INVESTOR A SHARES


   Additional purchases of Investor A Shares by existing Investor A shareholder accounts at March 31, 1999 in the Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios are eligible for reduced sales charges. See the SAI or call the Fund's distributor at 1-800-452-2724 for further information.



   You may also reduce the sales charge on Investor A Shares through:


    - RIGHTS OF ACCUMULATION. You can add the value of the Investor A Shares that you already own in any Portfolio of the Fund that charges a sales load to your next investment in Investor A Shares for purposes of calculating the sales charge.


    - QUANTITY DISCOUNTS. As the dollar amount of your purchase increases, your sales charge may decrease (see the tables on page 24). In addition, the Fund will combine purchases made on the same day by you and your immediate family members when calculating applicable sales charges.


    - LETTER OF INTENT. You can purchase Investor A Shares of any Portfolio of the Fund that charges a sales load over a 13-month period and pay the same sales charge you would have paid if all shares were purchased at once. The Fund's transfer agent will hold in escrow 5% of your total investment (for payment of a higher sales load in case you do not purchase the full amount indicated on the application) until the full amount is received. To participate, complete the "Letter of Intent" section on your account application.

    - REINVESTMENT PRIVILEGE. You can reinvest some or all of the money that you receive when you sell Investor A Shares of a Portfolio in Investor A Shares of any Portfolio of the Fund within 60 days without paying a sales charge.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

                                       25
-

   PURCHASE OF INVESTOR A
   SHARES AT NET ASSET
   VALUE


   From time to time, the
   Fund's distributor may
   offer investors the
   option to purchase
   Investor A Shares at
   net asset value
   without payment of a
   front-end sales
   charge. To qualify,
   you must pay for the
   shares with the
   redemption proceeds
   from a non-affiliated
   mutual fund. In
   addition, you must
   have paid a front-end
   sales charge on the
   shares you redeem. The
   purchase of Investor A
   Shares must occur
   within 30 days of the
   prior redemption, and
   you must show evidence
   of the redemption
   transaction. At the
   time of purchase, your
   broker-dealer or other
   financial institution
   must notify the Fund
   that your transaction
   qualifies for a
   purchase at net asset
   value.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES





                                      SALES CHARGE WAIVERS
                                      INVESTOR A SHARES
                                      In addition, there's no sales charge when you buy Investor A
                                      Shares if:
                                      - You buy shares by reinvesting your dividends and capital gains distributions.
                                      - You're an officer or director of the Fund (or an immediate family member of any such individual).
                                      - You're a director, a current or retired employee or a
                                      participant in an employee benefit or retirement plan of
                                        Mercantile Bancorporation Inc. or the Fund's distributor
                                        or any of their affiliates (or an immediate family member
                                        of any such individual).
                                      - You're a broker, dealer or agent who has a sales agreement with the Fund's distributor (or an employee or immediate
                                        family member of any such individual).
                                      - You buy shares pursuant to a wrap-free program offered by a broker-dealer or other financial institution.
                                      - You buy shares with the proceeds of Trust Shares or
                                      Institutional Shares of a Portfolio redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of
                                        any other qualified account administered by Mercantile
                                        Bank or its affiliates or correspondents within 60 days of receipt of such payment.
                                      - You buy shares through a payroll deduction program.
                                      - You're an employee of any sub-adviser to the Fund.
                                      - You were a holder of a Southwestern Bell VISA card
                                      formerly issued by Mercantile Bank of Southern Illinois,
                                        N.A. and you participated in the Fund's Automatic
                                        Investment Program.
                                      - You're exchanging Trust Shares of a Portfolio received
                                      from the distribution of assets held in a qualified trust, agency or custodian account with Mercantile Bank or any of its affiliates or correspondents.
                                      - You're another investment company distributed by the
                                      Fund's distributor or its affiliates.
                                      If you think you qualify for any these waivers, please call the Fund at 1-800-452-2724 before buying any shares.


                                       26
-

   SALES CHARGE WAIVERS

   INVESTOR B SHARES

   No CDSC is assessed on redemptions of Investor B Shares if:
   - The shares were purchased with reinvested dividends or capital gains distributions.
   - The shares were purchased through an exchange of Investor B Shares of another Portfolio.
   - The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

   - The redemption is in connection with the death or disability of the shareholder.

   - You participate in the Automatic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.


   - Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 32).


   - The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

   DISTRIBUTION AND SERVICE FEES

   Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.30% of each Portfolio's Investor A Share assets. Investor B Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of each Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

   CONVERTING INVESTOR B SHARES TO INVESTOR A SHARES

   Eight years after you buy Investor B Shares of a Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

   CHOOSING BETWEEN INVESTOR A SHARES AND INVESTOR B SHARES

   In deciding whether to buy Investor A Shares or Investor B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Investor B Shares may equal or exceed the initial sales charge and fees for Investor A Shares. Investor A Shares may be a better choice if you qualify to have the sales charges reduced or eliminated, or if you plan to sell your shares within one or two years. Consult your financial adviser for help in choosing the appropriate share class.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

                                       27
-

                                      Shares of each class in a Portfolio are sold at their net
                                      asset value (NAV) plus, in the case of Investor A Shares, a front-end sales charge, if applicable. This is commonly
                                      referred to as the "public offering price."
                                      The NAV for each class of shares of a Portfolio is
                                      determined as of the close of regular trading on the New
                                      York Stock Exchange (currently 4:00 p.m., Eastern time) on every business day. The NAV for a class of shares is
                                      determined by adding the value of the Portfolio's
                                      investments, cash and other assets attributable to a
                                      particular share class, subtracting the Portfolio's
                                      liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.
                                      - Each Portfolio's investments are valued according to
                                      market value. When a market quote is not readily available, the security's value is based on "fair value" as
                                        determined by MVA under the supervision of the Fund's
                                        Board of Directors.
                                      - If you properly place a purchase order that is delivered to the Fund before 4:00 p.m. (Eastern time) on any business day, the order receives the share price determined for
                                        your share class as of 4:00 p.m. that day. If the order is received after 4:00 p.m., it will receive the price
                                        determined on the next business day. You must pay for your shares no later than 4:00 p.m. three business days after
                                        placing the order, or the order will be cancelled.


   BUSINESS DAYS DEFINED

   A business day is any
   day that both the New
   York Stock Exchange
   and the Federal
   Reserve Bank of St.
   Louis are open for
   business. Currently,
   the Fund observes the
   following holidays:
   New Year's Day, Martin
   Luther King Jr. Day,
   Presidents' Day, Good
   Friday, Memorial Day
   (observed),
   Independence Day
   (observed), Labor Day,
   Columbus Day,
   Veterans' Day,
   Thanksgiving and
   Christmas.

   YOUR ACCOUNT                                EXPLANATION OF SALES PRICE

                                       28
-

                                                                                        TO OPEN         TO ADD TO
                                                        MINIMUM INVESTMENTS           YOUR ACCOUNT     YOUR ACCOUNT
                                                        Regular accounts                 $1,000            $100
                                                        ------------------------------------------------------------
                                                        Sweep program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Wrap fee program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Payroll Deduction
                                                        Program*                           None            $25
                                                        ------------------------------------------------------------
                                                                                                      $1,000 minimum
                                                        Automatic Exchange                               account
                                                        Program*                         $5,000          balance
                                                        ------------------------------------------------------------
                                                        Automatic Investment
                                                        Program*                            $50            $50

                                         * See Investor Programs below.
   Investing in the Mercantile
   Taxable Bond Portfolios is quick
   and convenient. You can purchase
   Investor A Shares or Investor B
   Shares in any of the following
   ways:


    - THROUGH A BROKER-DEALER
      ORGANIZATION. You can
      purchase shares through any
      broker-dealer organization
      that has a sales agreement
      with the Fund's distributor.
      The broker-dealer
      organization is responsible
      for sending your purchase
      order to the Fund.


    - THROUGH A FINANCIAL
      ORGANIZATION. You can
      purchase shares through any
      financial organization that
      has entered into a servicing
      agreement with the Fund. The
      financial organization is
      responsible for sending your
      purchase order to the Fund.


    - DIRECTLY FROM THE FUND BY MAIL. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to the Fund at P.O. Box 78069, Tram 001/128/41-6, St. Louis, Missouri 63178. Remember to specify whether you're buying Investor A Shares or Investor B Shares. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.


   In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

   YOUR ACCOUNT                                         HOW TO BUY SHARES

                                       29
-

   YOUR ACCOUNT                                        HOW TO SELL SHARES


                                 You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming"
                                 your shares. You can redeem your shares in the following
                                 ways:
                                 THROUGH A BROKER-DEALER OR OTHER FINANCIAL ORGANIZATION
                                 If you purchased your shares through a broker-dealer or
                                 other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.

                                 BY MAIL
                                 Send your written redemption request to: Mercantile Mutual
                                 Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis,
                                 Missouri 63178. Your request must include the name of the
                                 Portfolio, the number of shares or the dollar amount you
                                 want to sell, your account number, your social security or tax identification number and the signature of each
                                 registered owner of the account. Your request also must be accompanied by any share certificates that are properly
                                 endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations,
                                 partnerships, executors, trustees, administrators or
                                 guardians.
                                 The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the
                                 shareholder of record and the redemption is either mailed to the shareholder's address of record or electronically
                                 transferred to the account designated on the original
                                 account application. A signature guarantee helps prevent
                                 fraud, and you may obtain one from most banks and
                                 broker-dealers. Contact your broker-dealer or other
                                 financial organization or the Fund for more information on signature guarantees.

                                 BY TELEPHONE
                                 You may redeem your shares by telephone if you have selected that option on your account application. Call the Fund at
                                 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred electronically to the bank account designated on your account application. If you have not previously selected the telephone privilege, you
                                 may add this feature by providing written instructions to
                                 the Fund's transfer agent. If you have difficulty getting
                                 through to the Fund because of unusual market conditions,
                                 consider selling your shares by mail.
                                 You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund
                                 accepts your order. The proceeds of the sale of Investor B
                                 Shares will be reduced by the applicable CDSC. Your proceeds ordinarily are sent electronically or mailed by check within three business days. If your account holds both Investor A
                                 Shares and Investor B Shares, be sure to specify which
                                 shares you are selling. Otherwise, Investor A Shares will be sold first.





    SELLING RECENTLY
    PURCHASED SHARES
    If you attempt to sell
    shares you recently
    purchased with a
    personal check, the
    Fund may delay
    processing your request
    until it collects
    payment for those
    shares. This process
    may take up to 15 days,
    so if you plan to sell
    shares shortly after
    purchasing them, you
    may want to consider
    purchasing shares with
    a certified or bank
    check or via electronic
    transfer to avoid
    delays.


                                       30
-

   It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

   AUTOMATIC INVESTMENT PROGRAM


   You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Automatic Investment Program
   (AIP). Under the AIP, you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the 5th or 20th day (or the next business day after the 5th or 20th) of each month at the net asset value plus any front-end sales charge, if applicable, next determined on the day the order is effected. To take advantage of the AIP, complete the AIP authorization form included with your account application or contact your broker-dealer or other financial organization.



   AIP lets you take advantage of "dollar cost averaging," a long-term investment technique designed to help investors reduce their average cost per share over time. Instead of trying to time the market, you can invest a fixed dollar amount each month. So, you buy fewer Portfolio shares when prices are high and more when prices are low. Because dollar cost averaging involves regular investing over time, regardless of share price, it may not be appropriate for all investors.


   In addition, dollar cost averaging does not guarantee a profit or protect against loss in a steadily declining market. To be effective, dollar cost averaging usually should be followed on a sustained, consistent basis. Even then, however, there can be no guarantee of the success of this technique, and it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than the original purchase price.


   EXCHANGES



   The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of one Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.



   When exchanging Investor A Shares of a Portfolio that has no sales charge or a lower sales charge for Investor A Shares of a Portfolio with a higher sales charge, you will pay the difference.



   You may exchange Investor B Shares without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.


   YOUR ACCOUNT                                         INVESTOR PROGRAMS

                                       31
-

   AUTOMATIC EXCHANGE PROGRAM

   This program lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class. Because you're making regular purchases, the Automatic Exchange Program enables you to take advantage of dollar cost averaging. (See "Automatic Investment Program" above.)

   To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to the Automatic Exchange Program or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

   AUTOMATIC WITHDRAWAL PLAN


   If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Automatic Withdrawal Plan (AWP). With the AWP, you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the 5th or 20th day of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares made through the AWP that don't annually exceed 12% of your account's value.


   To participate in the AWP, complete the AWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the AWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

   PAYROLL DEDUCTION PROGRAM

   You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

                                       32
-

   The Fund reserves the right to:


     - Vary or waive any minimum investment requirement.


     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Change or cancel the procedures for selling or exchanging shares by telephone at any time.

     - Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the Automatic Exchange, Automatic Investment and Automatic Withdrawal programs at any time.

     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

   If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.


   Also, your broker-dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.


   YOUR ACCOUNT                              GENERAL TRANSACTION POLICIES

                                       33
-

   DIVIDENDS AND DISTRIBUTIONS

   The Portfolios pay their shareholders dividends from the Portfolios' respective net investment income and distribute any net capital gains the Portfolios have realized.

   Dividends are declared daily and paid monthly. Shares of the Portfolios earn dividends from the day after the Fund's transfer agent receives a purchase order through the day the transfer agent receives a redemption order for those shares. Capital gains, if any, are distributed for all of the Portfolios at least once a year. It's expected that each Portfolio's annual distributions will normally - but not always - consist primarily of ordinary income rather than capital gains.

   Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

   All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

 logo
 logo
             DISTRIBUTIONS AND TAXES

                                       34
-

   You will be advised at
   least annually
   regarding the federal
   income tax treatment
   of dividends and
   distributions made to
   you. You should save
   your account
   statements because
   they contain
   information you will
   need to calculate your
   capital gains or
   losses upon your
   ultimate sale or
   exchange of shares in
   the Portfolios.
   DISTRIBUTIONS AND TAXES




                                      TAXATION
                                      As with any investment, you should consider the tax
                                      implications of an investment in the Portfolios. The
                                      following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and
                                      their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with
                                      specific reference to your own tax situation.
                                      - The Portfolios' distributions generally will be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of
                                        time each Portfolio held the relevant assets). You will be subject to income tax on these distributions whether they
                                        are paid in cash or reinvested in additional shares.
                                      - You will recognize a taxable gain or loss on a sale,
                                      exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference
                                        between your tax basis in the shares and the amount you
                                        receive for them.
                                      - Any loss realized on shares held for six months or less
                                      will be treated as a long-term capital loss to the extent
                                        that any capital gains distributions were received with
                                        respect to the shares.
                                      - If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming
                                        distribution, but you will be taxed on the entire amount
                                        of the distribution received even though, as an economic
                                        matter, the distribution simply constitutes a return of
                                        capital. This is known as "buying into a dividend."
                                      - Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.
                                      - For more information regarding the taxation of the
                                      Portfolios, consult the SAI under the heading "Additional
                                        Information Concerning Taxes." You also should consult
                                        your tax adviser for information regarding state and local tax consequences with respect to your specific situation.


                                       35
-

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:


                                              INVESTMENT ADVISORY FEES
                  PORTFOLIO                     AS A % OF NET ASSETS
                                           ------------------------------
     U.S. Government Securities Portfolio                .45%
                                           ------------------------------
     Intermediate Corporate Bond Portfolio               .35%
                                           ------------------------------
     Bond Index Portfolio                                .24%
                                           ------------------------------
     Government & Corporate Bond Portfolio               .45%
    ----------------------------------------------------------------------


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 logo
             MANAGEMENT OF THE FUND

                                       36
-

   INTRODUCTION





   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.


 logo
 logo   Q
             FINANCIAL HIGHLIGHTS

                                       37
-

                                                           INVESTOR A SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                            1998       1997       1996       1995     1994(a)
   NET ASSET VALUE,
     BEGINNING OF PERIOD                   $10.62     $10.67     $10.85     $10.05     $11.20
   -------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.57       0.60       0.62       0.64       0.63
     Net realized and unrealized gains
       (losses) from investments             0.12      (0.07)     (0.15)      0.80      (0.97)
   -------------------------------------------------------------------------------------------
       Total from Investment Activities      0.69       0.53       0.47       1.44      (0.34)
   -------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.57)     (0.58)     (0.62)     (0.64)     (0.63)
     In excess of net realized gains           --         --      (0.03)        --      (0.18)
   -------------------------------------------------------------------------------------------
       Total Distributions                  (0.57)     (0.58)     (0.65)     (0.64)     (0.81)
   -------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD          $10.74     $10.62     $10.67     $10.85     $10.05
   -------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                            6.66%      5.20%      4.57%     14.66%     (3.14)%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)     $4,664     $5,181     $7,153     $8,179     $9,631
     Ratio of expenses to average net
       assets                                0.97%      0.97%      0.97%      0.97%      0.96%
     Ratio of net investment income to
       average net assets                    5.35%      5.56%      5.82%      6.05%      5.98%
     Ratio of expenses to average net
       assets*                               1.07%      1.07%      1.07%      1.07%      1.06%
     Portfolio turnover**                   54.57%    100.33%     53.76%     93.76%     50.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares.


   FINANCIAL HIGHLIGHTS              U.S. GOVERNMENT SECURITIES PORTFOLIO

                                       38
-

                                                             INVESTOR B SHARES
                                            (FOR A SHARE(A) OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                 MARCH 1, 1995
                                                YEAR ENDED NOVEMBER 30,         TO NOVEMBER 30,
                                             1998        1997        1996           1995(b)
    NET ASSET VALUE, BEGINNING OF PERIOD    $10.61      $10.66      $10.84           $10.34
    ---------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.50(e)     0.51        0.55             0.31
      Net realized and unrealized gains
        (losses) from investments             0.13       (0.05)      (0.15)            0.50
    ---------------------------------------------------------------------------------------------
        Total from Investment Activities      0.63        0.46        0.40             0.81
    ---------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.50)      (0.51)      (0.55)           (0.31)
      In excess of net realized gains           --          --       (0.03)              --
    ---------------------------------------------------------------------------------------------
        Total Distributions                  (0.50)      (0.51)      (0.58)           (0.31)
    ---------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $10.74      $10.61      $10.66           $10.84
    ---------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                            6.02%       4.47%       3.85%           12.85%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)     $  149      $  466      $  359           $   41
      Ratio of expenses to average net
        assets                                1.67%       1.67%       1.66%            1.68%(d)
      Ratio of net investment income to
        average net assets                    4.67%       4.84%       5.06%            5.37%(d)
      Ratio of expenses to average net
        assets*                               1.77%       1.77%       1.76%            1.78%(d)
      Portfolio turnover**                   54.57%     100.33%      53.76%           93.76%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.



   (b) Period from commencement of operations.


   (c) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 to November 30, 1995.

   (d) Annualized.


   (e) Per share net investment income has been calculated using the daily average share method.


   FINANCIAL HIGHLIGHTS              U.S. GOVERNMENT SECURITIES PORTFOLIO

                                       39
-

                                                                  INVESTOR A SHARES
                                                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                        YEAR ENDED           FEBRUARY 10, 1997 TO
                                                     NOVEMBER 30, 1998       November 30, 1997(a)
    NET ASSET VALUE,
      BEGINNING OF PERIOD                                  $10.11                   $10.00
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                  0.60                     0.52
      Net realized and unrealized gains from
        investments                                          0.30                     0.11
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                     0.90                     0.63
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                 (0.60)                   (0.52)
      Net realized gains                                    (0.11)                      --
    -----------------------------------------------------------------------------------------------
        Total Distributions                                 (0.71)                   (0.52)
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $10.30                   $10.11
    -----------------------------------------------------------------------------------------------
        Total Return (excludes sales charges)                9.32%                    6.48%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                    $  284                   $  277
      Ratio of expenses to average net assets                0.89%                    0.58%(c)
      Ratio of net investment income to average
        net assets                                           5.92%                    6.52%(c)
      Ratio of expenses to average net assets*               1.19%                    1.31%(c)
      Portfolio turnover**                                   9.65%                   61.98%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS             INTERMEDIATE CORPORATE BOND PORTFOLIO

                                       40
-

                                                                  INVESTOR A SHARES
                                                   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                        YEAR ENDED           FEBRUARY 10, 1997 TO
                                                     NOVEMBER 30, 1998       November 30, 1997(a)
    NET ASSET VALUE,
      BEGINNING OF PERIOD                                  $10.17                   $10.00
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                  0.61                     0.50
      Net realized and unrealized gains from
        investments                                          0.31                     0.17
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities                     0.92                     0.67
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                 (0.61)                   (0.50)
      Net realized gains                                    (0.03)                      --
    -----------------------------------------------------------------------------------------------
        Total Distributions                                 (0.64)                   (0.50)
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $10.45                   $10.17
    -----------------------------------------------------------------------------------------------
        Total Return (excludes sales charges)                9.36%                    6.93%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                    $  364                   $   55
      Ratio of expenses to average net assets                0.77%                    0.54%(c)
      Ratio of net investment income to average
        net assets                                           5.81%                    6.71%(c)
      Ratio of expenses to average net assets*               0.93%                    0.95%(c)
      Portfolio turnover**                                  33.37%                   46.16%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                              BOND INDEX PORTFOLIO

                                       41
-

                                                           INVESTOR A SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                            1998       1997       1996       1995     1994(a)
   NET ASSET VALUE,
     BEGINNING OF PERIOD                   $10.35     $10.34     $10.53     $ 9.64     $10.65
   -------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.57       0.56       0.64       0.61       0.60
     Net realized and unrealized gains
       (losses) from investments             0.37       0.01      (0.19)      0.89      (0.94)
   -------------------------------------------------------------------------------------------
       Total from Investment Activities      0.94       0.57       0.45       1.50      (0.34)
   -------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.57)     (0.56)     (0.64)     (0.61)     (0.60)
     In excess of net realized gains           --         --         --         --      (0.07)
   -------------------------------------------------------------------------------------------
       Total Distributions                  (0.57)     (0.56)     (0.64)     (0.61)     (0.67)
   -------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD          $10.72     $10.35     $10.34     $10.53     $ 9.64
   -------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                            9.31%      5.78%      4.51%     15.98%     (3.32)%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)     $4,927     $4,774     $4,915     $5,496     $5,167
     Ratio of expenses to average net
       assets                                0.96%      0.95%      0.95%      0.95%      0.95%
     Ratio of net investment income to
       average net assets                    5.41%      5.46%      6.06%      6.03%      6.00%
     Ratio of expenses to average net
       assets*                               1.06%      1.05%      1.05%      1.05%      1.05%
     Portfolio turnover**                   91.14%    140.72%    149.20%     59.32%     50.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares, and authorized the issuance of a series of Shares designated as "Investor B" Shares.


   FINANCIAL HIGHLIGHTS             GOVERNMENT & CORPORATE BOND PORTFOLIO

                                       42
-

                                                             INVESTOR B SHARES
                                            (FOR A SHARE(A) OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                 MARCH 1, 1995
                                                YEAR ENDED NOVEMBER 30,         TO NOVEMBER 30,
                                             1998        1997        1996           1995(b)
    NET ASSET VALUE,
      BEGINNING OF PERIOD                   $10.37      $10.34      $10.53           $ 9.92
    ---------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.50        0.49        0.57             0.38
      Net realized and unrealized gains
        (losses) from investments             0.38        0.03       (0.19)            0.61
    ---------------------------------------------------------------------------------------------
        Total from Investment Activities      0.88        0.52        0.38             0.99
    ---------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.50)      (0.49)      (0.57)           (0.38)
    ---------------------------------------------------------------------------------------------
        Total Distributions                  (0.50)      (0.49)      (0.57)           (0.38)
    ---------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $10.75      $10.37      $10.34           $10.53
    ---------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                            8.65%       5.26%       3.79%           15.27%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)     $  662      $  545      $  511           $  106
      Ratio of expenses to average net
        assets                                1.66%       1.65%       1.65%            1.65%(d)
      Ratio of net investment income to
        average net assets                    4.70%       4.84%       5.37%            5.19%(d)
      Ratio of expenses to average net
        assets*                               1.76%       1.75%       1.75%            1.75%(d)
      Portfolio turnover**                   91.14%     140.72%     149.20%           59.32%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a series of Shares designated as "Investor B" Shares.


   (b) Period from commencement of operations.


   (c) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 to November 30, 1995.

   (d) Annualized.

   FINANCIAL HIGHLIGHTS             GOVERNMENT & CORPORATE BOND PORTFOLIO

                                       43
-

[Back Cover Page]

Where to find more information

You'll find more information about the Mercantile Taxable Bond Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Mercantile Taxable Bond Portfolios are also available on the SEC's website at http://www.sec.gov.





The Fund's Investment Company Act File No. is 811-3567

MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

TAX-EXEMPT BOND PORTFOLIOS

Short-Intermediate Municipal Portfolio
Missouri Tax-Exempt Bond Portfolio
National Municipal Bond Portfolio

Investor A Shares and Investor B Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                                        CONTENTS


                                                RISK/RETURN SUMMARY



                                      [Scale
                                       Icon]
                                                  3  Overview
                                                  4  Short-Intermediate Municipal Portfolio
                                                  9  Missouri Tax-Exempt Bond Portfolio
                                                 14  National Municipal Bond Portfolio
                                                 19  Additional Information on Risk

                                                YOUR ACCOUNT



                                 [Magnifying
                                 Glass Icon]
                                                 20  Distribution Arrangements/Sales Charges
                                                 25  Explanation of Sales Price
                                                 26  How to Buy Shares
                                                 27  How to Sell Shares
                                                 28  Investor Programs
                                                 30  General Transaction Policies

                                                DISTRIBUTIONS AND TAXES



                                      [Chart
                                       Icon]
                                                 31  Dividends and Distributions
                                                 32  Taxation

                                                MANAGEMENT OF THE FUND



                                  [Open Book
                                       Icon]
                                                 33  The Adviser

                                                FINANCIAL HIGHLIGHTS



                                  [Open Hand
                                       Icon]
                                                 34  Introduction
                                                 35  Short-Intermediate Municipal Portfolio
                                                 36  Missouri Tax-Exempt Bond Portfolio
                                                 38  National Municipal Bond Portfolio




                                      This prospectus describes the Mercantile Tax-Exempt Bond
                                      Portfolios, three investment portfolios offered by
                                      Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

    WHO MAY WANT TO INVEST IN         The Mercantile Tax-Exempt Bond Portfolios may be appropriate
    THE MERCANTILE TAX-EXEMPT         for investors who are looking for income that is exempt from
    BOND PORTFOLIOS?                  federal income tax and who can accept fluctuations in price and yield. The Missouri Tax-Exempt Bond Portfolio is best
                                      suited to Missouri residents who are also looking for income that is exempt from Missouri state income tax. The
                                      Portfolios are NOT appropriate investments for tax-deferred retirement accounts, such as IRAs, because their returns
                                      before taxes are generally lower than those of taxable
                                      funds.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. You could lose money by investing in the Portfolios.


 [Scales
 Icon]
             RISK/RETURN SUMMARY                                 OVERVIEW

                                        3
-

 [Scales
 Icon]
                                                       SHORT-INTERMEDIATE
             RISK/RETURN SUMMARY                      MUNICIPAL PORTFOLIO

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.



   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt obligations,
   including municipal
   securities, in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   obligations held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   which it represents.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income, exempt from regular federal income tax, as is consistent with preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest which is
                                      exempt from federal income tax. Municipal securities
                                      purchased by the Portfolio may include general obligation
                                      securities, revenue securities and private activity bonds.
                                      General obligation securities are secured by the issuer's
                                      full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific
                                      facilities or revenue sources. Private activity bonds are
                                      usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.
                                      The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private
                                      activity bonds will not be treated as investments in
                                      municipal securities for purposes of the 80% requirement
                                      stated above.

                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also
                                      attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state.

                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      The Portfolio's average weighted maturity will generally be between two and five years.

                  PRINCIPAL RISK CONSIDERATIONS


The prices of debt securities, including municipal securities, tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest rates may cause certain municipal securities held by the Portfolio to be paid off much sooner or later than expected. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher-yielding securities.


The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal securities are payable only from limited revenue sources or by private entities.


The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.


            PORTFOLIO MANAGER
            Peter Merzian is the person primarily responsible for the day-to-day management of the Portfolio. Mr. Merzian, a Senior Associate, has been with MVA since 1993 and has served as portfolio manager of the Portfolio since it commenced operations in 1995.
                                                       SHORT-INTERMEDIATE
   RISK/RETURN SUMMARY                                MUNICIPAL PORTFOLIO

                                        5
-

                                                       SHORT-INTERMEDIATE

   RISK/RETURN SUMMARY                                MUNICIPAL PORTFOLIO



   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   MUNICIPAL BOND INDEX -- 3
   YEAR is an unmanaged index
   that tracks the
   performance of municipal
   bonds with remaining
   maturities of three years
   or less.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)

                                                                           INVESTOR A SHARES
                                                                           -----------------
'1996'                                                                           3.51
'97'                                                                             4.96
'98'                                                                             4.65


                                      The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If sales charges were included, returns would be lower than those shown.


                                              Best quarter:  2.32% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: -0.01% for the
                                                             quarter ending
                                                             March 31, 1996

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
  Investor A Shares
  (with 2.50% sales charge)                                    2.04%                    3.36%

  Lehman Brothers Municipal Bond Index -- 3 Year               5.21%                    5.39%



   * July 10, 1995 for Investor A Shares; June 30, 1995 for the Lehman Brothers Municipal Bond Index -- 3 Year.


                                        6
-

                                                       SHORT-INTERMEDIATE
   RISK/RETURN SUMMARY                                MUNICIPAL PORTFOLIO

                                             FEES AND EXPENSES


                                                  SHAREHOLDER FEES
                                                  (FEES YOU PAY DIRECTLY)                      INVESTOR A SHARES

    The table on this page shows
    the fees and expenses that you pay
    if you buy and hold Investor A
    Shares of the Short-Intermediate
    Municipal Portfolio.
                                                  Maximum sales charge (load) to buy shares,
                                                  shown as a % of the offering price                 2.50%(1)
                                                  Maximum deferred sales charge (load) shown
                                                  as a % of the offering price or sale
                                                  price, whichever is less                            None

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          INVESTOR A SHARES

                                                  Management Fees                                     .55%
                                                  Distribution (12b-1) and Service Fees               .30%(2)
                                                  Other Expenses                                      .36%(2)
                                                  Total Annual Portfolio Operating Expenses          1.21%(2)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) Distribution (12b-1) and Service Fees,
                                         Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers or
                                         reimbursements are being made in order
                                         to keep the annual fees and expenses
                                         for the Portfolio's Investor A Shares
                                         at a certain level. DISTRIBUTION
                                         (12B-1) AND SERVICE FEES, OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .25%,
                                         .22% AND 1.02%, RESPECTIVELY, FOR
                                         INVESTOR A SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             EXAMPLE



                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INVESTOR A SHARES            $370   $624    $898    $1,679


                                                       SHORT-INTERMEDIATE
   RISK/RETURN SUMMARY                                MUNICIPAL PORTFOLIO

                                        8
-

 [Scales
 Icon]
                                                      MISSOURI TAX-EXEMPT
             RISK/RETURN SUMMARY                           BOND PORTFOLIO

   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of interest income exempt from federal income tax as is consistent with conservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest that is
                                      exempt from federal income tax, and at least 65% of its
                                      total assets in Missouri municipal securities, which are
                                      securities issued by the State of Missouri and other
                                      government issuers and that pay interest which is exempt
                                      from both federal income tax and Missouri state income tax.
                                      Municipal securities purchased by the Portfolio may include general obligation securities, revenue securities and
                                      private activity bonds. General obligation securities are
                                      secured by the issuer's full faith, credit and taxing power.
                                      Revenue securities are usually payable only from revenues
                                      derived from specific facilities or revenue sources. Private activity bonds are usually revenue obligations since they
                                      are typically payable by the private user of the facilities financed by the bonds. The interest on private activity
                                      bonds may be subject to the federal alternative minimum tax.
                                      Investments in private activity bonds will not be treated as investments in municipal securities for purposes of the 80%
                                      requirement stated above.
                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity.
                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.
                                      The Portfolio's average weighted maturity will vary from
                                      time to time depending on current economic and market
                                      conditions and the Adviser's assessment of probable changes in interest rates.


                                        9
-

                                                      MISSOURI TAX-EXEMPT

   RISK/RETURN SUMMARY                                     BOND PORTFOLIO


   PORTFOLIO MANAGER


   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993
   and has managed the
   Portfolio since that
   time.



                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities, including municipal
                                      securities, tend to move in the opposite direction to
                                      interest rates. When rates are rising, the prices of debt
                                      securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest
                                      rates also may cause certain municipal securities held by
                                      the Portfolio to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and will also suffer from having to reinvest in lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio
                                      will also suffer from the inability to invest in
                                      higher-yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall. The ability of a state or local government issuer to make payments can be affected by many factors, including
                                      economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal
                                      securities are payable only from limited revenue sources or by private entities.

                                      The Portfolio is not diversified, which means that it can
                                      invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one
                                      investment held by the Portfolio may affect the overall
                                      value of the Portfolio more than it would affect a
                                      diversified portfolio that holds more investments. Because the Portfolio invests primarily in Missouri municipal
                                      securities, it also is likely to be especially susceptible to economic, political and regulatory events that affect
                                      Missouri.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                       10
-

                                                      MISSOURI TAX-EXEMPT

   RISK/RETURN SUMMARY                              BOND PORTFOLIO



   RETURN HISTORY(+)
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   MUNICIPAL BOND INDEX is an
   unmanaged index that
   tracks the performance of
   municipal bonds.
                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)

'1991'                                                                           11.52
------                                                                           -----
'92'                                                                              8.75
'93'                                                                             11.63
'94'                                                                             -5.78
'95'                                                                             16.89
'96'                                                                              2.90
'97'                                                                              8.08
'98'                                                                              5.11


                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If sales charges were included,
                                       returns would be lower than those shown.

                                              Best quarter:  7.53% for the
                                                             quarter ending
                                                             March 31, 1995

                                              Worst quarter: -5.61% for the
                                                             quarter ending
                                                             March 31, 1994
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                   SINCE
                                                              1 YEAR   5 YEARS   INCEPTION*
   Investor A Shares
   (with 4.75% sales charge)                                   0.10%     4.16%      7.08%
   Investor B Shares**
   (with applicable contingent deferred sales charge)         (0.64)%    4.36%      7.27%

   Lehman Brothers Municipal Bond Index                        6.48%     6.22%      8.26%



    + The Portfolio commenced operations on July 15, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The ARCH Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares and Investor B Shares. Annual returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.


    * September 28, 1990 for Investor A Shares; September 30, 1990 for the Lehman Brothers Municipal Bond Index.


   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995 as Investor B Shares of the Predecessor Portfolio. Average annual total returns for prior periods reflect the performance of the Predecessor Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within 6 years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share amounts. Had these distribution and service fees been reflected, average amount total returns would have been lower.


                                       11
-

                                                      MISSOURI TAX-EXEMPT

   RISK/RETURN SUMMARY                                BOND PORTFOLIO


                                             FEES AND EXPENSES


                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

    The table on this page shows the fees
    and expenses that you pay if you
    buy and hold Investor A Shares or
    Investor B Shares of the Missouri
    Tax-Exempt Bond Portfolio.

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       4.75%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .45%          .45%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%(3)      1.00%
                                                  Other Expenses                        .31%(3)       .31%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.06%(3)      1.76%(3)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (3) Distribution (12b-1) and Service Fees
                                         for the Portfolio's Investor A Shares
                                         and Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. DISTRIBUTION (12b-1) AND
                                         SERVICE FEES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .20% FOR
                                         INVESTOR A SHARES, AND OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .21% AND
                                         .86%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES AND .21% AND 1.66%,
                                         RESPECTIVELY, FOR INVESTOR B SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                                      MISSOURI TAX-EXEMPT
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:

                                             EXAMPLE


                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $578   $796    $1,032   $1,889
                                                INVESTOR B SHARES            $679   $854    $1,154   $1,889
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell
                                                your shares:
                                                                             $179   $554    $  954   $1,899

 [Scales
 Icon]
                                                       NATIONAL MUNICIPAL

             RISK/RETURN SUMMARY                           BOND PORTFOLIO


   WHAT ARE MUNICIPAL
   SECURITIES?
   State and local
   governments issue
   municipal securities
   to raise money to
   finance public works,
   to repay outstanding
   obligations, to raise
   funds for general
   operating expenses and
   to make loans to other
   public institutions.
   Some municipal
   securities, known as
   private activity
   bonds, are backed by
   private entities and
   are used to finance
   various non-public
   projects. Municipal
   securities, which can
   be issued as bonds,
   notes or commercial
   paper, usually have
   fixed interest rates,
   although some have
   interest rates that
   change from time to
   time.



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income exempt from regular federal income tax as is consistent with conservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 80% of its total
                                      assets in municipal securities that pay interest which is
                                      exempt from federal income tax. Municipal securities
                                      purchased by the Portfolio may include general obligation
                                      securities, revenue securities and private activity bonds.
                                      General obligation securities are secured by the issuer's
                                      full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific
                                      facilities or revenue sources. Private activity bonds are
                                      usually revenue obligations since they are typically payable by the private user of the facilities financed by the bonds.
                                      The interest on private activity bonds may be subject to the federal alternative minimum tax. Investments in private
                                      activity bonds will not be treated as investments in
                                      municipal securities for purposes of the 80% requirement
                                      stated above.

                                      In selecting municipal securities for the Portfolio, the
                                      Adviser favors those sectors of the municipal market that
                                      offer the most favorable returns. The Adviser emphasizes
                                      municipal securities that offer both a high credit quality rating and a high degree of liquidity. The Adviser also
                                      attempts to maintain a broad geographic diversification for the Portfolio, with emphasis on no particular state. The
                                      Portfolio's average maturity generally will be longer (10
                                      years or less) than that for the Short-Intermediate
                                      Municipal Portfolio.

                                      The Portfolio will invest only in investment grade municipal securities. These are securities which have one of the four highest ratings assigned by a national rating agency, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or are unrated securities determined by the
                                      Adviser to be of comparable quality. Short-term municipal
                                      securities purchased by the Portfolio, such as municipal
                                      notes and tax-exempt commercial paper, will have one of the two highest ratings assigned by a national rating agency or will be unrated securities that the Adviser has determined to be of comparable quality. Occasionally, the rating of a security held by the Portfolio may be downgraded below the minimum required rating. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      The Portfolio's average weighted maturity will vary from
                                      time to time depending on current economic and market
                                      conditions and the Adviser's assessment of probable changes in interest rates.


                                       14
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities, including municipal
                                      securities, tend to move in the opposite direction to
                                      interest rates. When rates are rising, the prices of debt
                                      securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes. Changes in interest
                                      rates also may cause certain municipal securities held by
                                      the Portfolio to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and will also suffer from having to reinvest in lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio
                                      will also suffer from the inability to invest in
                                      higher-yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall. The ability of a state or local government issuer to make payments can be affected by many factors, including
                                      economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal
                                      securities are payable only from limited revenue sources or by private entities.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER
   Peter Merzian is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Merzian, a Senior
   Associate, has been
   with MVA since 1993
   and has served as
   portfolio manager of
   the Portfolio since it
   commenced operations
   in 1996.
                                                       NATIONAL MUNICIPAL
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                       15
-

                                                       NATIONAL MUNICIPAL

   RISK/RETURN SUMMARY                                     BOND PORTFOLIO



   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   MUNICIPAL BOND INDEX -- 10
   YEAR is an unmanaged index
   that tracks the
   performance of municipal
   bonds with remaining
   maturities of 10 years or
   less.

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [BAR CHART GRAPHIC]

'1997'                                                                           9.94
------                                                                           ----
'98'                                                                             5.94


                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If sales charges were included,
                                       returns would be lower than those shown.


                                              Best quarter:  3.72% for the
                                                             quarter ending
                                                             September 30, 1997
                                              Worst quarter: -0.39% for the
                                                             quarter ending
                                                             March 31, 1997

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 4.75% sales charge)                                   0.92%                    5.21%
   Investor B Shares
   (with applicable contingent deferred sales charge)          0.10%                    5.60%

   Lehman Brothers Municipal Bond Index -- 10 Year             6.76%                    7.44%



   * November 18, 1996 for Investor A Shares and Investor B Shares; November 30, 1996 for the Lehman Brothers Municipal Bond Index -- 10 Year.

                                       16
-

                                                       NATIONAL MUNICIPAL

   RISK/RETURN SUMMARY                                 BOND PORTFOLIO


                                             FEES AND EXPENSES


                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)                SHARES     SHARES

    The table on this page shows the
    fees and expenses that you pay if
    you buy and hold Investor A Shares or
    Investor B Shares of the
    National Municipal Bond
    Portfolio.
                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       4.75%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES           SHARES

                                                  Management Fees                       .55%          .55%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%(3)      1.00%
                                                  Other Expenses                        .31%(3)       .31%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.16%(3)      1.86%(3)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (3) Distribution (12b-1) and Service Fees
                                         for the Portfolio's Investor A Shares
                                         and Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers or
                                         reimbursements are being made in order
                                         to keep the annual fees and expenses
                                         for the Portfolio's Investor A Shares
                                         and Investor B Shares at certain
                                         levels. DISTRIBUTION (12b-1) AND
                                         SERVICE FEES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .20% FOR
                                         INVESTOR A SHARES, AND OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .20% AND
                                         .95%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES AND .20% AND 1.75%,
                                         RESPECTIVELY, FOR INVESTOR B SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

                                                       NATIONAL MUNICIPAL
   RISK/RETURN SUMMARY                                 BOND PORTFOLIO

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:
                                             EXAMPLE


                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $588   $826    $1,083   $1,817
                                                INVESTOR B SHARES            $689   $885    $1,206   $1,997
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell your shares:
                                                                             $189   $585    $1,006   $1,997

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.


   TEMPORARY DEFENSIVE POSITIONS


   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income) and taxable obligations, including money market instruments and debt securities issued or guaranteed by the U.S. Government or its agencies. This strategy could prevent a Portfolio from achieving its investment objective.


   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS


   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.


 [Scale
 Icon]
             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

                                       19
-

 [Magnifying]
 [Glass Icon]
                                               DISTRIBUTION ARRANGEMENTS/
YOUR ACCOUNT                                   SALES CHARGES


   SHARE CLASSES


   Each Portfolio offers Investor A Shares and each Portfolio except the Short-Intermediate Municipal Portfolio offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

     TYPES OF CHARGES                     INVESTOR A SHARES                     INVESTOR B SHARES

     Sales Charge (Load)                  A front-end sales charge is           A contingent deferred sales charge
                                          assessed at the time of your          (CDSC) is assessed on shares
                                          purchase.                             redeemed within six years of
                                                                                purchase. Investor B Shares
                                                                                automatically convert to
                                                                                Investor A Shares eight years
                                                                                after purchase.
     Distribution (12b-1) and Service     Subject to annual distribution and    Subject to annual distribution and
     Fees                                 shareholder servicing fees            shareholder servicing fees
                                          of up to 0.30% of a Portfolio's       of up to 1.00% of a Portfolio's
                                          average daily net assets              average daily net assets
                                          attributable to its Investor A        attributable to its Investor B
                                          Shares.                               Shares.

                                               DISTRIBUTION ARRANGEMENTS/
YOUR ACCOUNT                                   SALES CHARGES


   CALCULATION OF SALES CHARGES

   INVESTOR A SHARES


   MISSOURI TAX-EXEMPT BOND AND NATIONAL MUNICIPAL BOND PORTFOLIOS



                                              SALES CHARGE      SALES CHARGE        DEALERS'
                                             AS A % OF THE       AS A % OF        REALLOWANCE
                    AMOUNT OF                OFFERING PRICE   NET ASSET VALUE      AS A % OF
                   TRANSACTION                 PER SHARE         PER SHARE       OFFERING PRICE
      Less than $50,000                          4.75%             4.99%             4.25%
      -----------------------------------------------------------------------------------------
      $50,000 but less than $100,000             4.50%             4.71%             4.00%
      -----------------------------------------------------------------------------------------
      $100,000 but less than $250,000            3.50%             3.63%             3.00%
      -----------------------------------------------------------------------------------------
      $250,000 but less than $500,000            2.50%             2.56%             2.00%
      -----------------------------------------------------------------------------------------
      $500,000 but less than $1 million          2.00%             2.04%             1.50%
      -----------------------------------------------------------------------------------------
      $1 million or more                         0.50%             0.50%             0.40%


   SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

                                              SALES CHARGE     SALES CHARGE        DEALERS'
                                             AS A % OF THE       AS A % OF       REALLOWANCE
                    AMOUNT OF                OFFERING PRICE   NET ASSET VALUE     AS A % OF
                   TRANSACTION                 PER SHARE         PER SHARE      OFFERING PRICE
      Less than $50,000                          2.50%             2.56%            2.00%
      ----------------------------------------------------------------------------------------
      $50,000 but less than $100,000             1.50%             1.52%            1.30%
      ----------------------------------------------------------------------------------------
      $100,000 but less than $1 million          1.00%             1.01%            0.85%
      ----------------------------------------------------------------------------------------
      $1 million or more                         0.50%             0.50%            0.40%


   The Fund's distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Fund's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's distributor out of its own assets and not out of the assets of the Portfolios. These programs will not change the price of Investor A Shares or the amount that the Portfolios will receive from such sales.

                                               DISTRIBUTION ARRANGEMENTS/
YOUR ACCOUNT                                   SALES CHARGES


   CALCULATION OF SALES CHARGES

   INVESTOR B SHARES

    For purposes of calculating the CDSC, all                          YEARS                  CDSC AS A % OF
    purchases made during a calendar month are                         SINCE                  DOLLAR AMOUNT
    considered to be made on the first day of that                    PURCHASE              SUBJECT TO CHARGE
    month. The CDSC is based on the value of the                        0-1                        5.0%
    Investor B Shares on the date that they are sold                    1-2                        4.0%
    or the original cost of the shares, whichever is                    2-3                        3.0%
    lower. To keep your CDSC as low as possible each                    3-4                        3.0%
    time you sell shares, the Fund will first sell                      4-5                        2.0%
    any shares in your account that are not subject                     5-6                        1.0%
    to a CDSC. If there are not enough of these, the                more than 6                    None
    Fund will sell the shares that have the lowest
    CDSC.

   SALES CHARGE REDUCTIONS
   INVESTOR A SHARES


   Additional purchases of Investor A Shares by existing Investor A shareholder accounts at March 31, 1999 in the Missouri Tax-Exempt Bond and National Municipal Bond Portfolios are eligible for reduced sales charges. See the SAI or call the Fund's distributor at 1-800-452-2724 for further information.


   You may also reduce the sales charge on Investor A Shares through:

    - RIGHTS OF ACCUMULATION. You can add the value of the Investor A Shares that you already own in any Portfolio of the Fund that charges a sales load to your next investment in Investor A Shares for purposes of calculating the sales charge.


    - QUANTITY DISCOUNTS. As the dollar amount of your purchase increases, your sales charge may decrease (see the tables on page 21). In addition, the Fund will combine purchases made on the same day by you and your immediate family members when calculating applicable sales charges.


    - LETTER OF INTENT. You can purchase Investor A Shares of any Portfolio of the Fund that charges a sales load over a 13-month period and pay the same sales charge you would have paid if all shares were purchased at once. The Fund's transfer agent will hold in escrow 5% of your total investment (for payment of a higher sales load in case you do not purchase the full amount indicated on the application) until the full amount is received. To participate, complete the "Letter of Intent" section on your account application.

    - REINVESTMENT PRIVILEGE. You can reinvest some or all of the money that you receive when you sell Investor A Shares of a Portfolio in Investor A Shares of any Portfolio of the Fund within 60 days without paying a sales charge.

                                               DISTRIBUTION ARRANGEMENTS/
   YOUR ACCOUNT                                             SALES CHARGES

   PURCHASE OF INVESTOR A
   SHARES AT NET ASSET
   VALUE


   From time to time, the
   Fund's distributor may
   offer investors the
   option to purchase
   Investor A Shares at
   net asset value
   without payment of a
   front-end sales
   charge. To qualify,
   you must pay for the
   shares with the
   redemption proceeds
   from a non-affiliated
   mutual fund. In
   addition, you must
   have paid a front-end
   sales charge on the
   shares you redeem. The
   purchase of Investor A
   Shares must occur
   within 30 days of the
   prior redemption, and
   you must show evidence
   of the redemption
   transaction. At the
   time of purchase, your
   broker-dealer or other
   financial institution
   must notify the Fund
   that your transaction
   qualifies for a
   purchase at net asset
   value.



                            SALES CHARGE WAIVERS

                            INVESTOR A SHARES
                            In addition, there's no sales charge when you buy Investor A Shares if:
                            - You buy shares by reinvesting your dividends and
                              capital gains distributions.
                            - You're an officer or director of the Fund (or an
                              immediate family member of any such individual).

                            - You're a director, a current or retired employee
                              or a participant in an employee benefit or retirement plan of Mercantile Bancorporation Inc. or the Fund's distributor or any of their affiliates (or an immediate family member of any such individual).

                            - You're a broker, dealer or agent who has a sales
                              agreement with the Fund's distributor (or an employee or immediate family member of any such individual).

                            - You buy shares pursuant to a wrap-free program
                              offered by a broker-dealer or other financial institution.


                            - You buy shares with the proceeds of Trust Shares
                              or Institutional Shares of a Portfolio redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of any other qualified account administered by Mercantile Bank or its affiliates or correspondents within 60 days of receipt of such payment.



                            - You buy shares through a payroll deduction
                              program.


                            - You're an employee of any sub-adviser to the Fund.

                            - You were a holder of a Southwestern Bell VISA card
                              formerly issued by Mercantile Bank of Southern Illinois, N.A. and you participated in the Fund's Automatic Investment Program.

                            - You're exchanging Trust Shares of a Portfolio
                              received from the distribution of assets held in a qualified trust, agency or custodian account with Mercantile Bank or any of its affiliates or correspondents.

                            - You're another investment company distributed by
                              the Fund's distributor or its affiliates.


                            If you think you qualify for any of these waivers, please call the Fund at 1-800-452-2724 before buying any shares.


                                       23
-

                                               DISTRIBUTION ARRANGEMENTS/
YOUR ACCOUNT                                   SALES CHARGES


   SALES CHARGE WAIVERS

   INVESTOR B SHARES
   No CDSC is assessed on redemptions of Investor B Shares if:
   - The shares were purchased with reinvested dividends or capital gains distributions.
   - The shares were purchased through an exchange of Investor B Shares of another Portfolio.

   - The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

   - The redemption is in connection with the death or disability of the shareholder.

   - You participate in the Automatic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.


   - Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 30).


   - The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

   DISTRIBUTION AND SERVICE FEES

   Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.30% of each Portfolio's Investor A Share assets. Investor B Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of each Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

   CONVERTING INVESTOR B SHARES TO INVESTOR A SHARES

   Eight years after you buy Investor B Shares of a Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

   CHOOSING BETWEEN INVESTOR A SHARES AND INVESTOR B SHARES

   In deciding whether to buy Investor A Shares or Investor B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Investor B Shares may equal or exceed the initial sales charge and fees for Investor A Shares. Investor A Shares may be a better choice if you qualify to have the sales charges reduced or eliminated, or if you plan to sell your shares within one or two years. Consult your financial adviser for help in choosing the appropriate share class.

   YOUR ACCOUNT                                EXPLANATION OF SALES PRICE


                                      Shares of each class in a Portfolio are sold at their net
                                      asset value (NAV) plus, in the case of Investor A Shares, a front-end sales charge, if applicable. This is commonly
                                      referred to as the "public offering price."
                                      The NAV for each class of shares of a Portfolio is
                                      determined as of the close of regular trading on the New
                                      York Stock Exchange (currently 4:00 p.m., Eastern time) on every business day. The NAV for a class of shares is
                                      determined by adding the value of the Portfolio's
                                      investments, cash and other assets attributable to a
                                      particular share class, subtracting the Portfolio's
                                      liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.
                                      - Each Portfolio's investments are valued according to
                                        market value. When a market quote is not readily available, the security's value is based on "fair value" as
                                        determined by MVA under the supervision of the Fund's
                                        Board of Directors.
                                      - If you properly place a purchase order that is delivered to the Fund before 4:00 p.m. (Eastern time) on any business day, the order receives the share price determined for
                                        your share class as of 4:00 p.m. that day. If the order is received after 4:00 p.m., it will receive the price
                                        determined on the next business day. You must pay for your shares no later than 4:00 p.m. three business days after
                                        placing the order, or the order will be cancelled.





   BUSINESS DAYS DEFINED


   A business day is any
   day that both the New
   York Stock Exchange
   and the Federal
   Reserve Bank of St.
   Louis are open for
   business. Currently,
   the Fund observes the
   following holidays:
   New Year's Day, Martin
   Luther King Jr. Day,
   Presidents' Day, Good
   Friday, Memorial Day
   (observed),
   Independence Day
   (observed), Labor Day,

   Columbus Day,
   Veterans'
   Day, Thanksgiving and
   Christmas.

                                                                                        TO OPEN         TO ADD TO
                                                        MINIMUM INVESTMENTS           YOUR ACCOUNT     YOUR ACCOUNT
                                                        Regular accounts                 $1,000            $100
                                                        ------------------------------------------------------------
                                                        Sweep program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Wrap fee program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Payroll Deduction
                                                        Program*                           None            $25
                                                        ------------------------------------------------------------
                                                                                                      $1,000 minimum
                                                        Automatic Exchange                               account
                                                        Program*                         $5,000          balance
                                                        ------------------------------------------------------------
                                                        Automatic Investment
                                                        Program*                            $50            $50


                                           *See Investor Programs below.

   Investing in the Mercantile
   Tax-Exempt Bond Portfolios is
   quick and convenient. You can
   purchase Investor A Shares or
   Investor B Shares in any of the
   following ways:



    - THROUGH A BROKER-DEALER
      ORGANIZATION. You can
      purchase shares through any
      broker-dealer organization
      that has a sales agreement
      with the Fund's distributor.
      The broker-dealer
      organization is responsible
      for sending your purchase
      order to the Fund.


    - THROUGH A FINANCIAL
      ORGANIZATION. You can
      purchase shares through any
      financial organization that
      has entered into a servicing
      agreement with the Fund. The
      financial organization is
      responsible for sending your
      purchase order to the Fund.


    - DIRECTLY FROM THE FUND BY MAIL. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
      Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. Remember to specify whether you're buying Investor A Shares or Investor B Shares. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.


   In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

   YOUR ACCOUNT                                         HOW TO BUY SHARES

                                       26
-

   YOUR ACCOUNT                                        HOW TO SELL SHARES


   SELLING RECENTLY
   PURCHASED SHARES
   If you attempt to
   sell shares you
   recently purchased
   with a personal
   check, the Fund
   may delay
   processing your
   request until it
   collects payment
   for those shares.
   This process may
   take up to 15
   days, so if you
   plan to sell
   shares shortly
   after purchasing
   them, you may want
   to consider
   purchasing shares
   with a certified
   or bank check or
   via electronic
   transfer to avoid
   delays.



                                 You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming"
                                 your shares. You can redeem your shares in the following
                                 ways:
                                 THROUGH A BROKER-DEALER OR OTHER FINANCIAL ORGANIZATION
                                 If you purchased your shares through a broker-dealer or
                                 other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.
                                 BY MAIL
                                 Send your written redemption request to: Mercantile Mutual
                                 Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis,
                                 Missouri 63178. Your request must include the name of the
                                 Portfolio, the number of shares or the dollar amount you
                                 want to sell, your account number, your social security or tax identification number and the signature of each
                                 registered owner of the account. Your request also must be accompanied by any share certificates that are properly
                                 endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations,
                                 partnerships, executors, trustees, administrators or
                                 guardians.
                                 The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the
                                 shareholder of record and the redemption is either mailed to the shareholder's address of record or electronically
                                 transferred to the account designated on the original
                                 account application. A signature guarantee helps prevent
                                 fraud, and you may obtain one from most banks and
                                 broker-dealers. Contact your broker-dealer or other
                                 financial organization or the Fund for more information on signature guarantees.
                                 BY TELEPHONE
                                 You may redeem your shares by telephone if you have selected that option on your account application. Call the Fund at
                                 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred electronically to the bank account designated on your account application. If you have not previously selected the telephone privilege, you
                                 may add this feature by providing written instructions to
                                 the Fund's transfer agent. If you have difficulty getting
                                 through to the Fund because of unusual market conditions,
                                 consider selling your shares by mail.
                                 You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund
                                 accepts your order. The proceeds of the sale of Investor B
                                 Shares will be reduced by the applicable CDSC. Your proceeds ordinarily are sent electronically or mailed by check within three business days. If your account holds both Investor A
                                 Shares and Investor B Shares, be sure to specify which
                                 shares you are selling. Otherwise, Investor A Shares will be sold first.


                                       27
-

   It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

   AUTOMATIC INVESTMENT PROGRAM


   You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Automatic Investment Program
   (AIP). Under the AIP, you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the 5th or 20th day (or the next business day after the 5th or the 20th) of each month at the net asset value plus any front-end sales charge, if applicable, next determined on the day the order is effected. To take advantage of the AIP, complete the AIP authorization form included with your account application or contact your broker-dealer or other financial organization.



   AIP lets you take advantage of "dollar cost averaging," a long-term investment technique designed to help investors reduce their average cost per share over time. Instead of trying to time the market, you can invest a fixed dollar amount each month. So, you buy fewer Portfolio shares when prices are high and more when prices are low. Because dollar cost averaging involves regular investing over time, regardless of share price, it may not be appropriate for all investors.


   In addition, dollar cost averaging does not guarantee a profit or protect against loss in a steadily declining market. To be effective, dollar cost averaging usually should be followed on a sustained, consistent basis. Even then, however, there can be no guarantee of the success of this technique, and it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than the original purchase price.


   EXCHANGES



   The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of one Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.



   When exchanging Investor A Shares of a Portfolio that has no sales charge or a lower sales charge for Investor A Shares of a Portfolio with a higher sales charge, you will pay the difference.



   You may exchange Investor B Shares without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.


   YOUR ACCOUNT                                         INVESTOR PROGRAMS

                                       28
-

   AUTOMATIC EXCHANGE PROGRAM


   This program lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class. Because you're making regular purchases, the Automatic Exchange Program enables you to take advantage of dollar cost averaging. (See "Automatic Investment Program" above.)

   To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to the Automatic Exchange Program or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

   AUTOMATIC WITHDRAWAL PLAN


   If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Automatic Withdrawal Plan (AWP). With the AWP, you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the 5th or 20th day of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares made through the AWP that don't annually exceed 12% of your account's value.


   To participate in the AWP, complete the AWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the AWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

   PAYROLL DEDUCTION PROGRAM

   You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

                                       29
-

   The Fund reserves the right to:


     - Vary or waive any minimum investment requirement.


     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Change or cancel the procedures for selling or exchanging shares by telephone at any time.

     - Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the Automatic Exchange, Automatic Investment and Automatic Withdrawal programs at any time.
     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

   If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.


   Also, your broker-dealer or other financial organization may establish policies that differ from those of the Funds. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.


   YOUR ACCOUNT                              GENERAL TRANSACTION POLICIES

                                       30
-

   DIVIDENDS AND DISTRIBUTIONS


   The Portfolios pay their shareholders dividends from the Portfolios' respective net investment income and distribute any net capital gains the Portfolios have realized.

   Dividends are declared daily and paid monthly. Capital gains, if any, are distributed once a year. It's expected that each Portfolio's annual distributions will be primarily income dividends.

   Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.


   All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.


 [Chart
 Icon]
             DISTRIBUTIONS AND TAXES

                                       31
-

   DISTRIBUTIONS AND TAXES

----------------------
You will be advised at
least annually regarding
the federal income tax
treatment and, if you
own shares of the
Missouri Tax-Exempt
Bond Portfolio, the
Missouri state income
tax treatment, of
dividends and
distributions made to
you. You should save
your account
statements because
they contain
information you will
need to calculate your
capital gains or losses
upon your ultimate
sale or exchange of
shares in the Portfolios.


                       TAXATION

                       As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.
                       - It is expected that the Portfolios will distribute
                         dividends derived from interest earned on exempt securities, and these "exempt-interest dividends" will be exempt income for shareholders for federal income tax purposes. However, distributions, if any, derived from net capital gains of each Portfolio will generally be taxable to you as capital gains. Dividends, if any, derived from short-term capital gain or taxable interest income will be taxable to you as ordinary income.

                       - You should note that if you purchase shares just prior
                         to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

                       - You will recognize taxable gain or loss on a sale,
                         exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

                       - You should note that a portion of the exempt-interest
                         dividends paid by each Portfolio may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.
                       - The Missouri Tax-Exempt Bond Portfolio anticipates that
                         the dividends that it pays that are attributable to interest earned by the Portfolio will also be exempt from Missouri state income taxes. Dividends paid by the Short-Intermediate Municipal and National Municipal Bond Portfolios that are attributable to interest earned by the Portfolios may be taxable to shareholders under state or local law.

                       - For more information regarding the taxation of the
                         Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax consequences with respect to your specific situation.

 [Open Book
 Icon]
             MANAGEMENT OF THE FUND

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:


                                             INVESTMENT ADVISORY FEES
                  PORTFOLIO                    AS A % OF NET ASSETS
                                          ------------------------------
     Short-Intermediate Municipal
       Portfolio                                       .33%
                                          ------------------------------
     Missouri Tax-Exempt Bond Portfolio                .45%
                                          ------------------------------
     National Municipal Bond Portfolio                 .34%
    ---------------------------------------------------------------------

 [Open Hand
 Icon]
             FINANCIAL HIGHLIGHTS


   INTRODUCTION





   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI.

   FINANCIAL HIGHLIGHTS            SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO


                                                            INVESTOR A SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                              JULY 10, 1995 TO
                                          FOR THE YEARS ENDED NOVEMBER 30,      NOVEMBER 30,
                                            1998        1997        1996           1995(a)
   NET ASSET VALUE, BEGINNING OF PERIOD    $ 10.11     $ 10.08     $ 10.08         $ 10.00
   --------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                    0.35        0.37        0.40              --
     Net realized and unrealized gains
       from investments                       0.15        0.03          --            0.08
   --------------------------------------------------------------------------------------------
       Total from Investment Activities       0.50        0.40        0.40            0.08
   --------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                   (0.35)      (0.37)      (0.40)             --
   --------------------------------------------------------------------------------------------
       Total Distributions                   (0.35)      (0.37)      (0.40)             --
   --------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD          $ 10.26     $ 10.11     $ 10.08         $ 10.08
   --------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                             5.16%       4.12%       4.02%           0.80%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)     $    32     $    16     $    51         $    --(c)
     Ratio of expenses to average net
       assets                                 0.89%       0.62%       0.56%           0.00%(d)
     Ratio of net investment income to
       average net assets                     3.54%       3.78%       3.83%           0.00%(d)
     Ratio of expenses to average net
       assets*                                1.21%       1.32%       1.26%           0.00%(d)
     Portfolio turnover**                    18.58%       0.00%       0.00%           0.00%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Only one Investor A Share, worth $10.08, was outstanding as of November 30, 1995.

   (d) Annualized.

                                                                       INVESTOR A SHARES
                                                        (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                   FOR THE
                                                                               SIX MONTHS ENDED   FOR THE YEARS ENDED
                                           FOR THE YEARS ENDED NOVEMBER 30,      NOVEMBER 30,           MAY 31,
                                             1998        1997        1996          1995(D)        1995(A)      1994
    NET ASSET VALUE,
      BEGINNING OF PERIOD                   $ 11.87     $ 11.69     $ 11.74        $ 11.52        $ 11.13    $ 11.54
    -----------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                    0.52        0.53        0.55           0.27           0.55       0.55
      Net realized and unrealized gains
        (losses) from investments              0.21        0.18       (0.05)          0.22           0.40      (0.37)
    -----------------------------------------------------------------------------------------------------------------
        Total from Investment Activities       0.73        0.71        0.50           0.49           0.95       0.18
    -----------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                   (0.52)      (0.53)      (0.55)         (0.27)         (0.55)     (0.55)
      Net realized gains                         --          --          --             --          (0.01)     (0.04)
    -----------------------------------------------------------------------------------------------------------------
        Total Distributions                   (0.52)      (0.53)      (0.55)         (0.27)         (0.56)     (0.59)
    -----------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $ 12.08     $ 11.87     $ 11.69        $ 11.74        $ 11.52    $ 11.13
    -----------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                             6.31%       6.27%       4.41%          4.32%(b)        8.91%     1.53%
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)     $23,611     $23,722     $25,144        $24,726        $24,318    $27,919
      Ratio of expenses to average net
        assets                                 0.86%       0.86%       0.85%          0.95%(c)        0.84%     0.65%
      Ratio of net investment income to
        average net assets                     4.38%       4.57%       4.75%          4.64%(c)        5.02%     4.75%
      Ratio of expenses to average net
        assets*                                1.06%       1.06%       1.05%          1.18%(c)        1.18%     1.12%
      Portfolio turnover**                     6.14%       3.50%       3.66%          1.55%            --      20.00%


    * During the period, certain fees were voluntary reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.


   (b) Not annualized.

   (c) Annualized.


   (d) Upon reorganizing as a portfolio of the Fund on October 2, 1995, the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30.



   FINANCIAL HIGHLIGHTS                MISSOURI TAX-EXEMPT BOND PORTFOLIO


                                       36
-

                                                                      INVESTOR B SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                FOR THE
                                                                            SIX MONTHS ENDED      MARCH 1, 1995
                                            FOR YEARS ENDED NOVEMBER 30,      NOVEMBER 30,         TO MAY 31,
                                             1998       1997       1996         1995(E)              1995(A)
    NET ASSET VALUE, BEGINNING OF PERIOD    $11.86     $11.68     $11.74         $11.52              $11.19
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.43       0.44       0.45           0.22                0.11
      Net realized and unrealized gains
        (losses) on investments               0.21       0.18      (0.06)          0.22                0.33
    --------------------------------------------------------------------------------------------------------------
        Total from Investment Activities      0.64       0.62       0.39           0.44                0.44
    --------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.43)     (0.44)     (0.45)         (0.22)              (0.11)
    --------------------------------------------------------------------------------------------------------------
        Total Distributions                  (0.43)     (0.44)     (0.45)         (0.22)              (0.11)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $12.07     $11.86     $11.68         $11.74              $11.52
    --------------------------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                            5.47%      5.43%      3.48%          3.88%(b)            8.61%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)     $2,496     $1,398     $  675         $  433              $   94
      Ratio of expenses to average net
        assets                                1.66%      1.66%      1.65%          1.77%(d)            1.76%(d)
      Ratio of net investment income to
        average net assets                    3.57%      3.76%      3.96%          3.82%(d)            4.00%(d)
      Ratio of expenses to average net
        assets*                               1.76%      1.76%      1.75%          1.87%(d)            1.88%(d)
      Portfolio turnover**                    6.14%      3.50%      3.66%          1.55%                 --


    * During the period, certain fees were voluntary reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares and authorized the issuance of a third series of shares designated as "Investor B" Shares. These financial highlights of Investor B Shares cover the period from March 1, 1995 (commencement of operations) through May 31, 1995.


   (b) Not annualized.


   (c) Represents the total return for Investor A Shares from June 1, 1994 to February 28, 1995, plus the total return for Investor B Shares from March 1, 1995 to May 31, 1995.


   (d) Annualized.

   (e) Upon reorganizing as a portfolio of the Fund on October 2, 1995, the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30.



   FINANCIAL HIGHLIGHTS                MISSOURI TAX-EXEMPT BOND PORTFOLIO


                                       37
-

   FINANCIAL HIGHLIGHTS                 NATIONAL MUNICIPAL BOND PORTFOLIO



                                                     (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                NOVEMBER 18,                         NOVEMBER 18,
                                          FOR THE YEARS ENDED     1996 TO      FOR THE YEARS ENDED     1996 TO
                                             NOVEMBER 30,       NOVEMBER 30,      NOVEMBER 30,       NOVEMBER 30,
                                            1998       1997       1996(A)        1998       1997       1996(A)
                                          INVESTOR   INVESTOR     INVESTOR     INVESTOR   INVESTOR     INVESTOR
                                          A SHARES   A SHARES     A SHARES     B SHARES   B SHARES     B SHARES
   NET ASSET VALUE, BEGINNING OF PERIOD   $ 10.27    $ 10.05      $ 10.00      $ 10.29    $ 10.05      $ 10.00
   --------------------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.44       0.52         0.02         0.36       0.44         0.02
     Net realized and unrealized gains
       from investments                      0.30       0.22         0.05         0.30       0.24         0.05
   --------------------------------------------------------------------------------------------------------------
       Total from Investment Activities      0.74       0.74         0.07         0.66       0.68         0.07
   --------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.44)     (0.52)       (0.02)       (0.36)     (0.44)       (0.02)
     Net realized gains                     (0.35)        --           --        (0.35)        --           --
   --------------------------------------------------------------------------------------------------------------
       Total Distributions                  (0.79)     (0.52)       (0.02)       (0.71)     (0.44)       (0.02)
   --------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $ 10.22    $ 10.27      $ 10.05      $ 10.24    $ 10.29      $ 10.05
   --------------------------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charge)                             7.56%      7.61%        0.73%(b)     6.69%      7.01%        0.70%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at end of period (000)    $ 1,162    $   717      $     1      $   503    $   408      $     1
     Ratio of expenses to average net
       assets                                0.85%      0.35%        0.37%(c)     1.56%      1.17%        1.10%(c)
     Ratio of net investment income to
       average net assets                    4.18%      4.71%        9.08%(c)     3.51%      4.08%        8.35%(c)
     Ratio of expenses to average net
       assets*                               1.16%      1.17%        1.07%(c)     1.86%      1.89%        1.80%(c)
     Portfolio turnover**                   18.30%     83.94%          --        18.30%     83.94%          --


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

[Back Cover Page]

Where to find more information

You'll find more information about the Mercantile Tax-Exempt Bond Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Mercantile Tax-Exempt Bond Portfolios are also available on the SEC's website at http://www.sec.gov.







The Fund's Investment Company Act File No. is 811-3567

Mercantile Mutual Funds, Inc.
PROSPECTUS
MARCH 31, 1999

STOCK PORTFOLIOS

Balanced Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth & Income Equity Portfolio
Growth Equity Portfolio
Small Cap Equity Portfolio
Small Cap Equity Index Portfolio
International Equity Portfolio

Investor A Shares and Investor B Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                    CONTENTS

                                      [LOGO]    RISK/RETURN SUMMARY
                                                  3  Overview
                                                  4  Balanced Portfolio
                                                  9  Equity Income Portfolio
                                                 13  Equity Index Portfolio
                                                 17  Growth & Income Equity Portfolio
                                                 21  Growth Equity Portfolio
                                                 25  Small Cap Equity Portfolio
                                                 29  Small Cap Equity Index Portfolio
                                                 32  International Equity Portfolio
                                                 36  Additional Information on Risk

                                      [LOGO]    YOUR ACCOUNT
                                                 37  Distribution Arrangements/Sales Charges
                                                 42  Explanation of Sales Price
                                                 43  How to Buy Shares
                                                 44  How to Sell Shares
                                                 45  Investor Programs
                                                 47  General Transaction Policies
                                                DISTRIBUTIONS AND TAXES



                                        LOGO
                                        LOGO
                                                 48  Dividends and Distributions
                                                 49  Taxation
                                                MANAGEMENT OF THE FUND



                                        LOGO
                                        LOGO
                                                 50  The Adviser
                                                 50  The Sub-Adviser
                                                FINANCIAL HIGHLIGHTS



                                        LOGO
                                        LOGO
                                                 51  Introduction
                                                 52  Balanced Portfolio
                                                 54  Equity Income Portfolio
                                                 55  Equity Index Portfolio
                                                 56  Growth & Income Equity Portfolio
                                                 58  Growth Equity Portfolio
                                                 59  Small Cap Equity Portfolio
                                                 61  International Equity Portfolio



                                        2
                                                                        CONTENTS




                                      This prospectus describes the Mercantile Stock Portfolios, eight investment portfolios offered by Mercantile Mutual
                                      Funds, Inc. (the "Fund"). The Fund was formerly known as The
                                      ARCH Fund(R), Inc. On the following pages, you will find
                                      important information about each Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses (including sales charges) you pay as an investor in the Portfolio.

    WHO MAY WANT TO INVEST IN         The Mercantile Stock Portfolios may be appropriate for
    THE MERCANTILE STOCK              investors who seek capital growth over the long term and are
    PORTFOLIOS?                       comfortable with the risks of stock markets. The Portfolios may NOT be appropriate for investors who are investing for short-term goals or are mainly seeking current income.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. You could lose money by investing in the Portfolios.


 logo
 logo
             RISK/RETURN SUMMARY                                 OVERVIEW

                                        3
-

   TOTAL RETURN consists
   of net income
   (dividend and/or
   interest income from
   Portfolio securities,
   less expenses of the
   Portfolio) and capital
   gains and losses, both
   realized and
   unrealized, from
   Portfolio securities.



   INVESTMENT GRADE BONDS
   are those of medium
   credit quality or
   better as determined
   by a national rating
   agency, such as
   Standard & Poor's
   Ratings Group (bonds
   rated BBB or better)
   and Moody's Investors
   Service, Inc. (bonds
   rated Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   bond issuer will
   default on its
   principal and interest
   payments.


   PORTFOLIO MANAGER

   Peter Merzian, a
   senior associate of
   MVA, is responsible
   for the day-to-day
   management of the
   Portfolio. He has been
   with MVA since 1993
   and has managed the
   Portfolio since May
   1996. He also manages
   the Fund's three
   municipal bond
   portfolios.

 logo
 logo   Q


             RISK/RETURN SUMMARY                       BALANCED PORTFOLIO




                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to maximize total
                                      return through a combination of growth of capital and
                                      current income consistent with the preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests in a combination of equity securities
                                      (such as stocks), fixed-income securities (such as bonds)
                                      and money market instruments in weightings the Adviser
                                      believes will offer attractive total returns over time. In making asset allocation decisions, the Adviser evaluates
                                      forecasts for inflation, interest rates and long-term
                                      corporate earnings growth. The Adviser then examines the
                                      potential effect of these factors on each asset group over a one- to three-year time period using its own dynamic
                                      computer models. These models show the statistical impact of the Adviser's economic outlook upon the future returns of
                                      each asset group. The Adviser periodically will increase or decrease the Portfolio's allocations to equities and
                                      fixed-income securities based on which class appears
                                      relatively more attractive than the other. For example, if the Adviser expects more rapid economic growth leading to
                                      better corporate earnings, it will increase the Portfolio's holdings of equity securities and reduce its holdings of
                                      fixed-income securities and money market instruments.

                                      In selecting equity securities, the Adviser considers
                                      historical and projected earnings, the price/earnings
                                      relationship and company growth and asset value. In
                                      selecting fixed-income securities, the Adviser seeks those issues representing the best value among various sectors,
                                      and also considers credit quality, prevailing interest rates and liquidity.

                                      Under normal market conditions, the Portfolio invests at
                                      least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities.
                                      The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. The Portfolio's equity securities will consist mainly of common stocks, and its fixed-income securities will consist mainly of
                                      investment grade bonds, including U.S. Government
                                      securities. Occasionally, the rating of a fixed-income
                                      security held by the Portfolio may be downgraded. If that
                                      happens, the Portfolio does not have to sell the security
                                      unless the Adviser determines that under the circumstances the security is no longer an appropriate investment for the
                                      Portfolio.


                                        4
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Portfolio also invests in fixed-income securities, which lose value when interest rates increase (but increase in
                                      value when interest rates decline). Longer-term fixed-income securities are more susceptible to these fluctuations in
                                      interest rates than short-term fixed-income securities.
                                      Changes in interest rates may cause certain fixed-income
                                      securities, such as callable securities and mortgage-backed securities, to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and will also suffer from having to reinvest in lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio
                                      will suffer from the inability to invest in higher-yielding securities. Fixed-income securities are subject to other
                                      risks, including the risk that the issuer will be unable to make payments of principal and interest.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


 logo
 logo   Q


             RISK/RETURN SUMMARY                       BALANCED PORTFOLIO


                                        5
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of broad-based market
   indexes. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX
   THE S&P 500 INDEX is an
   unmanaged
   index comprised of 500
   widely held
   common stocks listed on the
   New York
   Stock Exchange, the
   American Stock
   Exchange and NASDAQ.
   THE LEHMAN BROTHERS
   AGGREGATE BOND
   INDEX is an unmanaged index
   made up
   of Lehman Brothers'
   Government/
   Corporate Bond Index, its
   Mortgage
   Backed Securities Index and
   its Asset
   Backed Securities Index.

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO


                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [BALANCED PORTFOLIO BAR GRAPH -- STATED IN
                                    PERCENTAGES]

                                                                          BALANCED PORTFOLIO
                                                                          ------------------
'1994'                                                                           -2.11
'95'                                                                             26.30
'96'                                                                             11.93
'97'                                                                             18.02
'98'                                                                             11.11


                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If sales charges were included,
                                       returns would be lower than those shown.


                                            Best quarter:  10.78% for the
                                                           quarter ending
                                                           December 31, 1998
                                            Worst quarter: -7.39% for the
                                                           quarter ending
                                                           September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                      SINCE
                                                     1 YEAR          5 YEARS        INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                          5.03%           11.38%          10.69%
   Investor B Shares**
   (with applicable contingent deferred sales
   charge)                                            5.34%           11.88%          11.12%
   S&P 500 Index                                     28.60%           24.05%          21.73%
   Lehman Brothers Aggregate Bond Index               8.69%            7.27%           7.27%



    * April 1, 1993 for Investor A Shares; March 31, 1993 for the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.


   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had these distribution and service fees been reflected, average annual total returns would have been lower.


                                        6
-

    RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO


                                             FEES AND EXPENSES


    The table on this page shows the fees and     SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
    expenses that you pay if you buy and hold     (FEES YOU PAY DIRECTLY)              SHARES       SHARES
    Investor A                                    Maximum sales charge (load) to
    Shares or Investor B Shares of the Balanced   buy shares, shown as a % of the
    Portfolio.                                    offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A   INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES        SHARES

                                                  Management Fees                       .75%          .75%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .31%(3)       .31%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.36%(3)      2.06%(3)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .22% AND 1.27%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .22% AND 1.97%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO



   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:

                                             EXAMPLE


                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $681   $957    $1,254   $2,095
                                                  INVESTOR B SHARES             $709   $946    $1,308   $2,210
                                                  If you hold Investor B
                                                  Shares, you would pay the
                                                  following expenses if you
                                                  did not sell your shares:
                                                                                $209   $646    $1,108   $2,210

   MARKET CAPITALIZATION
   is a common measure of
   the size of a company.
   It is the market price
   of a share of the
   company's stock
   multiplied by the
   number of outstanding
   shares.

   VALUE STOCKS are those
   that appear to be
   underpriced based on
   valuation measures,
   such as lower
   price-to- earnings and
   price-to-book value
   ratios.

   PORTFOLIO MANAGER

   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.


 logo
 logo   Q
               EQUITY INCOME

               PORTFOLIO

             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      value companies with large market capitalizations
                                      (generally, $5 billion or higher). In selecting these
                                      stocks, the Adviser evaluates a number of quantitative
                                      factors, including dividend yield, current and future
                                      earnings potential compared to stock prices and total return potential. The Adviser also examines other measures of
                                      valuation, including cash flow, asset value and book value.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in income-producing
                                      (dividend-paying) equity securities, primarily common
                                      stocks. These stocks generally will be listed on a national stock exchange or will be unlisted stocks with established over-the-counter markets. Many such stocks may offer
                                      above-average levels of income as compared to the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the value stocks it typically holds may not perform as well as other types of stocks, such as growth stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                        9
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Investor A
   Shares during the past
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.

   KNOW YOUR INDEX
   THE RUSSELL 1000 VALUE
   INDEX is an unmanaged index
   that measures the
   performance of the stocks
   in the Russell 1000 Index
   with less than average
   growth orientation.
   Companies in this Index
   generally have low price to
   book and price/earnings
   ratios, higher dividend
   yields and lower forecasted
   growth values. The Russell
   1000 Index consists of the
   1,000 largest U.S.
   companies as ranked by
   total market
   capitalization.

     EQUITY INCOME

     PORTFOLIO

   RISK/RETURN SUMMARY

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [EQUITY INCOME PORTFOLIO BAR GRAPH -- STATED
                                    IN PERCENTAGES]

                                                                        EQUITY INCOME PORTFOLIO
                                                                        -----------------------
'1998'                                                                           10.09


                                       The return for Investor B Shares differed from the return shown in the bar chart because the two classes bear different expenses. The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If these sales charges were included, the return would be lower than that shown.


                                              Best quarter:  14.36% for the
                                                             quarter ending
                                                             June 30, 1997
                                              Worst quarter: -8.77% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                                    4.04%                   13.51%
   Investor B Shares
   (with applicable contingent deferred sales charge)           5.05%                   14.65%
   Russell 1000 Value Index                                    15.63%                   23.26%



   * February 27, 1997 for Investor A Shares and Investor B Shares; February 28, 1997 for the Russell 1000 Value Index.


                                       10
-

                                                            EQUITY INCOME

                                                            PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


   The table on this page shows the fees and      SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
   expenses that you pay if you buy and hold      (FEES YOU PAY DIRECTLY)              SHARES       SHARES
   Investor A Shares or Investor B Shares of the
   Equity Income Portfolio.
                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A   INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)              SHARES       SHARES

                                                  Management Fees                       .75%          .75%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .33%(3)       .33%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.38%(3)      2.08%(3)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .22% AND 1.27%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES,
                                         AND .22% AND 1.97%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                                            EQUITY INCOME
                                                            PORTFOLIO
   RISK/RETURN SUMMARY


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:

                                             EXAMPLE


                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $683   $963    $1,264   $2,116
                                                  INVESTOR B SHARES             $711   $952    $1,319   $2,231
                                                  If you hold Investor B
                                                  Shares, you would pay the
                                                  following expenses if you
                                                  did not sell your shares:     $211   $652    $1,119   $2,231

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of
                                      U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500
                                      Index (the "S&P 500 Index").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P 500 Index. The Portfolio invests substantially all
                                      (at least 80%) of its total assets in securities listed in the S&P 500 Index and typically will hold all 500 stocks
                                      represented in the Index. In general, each stock's
                                      percentage weighting in the Portfolio is based on its
                                      weighting in the Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the
                                      large-capitalization stocks it typically holds may not
                                      perform as well as other types of stocks, such as
                                      small-capitalization stocks.
                                      There is the additional risk that the Portfolio's investment results may fail to match those of the S&P 500 Index.


   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   The S&P 500 INDEX is
   an unmanaged index
   comprised of 500
   widely held common
   stocks listed on the
   New York Stock
   Exchange, the American
   Stock Exchange and
   NASDAQ.

 logo
 logo   Q
             RISK/RETURN SUMMARY                   EQUITY INDEX PORTFOLIO

                                       13
-

   RETURN HISTORY


   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Investor A
   Shares during the last
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of the S&P 500 Index. Both
   the bar chart and table
   assume reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   RISK/RETURN SUMMARY                             EQUITY INDEX PORTFOLIO


                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [EQUITY INDEX PORTFOLIO BAR GRAPH -- STATED
                                    AS PERCENTAGES]

                                                                        EQUITY INDEX PORTFOLIO
                                                                        ----------------------
'1998'                                                                           27.76


                                       The bar chart does not reflect any sales charges on purchases of the Portfolio's Investor A Shares. If these sales charges were included, the return would be lower than that shown.



                                            Best quarter:  20.97% for the
                                                           quarter ending


                                                           December 31, 1998


                                            Worst quarter: -9.96% for the
                                                           quarter ending


                                                           September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                                   20.77%                   26.26%
   S&P 500 Index                                               28.60%                   31.31%



   * May 1, 1997 for Investor A Shares; April 30, 1997 for the S&P 500 Index.


                                       14
-

                                             FEES AND EXPENSES


                                                  SHAREHOLDER FEES
                                                  (FEES YOU PAY DIRECTLY)                      INVESTOR A SHARES

    The table on this page shows the fees and
    expenses that you pay if you buy and hold
    Investor A Shares of the Equity Index
    Portfolio.
                                                  Maximum sales charge (load) to buy shares,
                                                  shown as a % of the offering price                 5.50%(1)
                                                  Maximum deferred sales charge (load) shown
                                                  as a % of the offering price or sale
                                                  price, whichever is less                            None

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          INVESTOR A SHARES

                                                  Management Fees                                     .30%
                                                  Distribution (12b-1) and Service Fees               .30%
                                                  Other Expenses                                      .43%(2)
                                                  Total Annual Portfolio Operating Expenses          1.03%(2)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .25%
                                         AND .85%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.



   RISK/RETURN SUMMARY                             EQUITY INDEX PORTFOLIO


                                       15
-

   RISK/RETURN SUMMARY                             EQUITY INDEX PORTFOLIO


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:
                                                           EXAMPLE

                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $649   $860    $1,087   $1,740


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in common stocks. The
                                      Adviser selects stocks based on a number of factors related to historical and projected earnings and the price/earnings relationship as well as company growth and asset value,
                                      consistency of earnings growth and earnings quality.

                                      Stocks purchased for the Portfolio generally will be listed on a national stock exchange or will be unlisted securities with an established over-the-counter market. These stocks
                                      tend to pay dividends, so many of the Portfolio's
                                      investments may produce some income. Nevertheless, income is not the primary factor in the stock selection process.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


   PORTFOLIO MANAGER

   MVA's Equity Committee
   is responsible for the
   day-to- day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.

 logo
 logo   Q
               GROWTH & INCOME
               EQUITY PORTFOLIO
             RISK/RETURN SUMMARY

                                       17
-

   RETURN HISTORY


   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX

   THE S&P 500 INDEX is an
   unmanaged
   index comprised of 500
   widely held
   common stocks listed on the
   New York
   Stock Exchange, the
   American Stock
   Exchange and NASDAQ.
     GROWTH & INCOME

     EQUITY PORTFOLIO

   RISK/RETURN SUMMARY

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [GROWTH & INCOME EQUITY PORTFOLIO BAR GRAPH
                                    -- STATED AS PERCENTAGES]

                                                                   GROWTH & INCOME EQUITY PORTFOLIO
                                                                   --------------------------------
'1989'                                                                           26.81
'90'                                                                              -1.4
'91'                                                                             26.66
'92'                                                                             10.61
'93'                                                                              9.61
'94'                                                                             -0.42
'95'                                                                             34.12
'96'                                                                             18.88
'97'                                                                             27.21
'98'                                                                             12.73


                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart, because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If these sales charges were
                                       included, returns would be lower than
                                       those shown.


                                            Best quarter:  18.12% for the
                                                           quarter ending
                                                           December 31, 1998
                                            Worst quarter: -14.42% for the
                                                           quarter ending
                                                           September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                     1 YEAR    5 YEARS    10 YEARS    INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                          6.88%    16.65%      15.28%       15.02%
   Investor B Shares**
   (with applicable contingent deferred sales
   charge)                                            6.94%    17.16%      15.58%       15.29%

   S&P 500 Index                                     28.60%    24.05%      19.19%       18.93%



    * June 2, 1988 for Investor A Shares; May 31, 1988 for the S&P 500 Index.


   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had these distribution and service fees been reflected, average annual total returns would have been lower.


                                       18
-

                                                          GROWTH & INCOME

                                                          EQUITY PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


   The table on this page shows the fees and      SHAREHOLDER FEES                   INVESTOR A    INVESTOR B
   expenses that you pay if you buy and hold      (FEES YOU PAY DIRECTLY)              SHARES       SHARES
   Investor A Shares or Investor B Shares of the  Maximum sales charge (load) to
   Growth & Income Equity Portfolio.              buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)              SHARES        SHARES

                                                  Management Fees                       .55%          .55%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .29%(3)       .29%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.14%(3)      1.84%(3)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .19% AND 1.04%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .19% AND 1.74%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                                          GROWTH & INCOME
                                                          EQUITY PORTFOLIO
   RISK/RETURN SUMMARY


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:

                                                    EXAMPLE


                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $660   $892    $1,143   $1,860
                                                INVESTOR B SHARES            $687   $879    $1,195   $1,975
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell
                                                your shares:
                                                                             $187   $579    $  995   $1,975

   GROWTH STOCKS offer
   strong revenue and
   earnings potential and
   accompanying capital
   growth, with less
   dividend income than
   value stocks.
   PORTFOLIO MANAGER

   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.

 logo
 logo   Q
               GROWTH EQUITY

               PORTFOLIO

             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      growth companies. In selecting securities for the Portfolio, the Adviser evaluates a company's earnings history and the risk and volatility of the company's business. The Adviser also considers other factors, such as product position and the ability to increase market share, but the ability to
                                      increase company earnings is the primary consideration.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in common stocks or other
                                      equity securities, such as preferred stocks, convertible
                                      securities and warrants. Typically, the Portfolio's stocks are those of large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American
                                      Stock Exchange or NASDAQ.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the growth stocks it typically holds may not perform as well as other types of stocks, such as value stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                       21
-

   RETURN HISTORY(+)
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of dividends
   and distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX
   THE S&P 500 INDEX is an
   unmanaged
   index comprised of 500
   widely held
   common stocks listed on the
   New York
   Stock Exchange, the
   American Stock
   Exchange and NASDAQ.
     GROWTH EQUITY

     PORTFOLIO

   RISK/RETURN SUMMARY

                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [GROWTH EQUITY PORTFOLIO BAR GRAPH -- STATED
                                    AS PERCENTAGES]

                                                                        GROWTH EQUITY PORTFOLIO
                                                                        -----------------------
'1994'                                                                           -2.06
'95'                                                                             44.17
'96'                                                                             17.49
'97'                                                                             26.98
'98'                                                                             29.44

                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart, because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If sales charges were included,
                                       returns would be lower than those shown.
                                            Best quarter:  25.08% for the
                                                           quarter ending
                                                           December 31, 1998
                                            Worst quarter: -11.84% for the
                                                           quarter ending
                                                           September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                            SINCE
                                                       1 YEAR   5 YEARS   INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                           22.30%    20.83%     17.13%
   Investor B Shares**
   (with applicable contingent deferred sales charge)  23.67%    21.96%     18.03%

   S&P 500 Index                                       28.60%    24.05%     21.60%



    + The Portfolio commenced operations on January 4, 1993 as the Arrow Equity
      Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds. On November 21, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares. Annual returns for periods prior to November 21, 1997 reflect the performance of the Predecessor Portfolio.


    * January 4, 1993 for Investor A Shares; December 31, 1992 for the S&P 500 Index.


   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restarted to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had these distribution and service fees been reflected, average earned total returns would have been lower.


                                       22
-

                                                            GROWTH EQUITY

                                                            PORTFOLIO

    RISK/RETURN SUMMARY

                                                     FEES AND EXPENSES


                                                  SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
                                                  (FEES YOU PAY DIRECTLY)              SHARES       SHARES

    The table on this page shows the fees and expenses that you pay if you buy and hold
    Investor A Shares or Investor B Shares of the
    Growth Equity Portfolio.

                                                  Maximum sales charge (load) to
                                                  buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A   INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)              SHARES       SHARES

                                                  Management Fees                       .75%          .75%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .40%(3)       .40%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.45%(3)      2.15%(3)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .22% AND 1.27%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .22% AND 1.97%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                                            GROWTH EQUITY
                                                            PORTFOLIO
   RISK/RETURN SUMMARY


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:

                                                    EXAMPLE


                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $689   $983    $1,299   $2,190
                                                INVESTOR B SHARES            $718   $973    $1,354   $2,305
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell your shares:
                                                                             $218   $673    $1,154   $2,305

   PORTFOLIO MANAGER

   Robert J. Anthony,
   Senior Associate at
   MVA, is responsible
   for the day-to-day
   management of this
   Portfolio. He has been
   with MVA for 25 years
   and has managed the
   Portfolio since its
   inception in 1992.

 logo
 logo   Q

            SMALL CAP

            EQUITY PORTFOLIO

             RISK/RETURN SUMMARY


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      Under normal conditions, the Portfolio invests at least 65%
                                      of its total assets in the common stocks of small- to
                                      medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which the
                                      Adviser believes have above-average prospects for capital
                                      appreciation. Stocks purchased by the Portfolio may be
                                      listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market.

                                      The Portfolio also may invest a portion of its assets in
                                      larger companies that the Adviser believes offer improved
                                      growth possibilities because of rejuvenated management,
                                      product changes or other developments likely to stimulate
                                      earnings or asset growth. The Portfolio also may invest in stocks the Adviser believes are undervalued or in initial
                                      public offerings (IPOs) of new companies that demonstrate
                                      the potential for price appreciation. The Adviser selects
                                      stocks based on a number of factors, including historical
                                      and projected earnings, asset value, potential for price
                                      appreciation and earnings growth and quality of the products manufactured or services offered.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      Compared to larger-capitalization stocks,
                                      small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses
                                      may not be well-established. In addition, some smaller
                                      companies may have specialized or limited product lines,
                                      markets or financial resources and may be dependent on
                                      one-person management. All of these factors increase risk
                                      and may result in more significant losses than the other
                                      Mercantile Stock Portfolios. In an effort to reduce the
                                      risks inherent in smaller-company stocks, the Portfolio's
                                      holdings are diversified over a number of companies and
                                      industry groups.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                       25
-

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and the table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.



   KNOW YOUR INDEX
   THE RUSSELL 2000 INDEX is
   an unmanaged index
   comprised of the 2,000
   smallest of the 3,000
   largest U.S. companies
   based on market
   capitalization.

  SMALL CAP

  EQUITY PORTFOLIO

   RISK/RETURN SUMMARY


                                              INVESTOR A SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                    [SMALL CAP EQUITY PORTFOLIO BAR GRAPH --
                                    STATED AS PERCENTAGES]

                                                                      SMALL CAP EQUITY PORTFOLIO
                                                                      --------------------------
'1993'                                                                           23.58
'94'                                                                              2.26
'95'                                                                             17.14
'96'                                                                             10.50
'97'                                                                             20.51
'98'                                                                             -8.09



                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart, because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If these sales charges were
                                       included, returns would be lower than
                                       those shown.


                                              Best quarter:  18.56% for the
                                                             quarter ending
                                                             December 31, 1992


                                              Worst quarter: -24.80% for the
                                                             quarter ending
                                                             September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS

                                                     for the periods ended
                                                     December 31, 1998



                                                                         SINCE
                                                   1 YEAR    5 YEARS   INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                      (13.14)%    6.75%      10.91%

   Investor B Shares**
   (with applicable contingent deferred sales
   charge)                                        (13.25)%    7.24%      11.41%

   Russell 2000 Index                              (2.55)%   11.87%      13.86%



   * May 6, 1992 for Investor A Shares; April 30, 1992 for the Russell 2000
     Index.


   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had these distribution and service fees been reflected, average earned total returns would have been lower.


                                       26
-

                                                                SMALL CAP

                                                                EQUITY PORTFOLIO

   RISK/RETURN SUMMARY

                                                         FEES AND EXPENSES


  The table on this page shows the fees and       SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
  expenses that you pay if you buy and hold       (FEES YOU PAY DIRECTLY)             SHARES       SHARES
  Investor A Shares or Investor B Shares of the   Maximum sales charge (load) to
  Small Cap Equity Portfolio.                     buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A   INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)             SHARES       SHARES

                                                  Management Fees                       .75%          .75%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .30%(3)       .30%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.35%(3)      2.05%(3)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .20% AND 1.25%,
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .20% AND 1.95%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                                          SMALL CAP
                                                          EQUITY PORTFOLIO
   RISK/RETURN SUMMARY


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:


                                                      EXAMPLE



                                                                                1       3        5       10
                                                                             YEAR   YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $680   $954    $1,249   $2,085
                                                INVESTOR B SHARES            $708   $943    $1,303   $2,200
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell your shares:    $208   $643    $1,103   $2,200


   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   THE S&P SMALLCAP 600
   INDEX is an unmanaged
   index that tracks the
   performance of 600
   domestic companies
   traded on the New York
   Stock Exchange, the
   American Stock
   Exchange and NASDAQ.
   The S&P SmallCap 600
   Index is heavily
   weighted with the
   stocks of small
   companies.
 logo
 logo   Q
               SMALL CAP EQUITY

               INDEX PORTFOLIO

             RISK/RETURN SUMMARY



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide
                                      investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. common stocks with smaller stock market
                                      capitalizations, as represented by the S&P SmallCap 600
                                      Index.
                                      The Small Cap Equity Index Portfolio's investment objective can be changed by the Fund's Board of Directors without
                                      shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P SmallCap 600 Index. The Portfolio will invest at
                                      least 80% of its total assets in securities listed in the
                                      S&P SmallCap 600 Index and typically will hold all 600
                                      stocks represented in the Index. Under certain
                                      circumstances, however, the Portfolio may not hold all 600 stocks in the Index because of shareholder activity or
                                      changes in the Index. In general, each stock's percentage
                                      weighting in the Portfolio is based on its weighting in the
                                      S&P SmallCap 600 Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity, and in the composition of the S&P
                                      SmallCap 600 Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.
                                      In addition, the Portfolio is subject to the additional risk that the small-capitalization stocks that it holds may not perform as well as other types of stocks. Compared to
                                      larger-capitalization stocks, small-capitalization stocks
                                      tend to carry greater risk and exhibit greater price
                                      volatility because their businesses may not be
                                      well-established. In addition, some smaller companies may
                                      have specialized or limited product lines, markets or
                                      financial resources and may be dependent on one-person
                                      management. All of these factors increase risk and may
                                      result in more significant losses than the other Mercantile
                                      Stock Portfolios. By typically investing in all 600 stocks in the Index, the Portfolio remains broadly diversified,
                                      which may reduce some of this risk. There is the additional risk that the Portfolio's investment results may fail to
                                      match those of the S&P SmallCap 600 Index.

                                      RETURN HISTORY
                                      The Portfolio does not have a long-term performance record because it has been in operation for less than one calendar year.


                                       29
-

                                             FEES AND EXPENSES


                                                  SHAREHOLDER FEES
                                                  (FEES YOU PAY DIRECTLY)                      INVESTOR A SHARES

    The table on this page shows the fees and
    expenses that you pay if you buy and hold
    Investor A Shares of the Small Cap Equity
    Index Portfolio.
                                                  Maximum sales charge (load) to buy shares,
                                                  shown as a % of the offering price                 5.50%(1)
                                                  Maximum deferred sales charge (load) shown
                                                  as a % of the offering price or sale
                                                  price, whichever is less                            None

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE
                                                  PORTFOLIO'S ASSETS)                          INVESTOR A SHARES

                                                  Management Fees                                     .40%
                                                  Distribution (12b-1) and Service Fees               .30%
                                                  Other Expenses                                      .49%(2)
                                                  Total Annual Portfolio Operating Expenses          1.19%(2)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares for the
                                         current fiscal year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares at a certain level. OTHER
                                         EXPENSES AND TOTAL ANNUAL PORTFOLIO
                                         OPERATING EXPENSES, AFTER TAKING THESE
                                         FEE WAIVERS AND EXPENSE REIMBURSEMENTS
                                         INTO ACCOUNT, ARE EXPECTED TO BE .32%
                                         AND 1.02%, RESPECTIVELY, FOR INVESTOR A
                                         SHARES. These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


     SMALL CAP EQUITY
     INDEX PORTFOLIO
   RISK/RETURN SUMMARY

                                       30
-

                                                         SMALL CAP EQUITY
                                                         INDEX PORTFOLIO
   RISK/RETURN SUMMARY


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             EXAMPLE

                                                                                   1       3        5       10
                                                                                YEAR   YEARS    YEARS    YEARS
                                                  INVESTOR A SHARES             $665   $907    $1,168   $1,914

 logo
 logo
                                                     INTERNATIONAL EQUITY
                                                     PORTFOLIO
   RISK/RETURN SUMMARY

   SUB-ADVISER/
   PORTFOLIO MANAGER

   MVA has appointed Clay
   Finlay, Inc. ("Clay
   Finlay" or the
   "Sub-Adviser") as sub-
   adviser to assist in
   the day-to- day
   management of the
   Portfolio. Frances
   Dakers, a principal
   and senior portfolio
   manager of Clay
   Finlay, is responsible
   for the management of
   the Portfolio. Ms.
   Dakers has been with
   Clay Finlay since
   January
   1982 and has managed
   the
   Portfolio since it
   began operations in
   1994.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in foreign common stocks,
                                      most of which will be denominated in foreign currencies.
                                      During normal market conditions, the Portfolio will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than
                                      50% of their assets outside the United States. Under normal market conditions, the Portfolio invests in equity
                                      securities from at least three foreign countries. Generally, at least 50% of the Portfolio's assets will be invested in securities of companies located either in the developed
                                      countries of Western Europe or in Japan. The Portfolio also may invest in other developed countries and in countries
                                      with emerging markets or economies.

                                      By investing in various foreign stocks, the Portfolio
                                      attempts to achieve broad diversification and to take
                                      advantage of differences between economic trends and the
                                      performance of securities markets in different countries,
                                      regions and geographic areas. In selecting stocks, the Sub-
                                      Adviser uses a screening tool to determine which companies represent the best values relative to their long-term growth prospects and local markets. The Sub-Adviser also uses
                                      fundamental analysis by evaluating balance sheets, market
                                      share and strength of management.
                                      PRINCIPAL RISK CONSIDERATIONS
                                      Investing in foreign companies involves different risks than investing in U.S. companies due to such factors as currency exchange rate volatility, different accounting standards and political instability. The multinational character of the
                                      Portfolio's investments should reduce the effect that events in any one country or geographic area will have on overall performance. However, negative results from one foreign
                                      market may offset gains from another market or may
                                      negatively affect other foreign markets. The risks
                                      associated with foreign investments are heightened when
                                      investing in emerging markets. The governments and economies of emerging market countries feature greater instability
                                      than those of more developed countries. Such investments
                                      tend to fluctuate in price more widely and to be less liquid than other foreign investments. As with U.S. equity markets, foreign equity markets tend to be cyclical. There are times when stock prices generally increase, and other times when they generally decrease.
                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   RETURN HISTORY


   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Investor A
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one year
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX


   THE MORGAN STANLEY CAPITAL
   INTERNATIONAL EUROPE,
   AUSTRALASIA AND
   FAR EAST INDEX, OR EAFE
   INDEX, is an unmanaged
   index consisting of
   companies in Australia, New
   Zealand, Europe and the Far
   East.

     INTERNATIONAL EQUITY

     PORTFOLIO

   RISK/RETURN SUMMARY

                                                          INVESTOR A SHARES
                                                          YEAR-BY-YEAR TOTAL
                                                          RETURNS
                                                          (AS OF DECEMBER 31
                                                          EACH YEAR)
[INTERNATIONAL EQUITY PORTFOLIO BAR GRAPH -- STATED AS %]

                                                                    INTERNATIONAL EQUITY PORTFOLIO
                                                                    ------------------------------
'1995'                                                                            9.41
'96'                                                                              9.98
'97'                                                                              4.68
'98'                                                                             17.36


                                       The returns for Investor B Shares
                                       differed from the returns shown in the
                                       bar chart, because the two classes bear
                                       different expenses. The bar chart does
                                       not reflect any sales charges on
                                       purchases of the Portfolio's Investor A
                                       Shares. If these sales charges were
                                       included, returns would be lower than
                                       those shown.


                                            Best quarter:  19.35% for the
                                                           quarter ending
                                                           December 31, 1998
                                            Worst quarter: -17.12% for the
                                                           quarter ending
                                                           September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Investor A Shares
   (with 5.50% sales charge)                                   10.93%                   7.32%
   Investor B Shares**
   (with applicable contingent deferred sales charge)          11.64%                   7.67%
   EAFE Index                                                  18.23%                   7.25%



    * May 2, 1994, for Investor A Shares; April 30, 1994 for EAFE Index.


   ** Investor B Shares of the Portfolio commenced operations on March 1, 1995.
      Average annual total returns for prior periods reflect the performance of the Portfolio's Investor A Shares which has been restated to reflect the applicable contingent deferred sales charges payable on redemptions of Investor B Shares within six years of the date of purchase. Investor B Shares are subject to distribution and service fees at a maximum annual rate of 1.00% of the Portfolio's Investor B Share assets. Had these distribution and service fees been reflected, average annual total returns would have been lower.


                                       33
-

                                                     INTERNATIONAL EQUITY

                                                     PORTFOLIO

   RISK/RETURN SUMMARY

                                             FEES AND EXPENSES


  The table on this page shows the fees and       SHAREHOLDER FEES                   INVESTOR A   INVESTOR B
  expenses that you pay if you buy and hold       (FEES YOU PAY DIRECTLY)              SHARES       SHARES
  Investor A Shares or Investor B Shares of the   Maximum sales charge (load) to
  International Equity Portfolio.                 buy shares, shown as a % of the
                                                  offering price                       5.50%(1)       None
                                                  Maximum deferred sales charge
                                                  (load) shown as a % of the
                                                  offering price or sale price,
                                                  whichever is less                     None         5.00%(2)

                                                  ANNUAL PORTFOLIO OPERATING
                                                  EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM   INVESTOR A    INVESTOR B
                                                  THE PORTFOLIO'S ASSETS)              SHARES        SHARES

                                                  Management Fees                      1.00%         1.00%
                                                  Distribution (12b-1) and Service
                                                  Fees                                  .30%         1.00%
                                                  Other Expenses                        .45%(3)       .45%(3)
                                                  Total Annual Portfolio Operating
                                                  Expenses                             1.75%(3)      2.45%(3)



                                     (1) Reduced sales charges may be available.
                                         See "Distribution Arrangements/Sales
                                         Charges" below.



                                     (2) This amount applies if you sell your
                                         shares in the first year after purchase
                                         and gradually declines until it is
                                         eliminated after six years. After eight
                                         years, your Investor B Shares will
                                         automatically convert to Investor A
                                         Shares. See "Distribution Arrangements/
                                         Sales Charges" below.



                                     (3) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Investor A Shares and
                                         Investor B Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's Investor A
                                         Shares and Investor B Shares at certain
                                         levels. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .28% AND 1.58%
                                         RESPECTIVELY, FOR INVESTOR A SHARES AND
                                         .28% AND 2.28%, RESPECTIVELY, FOR
                                         INVESTOR B SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

                                                     INTERNATIONAL EQUITY
                                                     PORTFOLIO
   RISK/RETURN SUMMARY


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year, the
   Portfolio's operating
   expenses remain the same and
   your Investor B Shares
   automatically convert to
   Investor A Shares after
   eight years. Although your
   actual costs may be higher
   or lower, based on these
   assumptions your costs would
   be:

                                                     EXAMPLE


                                                                                1        3        5       10
                                                                             YEAR    YEARS    YEARS    YEARS
                                                INVESTOR A SHARES            $718   $1,071   $1,447   $2,499
                                                INVESTOR B SHARES            $748   $1,064   $1,506   $2,614
                                                If you hold Investor B
                                                Shares, you would pay the
                                                following expenses if you
                                                did not sell
                                                your shares:
                                                                             $248   $  764   $1,306   $2,614

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.



   SECURITIES LENDING



   To obtain interest income, the Portfolios may lend their securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


   TEMPORARY DEFENSIVE POSITIONS


   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income), money market instruments, short-term debt securities issued or guaranteed by the U.S. Government or its agencies and, in the case of the International Equity Portfolio, debt obligations of U.S. companies having their principal business activities in the U.S. This strategy could prevent a Portfolio from achieving its investment objective and could reduce the Portfolio's return and affect its performance during a market upswing.


   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies - and the risks involved - are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.


   YEAR 2000 RISKS



   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.


 logo
 logo   Q
             RISK/RETURN SUMMARY           ADDITIONAL INFORMATION ON RISK

                                       36
-
 logo
 logo
                                               DISTRIBUTION ARRANGEMENTS/
                                               SALES CHARGES
         YOUR ACCOUNT

   SHARE CLASSES

   Each Portfolio offers Investor A Shares and each Portfolio except the Equity Index Portfolio and Small Cap Equity Index Portfolio offers Investor B Shares. The primary difference between the share classes is the sales charge structure and distribution/service fee arrangement.

     TYPES OF CHARGES                     INVESTOR A SHARES                     INVESTOR B SHARES

     Sales Charge (Load)                  A front-end sales charge is           A contingent deferred sales charge
                                          assessed at the time of your          (CDSC) is assessed on shares
                                          purchase.                             redeemed within six years of
                                                                                purchase. Investor B Shares
                                                                                automatically convert to Investor
                                                                                A Shares eight years after
                                                                                purchase.
     Distribution (12b-1) and Service     Subject to annual distribution and    Subject to annual distribution and
     Fees                                 shareholder servicing fees            shareholder servicing fees
                                          of up to 0.30% of a Portfolio's       of up to 1.00% of a Portfolio's
                                          average daily net assets              average daily net assets
                                          attributable to its Investor A        attributable to its Investor B
                                          Shares.                               Shares.

                                               DISTRIBUTION ARRANGEMENTS/
                                               SALES CHARGES
   YOUR ACCOUNT


   CALCULATION OF SALES CHARGES
   INVESTOR A SHARES


   STOCK PORTFOLIOS



                                              SALES CHARGE      SALES CHARGE        DEALERS'
                                             AS A % OF THE       AS A % OF        REALLOWANCE
                    AMOUNT OF                OFFERING PRICE   NET ASSET VALUE      AS A % OF
                   TRANSACTION                 PER SHARE         PER SHARE       OFFERING PRICE
      Less than $50,000                          5.50%             5.82%             5.00%
      -----------------------------------------------------------------------------------------
      $50,000 but less than $100,000             4.50%             4.71%             4.00%
      -----------------------------------------------------------------------------------------
      $100,000 but less than $250,000            3.50%             3.63%             3.00%
      -----------------------------------------------------------------------------------------
      $250,000 but less than $500,000            2.50%             2.56%             2.00%
      -----------------------------------------------------------------------------------------
      $500,000 but less than $1 million          2.00%             2.04%             1.50%
      -----------------------------------------------------------------------------------------
      $1 million or more                         0.50%             0.50%             0.40%



   The Fund's distributor reserves the right to pay the entire sales charge on purchases of Investor A Shares to dealers. In addition, the Fund's distributor may from time to time implement programs under which a broker-dealer's sales force may be eligible to win nominal awards for certain sales efforts. If any such program is made available to any broker-dealer, it will be made available to all broker-dealers on the same terms. Payments made under such programs are made by the Fund's distributor out of its own assets and not out of the assets of the Portfolios. These programs will not change the price of Investor A Shares or the amount that the Portfolios will receive from such sales.

   CALCULATION OF SALES CHARGES

   INVESTOR B SHARES

    For purposes of calculating the CDSC, all                          NUMBER OF               CDSC AS A % OF
    purchases made during a calendar month are                        YEARS SINCE              DOLLAR AMOUNT
    considered to be made on the first day of that                      PURCHASE           SUBJECT TO THE CHARGE
    month. The CDSC is based on the value of the                          0-1                       5.0%
    Investor B Shares on the date that they are sold                      1-2                       4.0%
    or the original cost of the shares, whichever is                      2-3                       3.0%
    lower. To keep your CDSC as low as possible each                      3-4                       3.0%
    time you sell shares, the Fund will first sell                        4-5                       2.0%
    any shares in your account that are not subject                       5-6                       1.0%
    to a CDSC. If there are not enough of these, the                  more than 6                   None
    Fund will sell the shares that have the lowest
    CDSC.

   SALES CHARGE REDUCTIONS

   INVESTOR A SHARES



   Additional purchases of Investor A Shares by existing Investor A shareholder accounts at March 31, 1999 are eligible for reduced sales charges. See the SAI or call the Fund's distributor at 1-800-452-2724 for further information.


   You may also reduce the sales charge on Investor A Shares through:

    - RIGHTS OF ACCUMULATION. You can add the value of the Investor A Shares that you already own in any Portfolio of the Fund that charges a sales load to your next investment in Investor A Shares for purposes of calculating the sales charge.


    - QUANTITY DISCOUNTS. As the dollar amount of your purchase increases, your sales charge may decrease (see the table on page 38). In addition, the Fund will combine purchases made on the same day by you and your immediate family members when calculating applicable sales charges.


    - LETTER OF INTENT. You can purchase Investor A Shares of any Portfolio of the Fund that charges a sales load over a 13-month period and pay the same sales charge you would have paid if all shares were purchased at once. The Fund's transfer agent will hold in escrow 5% of your total investment (for payment of a higher sales load in case you do not purchase the full amount indicated on the application) until the full amount is received. To participate, complete the "Letter of Intent" section on your account application.

    - REINVESTMENT PRIVILEGE. You can reinvest some or all of the money that you receive when you sell Investor A Shares of a Portfolio in Investor A Shares of any Portfolio of the Fund within 60 days without paying a sales charge.

     DISTRIBUTION ARRANGEMENTS/
     SALES CHARGES
   YOUR ACCOUNT

                                       39
-

   PURCHASE OF INVESTOR A
   SHARES AT NET ASSET
   VALUE



   From time to time, the
   Fund's distributor may
   offer investors the
   option to purchase
   Investor A Shares at
   net asset value
   without payment of a
   front-end sales
   charge. To qualify,
   you must pay for the
   shares with the
   redemption proceeds
   from a non-affiliated
   mutual fund. In
   addition, you must
   have paid a front-end
   sales charge on the
   shares you redeem. The
   purchase of Investor A
   Shares must occur
   within 30 days of the
   prior redemption, and
   you must show evidence
   of the redemption
   transaction. At the
   time of purchase, your
   broker-dealer or other
   financial institution
   must notify the Fund
   that your transaction
   qualifies for a
   purchase at net asset
   value.

     DISTRIBUTION ARRANGEMENTS/
     SALES CHARGES
   YOUR ACCOUNT




                                      SALES CHARGE WAIVERS
                                      INVESTOR A SHARES
                                      In addition, there's no sales charge when you buy Investor A
                                      Shares if:
                                      - You buy shares by reinvesting your dividends and capital gains distributions.
                                      - You're an officer or director of the Fund (or an immediate family member of any such individual).
                                      - You're a director, a current or retired employee or a
                                      participant in an employee benefit or retirement plan of
                                        Mercantile Bancorporation Inc. or the Fund's distributor
                                        or any of their affiliates (or an immediate family member
                                        of any such individual).
                                      - You're a broker, dealer or agent who has a sales agreement with the Fund's distributor (or an employee or immediate
                                        family member of any such individual).
                                      - You buy shares pursuant to a wrap-fee program offered by a broker-dealer or other financial institution.
                                      - You buy shares with the proceeds of Trust Shares or
                                      Institutional Shares of a Portfolio redeemed in connection with a rollover of benefits paid by a qualified retirement or employee benefit plan or a distribution on behalf of
                                        any other qualified account administered by Mercantile
                                        Bank or its affiliates or correspondents within 60 days of receipt of such payment.
                                      - You buy shares through a payroll deduction program.
                                      - You're an employee of any sub-adviser to the Fund.
                                      - You were a holder of a Southwestern Bell VISA card
                                      formerly issued by Mercantile Bank of Southern Illinois,
                                        N.A. and you participated in the Fund's Automatic
                                        Investment Program.
                                      - You're exchanging Trust Shares of a Portfolio received
                                      from the distribution of assets held in a qualified trust, agency or custodian account with Mercantile Bank or any of its affiliates or correspondents.
                                      - You're another investment company distributed by the
                                      Fund's distributor or its affiliates.
                                      If you think you qualify for any these waivers, please call the Fund at 1-800-452-2724 before buying any shares.


                                       40
-

   SALES CHARGE WAIVERS

   INVESTOR B SHARES

   No CDSC is assessed on redemptions of Investor B Shares if:
   - The shares were purchased with reinvested dividends or capital gains distributions.
   - The shares were purchased through an exchange of Investor B Shares of another Portfolio.
   - The redemption represents a distribution from a qualified retirement plan under Section 403(b)(7) of the Internal Revenue Code, due to death, disability or the attainment of a specified age.

   - The redemption is in connection with the death or disability of the shareholder.

   - You participate in the Automatic Withdrawal Plan and your annual withdrawals do not exceed 12% of your account's value.


   - Your account falls below the Portfolio's minimum account size, and the Fund liquidates your account (see page 47).


   - The redemption results from a tax-free return of an excess contribution, pursuant to Section 408(d)(4) or (5) of the Internal Revenue Code.

   DISTRIBUTION AND SERVICE FEES

   Investor A Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 0.30% of each Portfolio's Investor A Share assets. Investor B Shares of the Portfolios pay distribution (12b-1) and shareholder service fees at an annual rate of up to 1.00% of each Portfolio's Investor B Share assets. The Fund has adopted separate distribution and service plans under Rule 12b-1 that allow each Portfolio to pay fees from its Investor A Share or Investor B Share assets for selling and distributing Investor A Shares or Investor B Shares, as the case may be, and for services provided to shareholders. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment and may cost more than other sales charges.

   CONVERTING INVESTOR B SHARES TO INVESTOR A SHARES

   Eight years after you buy Investor B Shares of a Portfolio, they will automatically convert to Investor A Shares of the Portfolio. This allows you to benefit from the lower annual expenses of Investor A Shares.

   CHOOSING BETWEEN INVESTOR A SHARES AND INVESTOR B SHARES

   In deciding whether to buy Investor A Shares or Investor B Shares, you should consider how long you plan to hold the shares. Over time, the higher fees on Investor B Shares may equal or exceed the initial sales charge and fees for Investor A Shares. Investor A Shares may be a better choice if you qualify to have the sales charges reduced or eliminated, or if you plan to sell your shares within one or two years. Consult your financial adviser for help in choosing the appropriate share class.

                                               DISTRIBUTION ARRANGEMENTS/
  SALES CHARGES
   YOUR ACCOUNT

                                       41
-

   YOUR ACCOUNT                                EXPLANATION OF SALES PRICE



                                      Shares of each class in a Portfolio are
                                      sold at their net asset value (NAV) plus, in the case of Investor A Shares, a front-end sales charge, if applicable.
                                      This is commonly referred to as the
                                      "public offering price." The NAV for each class of shares of a Portfolio is determined as of the close of regular trading on the New York Stock Exchange
                                      (currently 4:00 p.m., Eastern time) on
                                      every business day. The NAV for a class of shares is determined by adding the value of the Portfolio's investments, cash and other assets attributable to a particular share class, subtracting the Portfolio's liabilities attributable to that class and then dividing the result by the total number of shares in the class that are outstanding.

                                      - Each Portfolio's investments are valued
                                        according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by MVA (or Clay
                                        Finlay, with respect to the
                                        International Equity Portfolio) under
                                        the supervision of the Fund's Board of
                                        Directors. Foreign securities acquired
                                        by the International Equity Portfolio
                                        may be valued in foreign markets on days when the Portfolio's NAV is not calculated. In such cases, the NAV of the Portfolio's shares may be significantly affected on days when investors cannot buy and sell Portfolio shares.

                                      - If you properly place a purchase order
                                        that is delivered to the Fund before
                                        4:00 p.m. (Eastern time) on any business day, the order receives the share price determined for your share class as of 4:00 p.m. that day. If the order is received after 4:00 p.m., it will receive the price determined on the next business day. You must pay for your shares no later than 4:00 p.m. three business days after placing the order, or the order will be cancelled.





    BUSINESS DAYS DEFINED
    A business day is any day
    that both the New York Stock
    Exchange and the Federal
    Reserve Bank of St. Louis
    are open for business.
    Currently, the Fund observes
    the following holidays: New
    Year's Day, Martin Luther
    King Jr. Day, Presidents'
    Day, Good Friday, Memorial
    Day (observed), Independence
    Day (observed), Labor Day,
    Columbus Day, Veterans' Day,
    Thanksgiving and Christmas.

                                                                                        TO OPEN         TO ADD TO
                                                            MINIMUM INVESTMENTS       YOUR ACCOUNT     YOUR ACCOUNT
                                                        Regular accounts                 $1,000            $100
                                                        ------------------------------------------------------------
                                                        Sweep program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Wrap fee program
                                                        through your
                                                        financial institution              None            None
                                                        ------------------------------------------------------------
                                                        Payroll Deduction
                                                        Program*                           None            $25
                                                        ------------------------------------------------------------
                                                        Automatic Exchange                            $1,000 minimum
                                                                                                         account
                                                        Program*                         $5,000          balance
                                                        ------------------------------------------------------------
                                                        Automatic
                                                        Investment Program*                 $50            $50


                                         * See Investor Programs below.
Investing in the Mercantile Stock
   Portfolios is quick and
   convenient. You can purchase
   Investor A Shares or Investor B
   Shares in any of the following
   ways:

   - THROUGH A BROKER-DEALER
     ORGANIZATION. You can purchase
     shares through any broker-
     dealer organization that has a
     sales agreement with the
     Fund's distributor. The
     broker-dealer organization is
     responsible for sending your
     purchase order to the Fund.


   - THROUGH A FINANCIAL
     ORGANIZATION. You can purchase
     shares through any financial
     organization that has entered
     into a servicing agreement
     with the Fund. The financial
     organization is responsible
     for sending your purchase
     order to the Fund.


   - DIRECTLY FROM THE FUND BY MAIL. Just complete an account application and send it, along with a check for at least the minimum purchase amount, to:
     Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. Remember to specify whether you're buying Investor A Shares or Investor B Shares. To make additional investments once you've opened your account, send your check to the address above together with the detachable form that's included with your Fund statement or confirmation of a prior transaction or a letter stating the amount of your investment, the name of the Portfolio you want to invest in and your account number.

In addition, you may call the Fund at 1-800-452-2724 for more information on how to buy shares.

   YOUR ACCOUNT                                         HOW TO BUY SHARES

                                       43
-

   SELLING RECENTLY
   PURCHASED SHARES

   If you attempt to
   sell shares you
   recently purchased
   with a personal
   check, the Fund may
   delay processing
   your request until
   it collects payment
   for those shares.
   This process may
   take up to 15 days,
   so if you plan to
   sell shares shortly
   after purchasing
   them, you may want
   to consider
   purchasing shares
   with a certified or
   bank check or via
   electronic transfer
   to avoid delays.

   YOUR ACCOUNT                                        HOW TO SELL SHARES


                                 You can arrange to get money out of your account by selling some or all of your shares. This is known as "redeeming"
                                 your shares. You can redeem your shares in the following
                                 ways:
                                 THROUGH A BROKER-DEALER OR OTHER FINANCIAL ORGANIZATION
                                 If you purchased your shares through a broker-dealer or
                                 other financial organization, your redemption order should be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis.
                                 BY MAIL
                                 Send your written redemption request to: Mercantile Mutual
                                 Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis,
                                 Missouri 63178. Your request must include the name of the
                                 Portfolio, the number of shares or the dollar amount you
                                 want to sell, your account number, your social security or tax identification number and the signature of each
                                 registered owner of the account. Your request also must be accompanied by any share certificates that are properly
                                 endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations,
                                 partnerships, executors, trustees, administrators or
                                 guardians.
                                 The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the
                                 shareholder of record and the redemption is either mailed to the shareholder's address of record or electronically
                                 transferred to the account designated on the original
                                 account application. A signature guarantee helps prevent
                                 fraud, and you may obtain one from most banks and
                                 broker-dealers. Contact your broker-dealer or other
                                 financial organization or the Fund for more information on signature guarantees.
                                 BY TELEPHONE
                                 You may redeem your shares by telephone if you have selected that option on your account application. Call the Fund at
                                 1-800-452-2724 with your request. You may have your proceeds mailed to your address or transferred electronically to the bank account designated on your account application. If you have not previously selected the telephone privilege, you
                                 may add this feature by providing written instructions to
                                 the Fund's transfer agent. If you have difficulty getting
                                 through to the Fund because of unusual market conditions,
                                 consider selling your shares by mail.
                                 You may sell your Portfolio shares at any time. Your shares will be sold at the NAV next determined after the Fund
                                 accepts your order. The proceeds of the sale of Investor B
                                 Shares will be reduced by the applicable CDSC. Your proceeds ordinarily are sent electronically or mailed by check within three business days. If your account holds both Investor A
                                 Shares and Investor B Shares, be sure to specify which
                                 shares you are selling. Otherwise, Investor A Shares will be sold first.


                                       44
-

   It's also easy to buy or sell shares of the Portfolios by using one of the programs described below.

   AUTOMATIC INVESTMENT PROGRAM


   You may open an account or make additional investments to an existing account for as little as $50 a month with the Fund's Automatic Investment Program
   (AIP). Under the AIP, you specify the dollar amount to be automatically withdrawn each month from your bank checking account and invested in your Portfolio account. Purchases of Investor A Shares or Investor B Shares will occur on the 5th or 20th day (or the next business day after the 5th or 20th) of each month at the net asset value plus any front-end sales charge, if applicable, next determined on the day the order is effected. To take advantage of the AIP, complete the AIP authorization form included with your account application or contact your broker-dealer or other financial organization.



   AIP lets you take advantage of "dollar cost averaging," a long-term investment technique designed to help investors reduce their average cost per share over time. Instead of trying to time the market, you can invest a fixed dollar amount each month. So, you buy fewer Portfolio shares when prices are high and more when prices are low. Because dollar cost averaging involves regular investing over time, regardless of share price, it may not be appropriate for all investors.


   In addition, dollar cost averaging does not guarantee a profit or protect against loss in a steadily declining market. To be effective, dollar cost averaging usually should be followed on a sustained, consistent basis. Even then, however, there can be no guarantee of the success of this technique, and it will not prevent a loss if an investor ultimately redeems his or her shares at a price that is lower than the original purchase price.


   EXCHANGES



   The exchange privilege enables you to exchange Investor A Shares of one Portfolio for Investor A Shares (or in certain limited circumstances, Trust or Institutional Shares) of another Portfolio and to exchange Investor B Shares of one Portfolio for Investor B Shares of another Portfolio. Just sign up for the exchange privilege on your account application and contact your broker-dealer or other financial organization when you want to exchange shares. You also may exchange shares by telephoning the Fund directly (call 1-800-452-2724) if you have elected this privilege on your account application. The exchange privilege may be exercised only in those states where the class of shares of the Portfolio being acquired may be legally sold.



   When exchanging Investor A Shares of a Portfolio that has no sales charge or a lower sales charge for Investor A Shares of a Portfolio with a higher sales charge, you will pay the difference.



   You may exchange Investor B Shares without paying a CDSC on the exchange. The holding period of the shares originally held and redeemed will be added to the holding period of the new shares acquired through the exchange.


   YOUR ACCOUNT                                         INVESTOR PROGRAMS

                                       45
-

   AUTOMATIC EXCHANGE PROGRAM


   This program lets you automatically exchange shares of one Portfolio for shares of another Portfolio on a regular basis, as long as the shares are of the same class. Because you're making regular purchases, the Automatic Exchange Program enables you to take advantage of dollar cost averaging. (See "Automatic Investment Program" above.)

   To participate, you must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. In addition, you must complete the authorization form included with your account application or available from your broker-dealer or other financial organization. In order to change instructions with respect to the Automatic Exchange Program or to discontinue the program, you must send written instructions to your broker-dealer or other financial organization or to the Fund.

   AUTOMATIC WITHDRAWAL PLAN


   If the net asset value of your account equals $10,000 or more, you may take advantage of the Fund's Automatic Withdrawal Plan (AWP). With the AWP, you can have monthly, quarterly, semi-annual or annual redemptions of at least $50 from your Portfolio account sent to you via check or to your bank account electronically on the 5th or 20th day of the applicable month of withdrawal. No CDSC will be charged on withdrawals of Investor B Shares made through the AWP that don't annually exceed 12% of your account's value.


   To participate in the AWP, complete the AWP application included with your account application or contact your broker-dealer or other financial organization. A signature guarantee will be required. You may terminate your participation in the AWP upon 30 days' notice to your broker-dealer or other financial organization or to the Fund.

   PAYROLL DEDUCTION PROGRAM

   You can make regular investments from your paycheck. The minimum investment is $25 per pay period. Call the Fund at 1-800-452-2724 for an application and further information. The Fund may terminate the program at any time.

   YOUR ACCOUNT                                         INVESTOR PROGRAMS

                                       46
-

   YOUR ACCOUNT                              GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:


     - Vary or waive any minimum investment requirement.


     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Change or cancel the procedures for selling or exchanging shares by telephone at any time.

     - Redeem all shares in your account if your balance falls below $500. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the Automatic Exchange, Automatic Investment and Automatic Withdrawal programs at any time.

     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, you may incur brokerage costs in converting these securities to cash.

   If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity.


   Also, your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on purchasing or redeeming shares in addition to those identified in this prospectus. Contact your broker-dealer or other financial organization for details.

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             DISTRIBUTIONS AND TAXES


   DIVIDENDS AND DISTRIBUTIONS


   The Portfolios pay their shareholders dividends from the Portfolios' respective net investment income and distribute any net capital gains the Portfolios have realized.

   Dividends for the Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios are declared and paid monthly. Dividends for the Small Cap Equity, Small Cap Equity Index and International Equity portfolios are declared and paid quarterly. Capital gains, if any, for all of the Portfolios are distributed at least once a year. It's expected that each Portfolio's annual distributions will normally - but not always - consist primarily of capital gains and not ordinary income.

   Dividends on each share class of the Portfolios are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class. So, because Investor B Shares have higher distribution and service fees than Investor A Shares, the dividends paid to Investor B shareholders will be lower than those paid to Investor A shareholders.

   All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

   You will be advised at
   least annually
   regarding the federal
   income tax treatment
   of dividends and
   distributions made to
   you. You should save
   your account
   statements because
   they contain
   information you will
   need to calculate your
   capital gains or
   losses upon your
   ultimate sale or
   exchange of shares in
   the Portfolios.
   DISTRIBUTIONS AND TAXES




                                      TAXATION
                                      As with any investment, you should consider the tax
                                      implications of an investment in the Portfolios. The
                                      following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and
                                      their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with
                                      specific reference to your own tax situation.
                                      - The Portfolios' distributions generally will be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of
                                        time each Portfolio held the relevant assets). You will be subject to income tax on these distributions whether they
                                        are paid in cash or reinvested in additional shares.
                                      - If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming
                                        distribution, but you will be taxed on the entire amount
                                        of the distribution received even though, as an economic
                                        matter, the distribution simply constitutes a return of
                                        capital. This is known as "buying into a dividend."
                                      - You will recognize a taxable gain or loss on a sale,
                                      exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference
                                        between your tax basis in the shares and the amount you
                                        receive for them.
                                      - Any loss realized on shares held for six months or less
                                      will be treated as a long-term capital loss to the extent
                                        that any capital gains distributions were received with
                                        respect to the shares.
                                      - Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.
                                      - The International Equity Portfolio is expected to be
                                      subject to foreign withholding taxes with respect to
                                        dividends or interest received from sources in foreign
                                        countries. The Portfolio may make an election to treat a
                                        proportionate amount of such taxes as a distribution to
                                        each shareholder. This would allow each shareholder to
                                        either (1) credit such proportionate amount of taxes
                                        against U.S. federal income tax liability, or (2) take
                                        such amount as an itemized deduction.
                                      For more information regarding the taxation of the
                                      Portfolios, consult the SAI under the heading "Additional
                                      Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax
                                      consequences and the applicability of any foreign taxes or
                                      U.S. withholding taxes with respect to your specific
                                      situation.


                                       49
-

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             MANAGEMENT OF THE FUND

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:


                                             INVESTMENT ADVISORY FEES
                  PORTFOLIO                    AS A % OF NET ASSETS
                                          ------------------------------
     Balanced Portfolio                                 .75%
                                          ------------------------------
     Equity Income Portfolio                            .62%
                                          ------------------------------
     Equity Index Portfolio                             .23%

                                          ------------------------------
     Growth & Income Equity Portfolio                   .55%
                                          ------------------------------
     Growth Equity Portfolio                            .75%
                                          ------------------------------
     Small Cap Equity Portfolio                         .75%
                                          ------------------------------
     Small Cap Equity Index Portfolio*                  .40%
                                          ------------------------------
     International Equity Portfolio                    1.00%
    ---------------------------------------------------------------------



   * The Small Cap Equity Index Portfolio commenced operations on December 30, 1998 and the fee shown is that which currently is in effect.

   THE SUB-ADVISER

   Clay Finlay, Inc., an experienced international investment manager, serves as sub-adviser to the International Equity Portfolio and is responsible for the management of the Portfolio's assets. Clay Finlay manages the Portfolio under the guidance and direction of MVA and according to its sub-advisory agreement with MVA. For its services, Clay Finlay receives from MVA a monthly fee based on a percentage of the Portfolio's average daily net assets.

   Founded in 1982, Clay Finlay is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.

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             FINANCIAL HIGHLIGHTS



   INTRODUCTION



   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Investor A Shares and/or Investor B Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Investor A Share or Investor B Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in either Investor A Shares or Investor B Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI. The Small Cap Equity Index Portfolio did not conduct investment operations during the periods covered by the tables.

   FINANCIAL HIGHLIGHTS                                BALANCED PORTFOLIO


                                                         INVESTOR A SHARES
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                      YEAR ENDED NOVEMBER 30,
                                            1998      1997      1996      1995     1994(a)
   NET ASSET VALUE, BEGINNING OF PERIOD   $ 13.26    $12.58    $11.65    $ 9.61    $10.22
   ---------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.28      0.32      0.32      0.32      0.28
     Net realized and unrealized gains
       (losses) from investments             0.84      1.47      1.34      2.02     (0.47)
   ---------------------------------------------------------------------------------------
       Total from Investment Activities      1.12      1.79      1.66      2.34     (0.19)
   ---------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.28)    (0.40)    (0.31)    (0.30)    (0.29)
     Net realized gains                     (1.47)    (0.71)    (0.42)       --        --
     In excess of net realized gains           --        --        --        --     (0.13)
   ---------------------------------------------------------------------------------------
       Total Distributions                  (1.75)    (1.11)    (0.73)    (0.30)    (0.42)
   ---------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $ 12.63    $13.26    $12.58    $11.65    $ 9.61
   ---------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                            9.43%    15.38%    15.10%    24.85%    (1.91)%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $10,659    $9,923    $9,328    $8,348    $7,321
     Ratio of expenses to average net
       assets                                1.26%     1.27%     1.27%     1.27%     1.27%
     Ratio of net investment income to
       average net assets                    2.23%     2.57%     2.79%     2.98%     2.77%
     Ratio of expenses to average net
       assets*                               1.36%     1.37%     1.37%     1.37%     1.39%
     Portfolio turnover**                   47.79%    43.60%    85.16%    58.16%    49.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares.

Financial Highlights                                          Balanced Portfolio



                                                           INVESTOR B SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                            MARCH 1, 1995 TO
                                             YEAR ENDED NOVEMBER 30,          NOVEMBER 30,
                                            1998       1997       1996          1995(a)
   NET ASSET VALUE, BEGINNING OF PERIOD    $13.15     $12.49     $11.59          $10.13
   ------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                   0.21       0.25       0.25            0.22
     Net realized and unrealized gains
       from investments                      0.81       1.43       1.33            1.44
   ------------------------------------------------------------------------------------------
       Total from Investment Activities      1.02       1.68       1.58            1.66
   ------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                  (0.20)     (0.26)     (0.26)          (0.20)
     In excess of net investment income        --      (0.05)        --              --
     Net realized gains                     (1.47)     (0.71)     (0.42)             --
   ------------------------------------------------------------------------------------------
       Total Distributions                  (1.67)     (1.02)     (0.68)          (0.20)
   ------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD          $12.50     $13.15     $12.49          $11.59
   ------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                            8.63%     14.57%     14.35%          23.92%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)     $1,285     $  522     $  321          $   36
     Ratio of expenses to average net
       assets                                1.96%      1.96%      1.96%           1.93%(c)
     Ratio of net investment income to
       average net assets                    1.57%      1.85%      2.09%           2.28%(c)
     Ratio of expenses to average net
       assets*                               2.06%      2.06%      2.06%           2.03%(c)
     Portfolio turnover**                   47.79%     43.60%     85.16%          58.16%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) Period from commencement of operations.



   (b) Represents total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus total return for Investor B Shares from March 1, 1995 through November 30, 1995.



   (c) Annualized.

   FINANCIAL HIGHLIGHTS                           EQUITY INCOME PORTFOLIO


                                                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                              FEBRUARY 27,                       FEBRUARY 27,
                                             YEAR ENDED         1997 TO         YEAR ENDED         1997 TO
                                            NOVEMBER 30,      NOVEMBER 30,     NOVEMBER 30,      NOVEMBER 30,
                                                1998            1997(a)            1998            1997(a)
                                             INVESTOR A        INVESTOR A       INVESTOR B        INVESTOR B
                                               SHARES            SHARES           SHARES            SHARES
   NET ASSET VALUE, BEGINNING OF PERIOD        $ 11.56          $ 10.00           $ 11.55          $ 10.00
   ----------------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                        0.17             0.16              0.11(d)          0.10
     Net realized and unrealized gains
       from investments                           0.98             1.57              0.97             1.57
   ----------------------------------------------------------------------------------------------------------
       Total from Investment Activities           1.15             1.73              1.08             1.67
   ----------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                       (0.18)           (0.16)            (0.11)           (0.10)
     In excess of net investment income             --            (0.01)               --            (0.02)
     Net realized gains                          (2.29)              --             (2.29)              --
   ----------------------------------------------------------------------------------------------------------
       Total Distributions                       (2.47)           (0.17)            (2.40)           (0.12)
   ----------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD              $ 10.24          $ 11.56           $ 10.23          $ 11.55
   ----------------------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                                11.69%           17.42%(b)         10.98%           16.75%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at the end of period
       (000)                                   $ 1,709          $   173           $   520          $   131
     Ratio of expenses to average net
       assets                                     1.15%            0.45%(c)          1.84%            1.14%(c)
     Ratio of net investment income to
       average net assets                         1.51%            2.29%(c)          0.83%            1.53%(c)
     Ratio of expenses to average net
       assets*                                    1.38%            1.38%(c)          2.08%            2.07%(c)
     Portfolio turnover**                        98.32%           48.33%            98.32%           48.33%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.


   (d) Per share net investment income has been calculated using the daily average share method.

   FINANCIAL HIGHLIGHTS                            EQUITY INDEX PORTFOLIO



                                                                        INVESTOR A SHARES
                                                        (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                               YEAR ENDED               MAY 1, 1997
                                                              NOVEMBER 30,            TO NOVEMBER 30,
                                                                  1998                    1997(a)
   NET ASSET VALUE, BEGINNING OF PERIOD                         $ 11.93                   $ 10.00
   ------------------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                                         0.09                      0.07
     Net realized and unrealized gains from
       investments                                                 2.64                      1.94
   ------------------------------------------------------------------------------------------------------
       Total from Investment Activities                            2.73                      2.01
   ------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                                        (0.10)                    (0.07)
     In excess of net investment income                              --                     (0.01)
     Net realized gains                                           (0.02)                       --
   ------------------------------------------------------------------------------------------------------
       Total Distributions                                        (0.12)                    (0.08)
   ------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD                               $ 14.54                   $ 11.93
   ------------------------------------------------------------------------------------------------------
       Total Return (excludes sales charges)                      23.01%                    20.14%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net assets at the end of period (000)                      $   914                   $   206
     Ratio of expenses to average net assets                       0.86%                     0.78%(c)
     Ratio of net investment income to average net
       assets                                                      0.70%                     1.02%(c)
     Ratio of expenses to average net assets*                      1.03%                     1.21%(c)
     Portfolio turnover**                                         14.83%                     1.66%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

                                                            INVESTOR A SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(A)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 21.12    $ 18.67    $ 16.30    $ 12.70    $ 14.74
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.12       0.11       0.20       0.23       0.20
      Net realized and unrealized gains
        (losses) from investments             1.58       3.96       3.32       3.74      (0.17)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities      1.70       4.07       3.52       3.97       0.03
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.11)     (0.13)     (0.20)     (0.23)     (0.21)
      In excess of net investment income     (0.01)     (0.03)     (0.01)        --         --
      Net realized gains                     (3.57)     (1.46)     (0.94)     (0.14)     (0.18)
      In excess of net realized gains           --         --         --         --      (1.68)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (3.69)     (1.62)     (1.15)     (0.37)     (2.07)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 19.13    $ 21.12    $ 18.67    $ 16.30    $ 12.70
    -------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                            9.35%     23.90%     22.99%     31.95%      0.20%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets of end of period (000)    $48,868    $46,372    $38,229    $25,082    $18,343
      Ratio of expenses to average net
        assets                                1.04%      1.04%      1.05%      1.05%      1.05%
      Ratio of net investment income to
        average net assets                    0.59%      0.60%      1.20%      1.59%      1.45%
      Ratio of expenses to average net
        assets*                               1.14%      1.14%      1.15%      1.15%      1.15%
      Portfolio turnover**                   91.23%     57.11%     63.90%     58.50%     65.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares.



   FINANCIAL HIGHLIGHTS                  GROWTH & INCOME EQUITY PORTFOLIO


                                       56
-

   FINANCIAL HIGHLIGHTS                  GROWTH & INCOME EQUITY PORTFOLIO



                                                            INVESTOR B SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                              YEAR ENDED NOVEMBER 30,        MARCH 1, 1995 TO
                                             1998       1997       1996      NOV. 30, 1995(a)
    NET ASSET VALUE, BEGINNING OF PERIOD    $20.94     $18.58     $16.23          $13.43
    ------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)           (0.02)(d)   (0.02)     0.11            0.14
      Net realized and unrealized gains
        from investments                      1.57       3.93       3.30            2.81
    ------------------------------------------------------------------------------------------
        Total from Investment Activities      1.55       3.91       3.41            2.95
    ------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                     --         --      (0.11)          (0.15)
      In excess of net investment income     (0.03)     (0.09)     (0.01)             --
      Net realized gains                     (3.57)     (1.46)     (0.94)             --
    ------------------------------------------------------------------------------------------
        Total Distributions                  (3.60)     (1.55)     (1.06)          (0.15)
    ------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $18.89     $20.94     $18.58          $16.23
    ------------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                            8.59%     23.04%     22.29%          31.20%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at the end of period
        (000)                               $9,040     $6,349     $3,537          $  781
      Ratio of expenses to average net
        assets                                1.74%      1.73%      1.75%           1.75%(c)
      Ratio of net investment income
        (loss) to average net assets         (0.10)%    (0.11)%     0.49%          0.87%(c)
      Ratio of expenses to average net
        assets*                               1.84%      1.83%      1.85%           1.85%(c)
      Portfolio turnover**                   91.23%     57.11%     63.90%          58.50%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) Period from commencement of operations.



   (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 to November 30, 1995.



   (c) Annualized.



   (d) Per share net investment income has been calculated using daily average share method.



                                       57
-

                                                         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                       OCT. 1, 1997                                            FEB. 23, 1998
                                        YEAR ENDED        THROUGH            YEAR ENDED SEPTEMBER 30,             THROUGH
                                       NOV. 30, 1998   NOV. 30, 1997    1997      1996      1995      1994     NOV. 30, 1998
                                         INVESTOR        INVESTOR                                                INVESTOR
                                         A SHARES       A SHARES(A)                                             B SHARES(B)
   NET ASSET VALUE, BEGINNING OF
    PERIOD                                $16.26          $18.75       $ 15.06   $ 13.80   $  9.74   $ 10.02      $16.27
   -------------------------------------------------------------------------------------------------------------------------
   INCOME FROM INVESTMENT ACTIVITIES
    Net investment income (loss)           (0.04)          (0.01)         0.08      0.12      0.10      0.07       (0.07)
    Net realized and unrealized gains
      (losses) on investments               3.70           (0.24)         4.75      1.32      4.05     (0.25)       3.61
   -------------------------------------------------------------------------------------------------------------------------
      Total from Investment
        Activities                          3.66           (0.25)         4.83      1.44      4.15     (0.18)       3.54
   -------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS
    Net investment income                     --              --         (0.09)    (0.11)    (0.09)    (0.07)         --
    Net realized gains                        --           (2.24)        (1.05)    (0.07)       --     (0.03)         --
   -------------------------------------------------------------------------------------------------------------------------
      Total Distributions                     --           (2.24)        (1.14)    (0.18)    (0.09)    (0.10)         --
   -------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $19.92          $16.26       $ 18.75   $ 15.06   $ 13.80   $  9.74      $19.81
   -------------------------------------------------------------------------------------------------------------------------
      Total Return (excludes sales
        charges)                           22.53%          (1.25)%(c)    33.85%    10.48%    42.90%    (1.84)%      9.87%(c)
   RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (000)     $4,832          $3,467       $68,965   $55,573   $43,708   $30,282      $  252
    Ratio of expenses to average net
      assets                                1.35%           1.17%(d)      1.14%     1.17%     1.28%     1.36%       2.11%(d)
    Ratio of net investment income
      (loss) to average net assets         (0.26)%         (0.27)%(d)     0.44%     0.86%     0.90%     0.74%      (1.08)%(d)
    Ratio of expenses to average net
      assets*                               1.45%           1.42%(d)      1.39%     1.45%     1.58%     1.64%       2.22%(d)
    Portfolio turnover**                   54.33%          24.45%        42.00%    45.00%    45.00%   127.00%      54.33%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) The Portfolio commenced operations on January 4, 1993 as a portfolio of Arrow Funds. Upon its reorganization as a new portfolio of the Fund on November 21, 1997, the Growth Equity Portfolio changed its fiscal year end from September 30 to November 30.



   (b) Period from commencement of operations.

   (c) Not annualized.

   (d) Annualized.


   FINANCIAL HIGHLIGHTS                           GROWTH EQUITY PORTFOLIO


                                       58
-

   FINANCIAL HIGHLIGHTS                        SMALL CAP EQUITY PORTFOLIO



                                                           INVESTOR A SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                            1998       1997       1996       1995     1994(a)
   NET ASSET VALUE, BEGINNING OF PERIOD   $ 15.03    $ 13.40    $ 13.44    $ 11.99    $ 13.14
   -------------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income (loss)           (0.06)     (0.05)     (0.01)        --      (0.03)
     Net realized and unrealized gains
       (losses) from investments            (1.89)      2.50       1.03       2.36       0.89
   -------------------------------------------------------------------------------------------
       Total from Investment Activities     (1.95)      2.45       1.02       2.36       0.86
   -------------------------------------------------------------------------------------------
   DISTRIBUTIONS
     In excess of net investment income        --         --      (0.01)        --         --
     Net realized gains                     (1.19)     (0.82)     (1.05)     (0.91)     (1.78)
     In excess of net realized gains        (0.03)        --         --         --      (0.23)
   -------------------------------------------------------------------------------------------
       Total Distributions                  (1.22)     (0.82)     (1.06)     (0.91)     (2.01)
   -------------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $ 11.86    $ 15.03    $ 13.40    $ 13.44    $ 11.99
   -------------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                          (14.19)%    19.45%      8.36%     21.47%      7.38%
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets, End of Period (000)      $11,601    $14,213    $13,889    $15,056    $10,899
     Ratio of expenses to average net
       assets                                1.25%      1.25%      1.26%      1.26%      1.25%
     Ratio of net investment income
       (loss) to average net assets         (0.45)%    (0.29)%    (0.13)%    (0.12)%    (0.44)%
     Ratio of expenses to average net
       assets*                               1.35%      1.35%      1.36%      1.36%      1.36%
     Portfolio turnover**                   69.72%     80.23%     65.85%     83.13%     85.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) On September 27, 1994 the Portfolio redesignated Investor Shares as "Investor A" Shares.

                                                         INVESTOR B SHARES
                                          (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                         MARCH 1, 1995 TO
                                            YEAR ENDED NOVEMBER 30,        NOVEMBER 30,
                                            1998      1997      1996          1995(A)
   NET ASSET VALUE, BEGINNING OF PERIOD   $ 14.74    $13.24    $13.37         $11.83
   ---------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment loss                    (0.14)    (0.13)    (0.07)         (0.03)
     Net realized and unrealized gains
       (losses) from investments            (1.85)     2.45      0.99           1.57
   ---------------------------------------------------------------------------------------
       Total from Investment Activities     (1.99)     2.32      0.92           1.54
   ---------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net realized gains                     (1.18)    (0.82)    (1.05)            --
     In excess of net realized gains        (0.04)       --        --             --
   ---------------------------------------------------------------------------------------
       Total Distributions                  (1.22)    (0.82)    (1.05)            --
   ---------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $ 11.53    $14.74    $13.24         $13.37
   ---------------------------------------------------------------------------------------
       Total Return (excludes sales
         charges)                          (14.79)%    18.62%    7.63%         20.83%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $ 1,286    $1,503    $1,272         $  603
     Ratio of expenses to average net
       assets                                1.95%     1.95%     1.96%          1.96%(c)
     Ratio of net investment loss to
       average net assets                   (1.15)%    (0.99)%   (0.83)%      (0.78)%(c)
     Ratio of expenses to average net
       assets*                               2.05%     2.05%     2.06%          2.06%(c)
     Portfolio turnover**                   69.72%    80.23%    65.85%         83.13%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) Period from commencement of operations.



   (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 through November 30, 1995.



   (c) Annualized.


   FINANCIAL HIGHLIGHTS                        SMALL CAP EQUITY PORTFOLIO

                                       60
-

                                                           INVESTOR A SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                               APRIL 4, 1994
                                                YEAR ENDED NOVEMBER 30,         TO NOV. 30,
                                            1998     1997     1996     1995     1994(A)(B)
    NET ASSET VALUE, BEGINNING OF PERIOD   $11.99   $12.05   $10.76   $ 9.90      $10.00
    ----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)           0.01    (0.02)    0.02     0.02       (0.01)
      Net realized and unrealized gains
        (losses) from investments and
        foreign currency                     1.77     0.32     1.27     0.86       (0.09)
    ----------------------------------------------------------------------------------------
        Total from Investment Activities     1.78     0.30     1.29     0.88       (0.10)
    ----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      In excess of net investment income    (0.07)   (0.05)      --       --          --
      Net realized gains                    (0.43)   (0.31)      --    (0.01)         --
      Tax return of capital                    --       --       --    (0.01)         --
    ----------------------------------------------------------------------------------------
        Total Distributions                 (0.50)   (0.36)      --    (0.02)         --
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $13.27   $11.99   $12.05   $10.76      $ 9.90
    ----------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                          15.33%    2.58%   11.99%    8.89%      (1.00)%(c)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $3,154   $2,854   $2,573   $1,568      $  791
      Ratio of expenses to average net
        assets                               1.58%    1.59%    1.44%    1.45%       1.55%(d)
      Ratio of net investment income
        (loss) to average net assets         0.02%   (0.20%)   0.19%    0.07%      (0.39)%(d)
      Ratio of expenses to average net
        assets*                              1.75%    1.75%    1.75%    1.76%       1.89%(d)
      Portfolio turnover**                  88.95%   75.18%   77.63%   62.78%      21.00%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.


    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) Period from commencement of operations. On April 4, 1994, the Portfolio issued a series of shares which were designated as "Trust" Shares. In addition, on May 2, 1994, the Portfolio issued a new series of Shares which were designated as "Investor" Shares. The financial highlights presented for April 4, 1994 to May 2, 1994 represent financial highlights applicable to Trust Shares.



   (b) On September 27, 1994, the Portfolio redesignated Investor Shares as "Investor A" Shares.



   (c) Not annualized.



   (d) Annualized.


   FINANCIAL HIGHLIGHTS                    INTERNATIONAL EQUITY PORTFOLIO

                                       61
-

                                                           INVESTOR B SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                              MARCH 1, 1995
                                              YEAR ENDED NOVEMBER 30,        TO NOVEMBER 30,
                                             1998       1997       1996          1995(A)
    NET ASSET VALUE, BEGINNING OF PERIOD    $11.77     $11.90     $10.71          $ 9.26
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)           (0.09)     (0.09)     (0.04)          (0.03)
      Net realized and unrealized gains
        from investments and foreign
        currency                              1.74       0.30       1.23            1.48
    -----------------------------------------------------------------------------------------
        Total from Investment Activities      1.65       0.21       1.19            1.45
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      In excess of net investment income     (0.02)     (0.03)        --              --
      Net realized gains                     (0.43)     (0.31)        --              --
    -----------------------------------------------------------------------------------------
        Total Distributions                  (0.45)     (0.34)        --              --
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD          $12.97     $11.77     $11.90          $10.71
    -----------------------------------------------------------------------------------------
        Total Return (excludes sales
          charges)                           14.48%      1.82%     11.11%           8.38%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)     $  624     $  562     $  437          $  102
      Ratio of expenses to average net
        assets                                2.28%      2.29%      2.14%           2.02%(c)
      Ratio of net investment income
        (loss) to average net assets         (0.70)%     (0.91)%    (0.50)%             (0.96)%(c)
      Ratio of expenses to average net
        assets*                               2.45%      2.45%      2.46%           2.44%(c)
      Portfolio turnover**                   88.95%     75.18%     77.63%          62.78%



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.



    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.



   (a) Period from commencement of operations.



   (b) Represents the total return for Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for Investor B Shares from March 1, 1995 through November 30, 1995.






   (c) Annualized.


   FINANCIAL HIGHLIGHTS                    INTERNATIONAL EQUITY PORTFOLIO

                                       62
-

[Back Cover Page]

Where to find more information

You'll find more information about the Mercantile Stock Portfolios in the following documents:

Annual and semi-annual reports
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Mercantile Stock Portfolios are also available on the SEC's website at http://www.sec.gov.







The Fund's Investment Company Act File No. is 811-3567

                          MERCANTILE MUTUAL FUNDS, INC.
                   (FORMERLY KNOWN AS THE ARCH FUND(R), INC.)

                       Statement of Additional Information

                                       for

                         Treasury Money Market Portfolio
                             Money Market Portfolio
                        Tax-Exempt Money Market Portfolio
                      U.S. Government Securities Portfolio
                      Intermediate Corporate Bond Portfolio
                              Bond Index Portfolio
                      Government & Corporate Bond Portfolio
                     Short-Intermediate Municipal Portfolio
                       Missouri Tax-Exempt Bond Portfolio
                        National Municipal Bond Portfolio
                               Balanced Portfolio
                             Equity Income Portfolio
                             Equity Index Portfolio
                        Growth & Income Equity Portfolio
                             Growth Equity Portfolio
                           Small Cap Equity Portfolio
                        Small Cap Equity Index Portfolio
                         International Equity Portfolio

                                 March 31, 1999

TRUST SHARES, TRUST II SHARES, INSTITUTIONAL SHARES
INVESTOR A SHARES AND INVESTOR B SHARES

         This Statement of Additional Information, which provides supplemental information applicable to the above-listed Portfolios of Mercantile Mutual Funds, Inc. (the "Fund"), is not a prospectus. No investment in shares of any Portfolio should be made without reading the applicable prospectus. The prospectuses for the Portfolios listed below, as they may be supplemented or revised from time to time (the "Prospectuses"), as well as the Annual Report to Shareholders dated November 30, 1998 (the "Annual Report"), may be obtained, without charge, by writing:

Mercantile Mutual Funds, Inc.

P. O. Box 78069 - Tram 001/128/41-6

St. Louis, MO  63178

or by calling 1-800-452-2724.

Current Prospectuses
--------------------

- Prospectus for Trust Shares and Trust II Shares of the Portfolios dated March 31, 1999
-        Prospectus for Trust Shares of the Money Market Portfolios dated March
         31, 1999
-        Prospectus for Institutional Shares of the Portfolios dated March 31,
         1999
- Prospectus for Investor A Shares and Investor B Shares of the Money Market Portfolios dated March 31, 1999
- Prospectus for Investor A Shares and Investor B Shares of the Taxable Bond Portfolios dated March 31, 1999
- Prospectus for Investor A Shares and Investor B Shares of the Tax-Exempt Bond Portfolios dated March 31, 1999
- Prospectus for Investor A Shares and Investor B Shares of the Stock Portfolios dated March 31, 1999


        The financial statements included in the November 30, 1998 Annual Report and the report thereon of KPMG LLP, the Fund's independent auditors, are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS
                                -----------------
                                                                           Page
                                                                           ----
GENERAL INFORMATION..........................................................1
DESCRIPTION OF MERCANTILE MUTUAL FUNDS, INC..................................1
DESCRIPTION OF SHARES........................................................2
INVESTMENT STRATEGIES, POLICIES AND RISKS....................................6
PRICING OF SHARES...........................................................62
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................64
YIELD AND TOTAL RETURN INFORMATION..........................................74
ADDITIONAL INFORMATION CONCERNING TAXES.....................................89
MANAGEMENT OF THE FUND......................................................93
INDEPENDENT AUDITORS.......................................................117
COUNSEL....................................................................117
MISCELLANEOUS..............................................................117
APPENDIX A.................................................................A-1
APPENDIX B.................................................................B-1

                               GENERAL INFORMATION

               This Statement of Additional Information should be read in conjunction with a current Prospectus. This Statement of Additional Information relates to the Prospectuses for Trust Shares, Trust II Shares, Institutional Shares, Investor A Shares and Investor B Shares of the eighteen separate investment portfolios ("Portfolios") listed on the cover page. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. No investment in shares of the Portfolios should be made without reading a Prospectus.

               PORTFOLIO SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MERCANTILE BANK NATIONAL ASSOCIATION, MERCANTILE TRUST COMPANY NATIONAL ASSOCIATION, MISSISSIPPI VALLEY ADVISORS INC., OR ANY OF THEIR RESPECTIVE AFFILIATES. PORTFOLIO SHARES ALSO ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY AS A RESULT OF MARKET CONDITIONS OR OTHER FACTORS SO THAT PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. AN INVESTMENT IN THE PORTFOLIOS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THERE IS NO ASSURANCE THAT THE TREASURY MONEY MARKET, MONEY MARKET AND TAX-EXEMPT MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


                  DESCRIPTION OF MERCANTILE MUTUAL FUNDS, INC.

               Mercantile Mutual Funds, Inc. (the "Fund"), formerly known as The ARCH Fund, Inc., is an open-end investment company currently offering sixty-five classes of shares in nineteen investment portfolios.

               The Fund was organized on September 9, 1982 as a Maryland corporation. This Statement of Additional Information relates to the Treasury Money Market Portfolio, Money Market Portfolio, Tax-Exempt Money Market Portfolio (the "Money Market Portfolios"), U.S. Government Securities Portfolio, Intermediate Corporate Bond Portfolio, Bond Index Portfolio, Government & Corporate Bond Portfolio, Short-Intermediate Municipal Portfolio, Missouri Tax-Exempt Bond Portfolio, National Municipal Bond Portfolio (the "Bond Portfolios"), Balanced Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Equity Portfolio, Growth Equity Portfolio, Small Cap Equity Portfolio, Small Cap Equity Index Portfolio and International Equity Portfolio (the "Equity Portfolios"). The Tax-Exempt Money Market Portfolio (the "Predecessor Tax-Exempt Money Market Portfolio") and the Missouri Tax Exempt Bond Portfolio (the "Predecessor Missouri Tax-Exempt Bond Portfolio") commenced operations on July 10, 1986 and July 15, 1988, respectively, as separate investment portfolios of The ARCH Tax-Exempt Trust, which was organized as a Massachusetts business trust. On October 2, 1995, the Predecessor Tax-Exempt Money Market Portfolio and the Predecessor Missouri Tax-Exempt Bond Portfolio were reorganized as new portfolios of the Fund. Prior to the reorganization, these Predecessor Portfolios offered and sold shares of beneficial interest that were similar to the Fund's Trust Shares, Investor A Shares and Investor B Shares. The Growth Equity Portfolio commenced operations on January 4, 1993 as a separate investment portfolio (the "Predecessor Growth Equity Portfolio") of Arrow Funds, which was organized as a Massachusetts business trust. On November 21, 1997, the Predecessor Growth Equity Portfolio was reorganized as a new Portfolio of the Fund. Prior to the reorganization, the Predecessor Growth Equity Portfolio offered and sold shares of beneficial interests that were similar to the Fund's Investor A Shares.


                              DESCRIPTION OF SHARES

               The Fund's Articles of Incorporation authorize the Board of Directors to issue up to twenty billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of the Fund into one or more additional classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority the Fund's Board of Directors has authorized the issuance of sixty-five classes of shares representing interests in one of nineteen investment Portfolios, including the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Balanced, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and International Equity Portfolios. Trust Shares, Trust II Shares, Institutional Shares, Investor A Shares and Investor B Shares in each Portfolio (except the Treasury Money Market, Intermediate Corporate Bond, Bond Index, Equity Index and Small Cap Equity Index Portfolios, which do not offer Investor B Shares, the Tax-Exempt Money Market and Short-Intermediate Municipal Portfolios, which do not offer Institutional or Investor B Shares, the Missouri Tax-Exempt Bond and National Municipal Bond Portfolios, which do not offer Institutional Shares and the Equity and Bond Portfolios, which do not offer Trust II Shares) are offered through separate prospectuses to different categories of investors. The Fund also offers shares without class designation in the Conning Money Market Portfolio through a separate prospectus. Portfolio shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses, the shares will be fully paid and nonassessable.

               Shares of each class in a Portfolio represent equal pro rata interests in the investments held by that Portfolio and are identical in all respects, except that Shares of each class bear separate distribution and/or shareholder administrative servicing fees and certain other operating expenses, and enjoy certain exclusive voting rights on matters relating to these fees. As a result of payments for distribution and/or shareholder administrative servicing fees and certain other operating expenses that may be made in differing amounts, the net investment income of Trust Shares, Trust II Shares, Institutional Shares, Investor A Shares and Investor B Shares of a Portfolio can be expected, at any given time, to be different.

               Pursuant to its authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Portfolios, each of which (except the Tax-

Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) is classified as a diversified company under the 1940 Act: 1 billion Trust Shares, 2 billion Trust II Shares, 300 million Institutional Shares and 100 million Investor A Shares, representing interests in the Treasury Money Market Portfolio; 1.8 billion Trust Shares, 2 billion Trust II Shares, 300 million Institutional Shares, 550 million Investor A Shares and 50 million Investor B Shares, representing interests in the Money Market Portfolio; 300 million Trust Shares, 2 billion Trust II Shares and 50 million Investor A Shares, representing interests in the Tax-Exempt Money Market Portfolio; 15 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the U.S. Government Securities Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Intermediate Corporate Bond Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares representing interests in the Bond Index Portfolio; 50 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Government & Corporate Bond Portfolio; 25 million Trust Shares and 25 million Investor A Shares, representing interests in the Short-Intermediate Municipal Portfolio; 25 million Trust Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the Missouri Tax-Exempt Bond Portfolio; 50 million Trust Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the National Municipal Bond Portfolio; 15 million Trust Shares, 20 million Institutional Shares, 5 million Investor A shares and 50 million Investor B Shares, representing interests in the Balanced Portfolio; 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares representing interests in the Equity Income Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares representing interests in the Equity Index Portfolio; 50 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Growth & Income Equity Portfolio; 50 million Trust Shares, 25 million Institutional Shares, 25 million Investor A Shares and 25 million Investor B Shares, representing interests in the Growth Equity Portfolio; 35 million Trust Shares, 20 million Institutional Shares, 5 million Investor A Shares and 50 million Investor B Shares, representing interests in the Small Cap Equity Portfolio; 50 million Trust Shares, 25 million Institutional Shares and 25 million Investor A Shares, representing interests in the Small Cap Equity Index Portfolio; and 10 million Trust Shares, 10 million Institutional Shares, 10 million Investor A Shares and 50 million Investor B Shares, representing interests in the International Equity Portfolio. Shares in the Fund's Portfolios will be issued without Share certificates.

               Trust Shares are offered to financial institutions acting on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account-level asset-based management fees. Trust Shares also are offered to financial institutions for accounts for which they provide cash management services. Trust II Shares are offered to financial institutions acting on their own behalf or on behalf of certain qualified accounts. Institutional Shares are offered to financial institutions acting on behalf of discretionary and non-discretionary accounts for which they do not receive account-level asset-based management fees. Investor A Shares and Investor B Shares are sold through selected broker/dealers and other financial intermediaries to individual or institutional customers. Trust Shares, Trust II Shares and Institutional Shares are sold without a sales charge. Investor A Shares of the Money Market

Portfolios are sold without a sales charge, Investor A Shares of the Equity Portfolios are sold with a maximum 5.5% front-end sales charge, Investor A Shares of the Bond Portfolios (other than the U.S. Government Securities and Short-Intermediate Municipal Portfolios) are sold with a maximum 4.75% front-end sales charge, and Investor A Shares of the U.S. Government Securities and Short-Intermediate Municipal Portfolios are sold with a maximum 2.5% front-end sales charge. Investor B Shares are sold with a maximum 5.0% contingent deferred sales charge. Trust Shares, Trust II Shares, Institutional Shares, Investor A Shares and Investor B Shares bear their pro rata portion of all operating expenses paid by a Portfolio, except that Trust Shares and Institutional Shares bear all payments under the Portfolio's respective Administrative Services Plans adopted for such Shares and Investor A Shares and Investor B Shares bear all payments under the Portfolio's respective Distribution and Services Plans adopted for such Shares. In addition, Institutional Shares of a Portfolio bear the expense of certain sub-transfer agency fees.

               Except as noted below with respect to the Administrative
Services Plans for Trust Shares and Institutional Shares and the Distribution and Services Plans for Investor A Shares and Investor B Shares, shares of the Portfolios bear the same types of ongoing expenses with respect to the Portfolio to which they belong. In addition, Investor A Shares (other than Investor A Shares of the Money Market Portfolios) are subject to a front-end sales charge and Investor B Shares are subject to a contingent deferred sales charge as described in the Prospectuses. The classes also have different exchange privileges, and Investor B Shares are subject to conversion as described in the Prospectuses for those shares.


               Payments under the Administrative Services Plans for Trust Shares and Institutional Shares are made to Service Organizations (defined below) for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Trust Shares or Institutional Shares, respectively. Payments under the Administrative Services Plans may not exceed .25% (on an annual basis) of the average daily net asset value of the outstanding Trust Shares or Institutional Shares, as the case may be, of the Money Market Portfolios or .30% (on an annual basis) of the average daily net asset value of the outstanding Trust Shares or Institutional Shares, as the case may be, of the Equity and Bond Portfolios.

               Payments under the Distribution and Services Plans for Investor A Shares and Investor B Shares are made to (i) the Fund's distributor or another person for providing distribution assistance and assuming certain related expenses, and (ii) Service Organizations for administrative services provided to the Service Organizations' clients or account holders who are the beneficial owners of Investor A Shares or Investor B Shares. Payments under the Distribution and Services Plan for Investor A Shares may not exceed .25% (on an annual basis) of the average daily net asset value of outstanding Investor A Shares of the Money Market Portfolios or .30% (on an annual basis) of the average daily net asset value of Investor A Shares of the Equity and Bond Portfolios. Payments under the Distribution and Services Plan for Investor B Shares may not exceed 1.00% (on an annual basis) of the average daily net asset value of outstanding Investor B Shares of a Portfolio. Distribution payments made under the

Distribution and Services Plans are subject to the requirements of Rule 12b-1 under the 1940 Act.

               The Fund offers various services and privileges in connection with Investor A Shares and Investor B Shares of a Portfolio that are not offered in connection with the Portfolio's Trust Shares, Trust II Shares or Institutional Shares, including an automatic investment program and an automatic withdrawal plan. Each class of shares also offers different exchange privileges. Investor B Shares convert automatically into Investor A Shares eight years after the beginning of the calendar month in which the Shares were purchased.

               In the event of a liquidation or dissolution of the Fund, shares of a Portfolio are entitled to receive the assets available for distribution belonging to that Portfolio, and a proportionate distribution, based upon the relative asset values of the respective Portfolios, of any general assets not belonging to any particular Portfolio which are available for distribution. Shareholders of a Portfolio are entitled to participate equally in the net distributable assets of the particular Portfolio involved on liquidation, except that Trust Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Administrative Services Plan for Trust Shares, Institutional Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Administrative Service Plan for Institutional Shares, Investor A Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Distribution and Services Plan for Investor A Shares and Investor B Shares of a particular Portfolio will be solely responsible for that Portfolio's payments pursuant to the Distribution and Services Plan for Investor B Shares. In addition, Institutional Shares will be solely responsible for the payment of certain sub-transfer agency fees attributable to those shares.

               Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Holders of all outstanding shares of a particular Portfolio will vote together in the aggregate and not by class, unless otherwise required by law or permitted by the Board of Directors. However, only Trust Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to a Portfolio's Administrative Services Plan for Trust Shares, only Institutional Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Administrative Services Plan for Institutional Shares, only Investor A Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Distribution and Services Plan for Investor A Shares and only Investor B Shares of a Portfolio will be entitled to vote on matters submitted to a vote of shareholders pertaining to such Portfolio's Distribution and Services Plan for Investor B Shares. Further, shareholders of all of the Portfolios, irrespective of class, will vote in the aggregate and not separately on a Portfolio-by-Portfolio basis, except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular Portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of a "series" investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series (Portfolio) affected by the matter. A Portfolio is considered to be affected by a matter unless it is clear that the interests of each Portfolio in the matter are identical or that the matter does not affect any interest of the Portfolio. Under the

Rule, the approval of an investment advisory (or sub-advisory) agreement or any change in a fundamental investment objective or investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding shares of that Portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts, and the election of directors may be effectively acted upon by shareholders of the Fund's Portfolios voting without regard to Portfolio or class.

               The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding Shares, the Fund will call a special meeting to vote on the question of removal of a director.

               Shares of the Portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding Shares (irrespective of Portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, Shares will be fully paid and nonassessable.

               Shares in the Fund's Portfolios will be issued without certificates.

MISCELLANEOUS

               As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Portfolio or a particular class of Shares means, with respect to the approval of an investment advisory or sub-advisory agreement, the approval of a Rule 12b-1 distribution plan or a change in an investment objective, if fundamental, or a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of such Portfolio or class of Shares or (b) 67% or more of the Shares of such Portfolio or class of Shares present at a meeting if more than 50% of the outstanding Shares of such Portfolio or class of Shares are represented at the meeting in person or by proxy.


                    INVESTMENT STRATEGIES, POLICIES AND RISKS

               The following discussion supplements the description of the investment objectives and policies of the Portfolios described in the Prospectuses. Although management will use its best efforts to achieve the investment objective of each Portfolio, there can be no assurance that it will be able to do so. The investment objective of each Portfolio may be changed only with the affirmative vote of a majority of the outstanding Shares of the Portfolio, except that the investment objectives of the Bond Index, Equity Index and Small Cap Equity Index Portfolios may be changed by the Fund's Board of Directors without shareholder approval. Shareholders of the latter Portfolios will be given at least 30 days' written notice before any such change occurs.

TREASURY MONEY MARKET PORTFOLIO

               The Adviser makes investment decisions with respect to the Treasury Money Market Portfolio in accordance with the rules and regulations of the Securities and Exchange Commission ("SEC") for money market funds.

               As stated in the Prospectuses, the Treasury Money Market Portfolio invests primarily in selected money market obligations issued by the U.S. Government or its agencies or instrumentalities that are guaranteed as to principal and interest by the U.S. Government, the income from which is generally exempt from state income tax. Securities that are generally eligible for this exemption include those issued by the U.S. Treasury (bills, certificates of indebtedness, notes and certain bonds) and certain U.S. Government agencies and instrumentalities, including the General Services Administration and Small Business Administration. For a current list of the types of investments that are and are not exempt from your state's income tax, please consult your tax adviser or write to your state's Department of Revenue. Under normal market conditions, the Portfolio intends to invest substantially all (but not less than 65% of its total assets in securities with the above characteristics and (except to the extent discussed below) will not enter into repurchase agreements or purchase any U.S. Government security that Mississippi Valley Advisors Inc. ("MVA" or the "Adviser") believes is subject to state income tax.

               Under extraordinary circumstances, such as when appropriate exempt securities are unavailable or pending investment, the Portfolio may temporarily hold cash or invest in repurchase agreements collateralized by U.S. Government securities, the securities of other U.S. Government agencies or instrumentalities, securities of other investment companies that invest in securities in which the Portfolio is permitted to invest, or cash equivalents.

MONEY MARKET PORTFOLIO

               The Adviser makes investment decisions with respect to the Money Market Portfolio in accordance with the SEC's rules and regulations for money market funds. The following descriptions illustrate the types of instruments in which the Portfolio invests.

               BANKING OBLIGATIONS. The Money Market Portfolio may purchase obligations of issuers in the banking industry, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks in amounts not in excess of 25% of its assets where the Adviser deems the instrument to present minimal credit risks. (See "Special Risk Considerations -- Risks Associated with Foreign Securities and Currencies" below.) The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the value of its total assets.

               Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

               Obligations of foreign banks and foreign branches of U.S. banks may include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs") which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

               COMMERCIAL PAPER AND VARIABLE AND FLOATING RATE INSTRUMENTS. The Money Market Portfolio may invest in commercial paper, including asset-backed commercial paper representing interests in a pool of corporate receivables, dollar-denominated obligations issued by domestic and foreign bank holding companies, and corporate bonds that meet the quality and maturity requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The Portfolio may also invest in variable or floating rate notes that may have a stated maturity in excess of thirteen months but will, in any event, permit the Portfolio to demand payment of the principal of the instrument at least once every thirteen months upon no more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). Such instruments may include variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Adviser (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to First Tier Eligible Securities as (defined in Rule 2a-7). There may be no active secondary market in the instruments, which could make it difficult for the Portfolio to dispose of an instrument in the event the issuer were to default on its payment obligation or during periods that the Portfolio could not exercise its demand rights. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a liquid trading market is absent.

               GOVERNMENT OBLIGATIONS. The Money Market Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Portfolio may, when deemed appropriate by the Adviser, invest in short-term obligations issued by state and local governmental issuers that meet the quality requirements described above and, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

TAX-EXEMPT MONEY MARKET PORTFOLIO

               The Adviser makes investment decisions with respect to the Tax-Exempt Money Market Portfolio in accordance with the SEC's rules and regulations for money market funds.

               As a matter of fundamental policy, under normal market conditions or when the Adviser deems suitable tax-exempt municipal securities to be available, at least 80% of the Portfolio's total assets will be invested in municipal securities. In addition to the types of municipal securities specified in the Prospectuses, the Portfolio may also hold tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests.

               In addition, during temporary defensive periods or if, in the opinion of the Adviser, suitable municipal securities are unavailable and subject to the quality standards described above, the Portfolio may invest up to 20% of its total assets in money market instruments, the income from which is subject to federal income tax. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category by a rating agency; certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with total assets at the time of purchase of $1 billion or more; or repurchase agreements with respect to such obligations.

               Dividends paid by the Portfolio that are derived from interest attributable to tax-exempt obligations of a particular state and its political subdivisions as well as of certain other governmental issuers, including Puerto Rico, Guam and the Virgin Islands, may be exempt from federal and state income tax. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to state income tax.

U.S. GOVERNMENT SECURITIES PORTFOLIO

               In addition to the types of mortgage-backed securities specified in the Prospectuses, the U.S. Government Securities Portfolio may also hold collateralized mortgage obligations ("CMOs"). For further information regarding mortgage-backed securities, including CMOs, see "Other Investment Policies and Risk Considerations -- Asset-Backed Securities" below.

               The Portfolio may invest in certificates issued by government-backed trusts. Such certificates represent an undivided fractional interest in the respective government-backed trust's assets. The assets of each government-backed trust consist of (i) a promissory note issued by a foreign government (the "Note"), (ii) a guaranty by the U.S. Government, acting through the Defense Security Assistance Agency of the Department of Defense, of the due and punctual payment of 90% of all principal and interest due on such Note, and (iii) a beneficial interest in a government securities trust holding U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury sufficient to provide the Portfolio with funds in an amount equal to at least 10% of all principal and interest payments due on the Note.

INTERMEDIATE CORPORATE BOND PORTFOLIO

               In addition to those instruments specified in the Prospectuses, the Intermediate Corporate Bond Portfolio may also invest in asset-backed securities, including CMOs and other mortgage-related securities. For further information regarding these instruments, see "Other Investment Policies and Risk Considerations -- Asset-Backed Securities" below.

               The Portfolio may only purchase investment grade debt securities, which are those rated in one of the four highest rating categories assigned by one or more rating agencies. Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment grade quality, and such securities will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Debt securities purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories assigned by a rating agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by rating agencies are described in Appendix A to this Statement of Additional Information.

               The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations in which the Portfolio may invest include (i) money market instruments, such as commercial paper, including variable and floating rate instruments, rated at the time of purchase in one of the two highest rating categories assigned by a rating agency or, if unrated, deemed to be of comparable quality by the Adviser at the time of purchase, and bank obligations, including bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits of U.S. and foreign banks having total assets at the time of purchase in excess of $1 billion, (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and
(iii) repurchase agreements. For further information regarding variable and floating rate instruments, see "Money Market Portfolio - Commercial Paper and Variable and Floating Rate Instruments" above. Although the Portfolio will invest in obligations of foreign banks or foreign branches of U.S. banks only when the Adviser determines that the instrument presents minimal credit risks, such investments nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks. See "Special Risk Considerations -- Risks Associated with Foreign Securities and Currencies" below. Investments in the obligations of foreign banks or foreign branches of U.S. banks will not exceed 25% of the Portfolio's total assets at the time of purchase.

               An increase in interest rates will generally reduce the value of the investments in the Portfolio, and a decline in interest rates will generally increase the value of those investments. Depending upon the prevailing market conditions, the Adviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In response to changing conditions in fixed-income markets, the Portfolio may make modest shifts in terms of anticipated interest rate and sector spread changes.

BOND INDEX PORTFOLIO

               The Bond Index Portfolio will only purchase a security that is included in the Lehman Brothers Aggregate Bond Index (the "Lehman Aggregate") at the time of such purchase. The Portfolio may, however, temporarily continue to hold a security that has been deleted from the Lehman Aggregate pending the rebalancing of the Portfolio's holdings. For further information, see "Other Investment Policies and Risk Considerations - The Indexing Approach" below. In addition to holding securities represented by the Lehman Aggregate, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. See "Intermediate Corporate Bond Portfolio" above for a description of the types of money market instruments in which the Portfolio may invest and the applicable limitations with respect to such investments. If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.


               The Lehman Aggregate. The Lehman Aggregate is composed of U.S. Government, mortgage-backed, asset-backed and non-convertible corporate debt securities that meet the following criteria: the securities have at least $100 million par amount outstanding; the securities are rated investment grade (at least Baa or BBB) by Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") (if not rated by Moody's); have at least one year until maturity; and have coupons with fixed rates. The Lehman Aggregate excludes CMOs, adjustable rate mortgages, manufactured homes, non-agency bonds, buydowns, graduated equity mortgages, project loans and non-conforming (i.e., "jumbo") mortgages. As of December 31, 1998, over 7,257 issues were included in the Lehman Aggregate, representing approximately $5,481 trillion in market value. U.S. Treasury and agency securities represented approximately 46% of the total market value, asset-backed and mortgage-backed securities represented approximately 32% of the total market value, with corporate debt securities representing the balance of approximately 22%. The average maturity of the Lehman Aggregate was approximately 8.6 years. The Adviser believes that the Lehman Aggregate is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to investors, and it is widely accepted as a reference for bonds and other fixed income investments.


               Because of the large number of issues included in the Lehman Aggregate, the Portfolio cannot invest in all such issues. Instead, the Portfolio will hold a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two issues to represent an entire "class" or type of securities in the Lehman Aggregate. At a minimum, the Portfolio seeks to hold securities which reflect the major asset classes in the Lehman Aggregate -

U.S. Treasury and agency issues, mortgage-backed securities, asset-backed securities and non-convertible corporate debt securities. As the Portfolio's assets increase, these classes will be further delineated along the lines of sector, term-to-maturity, coupon and credit ratings. This sampling technique is expected to be an effective means of substantially duplicating the price and performance provided by the securities comprising the Lehman Aggregate.

               Securities rated Baa by Moody's or BBB by S&P have speculative characteristics even though they are of investment-grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities. The applicable ratings issued by rating agencies are described in Appendix A to this Statement of Additional Information.


               The value of the fixed income investments of the Portfolio is generally sensitive to changes in interest rates. (See "Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes).


GOVERNMENT & CORPORATE BOND PORTFOLIO

               In addition to the types of debt obligations specified in the Prospectuses, the Government & Corporate Bond Portfolio may also invest in first mortgage loans, income participation loans, participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, CMOs and other mortgage-related securities, and other asset-backed securities. For further information regarding asset-backed securities, see "Other Investment Policies and Risk Considerations -- Asset-Backed Securities" below. The Portfolio may invest up to 10% of its total assets at the time of purchase in dollar-denominated debt obligations of foreign issuers, either directly or through American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"), and up to 25% of its total assets at the time of purchase in non-mortgage asset-backed securities, respectively. See "Special Risk Considerations -- Risks Associated with Foreign Securities and Currencies" and "Other Applicable Policies and Risk Considerations -- ADRs and EDRs" below.

               The Portfolio may only purchase investment grade debt securities, which are those rated in one of the four highest rating categories assigned by one or more rating agencies. Securities rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities. The Portfolio's dollar-weighted average portfolio quality is expected to be at least "A" or higher. The applicable ratings issued by rating agencies are described in Appendix A to this Statement of Additional Information.

               The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Short-term obligations include, but are not limited to, commercial paper, bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign banks and savings and loan associations, repurchase agreements and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.


               The value of the fixed income investments of the Portfolio is generally sensitive to changes in interest rates. (See "Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes).


SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO

               As a matter of fundamental policy, under normal market conditions, the Short-Intermediate Municipal Portfolio invests at least 80% of its total assets in municipal securities primarily bonds (at least 65% under normal market conditions). The Portfolio may only purchase investment grade municipal securities, which are those rated in one of the four highest rating categories assigned by me or more rating agencies. Municipal securities rated in the lowest of the four highest rating categories are considered to have speculative characteristics, even though they are of investment grade quality. Such securities will be purchased only if the Adviser believes they have an adequate capacity to pay interest and repay principal. Municipal securities purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories assigned by a rating agency will be disposed of in an orderly manner, normally within 30-60 days. The applicable ratings issued by rating agencies are described in Appendix A to this Statement of Additional Information.

               The value of the municipal securities held by the Portfolio is generally sensitive to changes in interest rates. (See "Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes).

               In addition, the Short-Intermediate Municipal Portfolio may from time to time during temporary defensive periods invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the two highest rating categories assigned by a rating agency; or repurchase agreements with respect to such obligations.

               During temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable, the Short-Intermediate Municipal Portfolio may also hold uninvested cash reserves which do not earn income pending investment. There is no percentage limitation on the amount of assets that may be held uninvested during these temporary defensive periods.

MISSOURI TAX-EXEMPT BOND PORTFOLIO

               Dividends paid by the Missouri Tax-Exempt Bond Portfolio that are derived from interest attributable to tax-exempt obligations of the State of Missouri and its political subdivisions as well as of certain other governmental issuers including Puerto Rico, Guam and the Virgin Islands ("Missouri municipal securities") are exempt from federal and Missouri income tax. Dividends derived from interest on obligations of other governmental issuers are exempt from federal income tax but may be subject to Missouri income tax.

               As a matter of fundamental policy, under normal market conditions or when the Adviser deems suitable tax-exempt municipal securities to be available, at least 80% of the Missouri Tax-Exempt Bond Portfolio's total assets will be invested in municipal securities. In addition, as a matter of fundamental policy, under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Missouri municipal securities.

               The Portfolio may only invest in investment grade municipal securities, which are those rated in one or the four highest rating categories assigned by one or more rating agencies. Municipal securities rated in the lowest of the four highest rating categories are considered to have speculative characteristics, even though they are of investment grade quality. Such securities will be purchased only if the Adviser believes the issuers have an adequate capacity to pay interest and repay principal. The applicable ratings issued by ratings agencies are described in Appendix A to this Statement of Additional Information.

               The Portfolio may hold uninvested cash reserves pending investment during temporary defensive periods or if, in the opinion of the Adviser, suitable municipal securities are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested during temporary defensive periods. In addition, during temporary defensive periods or if, in the opinion of the Adviser, suitable municipal securities are unavailable and subject to the quality standards described above, the Portfolio may invest up to 20% of its assets in money market instruments, the income from which is subject to federal income tax. See "Tax-Exempt Money Market Portfolio" above for a description of the types of taxable money market instruments in which the Portfolio may invest.


               The Portfolio's average weighted maturity will vary in light of market and economic conditions, the comparative yields on instruments with different maturities, and other factors. The value of the municipal securities held by the Portfolio is generally sensitive to changes in interest rates. (See "Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes.)


NATIONAL MUNICIPAL BOND PORTFOLIO

               As a matter of fundamental policy, under normal market and economic conditions, at least 80% of the National Municipal Bond Portfolio's total assets will be invested in municipal securities, primarily bonds (at least 65% under normal market conditions).

               During temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable, the Portfolio may also hold uninvested cash reserves which do not earn income pending investment. There is no percentage limitation on the amount of assets that may be held uninvested during these temporary defensive periods. The Portfolio does not intend to hold uninvested cash reserves under normal market conditions.

               In addition, the Portfolio may from time to time during temporary defensive periods, invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. Such instruments may include obligations of the U.S. Government, its agencies or instrumentalities and debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the two highest rating categories assigned by one or more rating agencies. The Portfolio does not intend to invest in taxable obligations under normal market conditions.

               The Portfolio may only invest in investment grade municipal securities, which are those rated in one of the four highest rating categories assigned by one or more rating agencies. Municipal securities rated in the lowest of the four highest rating categories are considered to have speculative characteristics, even though they are of investment grade quality, and will be purchased (and retained) only if the Adviser believes that the issuers have an adequate capacity to pay interest and repay principal. Municipal securities purchased by the Portfolio whose ratings are subsequently downgraded below the four highest rating categories assigned by a rating agency will be disposed of in an orderly manner, normally within 30 to 60 days. The applicable ratings issued by rating agencies are described in Appendix A to this Statement of Additional Information.


               The value of the Portfolio's securities is generally sensitive to changes in interest rates. (See "Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes.)


BALANCED PORTFOLIO

               In addition to common stock, the equity securities in which the Balanced Portfolio may invest include preferred stock, rights, warrants and securities convertible into common stock. The fixed-income securities in which the Portfolio may invest include U.S. Government securities and other fixed income and debt securities that are rated investment grade. The Portfolio also may purchase asset-backed securities. The Portfolio will not normally invest in securities of issuers having a record, together with their predecessors, of less than three years of continuous operations.


               The value of the fixed income investments of the Portfolio is generally sensitive to changes in interest rates. (See "Intermediate Corporate Bond Portfolio" above for a discussion of the effects of interest rate changes).


               The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. (See "Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.)

EQUITY INCOME PORTFOLIO

               A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable as compared to the price and yield of the common stock.

               The Equity Income Portfolio will not normally invest in securities of issuers having a record, together with their predecessors, of less than three years of continuous operations.

               The Portfolio may invest indirectly in foreign securities through the purchase of ADRs and EDRs, but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. For further information, see "Special Risk Considerations -- Risks Associated with Foreign Securities and Currencies" and "Other Investment Policies and Risk Considerations -- ADRs and EDRs" below.

               The Portfolio reserves the right to hold as a temporary defensive measure during abnormal market or economic conditions up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, such abnormal market or economic conditions warrant. (See "Intermediate Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest and the applicable limitations with respect to such investments.)

EQUITY INDEX PORTFOLIO

               The Adviser generally selects securities for the Equity Index Portfolio on the basis of their weightings in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") and will only purchase a security for the Portfolio that is included in the S&P 500 at the time of such purchase. The Portfolio should exhibit price volatility similar to that of the S&P 500. For further information, see "Other Investment Policies and Risk Considerations -- The Indexing Approach" below.

               With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments. (See "Intermediate Corporate Bond Portfolio" above for a description of the money market instruments in which the Portfolio may invest and the applicable limitations with respect to such investments.) If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into reverse repurchase agreements and lend its portfolio securities.


               The S&P 500. The S&P 500 is composed of approximately 500 common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's chooses the stocks for the S&P 500 on statistical basis. As of December 31, 1998 the stocks in the S&P 500 have a market capitalization of $10.64 trillion and account for approximately 58.1% of the total market value of all U.S. common stocks. Normally, the Portfolio will hold all 500 stocks in the S&P 500 and will hold each stock in approximately the same percentage as that stock represents in the S&P 500. Under certain circumstances, the Portfolio may not hold all 500 stocks in the S&P 500, for example because of changes in the S&P 500, or as a result of shareholder activity in the Portfolio. The Portfolio will periodically rebalance its holdings as dictated by changes in cash flow and the composition of the S&P 500. The Adviser believes that the S&P 500 is an appropriate benchmark for the Portfolio because it is diversified, it is familiar to many investors and it is widely accepted as a reference for common stock investments.

GROWTH & INCOME EQUITY PORTFOLIO

               In addition to common stock, the Growth & Income Equity Portfolio may invest in preferred stock, rights, warrants and securities convertible into common stock. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price and yield of the convertible security is favorable compared to the price and yield of the common stock.

               The Portfolio may invest indirectly in foreign securities through the purchase of ADRs and EDRs but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 15% of the Portfolio's total assets. For further information, see "Special Risk Considerations -- Risks Associated with Foreign Securities and Currencies" and "Other Investment Policies and Risk Considerations -- ADRs and EDRs" below. The Portfolio may also invest in Canadian securities listed on a national securities exchange.

               The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. (See "Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.)

GROWTH EQUITY PORTFOLIO

               In addition to common stock, the Growth Equity Portfolio invests in preferred stock, convertible securities, corporate bonds, debentures, notes, warrants, and put and call options on stock. Under normal conditions, the Portfolio will invest at least 65% of its total assets in equity securities, including common stocks. Debt obligations purchased by the Portfolio may include variable and floating rate instruments, including variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. See "Money Market Portfolio" above for a description of certain risks in investing in variable and floating rate obligations. Debt obligations in which the Portfolio invests will be rated at the time of purchase in one of the four highest rating categories assigned by one or more rating agencies or, if unrated, deemed to be of comparable quality by the Adviser. Securities that are rated in the lowest of the four highest rating categories have speculative characteristics, even though they are of investment grade quality, and changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. Downgrades will be evaluated on a case by case basis by the Adviser. The Adviser will determine whether or not the security continues to be an acceptable investment. If it is determined not to be an acceptable investment, the security will be sold. The applicable ratings categories of rating agencies are described in Appendix A to this Statement of Additional Information.

               The Portfolio may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depository receipts, such as ADRs. Securities of a foreign issuer may present greater risks in the form of nationalization, confiscation, domestic marketability, or other national or international restrictions. As a matter of practice, the Portfolio will not invest in the securities of a foreign issuer if any such risk appears to the Adviser to be substantial. The Portfolio may not invest more than 5% of its total assets in securities of foreign issuers. For further information on the risks of foreign securities, see "Special Risk Considerations -- Risks Associated with Foreign Securities and Currencies" and "Other Investment Policies and Risk Considerations -- ADRs and EDRs" below.

               In such proportions as, in the judgment of the Adviser, prevailing market conditions warrant, the Portfolio may, for temporary defensive purposes, invest in short-term money market instruments, securities issued and/or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements. (See "Intermediate Corporate Bond Portfolio" above for further information on the types of short-term obligations in which the Portfolio may invest.)

SMALL CAP EQUITY PORTFOLIO

               In addition to those securities described in the Prospectuses, the Small Cap Equity Portfolio may invest in preferred stock, rights, warrants, and securities convertible into common stock. The Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants. A convertible security may be purchased for the Portfolio when, in the Adviser's opinion, the price of the convertible security is favorable compared to the price of the common stock. The Portfolio does not intend to invest more than 5% of the value of its total assets in the securities of unseasoned companies, that is, companies (or their predecessors) with less than three years' continuous operation. In general, the Portfolio's stocks and other securities will be diversified over a number of industry groups in an effort to reduce the risks inherent in such investments.

               The Portfolio may invest indirectly in foreign securities through the purchase of such obligations as ADRs and EDRs but will not do so if, immediately after and as a result of the purchase, the value of ADRs and EDRs would exceed 25% of the Portfolio's total assets. For further information, see "Other Investment Policies and Risk Considerations -- ADRs and EDRs" below. The Portfolio may also invest in securities issued by Canadian corporations and Canadian counterparts of U.S. corporations, which may or may not be listed on a national securities exchange or traded in over-the-counter markets.

               The Portfolio reserves the right to hold as a temporary defensive measure up to 100% of its total assets in cash and short-term obligations (having remaining maturities of 13 months or less) at such times and in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. (See "Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.)

SMALL CAP EQUITY INDEX PORTFOLIO

               The Small Cap Equity Index Portfolio will invest substantially all but no less than 80% of its total assets in securities listed in the Standard & Poor's SmallCap 600 Stock Price Index (the "S&P SmallCap 600"). The Adviser generally selects securities for the Portfolio on the basis of their weightings in the S&P SmallCap 600. The Portfolio will only purchase a common stock that is included in the S&P SmallCap 600 at the time of such purchase. The Portfolio should exhibit price volatility similar to that of the S&P SmallCap
600. For further information, see "Other Investment Policies and Risk Considerations -- The Indexing Approach" below.

               With respect to the remaining portion of its total assets, the Portfolio has the ability to hold temporary cash balances which may be invested in U.S. Government obligations and money market instruments, including variable and floating rate obligations such as variable rate master demand notes. (See "Intermediate Corporate Bond Portfolio" above for a description of the money market instruments in which the Portfolio may invest and the applicable limitations with respect to such instruments.) If appropriate, the Portfolio may use options, futures contracts and depository receipts to hedge its positions or for other permissible purposes. The Portfolio also may enter into repurchase and reverse repurchase agreements and lend its portfolio securities.


               The S&P SmallCap 600. The S&P SmallCap 600 is composed of approximately 600 common stocks. These companies are chosen to be a part of the S&P SmallCap 600 based upon their market size, liquidity and industry group representation. As of December 31, 1998, stocks in the S&P SmallCap 600 had a market capitalization of $580 million. To be included in the S&P SmallCap 600, stock selections are also screened by S&P for trading volume, ownership concentration, share price and bid/ask spreads. Normally, the Portfolio will hold all 600 stocks in the S&P SmallCap 600 and will hold each stock in approximately the same percentage as that stock represents in the S&P SmallCap
600. Under certain circumstances, the Portfolio may not hold all 600 stocks in the S&P SmallCap 600, for example because of changes in the S&P SmallCap 600, or as a result of shareholder activity in the Portfolio. The Portfolio will rebalance its holdings periodically as dictated by changes in cash flow and the composition of the S&P SmallCap 600. The Adviser believes that the S&P SmallCap 600 is an appropriate benchmark for the Portfolio because it represents a diversified array of small capitalization companies, it is familiar to many investors and it is widely accepted as a reference for small capitalization common stock investments.


               The S&P SmallCap 600 Index has above-average risk and may fluctuate more than the S&P 500 Stock Price Index, which lists stocks of larger, more established companies. Small capitalization companies may be subject to more abrupt or erratic price movements than the stocks of larger, established companies or the stock market as a whole. Among the reasons for this greater price volatility are the less than certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such stocks and the greater exposure of small capitalization companies to changing economic conditions. In addition, such companies often have limited product lines, smaller markets or fewer financial resources. Because of the risks associated with investing in the small companies that comprise the S&P SmallCap 600, shareholders should consider an investment in the Small Cap Equity Index Portfolio to be long-term. The Portfolio is not designed to provide investors with a means to speculate on short-term movements in the stock market.

INTERNATIONAL EQUITY PORTFOLIO

               In addition to common stock, the International Equity Portfolio may invest in preferred stock and securities convertible into common stock. A convertible security may be purchased for the Portfolio when, in the opinion of the Adviser or Clay Finlay, Inc. ("Clay Finlay" or the "Sub-Adviser"), the price and yield of the convertible security is favorable compared to the price and yield of the common stock. The Portfolio may participate in rights offerings and purchase warrants. The Portfolio will not invest more than 5% of its net assets, taken at market value, in warrants. Warrants acquired by the Portfolio in units or attached to other securities are not subject to this restriction.

               During temporary defensive periods, when deemed necessary by the Adviser or Sub-Adviser, the Portfolio may invest up to 100% of its assets in U.S. Government obligations, debt obligations of companies incorporated and having their principal business activities in the United States, or cash and short-term obligations (having remaining maturities of 13 months or less). (See "Government & Corporate Bond Portfolio" above for a description of the types of short-term obligations in which the Portfolio may invest.) The Portfolio does not intend to invest in such securities for the purpose of meeting its investment objective.

               The Portfolio may also invest, without limitation, in foreign securities through the purchase of ADRs and EDRs. For further information, see "Special Risk Consideration -- Risks Associated with Foreign Securities and Currencies" and "Other Investment Policies and Risk Considerations -- ADRs and EDRs" below.

               The Portfolio will not normally invest in securities of issuers having a record, together with their predecessors, of less than three years of continuous operations.

               Although investing in any mutual fund has certain inherent risks, an investment in the Portfolio may have even greater risks than investments in most other types of mutual funds. The Portfolio is not a complete investment program, and it may not be appropriate for investors who cannot financially bear the loss of at least a significant portion of their investment. The Portfolio's net asset value per Share is subject to rapid and substantial changes because greater risk is assumed in seeking the Portfolio's objective. See "Special Risk Considerations -- Risks Associated with Foreign Securities and Currencies" below.

                           SPECIAL RISK CONSIDERATIONS

               MARKET RISK. The Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and International Equity Portfolios invest primarily, and the Balanced Portfolio invests to a significant degree, in equity securities. As with other mutual funds that invest primarily or to a significant degree in equity securities, these Portfolios are subject to market risk. That is, the possibility exists that common stocks will decline over short or even extended periods of time and both the U.S. and certain foreign equity markets tend to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease.

               INTEREST RATE RISK. Generally, the market value of fixed income securities, including municipal securities, held by the Portfolios can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in a Portfolio's net asset value.

               RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES. Investments in securities of foreign issuers, whether made directly or indirectly, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

               There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would be against a domestic issuer. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

               Certain of the risks associated with international investments are heightened with respect to investments in developing countries. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets. In addition, developing countries may have economies based on only a few industries and small securities markets with a low volume of trading. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Equity Portfolio and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

               Certain countries may also impose restrictions on the International Equity Portfolio's ability to repatriate investment income or capital. Even when there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the International Equity Portfolio.

               Governments of many developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government may own or control many companies, including the largest company or companies. As such, government actions in the future could have a significant effect on economic conditions in these countries, affecting private sector companies, the International Equity Portfolio and the value of its portfolio securities.

               Since the International Equity Portfolio will invest substantially in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the International Equity Portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets and the regulatory control of the exchanges on which the currencies trade. These forces are themselves affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. Costs are incurred in connection with conversions between various currencies.

               The expense ratio of the International Equity Portfolio can be expected to be higher than that of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

               Interest and dividends payable on the International Equity Portfolio's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the net return to the Portfolio's shareholders. For further information, see "Taxes."

               In addition to the International Equity Portfolio, other Portfolios may be subject to certain of the risks described above in connection with investment in foreign securities.

               RISKS ASSOCIATED WITH MUNICIPAL SECURITIES. The ability of the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios (collectively, the "Tax-Exempt Portfolios") to achieve their respective investment objectives are dependent upon the ability of issuers of municipal securities to meet their continuing obligations for the payment of principal and interest. There are additional risks associated with investment in the Missouri Tax-Exempt Bond Portfolio because it invests its assets predominantly in Missouri municipal securities. The Missouri Constitution imposes a limit on the amount of taxes that may be imposed by the General Assembly during any fiscal year. No assurances can be given that the amount of revenue derived from taxes will remain at its current level or that the amount of federal grants previously provided to the State will continue. The State of Missouri is barred by its constitution from issuing debt instruments to fund government operations, although it is authorized to issue bonds to finance or refinance the cost of capital projects upon approval by the voters. In the past, the State has issued two types of bonds to raise capital-general obligation bonds and revenue bonds. Payments on general obligation bonds are made from the General Revenue Fund. Therefore, if the State is unable to increase its tax revenues, the State's ability to make the payments on the existing obligations may be adversely affected. The State also is authorized to issue revenue bonds, which generally provide funds for a specific project, and payments are generally limited to the revenue to that project. The State may, however, enact a tax specifically to repay the State's revenue bonds. Therefore, a reduction of revenues on a project financed by revenue bonds may adversely affect the State's ability to make payments on such bonds. No assurances can be given that the State will receive sufficient revenues from the projects, or that the State will enact and collect tax to be used to make the required payments on such bonds. See "Other Investment Policies and Risk Considerations - Special Considerations Regarding Investment in Missouri Municipal Securities" below.

               ADDITIONAL RISKS AND OTHER CONSIDERATIONS. Although the Tax-Exempt Money Market, Short-Intermediate Municipal and National Municipal Bond Portfolios may invest 25% or more of their respective net assets in (i) municipal securities whose issuers are in the same state, (ii) municipal securities the interest on which is paid solely from revenues of similar projects, and (iii) private activity bonds, no Portfolio presently intends to do so unless in the opinion of the Adviser the investment is warranted. Although the Missouri Tax-Exempt Bond Portfolio does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in industrial development bonds issued before August 7, 1986, the interest on which is not treated as a specific tax preference item under the federal alternative minimum tax, and in municipal securities, the interest on which is paid solely from revenues of similar projects, if such investments are deemed necessary or appropriate by the Adviser. To the extent that a Portfolio's assets are invested in municipal securities the issuers of which are in the same state or that are payable from the revenues of similar projects or in private activity bonds, a Portfolio will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and bonds to a greater extent than it would be if its assets were not so invested.

               Each of the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios is classified as non-diversified under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political, and regulatory developments than a diversified investment portfolio with similar objectives.

               Investors in the Missouri Tax-Exempt Bond Portfolio should consider the risk inherent in such Portfolio's concentrations in Missouri municipal securities versus the safety that comes with a less geographically concentrated investment portfolio, and should compare the yields and tax-equivalent yields available on portfolios of Missouri municipal securities with the yields and tax-equivalent yields of more diversified portfolios with securities of comparable quality, including non-Missouri municipal securities, before making an investment decision.

               Municipal securities purchased by the Tax-Exempt Portfolios may be backed by letters of credit or guarantees issued by domestic or foreign banks and other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or a guarantee with respect to a municipal security held by a Tax-Exempt Portfolio could have an adverse effect on the Portfolio's investment portfolio and the value of its Shares. Foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations, including less stringent reserve requirements and different accounting, auditing and recordkeeping requirements.

               Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax (and, with respect to Missouri municipal securities, to the exemption from Missouri income tax) are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity and the tax-exempt status of payments received by a Portfolio from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Tax-Exempt Portfolios and their Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of municipal securities, the creation of any tax-exempt derivative security, or the bases for such opinions.

               EUROPEAN CURRENCY UNIFICATION. Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

               This change is likely to significantly impact the European capital markets in which the International Equity Portfolio invests and may result in the Portfolio facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, uncertainty as to the proper tax treatment of the currency conversion, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Portfolio's net asset value per share.

                OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

               The investment policies described in the Prospectuses and this Statement of Additional Information are among those which one or more of the Portfolios have the ability to utilize. Some of these policies may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular policy, method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

               MUNICIPAL SECURITIES. As described in their Prospectuses and subject to their respective investment limitations, the Tax-Exempt Portfolios may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities which obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

               The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenues securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal securities may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

               There are, of course, variations in the quality of municipal securities both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general conditions of the money market and/or the municipal bond market, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies, such as Moody's and S&P, represent their opinions as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

        Each of the Tax-Exempt Portfolios may acquire zero coupon obligations, which may have greater price volatility than coupon obligations and which will not result in payment of interest until maturity. Each Tax-Exempt Portfolio may also purchase general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Also included within the general category of municipal securities are participation certificates in leases, installment purchase contracts, or conditional sales contracts ("lease obligations") entered into by state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged, certain lease obligations are backed by the lessee's covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the lessee has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing and may not be as marketable as more conventional securities. To the extent these securities are illiquid, they are subject to each Portfolio's applicable limitation on illiquid securities described below.

               Certificates of participation represent undivided interests in lease payments by a governmental or nonprofit entity. A lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations. To alleviate potential liquidity problems with respect to these investments, a Portfolio may enter into remarketing agreements which may provide that the seller or a third party will repurchase the obligation within seven days after demand by the Portfolio and upon certain conditions such as the Portfolio's payment of a fee.

               The payment of principal and interest on most securities purchased by a Tax-Exempt Portfolio will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in the Prospectuses and this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

               Private activity bonds issued by or on behalf of public authorities to finance various privately operated facilities are considered to be municipal securities. Private activity bonds have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Furthermore, payment of principal and interest on municipal securities of certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations, including rights of redemption and limitations on obtaining deficiency judgments. In the event of a foreclosure, collection of the proceeds of the foreclosure may be delayed, and the amount of proceeds from the foreclosure may not be sufficient to pay the principal of and accrued interest on the defaulted municipal securities. Interest on private activity bonds, although free from regular federal income taxation, may be an item of tax preference for purposes of the federal alternative minimum tax.

               From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. For example, the Tax Reform Act of 1986 (the "Act"), adopted in October 1986, substantially revised provisions of prior law affecting the issuance and use of proceeds of certain tax-exempt obligations. The Act made a new definition of private activity bonds applicable to many types of bonds, including those which were industrial development bonds under prior law. Interest on private activity bonds is exempt from regular federal income tax only if the bonds fall within and meet the requirements of certain defined categories of qualified private activity bonds. The Act also extended to all municipal securities issued after August 16, 1986 (August 31, 1986 in the case of certain bonds) certain rules formerly applicable only to industrial development bonds. If the issuer fails to observe such rules, the interest on the municipal securities may become taxable retroactive to the date of issue. In addition, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. (See "Additional Information Concerning Taxes" below.) Moreover, with respect to Missouri municipal securities, the Fund cannot predict what legislation, if any, may be proposed in the Missouri Legislature relating to the status of the Missouri income tax on interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might adversely affect the availability of municipal securities generally, or Missouri municipal securities specifically, for investment by a Portfolio and the liquidity and value of a Portfolio's assets. In such an event, each Portfolio would reevaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

               Subject to its investment policies, the Money Market Portfolio may also invest in municipal securities. Dividends paid by the Money Market Portfolio that are derived from interest on municipal securities would be taxable to its shareholders for federal income tax purposes.

               VARIABLE AND FLOATING RATE INSTRUMENTS. Subject to their respective investment limitations, each Portfolio may purchase variable and floating rate obligations. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. The Money Market Portfolios and the International Equity Portfolio will invest in such instruments only when the Adviser believes that any risk of loss due to issuer default is minimal. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or a variable or floating rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable or floating rate notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

               Variable or floating rate obligations held by the Money Market Portfolios may have maturities of more than 397 days provided that: (i) the Portfolio is entitled to payment of principal at any time upon not more than 30 days' notice or at specified intervals not exceeding 397 days (upon not more than 30 days' notice); (ii) the rate of interest on a variable rate instrument is adjusted automatically on set dates not exceeding 397 days, and the instrument, upon adjustment, can reasonably be expected to have a market value that approximates its par value; and (iii) the rate of interest on a floating rate instrument is adjusted automatically whenever a specified interest rate changes and the instrument, at any time, can reasonably be expected to have a market value that approximates its par value.

               Municipal securities purchased by the Tax-Exempt Portfolios may include rated or unrated variable and floating rate instruments, including variable rate master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated instruments purchased by a Portfolio will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be purchased. The absence of an active secondary market for a particular variable or floating rate instrument, however, could make it difficult for a Portfolio to dispose of an instrument if the issuer were to default on its payment obligation. A Portfolio could, for these or other reasons, suffer a loss with respect to such instruments.

               The variable and floating rate demand instruments that the Tax-Exempt Portfolios may purchase include participations in municipal securities purchased from and owned by financial institutions, primarily banks. Participation interests provide a Portfolio with a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice, not to exceed thirty days. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank that the Adviser has determined meets the prescribed quality standards for the Portfolio. The bank typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

               RESTRICTED AND ILLIQUID SECURITIES. A Portfolio will not invest more than 15% (10% with respect to a Money Market Portfolio) of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to SEC Rule 144A are subject to the applicable limit (unless the Adviser or Sub-Adviser, pursuant to guidelines established by the Board of Directors, determines that a liquid market exists). The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for the resale of certain securities to qualified institutional buyers. The purchase of securities which can be sold under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities. The International Equity Portfolio will not invest more than 10% of its total assets in the securities of issuers which are restricted as to disposition, other than restricted securities eligible for resale pursuant to Rule 144A.

               The Adviser or Sub-Adviser monitors the liquidity of restricted securities in the Fund's Portfolios under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser and Sub-Adviser may consider the following factors, although such factors may not necessarily be determinative: (1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

               CONVERTIBLE SECURITIES. Subject to their respective investment limitations, the Equity and Bond Portfolios (other than the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios) may purchase convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

               In selecting convertible securities for a Portfolio, the Adviser (or Sub-Adviser) will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying stocks; the prices of the securities relative to other comparable securities and to the benefits of sinking funds or other protective conditions; diversification of the Portfolio as to issuers; and whether the securities are rated by Ratings Agencies and, if so, the ratings assigned. A Portfolio will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Adviser's or Sub-Adviser's opinion, the investment characterization of the underlying common stock will assist the Portfolio in achieving its investment objective. Otherwise a Portfolio may hold or trade convertible securities.

               The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying stock while holding fixed income securities.

               RIGHTS AND WARRANTS. The Equity Portfolios may participate in rights offerings and purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Portfolios could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' or warrants' expiration. Also, the purchase of rights or warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The Portfolios will not invest more than 5% of their respective net assets, taken at market value, in warrants, or more than 2% of their respective net assets, taken at market value, in warrants not listed on the New York, American or Canadian Stock Exchanges. Warrants acquired by the Portfolios in units or attached to other securities are not subject to this restriction.

               STAND-BY COMMITMENTS. Each of the Tax-Exempt Portfolios may acquire "stand-by commitments" with respect to municipal securities held by it. Under a stand-by commitment, a dealer or bank agrees to purchase from a Portfolio, at the Portfolio's option, specified municipal securities at their amortized cost value to the Portfolio plus accrued interest, if any. Standby commitments acquired by a Portfolio must be rated in the two highest categories as determined by a rating agency, or, if not rated, must be of comparable quality as determined by the Adviser pursuant to guidelines approved by the Fund's Board of Directors. Stand-by commitments are exercisable by a Portfolio at any time before the maturity of the underlying municipal securities and may be sold, transferred or assigned by the Portfolio only with the underlying instruments. The Missouri Tax-Exempt Bond Portfolio expects that its investments in stand-by commitments will not exceed 5% of the value of its total assets under normal market conditions.

               The Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Tax-Exempt Portfolio may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

               The Tax-Exempt Portfolios intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Adviser's opinion, present minimal credit risks. A Portfolio's reliance upon the credit of these dealers, banks and broker-dealers will be secured by the value of the underlying municipal securities that are subject to the commitment. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

               Each Tax-Exempt Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Portfolio would be valued at zero in determining net asset value. The acquisition of a "stand-by commitment" by the Tax-Exempt Money Market Portfolio would thus not affect the valuation or assumed maturity of the underlying municipal securities, which would continue to be valued in accordance with the amortized cost method. Where a Portfolio paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Portfolio. If a stand-by commitment is exercised, its cost will reduce the amount realized on the sale of the municipal securities for purposes of determining the amount of gain or loss. If a stand-by commitment expires unexercised, its cost is added to the basis of the security to which it relates in those instances where the stand-by commitment was acquired on the same day as the bond, and in other cases will be treated as a capital loss at the time of expiration. Stand-by commitments would not affect the average weighted maturity of a Portfolio.

               TAX-EXEMPT DERIVATIVES. Subject to their respective investment limitations, the Tax-Exempt Portfolios may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. The Adviser expects that less than 5% of each Tax-Exempt Portfolio's assets will be invested in such securities during the current year. A number of different structures have been used. For example, interests in long-term fixed-rate municipal securities, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put), the underlying municipal securities to a third party at periodic intervals and to receive the principal amount thereof. In some cases, municipal securities are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Portfolios may hold tax-exempt derivatives, such as participation interests and custodial receipts, for municipal securities which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Fund nor the Adviser will review the proceedings related to the creation of any tax-exempt derivatives or the basis for such opinions.

               U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations that may be held by the Portfolios, subject to their respective investment policies, include, in addition to U.S. Treasury bonds, notes and bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Maritime Administration, Resolution Trust Corporation, and International Bank for Reconstruction and Development.

               Obligations of certain agencies and instrumentalities of the U.S. Government, such as GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

               Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Portfolio. Certain U.S. Government securities held by the Money Market Portfolios may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates no less frequently than every thirteen months.

               STRIPPED GOVERNMENT SECURITIES. To the extent consistent with their respective investment policies, each Portfolio may invest in bills, notes and bonds (including zero coupon bonds) issued by the U.S. Treasury. In addition, each Portfolio (except the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, Growth Equity, Equity Index and Small Cap Equity Index Portfolios) may also invest in "stripped" U.S. Treasury obligations, including (1) coupons that have been stripped from U.S. Treasury bonds, which are held through the Federal Reserve Bank's book-entry system called the "Separate Trading of Registered Interest and Principal Securities" ("STRIPS") program or (2) through the Coupon Under Bank-Entry Safekeeping ("CUBES") program or other stripped securities issued directly by agencies or instrumentalities of the U.S. Government (and, with respect to the Treasury Money Market Portfolio only, that are also guaranteed as to principal and interest by the U.S. Government). STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System.

The Money Market, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Growth & Income Equity, Small Cap Equity and Balanced Portfolios may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and sold under proprietary names. Having separated the interest coupons from the underlying principal of the U.S. Government Obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names including "Treasury Income Growth Receipts" ("TIGRS") and "Certificates of Accrual on Treasury Securities" ("CATS"). Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the SEC as U.S. Government securities for purposes of the 1940 Act.

               Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Adviser will consider the liquidity needs of a Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.

               The stripped coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped principal-only securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. In the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder), the underlying U.S. Treasury bonds and notes themselves are held in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities, such as the Portfolios, most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and security purposes.

               The U.S. Government does not issue stripped Treasury securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

               For custodial receipts, the underlying debt obligations are held separate from the general assets of the custodian and nominal holder of such securities, and are not subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian. The custodian is also responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

               SECURITIES LENDING. To increase return or offset expenses, each Portfolio (except the Tax-Exempt Money Market and Missouri Tax-Exempt Bond Portfolios) may lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value, marked to market daily, to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current SEC policies, each Portfolio is currently limiting its securities lending to 33-1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. Loans are subject to termination by a Portfolio or a borrower at any time.

               While these Portfolios would not have the right to vote securities on loan, each Portfolio intends to terminate the loan and regain the right to vote should this be considered important with respect to the investment. When the Portfolios lend their securities, they continue to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur.

               SECURITIES OF OTHER INVESTMENT COMPANIES. Under certain circumstances and subject to their respective investment policies and limitations, each Portfolio may invest in securities issued by other investment companies, limited, except as described below, with respect to each Portfolio (other than the Growth Equity Portfolio) to investment companies which determine their net asset value per Share based on the amortized cost or penny-rounding method and which invest in securities in which the Portfolio is permitted to invest. Each Portfolio currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group;
(c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Portfolios and other investment companies advised by the Adviser.

               Investments in other investment companies will cause a Portfolio (and, indirectly, the Portfolio's shareholders) to bear proportionately the cost incurred in connection with the operations of such other investment companies. In addition, investment companies in which a Portfolio may invest may impose a sales or distribution charge in connection with the purchase or redemption of their shares as well as other types of commissions or charges (no sales charge will be paid by the Missouri Tax-Exempt Bond Portfolio in connection with such investments). Such charges will be payable by a Portfolio and, therefore, will be borne indirectly by its shareholders. The income on securities of other investment companies may be taxable to investors at the state or local level. See "Additional Information Concerning Taxes" below.

               ASSET-BACKED SECURITIES. Subject to their respective investment policies, the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond and Balanced Portfolios may purchase asset-backed securities (i.e., securities backed by mortgages, installment sale contracts, corporate receivables, credit card receivables or other assets) that are issued by entities such as GNMA, FNMA and FHLMC and private issuers such as commercial banks, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks, and investment banks. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and for this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

               Presently there are several types of mortgage-backed securities, including guaranteed mortgage pass-through certificates, which provide the holder with a pro rata interest in the underlying mortgages, and collateralized mortgage obligations ("CMOs"), which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be subject to greater volatility and interest-rate risk than other types of mortgage-backed securities. The average life of asset-backed securities varies with the underlying instruments or assets and market conditions, which in the case of mortgages have maximum maturities of forty years. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgages underlying the securities as the result of unscheduled principal payments and mortgage prepayments. The relationship between mortgage prepayment and interest rates may give some high-yielding mortgage-backed securities less potential for growth in value than conventional bonds with comparable maturities. In addition, in periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Portfolio will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. When interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities. Because of these and other reasons, an asset-backed security's total return may be difficult to predict precisely.

               There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation with the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

               Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. The collateral supporting non-mortgage asset-backed securities generally is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. The repossession of automobiles and other personal property upon the default of the debtor may be difficult or unpracticable in some cases. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

               WHEN-ISSUED PURCHASES, DELAYED SETTLEMENT TRANSACTIONS AND FORWARD COMMITMENTS. Each Portfolio may purchase securities on a "when-issued" basis and, except for the Growth Equity Portfolio, may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit a Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. Additionally, the Short-Intermediate Municipal, National Municipal Bond and Growth Equity Portfolios may purchase or sell securities on a "delayed settlement" basis. This refers to a transaction in the secondary market that will settle some time in the future. When-issued purchases, forward commitments and delayed settlement transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date.

               When a Portfolio agrees to purchase or sell securities on a when-issued, delayed settlement or forward commitment basis, the Custodian (or sub-custodian) will maintain in a segregated account cash, U.S. Government securities, liquid portfolio securities or other high-grade debt obligations having a value (determined daily) at least equal to the amount of the Portfolio's commitments. In the case of a forward commitment to sell portfolio securities, the Custodian (or sub-custodian) will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Portfolio will maintain sufficient assets at all times to cover is obligations under when-issued purchases and delayed delivery and forward commitment transactions.

               A Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a delayed delivery or forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. No Portfolio intends to engage in such transactions for speculative purposes. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a capital gain or loss.

               When a Portfolio engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

               The value of the securities underlying such commitments to purchase or sell securities, and any subsequent fluctuations in their value, is taken into account when determining a Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

               Each Portfolio expects that these transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. Because the Portfolios will each set aside cash or liquid assets to satisfy its purchase commitments in the manner described, a Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or forward commitment basis ever exceeded 25% of the value of its total assets. The National Municipal Bond Portfolio expects that commitments to purchase when-issued securities will not exceed 5% of its total assets under normal market conditions.

               FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Because the International Equity Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio may from time to time enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio may enter into currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward currency contracts to purchase or sell foreign currencies.

               A forward foreign currency contract involves an obligation by the Portfolio to purchase or sell a specified currency at a future date at a price set at the time of the contract. In this respect, forward currency contracts are similar to foreign currency futures contracts described below; however, unlike futures contracts, which are traded on recognized commodities exchanges, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Portfolio to establish a rate of exchange for a future point in time. The Portfolio may enter into forward foreign currency exchange contracts when deemed advisable by their investment adviser under two circumstances.

               When entering into a contract for the purchase or sale of a security, the International Equity Portfolio may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations in the value of the foreign currency relative to the U.S. dollar or other foreign currency between the date the security is purchased or sold and the date on which payment is made or received. For instance, the Portfolio may use forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. The use of such forward contracts is limited to hedging against movements in the value of foreign currencies relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Portfolio will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Portfolio's assets but will be employed as necessary to correspond to particular transactions or positions. The Portfolio may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated in, quoted in, or currently convertible into that particular currency. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Portfolio's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities decline, but forward foreign currency exchange contracts do allow the Portfolio to establish a rate of exchange for a future point in time.

               When the Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the International Equity Portfolio may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The Portfolio does not intend to enter into forward contracts under this second circumstance on a regular or continuing basis. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency. While forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. Furthermore, forward foreign currency exchange contracts do not eliminate fluctuations in the underlying prices of securities. In addition, the Portfolio will incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

               The Fund's Custodian will place in a separate account of the International Equity Portfolio cash or liquid securities in an amount equal to the value of the Portfolio's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Portfolio.

               At the maturity of a forward contract, the International Equity Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

               It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the International Equity Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

               If the International Equity Portfolio retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline between the date the Fund enters into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. For a discussion of the Federal tax treatment of forward contracts, see "Additional Information Concerning Taxes -- Taxation of Certain Financial Instruments."

               OPTIONS TRADING. Each of the Equity and Bond Portfolios (except the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios) may purchase put options and each Portfolio (except the Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond and Growth Equity Portfolios) may purchase call options. Except as described below with respect to the Growth Equity Portfolio, such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and, with respect to each Portfolio other than the Growth Equity Portfolio, will be in an amount not exceeding 10% of that Portfolio's net assets. The International Equity Portfolio will not invest more than 5% of its total assets in initial margin deposits and premiums (including without limitation, puts, calls, straddles and spreads) and any combination thereof. Options trading is a specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security or index increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and a writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock or bond index provides the holder with the right to make or receive a cash settlement upon the exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. Such transactions will be entered into only as a hedge against fluctuations in the value of securities which a Portfolio holds or intends to purchase.

               A Portfolio's obligation to sell a security subject to a covered call option written by it may be terminated prior to the expiration date of the option by the Portfolio's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, would not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Portfolio will write an option on a particular security only if the Adviser or Sub-Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Portfolio to make a closing purchase transaction in order to close out its position.

               The Growth Equity Portfolio may purchase and write over-the-counter options or portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by the Portfolio that are not traded on an exchange.

               Each of the Equity and Bond Portfolios (except the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios) may also write covered call options. A covered call option is an option to acquire a security that a Portfolio owns or has the right to acquire during the option period. Except as described below with respect to the Growth Equity Portfolio, such options will be listed on a national securities exchange and issued by the Options Clearing Corporation. When a Portfolio writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Portfolio is included in the liability section of the Portfolio's statement of assets and liabilities as a deferred credit. The amount of the deferred credit is subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Portfolio may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Portfolio will realize a gain or loss. Premiums from expired options written by a Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

               As noted previously, there are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, even when traded on a national securities exchange ("Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

               The Growth Equity Portfolio may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by such Portfolio are not traded on a national securities exchange. Over-the-counter options are two-party contracts with price and terms negotiated between the buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation such as the Options Clearing Corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. While each of the Portfolios authorized to engage in options transactions may invest in options relating to various securities indexes as well as to individual securities, the Growth Equity Portfolio may not engage in options transactions relating to indexes.

               The International Equity Portfolio may write covered call options, buy put options, buy call options and write secured put options for hedging (or cross-hedging) purposes or for the purpose of earning additional income. Such options may relate to particular securities, foreign or domestic stock or bond indices, financial instruments or foreign currencies; may or may not be listed on a domestic or foreign securities exchange; and may or may not be issued by the Options Clearing Corporation. The International Equity Portfolio will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Adviser or Sub-Adviser. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options. The International Equity Portfolio will not purchase put and call options in an amount that exceeds 10% of its net assets at the time of purchase.

               The aggregate value of the securities subject to covered call options written by a Portfolio will not exceed 25% of the value of its net assets. In order to close out an option position, a Portfolio may enter into a "closing purchase transaction" -- the purchase of a covered call option on the same security with the same exercise price and expiration date as the option which the Portfolio previously wrote. By writing a covered call option, a Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit and it is not able to sell the underlying security until the option expires, is exercised, or the Portfolio effects a closing purchase transaction by purchasing an option of the same series. The use of covered call options will not be a primary investment technique of any Portfolio.

               A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

               FOREIGN CURRENCY PUT AND CALL OPTIONS. The International Equity Portfolio may purchase foreign currency put options on U.S. exchanges or U.S. over-the-counter markets. (See "Options Trading" above for a discussion of options trading). A put option gives the Portfolio, upon payment of a premium, the right to sell a currency at the exercise price until the expiration of the option and serves to insure against adverse currency price movements in the underlying portfolio assets denominated in that currency. Exchange listed options markets in the United States include seven major currencies, and trading may be thin and illiquid. The seven major currencies are Australian dollars, British pounds, Canadian dollars, German marks, French francs, Japanese yen and Swiss francs.

               UNLISTED CURRENCY OPTIONS. The International Equity Portfolio may purchase unlisted currency options. A number of major investment firms trade unlisted options which are more flexible than exchange listed options with respect to strike price and maturity date. These unlisted options generally are available on a wider range of currencies. Unlisted foreign currency options are generally less liquid than listed options and involve the credit risk associated with the individual issuer. They will be deemed to be illiquid for purposes of the limitation on investments in illiquid securities.

               WRITING FOREIGN CURRENCY CALL OPTIONS. A call option written by the International Equity Portfolio gives the purchaser, upon payment of a premium, the right to purchase from the International Equity Fund a currency at the exercise price until the expiration of the option.

               FUTURES CONTRACTS AND RELATED OPTIONS. The Equity Portfolios and the U.S. Government Securities, Intermediate Corporate Bond, Bond Index and Government & Corporate Bond Portfolios may invest in futures contracts to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. The International Equity Portfolio may invest in interest rate futures contracts, options on futures contracts and other types of financial futures contracts (such as foreign currency contracts), as well as any index or foreign market futures (such as stock or bond index futures contracts or interest rate futures or options) which are available in recognized exchanges or in other established financial markets to the extent permitted by the CFTC and the SEC.

               Such transactions, including stock or bond index futures contracts, or options thereon, act as a hedge to protect a Portfolio from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities or, with respect to the Equity Index and Small Cap Equity Index Portfolios, can be used to simulate full investment in the S&P 500 or S&P SmallCap 600, respectively, while retaining a cash balance for portfolio management purposes. Hedging is a specialized investment technique that entails skills different from other investment management. The Adviser (or Sub-Adviser) may also consider such transactions to be economically appropriate for the reduction of risk inherent in the ongoing management of a Portfolio. A stock or bond index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stock or bonds included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock or bond in the index is contemplated. Similarly, it may be in the best interest of a Portfolio to purchase or sell interest rate futures contracts, or options thereon, which provide for the future delivery of specified fixed income securities.

               To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contracts, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Portfolio had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Portfolio might be required to make delivery of the instruments underlying futures contracts that it holds. The inability to close options and futures positions also could have an adverse impact on a Portfolio's ability to hedge effectively.

               Successful use of futures by a Portfolio is also subject to the Adviser's or Sub-Adviser's ability to predict movements correctly in the direction of the market. There is an imperfect correlation between movements in the price of futures and movements in the price of the securities which are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser or Sub-Adviser may still not result in a successful hedging transaction over a short time frame.

               The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

               Utilization of futures transactions by a Portfolio involves the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

               Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

               The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

               The purchase and sale of futures contracts or related options will not be a primary investment technique of any Portfolio. None of the Portfolios will purchase or sell futures contracts (or related options thereon) for hedging purposes if, immediately after purchase, the aggregate initial margin deposits and premiums paid by a Portfolio on its open futures and options positions exceeds 5% of the liquidation value of the Portfolio, after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered. For a more detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

               ADRS AND EDRS. The Intermediate Corporate Bond, Government & Corporate Bond, Equity Income, Growth & Income Equity, Growth Equity, Small Cap Equity, International Equity and Balanced Portfolios may invest their assets in securities such as ADRs and EDRs, which are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs and EDRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR and EDR prices are denominated in U.S. dollars, even though the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such instruments involve risks similar to those of investing directly in foreign securities. Such risks include political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries.

               MONEY MARKET INSTRUMENTS. Subject to their respective investment policies, the Equity and Bond Portfolios may invest in the following taxable investments for temporary defensive or other purposes: commercial paper, bankers' acceptances, certificates of deposit, time deposits and floating rate notes. (See "Money Market Portfolio" above for a discussion of cash equivalents and "Variable and Floating Rate Instruments" above for a discussion of variable and floating rate instruments.)

               The International Equity Portfolio may invest a portion of its assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations may include ECDs; ETDs; CTDs; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee CDs; and Yankee BAs. (See "Money Market Portfolio" above for a description of certain of these obligations.)

               REPURCHASE AGREEMENTS. Subject to their respective investment policies, each Portfolio (except the National Municipal Bond Portfolio) may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). Under the terms of a repurchase agreement, a Portfolio purchases securities from financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. Securities subject to repurchase agreements are held by the Portfolios' Custodian or in the Federal Reserve/Treasury book-entry system. During the term of any repurchase agreement, the Adviser or Sub-Adviser will continue to monitor the creditworthiness of the seller. The repurchase price generally equals 102% of the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities). Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the agreement at not less than the repurchase price, and securities subject to repurchase agreements are maintained by the Portfolios' Custodian in segregated accounts in accordance with the 1940 Act. Default by the seller could, however, expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although no Portfolio presently intends to enter into repurchase agreements providing for settlement in more than seven days, each Portfolio does have the authority to do so subject to its limitation on the purchase of illiquid securities described below. Repurchase agreements are considered to be loans under the 1940 Act. The income on repurchase agreements is taxable. See "Additional Information Concerning Taxes" below.

               REVERSE REPURCHASE AGREEMENTS. Subject to their investment policies, each Portfolio (except the Treasury Money Market Portfolio and the Tax-Exempt Portfolios) may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with their respective investment limitations below. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. At the time a Portfolio enters into such an arrangement, it will place, in a segregated custodial account, liquid assets having a value at least equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

               Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the price of the securities that it is obligated to repurchase. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Each Portfolio intends to limit its borrowings (including reverse repurchase agreements) during the current fiscal year to not more than 5% of its net assets.

               STANDARD AND POOR'S DEPOSITORY RECEIPTS, STANDARD & POOR'S MIDCAP 400 DEPOSITORY RECEIPTS AND THE DOW INDUSTRIALS DIAMONDS. The Equity Portfolios may invest in Standard & Poor's Depository Receipts ("SPDRs"), Standard & Poor's MidCap 400 Depository Receipts ("MidCap SPDRs") and The Dow Industrials DIAMONDS ("DIAMONDS"). SPDRs represent ownership in the SPDR Trust, a long-term unit investment trust which holds a portfolio of common stocks that is intended to track the performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index. MidCap SPDRs represent ownership in the MidCap SPDR Trust, a long-term unit investment trust which holds a portfolio of common stocks that is intended to tract the performance and dividend yield of the Standard & Poor's MidCap 400 Index. DIAMONDS represent ownership in the DIAMONDS Trust, a long-term unit investment trust which holds a portfolio of common stocks that is intended to track the performance and yield of the Dow Jones Industrial Average. Because investments in SPDRs, MidCap SPDRs and DIAMONDS represent investments in unit investment trusts, such investments are subject to the 1940 Act's limitations on investments in other investment companies.

               The Bond Index, Equity Index and Small Cap Equity Index Portfolios may invest in any index-based depository receipts in lieu of investment in the actual securities that are listed in their respective indexes.

               THE INDEXING APPROACH. The Bond Index, Equity Index and Small Cap Equity Index Portfolios seek to approximate the investment performance of their respective market segments, as represented by their respective indexes, i.e. the Lehman Aggregate in the case of the Bond Index Portfolio, the S&P 500 in the case of the Equity Index Portfolio and the S&P SmallCap 600 in the case of the Small Cap Equity Index Portfolio. While there can be no guarantee that a Portfolio's investment results will precisely match the results of its corresponding index, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Portfolios and their respective indexes. Each Portfolio will attempt to achieve a correlation between its performance and its respective index of at least 0.95 before deduction of operating expenses. A correlation of 1.00 would indicate a perfect correlation, which would be achieved when a Portfolio's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. Each Portfolio's ability to correlate its performance with its respective index, however, may be affected by, among other things, transaction costs, changes in securities markets, the manner in which S&P or Lehman Brothers, Inc. ("Lehman") calculate their respective indexes, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Portfolios in relation to their indexes under the supervision of the Board of Directors. In the unlikely event that a high correlation is not achieved, the Board of Directors will take appropriate steps to correct the reason for the lower correlation.

               THE INCLUSION OF A SECURITY IN ANY OF THE PORTFOLIOS' INDEXES IN NO WAY IMPLIES AN OPINION BY S&P OR LEHMAN AS TO ITS ATTRACTIVENESS AS AN INVESTMENT. S&P AND LEHMAN ARE NOT SPONSORS OF, OR IN ANY WAY AFFILIATED WITH, THE PORTFOLIOS.

               The Adviser believes that the indexing approach should involve less portfolio turnover, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. Ordinarily, a Portfolio will buy or sell securities only to reflect changes in an index (including mergers or changes in the composition of an index) or to accommodate cash flows into and out of the Portfolio. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of a Portfolio and that of its respective index, may cause the return of a Portfolio to be lower than the return of its respective index. The Portfolios may invest in less than all of the securities included in their respective indexes, which may result in a return that does not correspond with that of the indexes, after taking expenses into account.

PORTFOLIO TURNOVER AND TRANSACTIONS

               Subject to the general control of the Fund's Board of Directors, the Adviser (and with respect to the International Equity Portfolio, the Sub-Adviser) is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolios.

               In the case of the Equity and Bond Portfolios, portfolio turnover may vary greatly from year to year as well as within a particular year. Portfolio turnover may also be affected by cash requirements for redemptions of shares and by requirements which enable a Portfolio to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making investment decisions.

               The Fund did not acquire any securities of its "regular brokers or dealers" or their parents during its most recent fiscal year.

               Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions. On the exchanges on which commissions are negotiated, the cost of the transactions may vary among different brokers. During the fiscal years ended November 30,

1998, 1997 and 1996, the Growth & Income Equity Portfolio paid $1,278,698, $858,757, and $708,924, respectively, in brokerage commissions. During the fiscal years ended November 30, 1998, 1997 and 1996, the Small Cap Equity Portfolio paid $550,114, $428,191 and $352,745, respectively, in brokerage commissions. During the fiscal years ended November 30, 1998, 1997 and 1996, the International Equity Portfolio paid $293,093, $248,564 and $235,230, respectively, in brokerage commissions. During the fiscal years ended November 30, 1998, 1997 and 1996, the Balanced Portfolio paid $123,935, $120,705 and
$144,448, respectively, in brokerage commissions. For the fiscal year ended November 30, 1998, and during the period October 1, 1997 through November 30, 1997 and for the fiscal years ended September 30, 1997 and 1996, the Growth Equity Portfolio paid brokerage commissions of $122,348, $95,470 and $71,770, respectively. During the fiscal years ended November 30, 1998 and 1997, the Equity Income Portfolio paid $361,966 and $151,046 in brokerage commissions. During the fiscal year ended November 30, 1998 and 1997, the Equity Index Portfolio paid $15,775 and $10,259 in brokerage commissions. No commissions were paid by the Fund to any "affiliated" persons (as defined in the 1940 Act) of the Fund. The Small Cap Equity Index Portfolio had not commenced operations as of November 30, 1998.


               Securities purchased and sold by the Portfolios which are traded in the over-the-counter market are generally done so on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

               The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolios will engage in this practice, however, only when the Adviser (or Sub-Adviser in the case of the International Equity Portfolio), in its sole discretion, believes such practice to be otherwise in a Portfolio's interests.

               While the Adviser (or Sub-Adviser in the case of the International Equity Portfolio) generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

               Subject to this consideration, dealers who provide supplemental investment research to the Adviser (or Sub-Adviser) may receive orders for transactions by a Portfolio. Information so received is in addition to and not in lieu of services required to be performed by the Adviser (or Sub-Adviser) and does not reduce the advisory fees payable to it by a Portfolio. Such information may be useful to the Adviser (or Sub-Adviser) in serving both the Portfolios and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser (or Sub-Adviser) in carrying out its obligations to the Portfolios. Portfolio securities will not be purchased from or sold to the Adviser, the Sub-Adviser, the Fund's distributor, the Fund's administrator or any "affiliated person" (as such term is defined under the 1940 Act) or any of them acting as principal, except to the extent permitted by the SEC. In addition, the Portfolios will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

               Investment decisions for the Portfolios are made independently from those for other investment companies and accounts advised or managed by the Adviser (or Sub-Adviser). Such other investment companies and accounts may also invest in the same securities as the Portfolios. When a purchase or sale of the same security is made at substantially the same time on behalf of a Portfolio and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser (or Sub-Adviser) believes to be equitable to the Portfolio and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained by the Portfolio. To the extent permitted by law, the Adviser (or Sub-Adviser) may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

               Although the Equity and Bond Portfolios will not normally engage in short-term trading, each Portfolio (except the Bond Index, Equity Index and Small Cap Equity Index Portfolios) reserves the right to do so if the Adviser (or Sub-Adviser) believes that selling a particular security is appropriate in light of the Portfolio's investment objective. Investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Portfolio involved and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains; distributions derived from such gains may be treated as ordinary income for federal income tax purposes. See "Additional Information Concerning Taxes" below.

               Although the Small Cap Equity Index Portfolio cannot accurately predict its annual portfolio turnover rate, such rate is not expected to exceed 100%.

               To the extent permitted by the 1940 Act and guidelines adopted by the Fund's Board of Directors, a Portfolio may utilize the Fund's distributor or one or more of its affiliates as a broker in connection with the purchase or sale of securities when the Adviser believes the charge for the transaction does not exceed the usual and customary broker's commission.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MISSOURI MUNICIPAL SECURITIES

               The following highlights some of the more important economic and financial trends and considerations and is based on information from official statements, prospectuses and other publicly available documents relating to securities offerings of the State of Missouri, its agencies and instrumentalities, as available on the date of this Statement of Additional Information. The Fund has not independently verified any of the information contained in such statements or other documents.


               Missouri's population was approximately 5.4 million in 1997, which represents a 5.6% increase from the 1990 decennial census of the U.S. Census Bureau. Based on 1997 U.S. Census Bureau estimates, Missouri constituted the 16th most populous state and its two largest cities, St. Louis and Kansas City and their surrounding metropolitan areas, constituted the 18th and 24th largest metropolitan areas in the nation, respectively. St. Louis is a distribution center and an important site for banking and manufacturing activity. Kansas City is a major agri-business center for the United States and an important center for finance and industry.
[Source:  U.S. Department of Commerce, Bureau of the Census.]

               The major sectors of the State's economy include agriculture, manufacturing, trade, government and services. Farming traditionally has played a dominant role in the State's economy, although farming and agricultural services contributed only approximately $1.25 billion to the State's economy in 1997. With increasing urbanization, significant income-generating activity has shifted from agriculture to the manufacturing and services sectors. Earnings and employment are distributed among the manufacturing, trade and service sectors in a close approximation of the average national distribution, thus lessening the State's cyclical sensitivity to impact by any single activity. Per capita income in Missouri grew 3.3% between 1996 and 1997 while per capita income nationally grew 6% during that period. In 1997, services represented the single most important economic activity, followed by wholesale and retail trade. Manufacturing, which accounts for approximately 16% of employment, is concentrated in defense, transportation and other durable goods. [Source: U.S. Census Bureau, Bureau of Economic Analysis.]


               Defense-related business plays an important role in Missouri's economy. In addition to the large number of civilians in the State, aircraft production and defense-related businesses receive sizable annual defense contract awards. Over the past decade, Missouri has annually ranked among the top six states in total military contract awards. Declining defense appropriations and federal downsizing may continue to have an impact on the State. [Source: Missouri Dept. of Economic Development.] The Boeing Company is the State's largest employer, with 22,800 employees as of January 1998.


               Revenue collections for the fiscal year ended June 30, 1998 ("Fiscal Year 1998") were $6.549 million, excluding $176.5 million from other transfers, representing an increase of 5.6% over revenue collections from the fiscal year ended June 30, 1997. These revenues supplement a carry-over balance from the previous year of $49.5 million. Expenditures for Fiscal Year 1998 are estimated at $6.641 million including $150.9 million and $105 million, respectively, for the St. Louis and Kansas City school desegregation cases.

               For the fiscal year ending June 30, 1999 ("Fiscal Year 1999") revenues are projected to be $6.711 million. This projection does not include an estimated $74.1 million in proceeds from other transfers or a carry-over balance of approximately $172.3 million.

Expenditures are projected at $6.937 million, including $151.6 million and $99 million, respectively, for the St. Louis and Kansas City school desegregation cases. Projected expenditures also include $80 million for supplemental appropriations for Fiscal Year 1999.



                             INVESTMENT LIMITATIONS

               Except as otherwise noted in the Prospectuses or this Statement of Additional Information, each Portfolio's investment policies are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval. However, each Portfolio also has in place certain fundamental investment limitations, which are set forth below, which may be changed only by a vote of a majority of the outstanding Shares of a Portfolio.

               THE TREASURY MONEY MARKET PORTFOLIO MAY NOT:

               1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

               2. Borrow money or issue senior securities, except from banks for temporary purposes and then in an amount not exceeding 10% of the value of the Portfolio's total assets at the time of such borrowing, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Portfolio's total assets at the time of such borrowing. The Portfolio will not purchase securities while its borrowings are outstanding. (This borrowing provision is not for investment leverage, but solely to facilitate management of the Portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous).

               3. Underwrite the securities of other issuers.

               4. Make loans except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend portfolio securities and enter into repurchase agreements for U.S. Treasury securities (together with any cash collateral) that equal at all times at least 100% of the value of the repurchase price.

               5. Purchase or sell real estate.

               6. Purchase or sell commodities or commodity contracts or invest in oil, gas, or other mineral exploration programs.

               7. Purchase securities other than obligations of the U.S. Government, its agencies and instrumentalities, some of which may be subject to repurchase agreements, except that the Portfolio may purchase securities of other investment companies that seek to maintain a constant net asset value per Share and that are permitted themselves only to invest in securities which may be acquired by the Portfolio.


               8. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer (the "5% limitation"), except that up to 25% of the value of its total assets may be invested without regard to the 5% limitation; notwithstanding the foregoing restriction, the Portfolio may invest without regard to the 5% limitation in U.S. Government obligations and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule. Adherence to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of this limitation.

               With respect to Investment Limitation No. 8 above, (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

               In addition to the foregoing limitations, Portfolio may not purchase securities that would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided, however, that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

               THE MONEY MARKET PORTFOLIO MAY NOT:

               1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets, or where otherwise permitted by the 1940 Act.

               2. Purchase securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except that up to 25% of the value of a Portfolio's total assets may be invested without regard to such 5% limitation.

               3. Buy common stocks or voting securities, or state, municipal or industrial revenue bonds.

               4. Purchase or sell real estate (the Portfolio may purchase commercial paper issued by companies which invest in real estate or interests therein).

               5. Purchase securities on margin, make short sales of securities or maintain a short position.

               6. Underwrite the securities of other issuers.

               7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs.

               8. Write or purchase put or call options.

               9. Make loans except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend portfolio securities and enter into repurchase agreements for U.S. Treasury securities (together with any cash collateral) that equal at all times at least 100% of the value of the repurchase price.

               10. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and enter into reverse repurchase agreements, for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of a Portfolio's total assets at the time of such borrowing. The Portfolio will not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.

               11. Purchase any securities which would cause 25% or more of the value of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by domestic bank instruments or obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

               In accordance with Rule 2a-7 of the 1940 Act and current regulations of the SEC, the Money Market Portfolio intends to invest no more than five percent of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); provided, however, that the Portfolio may invest up to 25% of its total assets in the First Tier Eligible Securities of a single issuer for a period of up to three business days after the purchase thereof, provided, further that the Portfolio would not make more than one investment in accordance with the foregoing provision at any time. This intention is not, however, a fundamental policy of the Portfolio and may change in the event Rule 2a-7 is amended in the future.

               THE TAX-EXEMPT MONEY MARKET PORTFOLIO MAY NOT:

               1. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies.

               2. Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition or reorganization or where otherwise permitted by the 1940 Act.

               3. Purchase securities on margin, make short sales of securities, or maintain a short position.

               4. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Portfolio might be deemed to be an underwriter upon purchase of certain portfolio securities acquired subject to the investment limitation pertaining to purchases of restricted securities.

               5. Purchase or sell real estate, except that the Portfolio may invest in Municipal Obligations which are secured by real estate or interests therein.

               6. Purchase or sell commodities or commodity contracts or invest in oil, gas, or other mineral exploration or development programs.

               7. Invest in or sell put options (except as described above under "Other Investment Policies and Risk Considerations -- Stand-by Commitments"), call options, straddles, spreads, or any combination thereof.

               8. Purchase foreign securities.

               9. Invest in industrial development bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation, or buy common stock or voting securities.

               10. Purchase any securities, except securities issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the Portfolio's net assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

               11. Purchase securities of any one issuer if, immediately after and as a result of such purchase, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the Portfolio's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the Portfolio's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to an industrial development bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the Portfolio's total assets.

               12. Borrow money or issue senior securities, except that the Portfolio may borrow from banks for temporary defensive purposes in amounts not in excess of 10% of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of its total assets at the time of such borrowing; or purchase securities while borrowings exceed 5% of the Portfolio's net assets. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices described herein are not subject to this limitation.

               With respect to investment limitation No. 11, the Fund intends that guarantees will only be treated as separate securities for diversification purposes to the extent required by Rule 5b-2 under the 1940 Act. Letters of credit will not be treated as separate securities with regard to diversification as the Fund does not consider the latter instruments to be securities.

               In addition, under normal market conditions or when the Adviser deems that suitable tax-exempt obligations are available, at least 80% of the Tax-Exempt Money Market Portfolio's assets must be invested in obligations the interest on which is exempt from federal income tax and stand-by commitments with respect to such obligations.

               Notwithstanding the Investment Limitation in the preceding paragraph, the Tax-Exempt Money Market Portfolio may invest in securities of other investment companies that (a) invest in securities that are substantially similar to those the Portfolio may acquire, and (b) distribute income that is exempt from regular federal income tax.

               In accordance with Rule 2a-7 of the 1940 Act and current regulations of the SEC, the Tax-Exempt Money Market Portfolio intends to invest no more than five percent of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); provided, however, that the Portfolio may invest up to 25% of its total assets in the First Tier Eligible Securities of a single issuer for a period of up to three business days after the purchase thereof, provided, further that the Portfolio would not make more than one investment in accordance with the foregoing provision at any time. This intention is not, however, a fundamental policy of the Portfolio and may change in the event Rule 2a-7 is amended in the future.

               THE U.S. GOVERNMENT SECURITIES, INTERMEDIATE CORPORATE BOND, BOND INDEX, GOVERNMENT & CORPORATE BOND, NATIONAL MUNICIPAL BOND, EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY, SMALL CAP EQUITY, SMALL CAP EQUITY INDEX AND BALANCED PORTFOLIOS MAY NOT:

               1. Make investments for the purpose of exercising control or management.

               2. Purchase or sell real estate, provided that each Portfolio may invest in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein; provided further that, as described in the Prospectuses, (a) the Government & Corporate Bond Portfolio may invest in first mortgage loans, income participation loans and participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or its instrumentalities and CMOs; (b) the U.S. Government Securities Portfolio may invest in certain mortgage-backed securities, CMOs and certain other securities;
(c) the Intermediate Corporate Bond Portfolio may invest in first mortgage loans, income participation loans and participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, mortgage-backed securities or CMOs; and (d) the Bond Index Portfolio may invest in first mortgage loans, income participation loans and participations in pools of mortgages, including mortgages issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and mortgage-backed securities.

               3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as a Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with a Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

               4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Intermediate Corporate Bond, Bond Index, National Municipal Bond, Equity Income, Equity Index, Small Cap Equity Index and Balanced Portfolios may, to the extent appropriate to their respective investment objectives, purchase publicly traded securities of companies engaging in whole or in part in such activities; and provided further, that (a) the Bond Index, Equity Index and Balanced Portfolios may enter into futures contracts and related options, and (b) the Intermediate Corporate Bond, Equity Income and Small Cap Equity Index Portfolios may invest in futures contracts and related options in accordance with their respective investment obligations and policies.

               In addition, each such Portfolio, together with the SHORT-INTERMEDIATE Municipal and INTERNATIONAL EQUITY PORTFOLIOS, may not:

               5. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a), with the exception of the National Municipal Bond Portfolio, this investment limitation shall not apply to a Portfolio's transactions in options, and futures contracts and related options, and (b) a Portfolio may obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

               6. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after and as a result of such investments, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Portfolio or the Fund, except that up to 25% of the Portfolio's total assets may be invested without regard to such limitations.

               7. Purchase any securities which would cause 25% or more of the Portfolio's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided however, that (a) with respect to each Portfolio except the Short-Intermediate Municipal and National Municipal Bond Portfolios,
(i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (iii) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and
(b) with respect to the Short-Intermediate Municipal and National Municipal Bond Portfolios, there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the U.S. Government, the District of Columbia, or any of their authorities, agencies, instrumentalities or political subdivisions.

               8. Borrow money or issue senior securities, except that each Portfolio may borrow from banks and each Portfolio other than the National Municipal Bond Portfolio may enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of the Portfolio's total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the Portfolio's total assets at the time of such borrowing; or purchase securities while its borrowings exceed 5% of its total assets. A Portfolio's transactions in futures and related options (including the margin posted by a Portfolio in connection with such transactions), and securities held in escrow or separate accounts in connection with a Portfolio's investment practices described in this Prospectus or the Statement of Additional Information are not subject to this limitation.

               9. Make loans, except that (a) each Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies, and (b) each Portfolio except the National Municipal Bond Portfolio may enter into repurchase agreements.

               THE GROWTH EQUITY PORTFOLIO MAY NOT:

               1. With respect to 75% of the value of its total assets, purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. The Portfolio will not acquire more than 10% of the outstanding voting securities of any one issuer.

               2. Invest 25% or more of the value of its total assets in any one industry, provided, however, that the Portfolio may invest more than 25% of the value of its total assets in cash or certain money market instruments (including instruments issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities. (For purposes of this Investment Limitation, money market instruments shall include bankers' acceptances, negotiable certificates of deposit and negotiable time deposits of U.S. or foreign banks and savings and loan associations.)

               3. Issue senior securities, except that the Portfolio may borrow money directly or indirectly through reverse repurchase agreements in amounts up to one-third the value of its total assets, including the amount borrowed, and except to the extent that the Portfolio may enter into futures contracts. The Portfolio will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of its portfolio by enabling the Portfolio to, for example, meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

               4. Sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Portfolio of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

               5. Purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Portfolio may engage in transactions involving financial futures contracts or options on financial futures contracts.

               6. Purchase or sell real estate, including limited partnership interests, although the Portfolio may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

               7. Underwrite any issue of securities, except as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

               The following limitations may be changed by the Fund's Board of Directors without shareholder approval, although shareholders will be notified before any material change in these limitations becomes effective:

               8. The Portfolio will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Portfolio may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. The purchase of securities on a when-issued basis will not be deemed to be a pledge of the Portfolio's assets. For purposes of this limitation the following will not be deemed to be pledges of the Portfolio's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and, (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indexes) and (ii) initial or variation margin for futures contracts.

               9. The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Fund's Board of Directors to be liquid, and non-negotiable time deposits with maturities over seven days.

               10. The Portfolio will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Portfolio will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Portfolio in shares of another investment company would be subject to such duplicate expenses.

               11. The Portfolio will not purchase put options on securities, unless the securities are held in its portfolio and not more than 5% of the value of the Portfolio's total assets would be invested in premiums on open put option positions.

               12. The Portfolio will not write call options on securities unless the securities are held in its portfolio or unless the Portfolio is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

               13. The Portfolio will not purchase securities of a company for the purpose of exercising control or management.

               14. The Portfolio will not invest more than 5% of its net assets in warrants. No more than 2% of the Portfolio's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units with or attached to securities may be deemed to be without value.


               15. Make loans, except that (a) the Portfolio may purchase or hold debt instruments, lend portfolio securities and make other investments in accordance with its investment objective and policies, and (b) the Portfolio may enter into repurchase agreements.


              THE INTERNATIONAL EQUITY PORTFOLIO MAY NOT:

               1. Make investments for the purpose of exercising control or management.

               2. Purchase or sell real estate, provided that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein.

               3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

               4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that: (a) it may, to the extent appropriate to its investment objective, invest in securities issued by companies which purchase or sell commodities or commodity contracts or which invest in such programs; and (b) it may purchase and sell futures contracts and options on futures contracts.

              THE SHORT-INTERMEDIATE MUNICIPAL PORTFOLIO MAY NOT:

               1. Make investments for the purpose of exercising control or management.

               2. Purchase or sell real estate, except that the Portfolio may invest in Municipal Obligations which are secured by real estate or interests therein.

               3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Portfolio might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

               4. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs.

              THE MISSOURI TAX-EXEMPT BOND PORTFOLIO MAY NOT:

               1. Purchase or sell real estate, except that the Portfolio may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

               2. Purchase securities of companies for the purpose of exercising control.

               3. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or as otherwise permitted by the 1940 Act.

               4. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as it might be deemed to be an underwriter upon disposition of portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Portfolio's investment objective, policies and limitations may be deemed to be underwriting.

               5. Purchase securities on margin, make short sales of securities or maintain a short position, except that the Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

               6. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Portfolio may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities.

               7. Write or sell put options, call options, straddles, spreads, or any combination thereof.

               8. Purchase any securities, except securities issued (as defined in Investment Limitation No. 11 above with respect to the Tax-Exempt Money Market Portfolio) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, which would cause 25% or more of the Portfolio's net assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry.

               9. Make loans except that the Portfolio may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies.


               10. Purchase securities of any one issuer if, immediately after and as a result of such purchase, more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the Portfolio's total assets may be invested without regard to this 5% limitation provided that no more than 25% of the Portfolio's total assets are invested in the securities of any one issuer and (b) this 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, a security is considered to be issued by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee, except that a guarantee of a security shall not be deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Portfolio, does not exceed 10% of the Portfolio's total assets.

               11. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and enter into reverse repurchase agreements for temporary defensive purposes in amounts not in excess of 10% of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of its total assets at the time of such borrowing (including any reverse repurchase agreements), or purchase securities while borrowings exceed 5% of the Portfolio's total assets. Securities held in escrow or separate accounts in connection with the Portfolio's investment practices described in the Prospectus or this Statement of Additional Information are not subject to this limitation.

               The following additional investment policies with respect to the TAX-EXEMPT MONEY MARKET and MISSOURI TAX-EXEMPT BOND PORTFOLIOS are not fundamental and may be changed by the Board of Directors without shareholder approval:

               The Portfolios may not purchase securities which are not readily marketable, enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase other illiquid securities if, as a result of such purchase, illiquid securities would exceed 15% (10% with respect to the Tax-Exempt Money Market Portfolio) of the Portfolios' respective net assets.

               Except with respect to the Growth Equity Portfolio's policy on borrowing money set forth above in its Investment Limitation No. 3, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the Portfolio's securities will not constitute a violation of such limitation.


                                PRICING OF SHARES

              As stated in the applicable Prospectuses, the net asset value per share of each class of shares of a Portfolio is calculated separately by adding the value of all of the portfolio securities and other assets belonging to a Portfolio that are attributable to such class, subtracting the liabilities of the Fund that are attributable to such class, and dividing the result by the number of outstanding shares of such class. Assets attributable to a particular class of shares of a Portfolio are charged with any direct liabilities that the Board of Directors has allocated to such class pursuant to the Fund's Plan for Operation of a Multi-Class System adopted pursuant to Rule 18f-3 under the 1940 Act. The determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of general assets, with respect to a particular Portfolio or class are conclusive.

THE MONEY MARKET PORTFOLIOS

              The assets in the Money Market Portfolios are valued according to the amortized cost method of valuation. Pursuant to this method, an instrument is valued at its cost initially and, thereafter, a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the market price a Portfolio would receive if it sold the instrument. The value of securities in the Portfolios can be expected to vary inversely with changes in prevailing interest rates.

              Each Portfolio invests only in instruments that present minimal credit risks and meet the ratings criteria described in the Prospectuses. In addition, each Portfolio maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that no Portfolio will purchase any security with a remaining maturity of more than thirteen months (397 days) (securities subject to repurchase agreements and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity that exceeds 90 days. The Fund's Board of Directors has approved procedures that are intended to stabilize the Portfolios' net asset value per share at $1.00 for purposes of pricing sales and redemptions. These procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which the net asset value per share of a Portfolio calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a Portfolio's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include, but are not limited to, selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; or utilizing a net asset value per share determined by using available market quotations. Although each Portfolio seeks to maintain its net asset value per share at $1.00, there can be no assurance that the net asset value per share will not vary.

THE EQUITY AND BOND PORTFOLIOS

               Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of market values when available. Securities for which there are no transactions are valued at the average of the current bid and asked prices. Other securities, including restricted and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser (or Sub-Adviser) under the supervision of the Fund's Board of Directors and in accordance with guidelines approved by the Board of Directors. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method. In computing net asset value, the current value of a Portfolio's open futures contracts and related options will be "marked-to-market." Short-term securities are valued at amortized cost, which approximates fair market value.

              Among the factors that ordinarily will be considered in valuing portfolio securities are the existence of restrictions upon the sale of the security by the Portfolio, the existence and extent of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel to the issuer may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

              The Fund's administrator may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods of valuation used by the pricing service will be reviewed by the administrator under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used by the administrator from time to time. In valuing a Portfolio's securities, the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances, and other factors which are deemed relevant in determining valuations for normal institutionalized trading units of debt securities and would not rely exclusively on quoted prices.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

              Shares in each Portfolio are sold on a continuous basis by the Fund's distributor. As described in the applicable Prospectuses, Trust Shares, Trust II Shares and Institutional Shares of each Portfolio (Money Market Portfolios only, with respect to Trust II Shares) are sold to certain qualified customers at their net asset value without a sales charge. Investor A Shares of each Portfolio (other than Investor A Shares of the Money Market Portfolios which are sold at their net asset value without a sales charge) are sold to retail customers at the public offering price based on a Portfolio's net asset value plus a front-end load or sales charge as described in the applicable Prospectuses. Investor B Shares of each Portfolio (other than the Treasury Money Market, Tax-Exempt Money Market, Intermediate Corporate Bond, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios, which do not offer Investor B Shares) are sold to retail customers at the net asset value next determined after a purchase order is received, but are subject to a contingent deferred sales charge which is payable on redemption of such shares as described in the applicable Prospectuses.

PURCHASES OF  INVESTOR A SHARES AND INVESTOR B SHARES


               Investor A Shares of each Portfolio are sold subject to a front-end sales charge, except for Investor A Shares of the Money Market Portfolios which are sold without any sales charge. Investor B Shares of each Portfolio, except for the Treasury Money Market, Tax-Exempt Money Market, Intermediate Corporate Bond, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios, which do not offer Investor B Shares, are sold subject to a back-end sales charge (the "CDSC Portfolios"). This back-end sales charge declines over time and is known as a "contingent deferred sales charge." Before choosing between Investor A Shares or Investor B Shares of a Portfolio, investors should read "Characteristics of Investor A Shares and Investor B Shares" and "Factors to Consider When Selecting Investor A Shares or Investor B Shares" below.


               All shareholders of record will receive confirmations of Share purchases, exchanges, and redemptions in the mail. If Shares are held in the name of an organization, such organization is responsible for transmitting purchase, exchange, and redemption orders to the Fund on a timely basis, recording all purchase, exchange, and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners (or arranging for such services).

REDUCED SALES CHARGES - INVESTOR A SHARES OF THE EQUITY AND BOND PORTFOLIOS

               To qualify for a reduced sales load, an investor must so notify his or her investment representative, who in turn will notify the Fund's distributor at the time of purchase.

               EXISTING SHAREHOLDER ACCOUNTS. Additional purchases of Investor A Shares by existing Investor A shareholder accounts at March 31, 1999 in the Intermediate Corporate Bond, Government & Corporate Bond, Missouri Tax-Exempt Bond, National Municipal Bond, Balanced, Equity Income, Growth & Income Equity, Growth Equity, Small Cap Equity and International Equity Portfolios are subject to the following sales charges:

------------------------------------------------------------------------------------------------
Amount of transaction     Sales charges as a %     Sales charge as a % of   Dealers' reallowance
                          of the offering price    net asset value per      as a % of offering
                          per share                share                    price
------------------------------------------------------------------------------------------------
Less than $50,000         4.50%                    4.71%                    4.00%
------------------------------------------------------------------------------------------------
$50,000 but less than     3.50%                    3.63%                    3.00%
$100,000
------------------------------------------------------------------------------------------------
$100,000 but less than    2.50%                    2.56%                    2.00%
$250,000
------------------------------------------------------------------------------------------------
$250,000 but less than    1.50%                    1.52%                    1.00%
$500,000
------------------------------------------------------------------------------------------------
$500,000 but less than    1.00%                    1.01%                    0.50%
$1 million
------------------------------------------------------------------------------------------------
$1 million or more        0.50%                    0.50%                    0.40%
------------------------------------------------------------------------------------------------

               Additional purchase of Investor A Shares by existing Investor A shareholder accounts at March 31, 1999 in the Bond Index, Equity Index and Small Cap Equity Index Portfolios are subject to the following sales charges:

Amount of transaction         Sales charges as a %          Sales charge as a %        Dealers' reallowance
                              of the offering price         of net asset value per     as a % of offering
                              per share                     share                      price
Less than $50,000             2.50%                         2.56%                      2.00%
$50,000 but less than
$100,000                      1.50%                         1.52%                      1.30%
$100,000 but less than
$1 million                    1.00%                         1.01%                       .85%
$1 million or more            0.50%                         0.50%                      0.40%



               RIGHTS OF ACCUMULATION. An investor who has previously purchased Investor A Shares of a Portfolio and has paid a sales charge ("load") may be eligible for reduced sales charges when purchasing additional Investor A Shares of a Portfolio with a sales charge. An investor's aggregate investment in Shares of such load Portfolios is the total value (based on the higher of current net asset value or the public offering price originally paid) of: (a) current purchases, and (b) Shares that are already beneficially owned by the investor on which a sales charge has already been paid. If, for example, an investor beneficially owns Investor A Shares of Portfolio with a maximum 5.50% sales load having an aggregate current value of $240,000 and subsequently purchases additional Investor A Shares of a Portfolio with a maximum 5.50% sales load having a current value of $10,000, the sales charge applicable to the subsequent purchase would be reduced to 2.50% of the offering price.

               QUANTITY DISCOUNTS. As described in the applicable Prospectuses, larger purchases reduce the sales charge paid. The Fund will combine purchases made in a load Portfolio on the same day by the investor and immediate family members when calculating the applicable sales charge.

               LETTER OF INTENT. By checking the Letter of Intent box on the account application, a shareholder becomes eligible for reduced sales charges applicable to the total amount invested in Investor A Shares in a load Portfolio over a 13-month period (beginning up to 90 days prior to the date indicated on the account application). The Fund's transfer agent will hold in escrow 5% of the amount indicated for payment of a higher sales load if a shareholder does not purchase the full amount indicated on the account application. Upon completion of the total minimum investment specified on the account application, the escrow will be released, and an adjustment will be made to reflect any reduced sales charge applicable to Shares purchased during the 90-day period prior to submission of the account application. Additionally, if total purchases within the 13-month period exceed the amount specified, an adjustment will be made to reflect further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the 13-month period and in the form of additional Shares credited to the shareholder's account at the then current public offering price applicable to a single purchase of the total amount of the total purchases. If total purchases are less than the amount specified, escrowed Shares may be involuntarily redeemed to pay the additional sales charge. Checking a Letter of Intent box does not bind an investor to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but an investor must complete the intended purchase to obtain the reduced sales load.

               REINVESTMENT PRIVILEGE. Upon redemption of Investor A Shares on which a sales charge was paid, a shareholder has a one-time right, to be exercised within 60 days, to reinvest the redemption proceeds at the next determined net asset value without paying any additional sales charge. The shareholder must notify his or her investment representative or the Distributor in writing of the reinvestment and provide a receipt or other evidence of the redemption in order to eliminate a sales charge.

               MISCELLANEOUS. Reduced sales charges may be modified or terminated at any time and are subject to confirmation of an investor's holdings. For more information about reduced sales charges, an investor should contact his or her broker-dealer or other financial organization or the Fund's distributor.


               An illustration of the computation of the public offering price per share of Investor A Shares of the Equity and Bond Portfolios, based on the value of each Portfolio's net assets and the number of outstanding Investor A Shares on November 30, 1998 and the maximum front-end sales charge of 5.5% with respect to the Equity Portfolios, 4.75% with respect to the Bond Portfolios (other than the U.S. Government Securities Portfolio and the Short-Intermediate Municipal Portfolio), and 2.5% with respect to the U.S. Government Securities and Short-Intermediate Municipal Portfolios, currently applicable, is as follows:

                                        Equity        Growth &         Growth        Small Cap     International    Equity
                       Balanced         Income      Income Equity      Equity         Equity          Equity        Index
                       Portfolio       Portfolio      Portfolio       Portfolio      Portfolio       Portfolio     Portfolio
                       ---------       ---------      ---------       ---------      ---------       ---------     ---------
Net Assets            $10,658,767     $1,709,108     $48,868,457     $4,831,601     $11,601,051     $3,153,782     $914,155

Outstanding Shares        843,829        166,945       2,554,054        242,503         978,282        237,623       62,864

Net Asset Value       $     12.63     $    10.24     $     19.13     $    19.92     $     11.86     $    13.27     $  14.54
  Per Share

Sales Charge, 5.50%   $       .74     $      .60     $      1.11     $     1.16     $       .69     $      .77     $    .85
 of offering price
 (5.82% of net asset
 value per share)

Offering Price        $     13.37     $    10.84     $     20.24     $    21.08     $     12.55     $    14.04     $  15.39
 to Public

                      Intermediate     Government &       Missouri          National
                     Corporate Bond   Corporate Bond   Tax-Exempt Bond   Municipal Bond   Bond Index
                       Portfolio         Portfolio        Portfolio         Portfolio     Portfolio
                       ---------         ---------        ---------         ---------     ---------
Net Assets              $283,962        $4,927,499       $23,610,806       $1,161,747      $364,223

Outstanding Shares        27,575           459,506         1,955,140          113,630        34,853

Net Asset Value         $  10.30        $    10.72       $     12.08       $    10.22      $  10.45
 Per Share

Sales Charge, 4.75%     $    .51        $      .53       $       .60       $      .51      $    .52
 Of offering price
 (4.99% of net asset
 value per share)

Offering Price          $  10.81        $    11.25       $     12.60       $    10.73      $  10.97
 to Public

                                       U.S. Government              Short-Intermediate
                                         Securities                      Municipal
                                          Portfolio                      Portfolio
                                          ---------                      ---------
Net Assets                               $4,663,726                       $31,661

Outstanding Shares                          434,198                         3,085

Net Asset Value                          $    10.74                       $ 10.26
  Per Share

Sales Charge, 2.50%                      $      .27                       $   .26
  of offering price
  (2.56% of net asset
  value per share)

Offering Price                           $    11.01                       $ 10.52
to Public

APPLICABLE SALES CHARGES - INVESTOR B SHARES OF THE CDSC PORTFOLIOS

               Investor B Shares of the CDSC Portfolios are sold at their net asset value next determined after a purchase order is received in good form by the Fund's distributor. Although investors pay no front-end sales charge on purchases of Investor B Shares, such Shares are subject to a deferred sales charge at the rates set forth in the applicable Prospectuses if they are redeemed within six years of purchase. Service organizations will receive commissions from the distributor in connection with sales of Investor B Shares. These commissions may be different than the reallowances or placement fees, if any, paid to dealers in connection with sales of Investor A Shares.

               The deferred sales charge on Investor B Shares is based on the lesser of the net asset value of the Shares on the redemption date or the original cost of the Shares being redeemed. As a result, no sales charge is charged on any increase in the principal value of an investor's Shares. In addition, a contingent deferred sales charge will not be assessed on Investor B Shares purchased through reinvestment of dividends or capital gains distributions.

               The amount of any contingent deferred sales charge an investor must pay on Investor B Shares depends on the number of years that elapse between the purchase date and the date such Investor B Shares are redeemed, as described in the relevant Prospectuses. Solely for purposes of determining the number of years from the time of payment for an investor's Share purchase, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

               When an investor redeems his or her Investor B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Investor B Shares are redeemed first from those Investor B Shares that are not subject to the deferred sales load (i.e., Investor B Shares that were acquired through reinvestment of dividends or capital gain distributions) and after that from the Investor B Shares that have been held the longest.

               For example, assume an investor purchased 100 Investor B Shares at $10 a Share (for a total cost of $1,000), three years later the Shares have a net asset value of $12 per Share and during that time the investor acquired 10 additional Shares through dividend reinvestment. If the investor then makes one redemption of 50 Shares (resulting in proceeds of $600, 50 Shares x $12 per share), the first 10 Shares redeemed will not be subject to the contingent deferred sales charge because they were acquired through reinvestment of dividends. With respect to the remaining 40 Shares redeemed, the contingent deferred sales charge is charged at $10 per Share (because the original purchase price of $10 per Share is lower than the current net asset value of $12 per share). Therefore, only $400 of the $600 such investor received from selling his or her Shares will be subject to the contingent deferred sales charge, at a rate of 3.0% (the applicable rate in the third year after purchase). The proceeds from the contingent deferred sales charge that the investor may pay upon redemption go to the distributor, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Investor B Shares. The contingent deferred sales charge, along with ongoing distribution fees paid with respect to Investor B Shares, enables those Shares to be purchased without the imposition of a front-end sales charge.

CHARACTERISTICS OF INVESTOR A SHARES AND INVESTOR B SHARES

               The primary difference between Investor A Shares and Investor B Shares lies in their sales charge structures and distribution arrangements as described in the applicable Prospectuses. An investor should understand that the purpose and function of the sales charge structures and distribution arrangements for both Investor A Shares and Investor B Shares are the same.

               Investor A Shares are sold at their net asset value plus, in the case of the Equity and Bond Portfolios, a front-end sales charge. Investor A Shares are subject to ongoing distribution and service fees at an annual rate of up to 0.30% (0.25% with respect to the Money Market Portfolios) of a Portfolio's average daily net assets attributable to its Investor A Shares.

               Investor B Shares are sold at net asset value without an initial sales charge. Normally, however, a deferred sales charge is paid if the Shares are redeemed within six years of investment. Investor B Shares are subject to ongoing distribution and service fees at an annual rate of up to 1.00% of a Portfolio's average daily net assets attributable to its Investor B Shares. These ongoing fees, which are higher than those charged on Investor A Shares, will cause Investor B Shares to have a higher expense ratio and pay lower dividends than Investor A Shares.

               Eight years after purchase, Investor B Shares will convert automatically to Investor A Shares. The purpose of the conversion is to relieve a holder of Investor B Shares of the higher ongoing expenses charged to those Shares, after enough time has passed to allow the distributor to recover approximately the amount it would have received if a front-end sales charge had been charged. The conversion from Investor B Shares to Investor A Shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Investor A Shares as he or she had of Investor B Shares. The conversion occurs eight years after the beginning of the calendar month in which the Shares are purchased. As a result of the conversion, the converted Shares are relieved of the distribution and service fees borne by Investor B Shares, although they are subject to the distribution and service fees borne by Investor A Shares.

               Investor B Shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - eight years after the beginning of the calendar month in which the reinvestment occurred or the date of conversion of the most recently purchased Investor B Shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Investor B Shares of a particular Portfolio, and subsequently acquires additional Investor B Shares of that Portfolio only through reinvestment of dividends and/or distributions, all of such investor's Investor B Shares in that Portfolio, including those acquired through reinvestment, will convert to Investor A Shares of that Portfolio on the same date.

FACTORS TO CONSIDER WHEN SELECTING INVESTOR A SHARES OR INVESTOR B SHARES

               Before purchasing Shares of a Portfolio which offers both Investor A Shares and Investor B Shares, investors should consider whether, during the anticipated life of their investment in the Portfolio, the accumulated distribution fees and potential contingent deferred sales charges on Investor B Shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Investor A Shares purchased at the same time (note that Investor A Shares of the Money Market Portfolio are sold without a sales charge), and to what extent such differential would be offset by the higher yield of Investor A Shares. In this regard, to the extent that there is no sales charge for Investor A Shares, in the case of the Money Market Portfolio, or the sales charge for Investor A Shares is waived or reduced by one of the methods described above, in the case of the Equity and Bond Portfolios, investments in Investor A Shares become more desirable. The Fund reserves the right to refuse all purchase orders for Investor B Shares of over $100,000.

               Although Investor A Shares are subject to a distribution and service fee, they are not subject to the higher distribution and service fee applicable to Investor B Shares. For this reason, Investor A Shares can be expected to pay correspondingly higher dividends per Share. However, because initial sales charges are deducted at the time of purchase, purchasers of Investor A Shares of the Equity and Bond Portfolios that do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in a Portfolio than purchasers of Investor B Shares of the same Portfolio.

               As described above, purchasers of Investor B Shares of the Equity and Bond Portfolios will have more of their initial purchase price invested. Any positive investment return on this additional invested amount would partially or wholly offset the expected higher annual expenses borne by Investor B Shares of those Portfolios. Because the Portfolios' future returns cannot be predicted, there can be no assurance that this will be the case. Holders of Investor B Shares would, however, own Shares that are subject to higher annual expenses and, for a six-year period, such Shares would be subject to a contingent deferred sales charge of up to 5.00% upon redemption, depending upon the year of redemption. Investors expecting to redeem during this six-year period should compare the cost of the contingent deferred sales charge plus the aggregate annual Investor B Shares' distribution and service fees to the cost of the initial sales charge and distribution and service fees on the Investor A Shares (note that Investor A Shares of the Money Market Portfolio are sold without a sales charge). Over time, the expense of the annual distribution and service fees on the Investor B Shares may equal or exceed the initial sales charge, if any, and annual distribution and service fees applicable to Investor A Shares. For example, if net asset value remains constant, the aggregate distribution and service fees with respect to Investor B Shares of the Equity and Bond Portfolios would equal or exceed the initial sales charge and aggregate distribution fees of Investor A Shares of those Portfolios approximately eight years after the purchase. In order to reduce such fees of investors that hold Investor B Shares for more than eight years, Investor B Shares will be automatically converted to Investor A Shares as described above at the end of such eight-year period.

               EXCHANGES - INVESTOR A SHARES. Shareholders who have purchased Investor A Shares of a Portfolio and who have paid any applicable sales charge ("load") (including Shares acquired through reinvestment of dividends or distributions on such Shares) may exchange those Shares for Investor A Shares of another load Portfolio without paying an additional sales load. Shareholders who have purchased Investor A Shares of a Portfolio (other than through a previous exchange from another load Portfolio on which any applicable sales load has been paid) with a lower sales load may be charged an additional sales load on exchanges of Shares of such Portfolio for Shares of a Portfolio with a higher sales load. Shareholders may also exchange Investor A Shares of a no-load Portfolio for Investor A Shares of another no-load Portfolio without paying a sales load. When Investor A Shares of a no-load Portfolio are exchanged for Investor A Shares of a load Portfolio, the applicable sales load (if any) will be assessed. However, shareholders exchanging Investor A Shares of a no-load Portfolio that were acquired through a previous exchange involving Shares on which a load was paid will not be required to pay an additional sales load upon the reinvestment of the equivalent investment into a load Portfolio within a twelve month period. Under such circumstances, the shareholder must notify the Distributor that a sales load was originally paid and provide the Distributor with sufficient information to permit confirmation of the shareholder's right not to pay a sales load.

               In addition, shareholders who have a qualified trust, agency or custodian account with the trust department of Mercantile Trust or any of its affiliated or correspondent banks, and whose Shares are to be held in that account, may also exchange Investor A Shares of a Portfolio for Trust Shares or Institutional Shares in the same Portfolio, and vice versa, without payment of any exchange or sales charge.

               EXCHANGES - INVESTOR B SHARES. Shareholders who have purchased Investor B Shares of a Portfolio (including Shares acquired through reinvestment of dividends or distributions on such Shares) may exchange those Shares for Investor B Shares of another Portfolio without the payment of any contingent deferred sales charge at the time the exchange is made. In determining the holding period for calculating the contingent deferred sales charge payable on redemptions of Investor B Shares, the holding period of the Investor B Shares originally held will be added to the holding period of the Investor B Shares acquired through the exchange. No exchange fee is imposed by the Fund.

               OTHER INFORMATION CONCERNING EXCHANGES. The Shares exchanged must have a current value at least equal to the minimum initial or subsequent investment required by the particular Portfolio into which the exchange is being made. An investor may telephone an exchange request by calling his or her broker-dealer or financial institution, which is responsible for transmitting such exchange request to the Fund.

               AUTOMATIC EXCHANGE PROGRAM. The Automatic Exchange Program enables shareholders to make regular, automatic withdrawals from an Investor A Share or Investor B Share account in a Portfolio and use those proceeds to benefit from Dollar Cost Averaging by automatically making purchases of the same class of Shares in another Portfolio. With shareholder authorization, the Fund's Transfer Agent will withdraw the amount specified (subject to the applicable minimums) from the shareholder's account and will automatically invest that amount in Shares of the Portfolio designated by the shareholder on the date of such deduction.

               In order to participate in the Automatic Exchange Program, shareholders must make a minimum initial purchase of $5,000 and maintain a minimum account balance of $1,000. Additionally, shareholders must complete the supplementary authorization form which may be obtained from their broker-dealer or financial institution or the Fund. To change instructions with respect to the Automatic Exchange Program or to discontinue this feature, shareholders must send a written request to their broker-dealer or financial institution or to the Fund. The Automatic Exchange Program may be amended or terminated without notice at any time by the Fund.

CHECKWRITING -- MONEY MARKET PORTFOLIOS

               To establish the checkwriting service after opening an account in a Money Market Portfolio, the shareholder must contact his or her broker-dealer or financial institution by telephone or mail to obtain an account application. A signature guarantee may be required. A SHAREHOLDER WILL RECEIVE THE DAILY DIVIDENDS DECLARED ON THE SHARES TO BE REDEEMED UP TO THE DAY THAT A CHECK IS PRESENTED TO THE CUSTODIAN FOR PAYMENT. The checkwriting privilege may be disadvantageous for holders of Investor B Shares of the Money Market Portfolio due to the effect of the contingent deferred sales charge.

AUTOMATIC WITHDRAWAL PLAN (AWP)

               An Automatic Withdrawal Plan may be established by a new or existing shareholder of any Portfolio if the value of his or her account (valued at the net asset value at the time of the establishment of the AWP) equals $10,000 or more. Shareholders who elect to establish an AWP may receive a monthly, quarterly, semi-annual, or annual check in a stated amount of not less than $50 on or about the 25th day of the applicable month of withdrawal. Portfolio Shares will be redeemed as necessary to meet withdrawal payments. Withdrawals may reduce principal and eventually deplete the shareholder's account. A shareholder who desires to establish an AWP after opening an account should complete the AWP form in the back of the Prospectus or contact his or her investment representative or the Fund for an AWP application. A signature guarantee will be required. An AWP may be terminated by a shareholder on 30 days' written notice to his or her investment representative or to the Fund or by the Fund at any time. No contingent deferred sales charge will be assessed on redemptions of Investor B Shares of a Portfolio made through an AWP that do not exceed 12% of an account's net asset value on an annualized basis. For example, monthly, quarterly, semi-annual and annual AWP redemptions of Investor B Shares will not be subject to the contingent deferred sales charge if they do not exceed 1%, 3%, 6% and 12%, respectively, of an account's net asset value on the redemption date. AWP redemptions of Investor B Shares in excess of this limit are still subject to the applicable contingent deferred sales charge.

PURCHASE OF INVESTOR A SHARES AT NET ASSET VALUE

               From time to time the Fund's distributor may offer special concessions to enable investors to purchase Investor A Shares of the Equity and Bond Portfolios at net asset value without payment of a front-end sales charge. To qualify for a net asset value purchase, the investor must pay for such purchase with the proceeds from the redemption of shares of a non-affiliated mutual fund on which a front-end sales charge was paid. A qualifying purchase of Investor A Shares must occur within 30 days of the prior redemption and must be evidenced by a confirmation of the redemption transaction. At the time of purchase, the investment representative must notify the Fund that the purchase qualifies for a purchase at net asset value. Proceeds from the redemption of Shares on which no front-end sales charge was paid do not qualify for a purchase at net asset value.

PURCHASE OF TRUST, TRUST II AND INSTITUTIONAL SHARES

               All shareholders of record will receive confirmations of Share purchases, exchanges, and redemptions in the mail. If Shares are held in the name of banks or other financial institutions, such institution is responsible for transmitting purchase, exchange, and redemption orders to the Fund on a timely basis, recording all purchase, exchange, and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners.

EXCHANGES - TRUST, TRUST II AND INSTITUTIONAL SHARES

               The exchange privilege enables shareholders to exchange Trust Shares of a Portfolio for Trust Shares of another Portfolio offered by the Fund, Trust II Shares for Trust II Shares of another such Portfolio and Institutional Shares for Institutional Shares of another such Portfolio. Exchanges for Trust Shares, Trust II Shares or Institutional Shares in another Portfolio are effected without payment of any exchange or sales charges. In addition, Trust Shares of a Portfolio may also be exchanged for Investor A Shares of the same Portfolio in connection with the distribution of assets held in a qualified trust, agency or custodian account with the trust department of Mercantile Trust Company National Association or any of its affiliated or correspondent banks. Such exchanges will also be effected without payment of any exchange or sales charges.

OTHER PURCHASE, EXCHANGE AND REDEMPTION INFORMATION - ALL CLASSES

               On a Business Day when the Exchange closes early due to a partial holiday or otherwise, the Fund reserves the right to advance the times at which purchase and redemption orders must be received in order to be processed on that Business Day.

               WHEN REDEEMING SHARES IN A PORTFOLIO THAT OFFERS BOTH INVESTOR A SHARES AND INVESTOR B SHARES, SHAREHOLDERS SHOULD INDICATE WHETHER THEY ARE REDEEMING INVESTOR A SHARES OR INVESTOR B SHARES. In the event a redeeming shareholder owns both Investor A Shares and Investor B Shares in a Portfolio, the Investor A Shares will be redeemed first unless the shareholder indicates otherwise.

               During periods of substantial economic or market change or activity, telephone redemptions or exchanges may be difficult to complete. In such event, Shares may be redeemed or exchanged by mailing the request directly to the organization through which the original Shares were purchased or directly to the Fund at P.O. Box 78069, St. Louis, Missouri 63178.

               Under the 1940 Act, a Portfolio may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. A Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

               The Portfolios may redeem shares involuntarily to reimburse them for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Portfolio shares.


                       YIELD AND TOTAL RETURN INFORMATION

               Yield and total return quotations are computed separately for Trust Shares, Trust II Shares, Institutional Shares, Investor A Shares and Investor B Shares of a Portfolio. TOTAL RETURN AND YIELD FIGURES WILL FLUCTUATE, ARE BASED ON HISTORICAL EARNINGS, AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The methods used to compute each Portfolio's yields and total returns are described below.

THE MONEY MARKET PORTFOLIOS

               From time to time, performance information such as "yield," and "effective yield" for the Money Market Portfolios' Trust Shares, Trust II Shares, Institutional Shares, and Investor A Shares and/or Investor B Shares may be quoted in advertisements or in communications to shareholders. The "yield" quoted in advertisements refers to the income generated by an investment in a particular class of Shares of a Portfolio over a specified period (such as a seven-day period) identified in connection with the particular yield quotation. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated for each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a particular class of Shares of a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

               In addition, the Treasury Money Market Portfolio's "state tax-equivalent yield" may also be quoted. The "state tax-equivalent yield" shows the level of taxable yield needed to produce an after-tax yield that is equivalent to a particular state's tax-exempt yield achieved by the Portfolio. The "state tax-equivalent yield" refers to the portion of income that is derived from interest income on direct obligations of the U.S. Government, its agencies or instrumentalities that qualifies for exemption from state income tax. The yield calculation assumes that 100% of the interest income is exempt from state income tax. The "state tax-equivalent yield" is computed by dividing the tax-exempt portion of the Portfolio's yield by a denominator consisting of one minus a stated income tax rate.

               The Tax-Exempt Money Market Portfolio may also quote its "tax-equivalent yield" and "tax-equivalent effective yield," which demonstrate the level of taxable yield needed to produce an after-tax yield that is equivalent to the Portfolio's yield and effective yield. Each are calculated by increasing the Portfolio's yield and effective yield by the amount necessary to reflect the payment of federal (and/or state) tax at a stated tax rate. The "tax equivalent yield" and "tax-equivalent effective yield" will always be higher than the Portfolio's yield and effective yield, respectively. The Tax-Exempt Money Market Portfolio may also compute its "tax-equivalent yield" and "tax-equivalent effective yield" with respect to certain states, which shows the level of taxable yield and effective yield, respectively, needed to produce an after-tax equivalent to the federal and state tax-exempt yield of the Portfolio's particular class of Shares, assuming payment of federal income tax and state personal income tax each at a stated rate and based upon a specified percentage of the Portfolio's income which is exempt from state income tax as well as federal income tax.

               A Money Market Portfolio's "yield" and "effective yield" are calculated separately for Trust Shares, Trust II Shares, Institutional Shares, Investor A Shares and Investor B Shares of the Portfolios according to formulas prescribed by the SEC. Standardized 7 day "yield" is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in a Portfolio having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The net change in the value of an account includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, net of all fees, other than nonrecurring account or sales charges, that are charged by the Portfolio to all shareholder accounts in proportion to the length of the base period and the Portfolio's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. "Effective yield" is computed by compounding the unannualized base period return (calculated as above) by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. Based upon the same calculations, each Portfolio's 30 day yields and 30 day effective yields may also be quoted. The Tax-Exempt Money Market Portfolio's "tax-equivalent yield" is computed by dividing the tax-exempt portion of the yield (calculated as above) by one minus a stated federal income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. In addition, a "Missouri" tax-equivalent yield may be calculated by dividing the portion of the Tax-Exempt Money Market Portfolio's yield (calculated as above) that is exempt from federal tax and the portion that is exempt from Missouri personal income tax by one minus a stated tax rate and adding such figure to that portion, if any, of the Portfolio's yield that is not exempt from federal or state income tax. Based on the foregoing calculations, for the year ended November 30, 1998, the 7-day yields, 7-day effective yields and the 30-day yields were as follows:


                                               7-DAY EFFECTIVE
       PORTFOLIO*               7-DAY YIELD          YIELD         30-DAY YIELD
       ----------               -----------          -----         ------------
Treasury Money Market
  Trust Shares                      3.83%             3.91%             3.90%
  Trust Shares II                   4.08%             4.17%             4.05%
  Institutional Shares              3.83%             3.91%             3.85%
  Investor A Shares                 3.83%             3.91%             3.85%

Money Market
  Trust Shares                      4.49%             4.59%             4.57%
  Trust II Shares                   4.74%             4.85%             4.74%
  Institutional Shares              4.49%             4.59%             4.53%
  Investor A Shares                 4.49%             4.59%             4.53%
  Investor B Shares                 3.74%             3.80%             3.77%

Tax-Exempt Money Market
  Trust Shares                      2.44%             2.47%             2.52%
  Trust II Shares                   2.69%             2.73%             2.64%
  Investor A Shares                 2.44%             2.47%             2.42%

--------------------

* Trust II Shares of the Money Market Portfolios were initially offered on November 2, 1998.

               Based on the foregoing calculations, the tax-equivalent yields and tax-equivalent effective yields of the Tax-Exempt Money Market Portfolio for the same 7-day and 30-day periods were as follows (assuming payment of federal income tax at a rate of 39.60%):


                                   7-DAY            7-DAY TAX-          30-DAY
                               TAX-EQUIVALENT       EQUIVALENT      TAX-EQUIVALENT
       PORTFOLIO*                  YIELD          EFFECTIVE YIELD       YIELD
       ----------                  -----          ---------------       -----
Tax-Exempt Money Market
      Trust Shares                  4.04%             4.09%             4.17%
      Trust II Shares               4.45%             4.52%             4.37%
      Investor A Shares             4.04%             4.09%             4.01%

--------------------

* Trust II Shares of the Tax-Exempt Money Market Portfolio were initially offered on November 2, 1998.

               In addition, the Treasury Money Market Portfolio may calculate a 7 day "state tax-exempt yield," which is computed by dividing the portion of the Portfolio's yield (calculated as above) that is exempt from state income tax by one minus a state income tax rate. Based upon the same calculations, the Portfolio's 30 day state tax-exempt yield may also be quoted.

               A Portfolio's quoted yield is not indicative of future yields and depends upon factors such as portfolio maturity, the Portfolio's expenses, and the types of instruments held by the Portfolio. Any account fees imposed by financial institutions, Service Organizations, or broker-dealers would reduce a Portfolio's effective yield.

THE EQUITY AND BOND PORTFOLIOS

               From time to time, performance information such as total return and yield data for the Equity and Bond Portfolios' Trust Shares, Institutional Shares, Investor A Shares and/or Investor B Shares may be quoted in advertisements, sales literature or in communications to shareholders. The yield is computed based on the net income of a particular class of Shares in the particular Portfolio during a 30-day (or one-month) period identified in connection with the particular yield quotation. More specifically, the yield is computed by dividing the Portfolio's net income per Share during a 30-day (or one-month) period by the maximum public offering price per Share on the last day of the period and annualizing the result. The Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios' "tax equivalent" yields, which show the level of taxable yield needed to produce an after-tax equivalent to each Portfolio's tax-free yield, may also be quoted from time to time. This is done by increasing a Portfolio's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate. The Missouri Tax-Exempt Bond Portfolio may also compute its "Missouri tax-equivalent" yield which shows the amount of taxable yield needed to produce an after-tax equivalent to the federal and Missouri tax-exempt yield of the Portfolio's Shares, assuming payment of federal income tax and Missouri income tax each at a stated rate.

               The Portfolios' total returns may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total returns with respect to a particular class of Shares reflect the average annual percentage change in value of an investment in such Shares of a Portfolio over the particular measuring period. Aggregate total returns reflect the cumulative percentage change in value over the measuring period. Both methods of calculating total returns assume that dividends and capital gain distributions made by a Portfolio during the period are reinvested in the same class of Shares of the Portfolio and that the maximum sales load in effect during the period has been charged by the Portfolio. The Portfolios' total return figures may also be calculated without the deduction of the maximum sales charge in effect during the period. The effect of not deducting the sales charge will be to increase the total return reflected. When considering average annual total return figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any one year in the period might have been more or less than the average for the entire period.

               An Equity and Bond Portfolio's 30 day "yield" is calculated separately for Trust Shares, Institutional Shares, Investor A Shares and/or Investor B Shares of a Portfolio by dividing the Portfolio's net investment income per share earned during a 30-day period by the maximum offering price per share (the "maximum offering price") with respect to Investor A Shares and the net asset value per share with respect to Trust Shares, Institutional Shares and Investor B Shares on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Portfolio's net investment income per share (irrespective of series) earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes income dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                     a-b
                       Yield = 2 [(-------)6 - 1]
                                    cd + 1

               Where: a = dividends and interest earned during the period.

                      b = expenses accrued for the period (net of reimbursements).

                      c = the average daily number of shares outstanding that were entitled to receive dividends.

                      d = maximum offering price per share on the last day of the period.

               For the purpose of determining interest earned during the period (variable "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in that Portfolio. A Portfolio calculates interest earned on any debt obligation held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30 day period, or, with respect to obligations purchased during the 30 day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30 day period that the obligation is in the portfolio. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

               Interest earned on municipal securities of the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of municipal securities that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of municipal securities that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

               Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Portfolio to all shareholder accounts in proportion to the length of the base period and the Portfolio's mean (or median) account size. Investor A Shares, Investor B Shares,

Institutional Shares and Trust Shares each bear separate fees applicable to the particular class of shares. Undeclared earned income will not be subtracted from the maximum offering price per share (variable "d" in the formula). Undeclared earned income is net investment income which, at the end of the base period, has not been declared and paid as a dividend, but is reasonably expected to be and is declared and paid as a dividend shortly thereafter.

               The Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios' "tax-equivalent" yield for each class of shares is computed by dividing the portion of a Portfolio's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Portfolio's yield that is not exempt from federal income tax. Similarly, the Missouri Tax-Exempt Bond Portfolio's "Missouri tax-equivalent" yields for each class of shares is calculated by dividing the portion of a Portfolio's yield (calculated as above) that is exempt from federal tax and the portion that is exempt from Missouri personal income tax by one minus a stated tax rate and adding such figure to that portion, if any, of the Portfolio's yield that is not exempt from federal or state income tax.

               The Fund currently calculates 30-day yields for its Bond Portfolios but not for its Equity Portfolios. For the 30-day period ended November 30, 1998, the yields on the Bond Portfolios were as follows:


        PORTFOLIO                                   30-DAY YIELD
        ---------                                   ------------
U.S. Government Securities
        Trust Shares                                   5.02%
        Institutional Shares                           4.72%
        Investor A Shares                              4.60%
        Investor B Shares                              4.02%

Intermediate Corporate Bond
        Trust Shares                                   5.05%
        Institutional Shares                           4.75%
        Investor A Shares                              4.53%

Bond Index
        Trust Shares                                   5.14%
        Institutional Shares                           4.84%
        Investor A Shares                              4.72%

Government & Corporate Bond
        Trust Shares                                   5.15%
        Institutional Shares                           4.85%
        Investor A Shares                              4.63%
        Investor B Shares                              4.15%

Short-Intermediate Municipal
        Trust Shares                                   3.25%
        Investor A Shares                              2.95%

Missouri Tax Exempt Bond
        Trust Shares                                   3.89%
        Investor A Shares                              3.52%
        Investor B Shares                              2.90%

National Municipal Bond
        Trust Shares                                   4.03%
        Investor A Shares                              3.64%
        Investor B Shares                              3.04%

Balanced
        Trust Shares                                   2.25%
        Institutional Shares                           1.96%
        Investor A Shares                              1.87%
        Investor B Shares                              1.26%


               For the same 30-day period, the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios' tax-equivalent yields (assuming payment of federal income taxes at a rate of 39.60%) and the Missouri Tax-Exempt Bond Portfolio's Missouri tax-equivalent yield (assuming Missouri state income taxes at a rate of 43.20%) were as follows:


                                            30-DAY TAX-           30-DAY MISSOURI
         PORTFOLIO                        EQUIVALENT YIELD     TAX-EQUIVALENT YIELD
         ---------                        ----------------     --------------------
Short-Intermediate Municipal
        Trust Shares                           5.38%                   5.72%
        Investor A Shares                      4.88%                   5.19%

Missouri Tax-Exempt Bond
        Trust Shares                           6.44%                   6.85%
        Investor A Shares                      5.83%                   6.20%
        Investor B Shares                      4.80%                   5.11%

National Municipal Bond
        Trust Shares                           6.67%                   7.10%
        Investor A Shares                      6.03%                   6.41%
        Investor B Shares                      5.03%                   5.35%


               A Portfolio computes its "average annual total return" for each series of that Portfolio by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series by dividing the ending redeemable value of a hypothetical $1,000 payment by $1,000 (representing a hypothetical initial payment) and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

          ERV 1/n
T =     [(-------)  - 1]
             P

        Where: T =   average annual total return

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or a fractional portion thereof)

               P =   hypothetical initial payment of $1,000

               n = period covered by the computation, expressed in terms of years

               A Portfolio computes its aggregate total returns separately for each series by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. The formula for calculating aggregate total return is as follows:

                                                ERV
               Aggregate Total Return =      [(------)- 1]
                                                 P

               The calculations of average annual total return and aggregate total return assume reinvestment of all income dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to a Portfolio's mean or median account size for any fees that vary with the size of the account. The ending redeemable value (variable "ERV" in each quotation) is determined by assuming complete redemption of the hypothetical investment and the deduction of all non-recurring charges at the end of the period covered by the computation. In addition, a non-money market Portfolio's average annual total return and aggregate total return quotations reflect the deduction of the maximum front-end sales charge in connection with the purchase of Investor A Shares and the deduction of any applicable contingent deferred sales charge with respect to Investor B Shares.

               Based on the foregoing calculations, the average annual total returns for the year/period ended November 30, 1998, the average annual total returns for the 5-year and 10-year periods ended November 30, 1998 (where applicable) and the average annual total returns for the periods from commencement of operations were as follows:

                                                    AVERAGE ANNUAL TOTAL RETURN
                                                    ---------------------------
                                                             FOR THE 5       FOR THE 10         SINCE
                                       FOR THE YEAR         YEARS ENDED      YEARS ENDED    COMMENCEMENT
             PORTFOLIO                ENDED 11/30/98         11/30/98         11/30/98      OF OPERATIONS
             ---------                --------------         --------         --------      -------------
U.S. Government Securities
   Trust Shares(1)                         6.98%               5.74%            7.85%            7.78%
   Institutional Shares(5)                 6.67%               5.34%            7.56%            7.50%
   Investor A Shares(1)                    4.02%               4.89%            7.34%            7.28%
   Investor B Shares(3)                    1.02%               4.52%            7.22%            7.17%

Intermediate Corporate Bond(18)
   Trust Shares                            9.53%                N/A              N/A             9.00%
   Institutional Shares                    9.32%                N/A              N/A             8.86%
   Investor A Shares                       4.36%                N/A              N/A             6.05%

Bond Index(18)
   Trust Shares                            9.69%                N/A              N/A             9.38%
   Institutional Shares                    9.47%                N/A              N/A             9.27%
   Investor A Shares                       6.64%                N/A              N/A             7.53%

Government & Corporate Bond
   Trust Shares(4)                         9.63%               6.62%            8.11%            8.01%
   Institutional Shares                    9.30%               6.30%            7.86%            7.77%
   Investor A Shares(4)                    4.37%               5.29%            7.34%            7.28%
   Investor B Shares(3)                    3.65%               5.59%            7.58%            7.51%

Short-Intermediate Municipal
   Trust Shares(12)                        5.36%                N/A              N/A             4.73%
   Investor A Shares(13)                   2.53%                N/A              N/A             3.37%

Missouri Tax-Exempt Bond(14)
   Trust Shares(15)                        6.52%               5.76%            7.57%            7.81%
   Investor A Shares(16)                   1.52%               4.59%            6.89%            7.16%
   Investor B Shares(3)                    0.47%               4.73%            7.06%            7.32%

National Municipal Bond(17)
   Trust Shares                            7.76%                N/A              N/A             8.12%
   Investor A Shares                       2.76%                N/A              N/A             5.43%
   Investor B Shares                       1.71%                N/A              N/A             5.71%

Balanced
   Trust Shares(9)                         9.75%              12.50%             N/A            11.70%
   Institutional Shares(9)                 9.38%              12.18%             N/A            11.41%
   Investor A Shares(9)                    4.54%              11.20%             N/A            10.55%
   Investor B Shares(3)                    3.88%              11.45%             N/A            10.78%

Equity Income(19)
   Trust Shares                           12.00%                N/A              N/A            17.00%
   Institutional Shares                   11.82%                N/A              N/A            16.89%
   Investor A Shares                       6.71%                N/A              N/A            13.68%
   Investor B Shares                       6.55%                N/A              N/A            13.82%

Equity Index(20)
   Trust Shares                           23.34%                N/A              N/A            28.37%
   Institutional Shares                   23.01%                N/A              N/A            28.16%
   Investor A Shares                      19.89%                N/A              N/A            25.92%

Growth & Income Equity
   Trust Shares(1)                         9.67%              17.49%           15.84%           15.41%
   Institutional Shares                    9.36%              17.12%           15.67%           15.25%
   Investor A Shares(1)                    4.40%              16.05%           15.14%           14.75%
   Investor B Shares(3)                    4.07%              16.42%           15.37%           14.96%

Growth Equity
   Trust Shares(21)                       22.94%              20.75%             N/A            17.05%
   Institutional Shares(21)               22.58%              20.68%             N/A            17.00%
   Investor A Shares(22)                  16.99%              19.57%             N/A            16.08%
   Investor B Shares(21)                  16.78%              20.44%             N/A            16.80%

                                                    AVERAGE ANNUAL TOTAL RETURN
                                                    ---------------------------
                                                             FOR THE 5       FOR THE 10         SINCE
                                       FOR THE YEAR         YEARS ENDED      YEARS ENDED    COMMENCEMENT
             PORTFOLIO                ENDED 11/30/98         11/30/98         11/30/98      OF OPERATIONS
             ---------                --------------         --------         --------      -------------
Small Cap Equity
   Trust Shares(7)                       (13.90%)              7.98%             N/A            10.94%
   Institutional Shares                  (14.17%)              7.64%             N/A            10.68%
   Investor A Shares(8)                  (18.06%)              6.71%             N/A             9.95%
   Investor B Shares(3)                  (18.70%)              7.00%             N/A            10.28%

Small Cap Equity Index(23)
   Trust Shares                             N/A                 N/A              N/A              N/A
   Institutional Shares                     N/A                 N/A              N/A              N/A
   Investor A Shares                        N/A                 N/A              N/A              N/A

International Equity
   Trust Shares(10)                       15.73%                N/A              N/A             8.24%
   Institutional Shares(10)               15.37%                N/A              N/A             7.92%
   Investor A Shares(11)                  10.19%                N/A              N/A             6.89%
   Investor B Shares(3)                    9.48%                N/A              N/A             6.99%


----------------

         (1)      Commenced operations on June 2, 1988.

         (2) Reflects combined performance of Institutional Shares which were initially offered to the public on January 4, 1994 and Investor A Shares for the period prior to January 4, 1994.
         (3) Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio which has been restated to reflect the contingent deferred sales charges payable by holders of Investor B Shares that redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and services fees at a maximum annual rate of 1.00%. Had those distribution and services fees been reflected, performance would have been reduced.
         (4)      Commenced operations on June 15, 1988.
         (5)      Commenced operations on June 7, 1994.
         (6) Reflects combined performance of Institutional Shares which were initially offered to the public on June 7, 1994 and Investor A Shares for the period prior to January 4, 1994.
         (7)      Commenced operations on May 1, 1992.
         (8)      Initial public offering commenced on May 6, 1992.
         (9)      Commenced operations on April 1, 1993.
         (10)     Commenced operations on April 4, 1994.
         (11)     Initial public offering commenced on April 4, 1993.
         (12)     Commenced operations on July 10, 1995.
         (13)     Commenced operations on July 10, 1995.
         (14) Commenced operations on July 15, 1988 as a portfolio of The ARCH Tax-Exempt Trust. On October 2, 1995, the Portfolio was reorganized as a new Portfolio of the Fund.
         (15)     Commenced operations on July 15, 1988.
         (16)     Initial public offering commenced on September 28, 1990.
         (17)     Commenced operations on November 18, 1996.
         (18)     Commenced operations on February 10, 1997.
         (19)     Commenced operations on February 27, 1997.
         (20)     Commenced operations on May 1, 1997.
         (21)     Commenced operations on November 24, 1997.
         (22) Performance information includes that of Predecessor Growth Equity Portfolio, which commenced operations on January 4, 1993.
         (23) Portfolio had not commenced operations as of November 30, 1998.


               Based on the foregoing calculations, the aggregate total returns for the Equity and Bond Portfolios from their respective dates of commencement of operations through November 30, 1998 (other than the Small Cap Equity Index Portfolios which had not commenced operations as of November 30, 1998) were as follows:

                                                    AGGREGATE TOTAL RETURN
                                                      SINCE COMMENCEMENT
          PORTFOLIO                                      OF OPERATIONS
          ---------                                      -------------
U.S. Government Securities
   Trust Shares                                             119.46%
   Institutional Shares(1)                                  113.58%
   Investor A Shares                                        109.02%
   Investor B Shares(2)                                     106.93%

Intermediate Corporate Bond
   Trust Shares                                              16.82%
   Institutional Shares                                      16.53%
   Investor A Shares                                         11.17%

Bond Index
   Trust Shares                                              17.54%
   Institutional Shares                                      17.33%
   Investor A Shares                                         13.98%

Government & Corporate Bond
   Trust Shares                                             123.85%
   Institutional Shares(1)                                  118.81%
   Investor A Shares                                        108.58%
   Investor B Shares(2)                                     113.19%

Short-Intermediate Municipal
   Trust Shares                                              16.97%
   Investor A Shares                                         11.90%

Missouri Tax-Exempt Bond
   Trust Shares                                             118.27%
   Investor A Shares                                        104.90%
   Investor B Shares(2)                                     108.11%

National Municipal Bond
   Trust Shares                                              17.20%
   Investor A Shares                                         11.35%
   Investor B Shares                                         11.96%

Equity Income
   Trust Shares                                              31.75%
   Institutional Shares                                      31.54%
   Investor A Shares                                         25.26%
   Investor B Shares                                         25.56%

Balanced
   Trust Shares                                              87.14%
   Institutional Shares(1)                                   84.48%
   Investor A Shares                                         76.53%
   Investor B Shares(2)                                      78.63%

Equity Index
   Trust Shares                                              48.51%
   Institutional Shares                                      48.12%
   Investor A Shares                                         44.04%

Growth & Income Equity
   Trust Shares                                             350.18%
   Institutional Shares(1)                                  343.55%
   Investor A Shares                                        323.69%
   Investor B Shares(2)                                     332.05%

Growth Equity
   Trust Shares                                             153.38%
   Institutional Shares                                     152.63%
   Investor A Shares(3)                                     141.20%
   Investor B Shares                                        150.13%

Small Cap Equity
   Trust Shares                                              97.84%
   Institutional Shares(1)                                   94.75%
   Investor A Shares                                         86.49%
   Investor B Shares(2)                                      90.23%

                                                    AGGREGATE TOTAL RETURN
                                                      SINCE COMMENCEMENT
          PORTFOLIO                                      OF OPERATIONS
          ---------                                      -------------
International Equity
   Trust Shares                                              44.61%
   Institutional Shares(1)                                   42.60%
   Investor A Shares                                         36.37%
   Investor B Shares(2)                                      36.96%


----------------

(1) Reflects combined performance of Institutional Shares which were initially offered to the public on January 4, 1994 and Investor A Shares for the period prior to January 4, 1994.

(2) Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio which has been restated to reflect the contingent deferred sales charges payable by holders of Investor B Shares that redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and services fees at a maximum annual rate of 1.00%. Had those distribution and services fees been reflected, performance would have been reduced.

(3) Total return information includes that of Predecessor Growth Equity Portfolio, which commenced operations on January 4, 1993.

               Investor A Shares and Investor B Shares of a Portfolio may also calculate total return figures for that Portfolio without deducting the maximum sales charge imposed on purchases or redemptions. The effect of not deducting the sales charge will be to increase the total return reflected.

               Investors may judge the performance of the Portfolios by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to market indices and data such as those prepared by Dow Jones & Co., Inc., Russell, Salomon Brothers, Inc., Lehman Brothers or Standard & Poor's Ratings Group or any of their affiliates, the Consumer Price Index, the EAFE Index, the NASDAQ Composite, or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc., (a widely recognized independent service which monitors the performance of mutual funds) Indata, Frank Russell, CDA, and the Bank Rate Monitor (which reports average yields for money market accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas). Other similar yield data, including comparisons to the performance of Mercantile Trust repurchase agreements, or the average yield data for similar asset classes including but not limited to Treasury bills, notes and bonds, may also be used for comparison purposes. Comparisons may also be made to indices or data published in the following national financial publications: IBC's Money Fund Report(R), MorningStar, CDA/Wiesenberger, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Pension's and Investments, Institutional Investor, U.S.A. Today and publications of Ibbotson Associates, Inc. and other publications of a local or regional nature. In addition to performance information, general information about the Portfolios that appears in a publication such as those mentioned above may be included in advertisements, supplemental sales literature and in reports to Shareholders.

               From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the Portfolios within the Fund; (5) descriptions of investment strategies for one or more of such Portfolios; (6) descriptions or comparisons of various investment products, which may or may not include the Portfolios; (7) comparisons of investment products (including the Portfolios) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of rankings or ratings by recognized rating organizations.

               In addition, with respect to the Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios the benefits of tax-free investments may be communicated in advertisements or communications to shareholders. For example, the tables below present the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 4.50% to 7.00%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the Portfolios, which may be higher or lower than those shown. The tax brackets shown below will be indexed for inflation for years after 1999. Investors should consult their tax advisor with specific reference to their own tax situation.

              APPROXIMATE YIELD TABLE: SHORT-INTERMEDIATE MUNICIPAL
                     AND NATIONAL MUNICIPAL BOND PORTFOLIOS
--------------------------------------------------------------------------
 SINGLE RETURN        Federal
 Sample Taxable       Marginal
    Income            Tax Rate
    (1999)                               --------Tax-Exempt Yields--------
                                         4.50%  5.00%  5.50%  6.50%  7.00%
--------------------------------------------------------------------------
FROM
 $0 TO                  15.00%           5.29%  5.88%  6.47%  7.65%  8.24%
 $24,000

FROM
$24,000 TO              28.00%           6.25%  6.64%  7.64%  9.03%  9.72%
$58,150

FROM
$58,150 TO              31.00%           6.52%  7.25%  7.97%  9.42% 10.41%
$121,300

FROM
$121,300 TO             36.00%           7.03%  7.81%  8.59% 10.16% 10.94%
$263,750

OVER
$263,750                39.60%           7.45%  8.28%  9.11% 10.76% 11.59%
--------------------------------------------------------------------------

              APPROXIMATE YIELD TABLE: SHORT-INTERMEDIATE MUNICIPAL
                     AND NATIONAL MUNICIPAL BOND PORTFOLIOS
--------------------------------------------------------------------------
 MARRIED FILING
    JOINTLY
 Sample Taxable       Federal
    Income            Marginal
    (1999)            Tax Rate           --------Tax-Exempt Yields--------
                                         4.50%  5.00%  5.50%  6.50%  7.00%
--------------------------------------------------------------------------
FROM
 $0 TO                  15.00%           5.29%  5.88%  6.47%  7.65%  8.24%
 $40,000

FROM
$40,000 TO              28.00%           6.25%  6.94%  7.64%  9.03%  9.72%
$96,900

FROM
 $96,900 TO             31.00%           6.52%  7.25%  7.97%  9.42% 10.14%
 $147,700

FROM
 $147,700 TO            36.00%           7.03%  7.81%  8.59% 10.16% 10.94%
 $263,750

OVER
 $263,750               39.60%           7.45%  8.28%  9.11% 10.76% 11.59%
--------------------------------------------------------------------------

                    APPROXIMATE YIELD TABLE: MISSOURI TAX-EXEMPT BOND PORTFOLIO
------------------------------------------------------------------------------------------------
    SINGLE
    RETURN                             Combined
    Sample                            Federal and
    Taxable      Federal    Missouri    Missouri
    Income       Marginal   Marginal  Marginal Tax
    (1999)       Tax Rate   Tax Rate      Rate          -----------Tax-Exempt Yields------------
                                                        4.50%  5.00%  5.50%  6.00%  6.50%  7.00%
------------------------------------------------------------------------------------------------
FROM              15.00%      6.00%       20.10%        5.63%  6.26%  6.88%  7.51%  8.14%  8.76%
 $0 TO
 $24,000

FROM              28.00%      6.00%       32.32%        6.65%  7.39%  8.13%  8.87%  9.60% 10.34%
 $24,000 TO
 $58,150

FROM              31.00%      6.00%       35.14%        6.94%  7.71%  8.48%  9.25% 10.02% 10.79%
 $58,150 TO
 $121,300

FROM              36.00%      6.00%       39.84%        7.48%  8.31%  9.14%  9.97% 10.80% 11.64%
 $121,300 TO
 $263,750

OVER              39.60%      6.00%       43.22%        7.93%  8.81%  9.69% 10.57% 11.45% 12.33%
 $263,750
------------------------------------------------------------------------------------------------

                    APPROXIMATE YIELD TABLE: MISSOURI TAX-EXEMPT BOND PORTFOLIO
------------------------------------------------------------------------------------------------
    MARRIED
    FILING
    JOINTLY                             Combined
    Sample                            Federal and
    Taxable      Federal    Missouri    Missouri
    Income       Marginal   Marginal  Marginal Tax
    (1998)       Tax Rate   Tax Rate      Rate         -----------Tax-Exempt Yields------------
                                                       4.50%  5.00%  5.50%  6.00%  6.50%  7.00%
------------------------------------------------------------------------------------------------
FROM               15.00%      6.00%     20.10%        5.63%  6.26%  6.88%  7.51%  8.14%  8.76%
 $0 TO
 $40,000

FROM               28.00%      6.00%     32.32%        6.65%  7.39%  8.13%  8.87%  9.60% 10.34%
 $40,000 TO
 $96,900

FROM               31.00%      6.00%     35.14%        6.94%  7.71%  8.48%  9.25% 10.02% 10.79%
 $96,900 TO
 $147,700

FROM               36.00%      6.00%     39.84%        7.48%  8.31%  9.14%  9.97% 10.80% 11.64%
 $147,700 TO
 $263,750

OVER               39.60%      6.00%     43.22%        7.93%  8.81%  9.69% 10.57% 11.45% 12.33%
 $263,750
------------------------------------------------------------------------------------------------

Such data are for illustrative purposes only and are not intended to indicate past or future performance results of a Portfolio. Actual performance of the Portfolios' may be more or less than that noted in the hypothetical illustrations.

               Performance quotations of a class of Shares in a Portfolio represent that Portfolio's past performance and should not be considered as representative of future results. Any account fees charged by an investment representative will not be included in the calculation of the Portfolios yield and total returns. Since performance will fluctuate, performance data for the Portfolios cannot necessarily be used to compare an investment in the Portfolios' shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. The current yield and performance of the Portfolios may be obtained by calling the Fund at: INVESTOR A OR INVESTOR B SHARES - 1-800-452-2724 OR TRUST, TRUST II OR INSTITUTIONAL SHARES - 1-800-452-4015.


                     ADDITIONAL INFORMATION CONCERNING TAXES

IN GENERAL

               The following summarizes certain additional tax considerations generally affecting the Portfolios and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

               Each Portfolio of the Fund is treated as a separate corporate entity under the Code. Each Portfolio intends to qualify or continue to qualify each year as a regulated investment company. In order to so qualify for a taxable year under the Code, each Portfolio must satisfy, in addition to the distribution requirement described in the Prospectuses, certain other requirements set forth below.

               At least 90% of the gross income for a taxable year of each Portfolio must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Portfolio's business of investing in such stock, securities or currencies (the "Gross Income Requirement").

               Also, at the close of each quarter of its taxable year, at least 50% of the value of a Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which that Portfolio does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of such Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

               Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a taxable year requires, among other things, that each Portfolio distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its net exempt-interest income (if any). In general, a Portfolio's investment company taxable income will be its taxable income, including dividends, interest and short-term capital gains (the excess of net short-term capital gain over net long-term capital loss), subject to certain adjustments and excluding the excess of any net long-term capital gain over net short-term capital loss, if any, for such taxable year.

               It is the policy of each Tax-Exempt Portfolio to distribute as dividends substantially all of its net tax-exempt interest income and any investment company taxable income each year. Dividends derived from interest on Municipal Obligations (known as exempt-interest dividends) may be treated by shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder the exclusion would be disallowed. Distributions of net income may be taxable to investors under state or local law as dividend income even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income tax.

               Dividends declared by a Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year, if such dividends are actually paid during January of the following year.

               Each Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue Service for prior failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

               A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income each year to avoid liability for this excise tax.

               MISSOURI TAX CONSIDERATIONS. For each year in which a Portfolio qualifies as a regulated investment company for federal income tax purposes, shareholders of such Portfolio who are Missouri resident individuals, trusts or estates resident in Missouri, or corporations subject to Missouri taxing jurisdiction (collectively, "Missouri Taxpayers") will not be subject to Missouri income taxation on dividends distributed to them to the extent that such dividends (a) qualify as exempt-interest dividends of a regulated investment company under Code section 852(b)(5), (b) are the subject of the written notice to shareholders required by 12 C.S.R. section 10-2.155(2), (c) are attributable to interest on (1) obligations issued by the State of Missouri or any of its political subdivisions or authorities, or (2) certain obligations of the United States, any territory or possession of the United States, or any authority, commission, or instrumentality of the United Sates, to the extent exempted from Missouri income tax under federal law, and (d) are properly reported on the Missouri income tax returns of the shareholder in the respective

Portfolio. In connection with the obligations described in paragraph (c)(2) above, the amount of State income tax-exempt interest dividends shall be reduced by the amount of (a) the federal corporate dividend received deduction attributable to such dividends, and (b) interest paid or expense incurred to produce such dividends, to the extent that the interest paid or expense incurred exceeds five hundred dollars.

               To the extent possible, the Missouri Tax-Exempt Bond Portfolio intends to invest in obligations which will permit distributions attributable to interest to be excludable by Missouri Taxpayers. Despite this intention, Missouri Taxpayers generally will be subject to Missouri income tax on other types of distributions received from the Missouri Tax-Exempt Bond Portfolio, including distributions of interest on obligations of other issuers and all long-term and short-term capital gains.

               Except as noted above with respect to Missouri income taxation, distributions from a Portfolio may be taxable to shareholders under other state and local laws imposing taxes on or measured by net income, even though such distributions were derived, in whole or in part, from interest on obligations which, if realized directly by the shareholder, or by a shareholder of another type, would be nontaxable.

               The foregoing discussion of Missouri law does not apply to shareholders that are subject to the Missouri bank tax or other comparable forms of specialized Missouri taxation.

THE TAX-EXEMPT PORTFOLIOS

               The policy of each Tax-Exempt Portfolio is to pay to its shareholders each year as exempt-interest dividends substantially all of its municipal security interest income net of certain deductions. In order for a Tax-Exempt Portfolio to pay exempt-interest dividends for any taxable year, at the close of each quarter of its taxable year at least 50% of the aggregate value of the Portfolio's assets must consist of exempt-interest obligations. An investment in a Tax-Exempt Portfolio is not intended to constitute a balanced investment program. Shares of a Tax-Exempt Portfolio would not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Tax-Exempt Portfolios' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed.

               Shareholders who might be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by a Tax-Exempt Portfolio, are advised to consult their tax advisors with respect to whether exempt-interest dividends retain the exclusion under Section 103(a). A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person (i) who regularly uses a part of such facilities in his trade or business and (ii)(A) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (B) who occupies more than 5% of the usable area of such facilities or (C) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and its partners, and S corporations and their shareholders.

STATE AND LOCAL TAXES

               Shareholders should note that dividends paid by a Portfolio may be taxable to investors under state or local law as dividend income even though all or a portion of such dividends may be derived from interest on obligations that, if realized directly, would be exempt from such income taxes.

               The Treasury Money Market Portfolio is structured to provide investors, to the extent permissible by federal and state law, with income that is exempt or excluded from taxation at the state and local level. Shareholders should note that many, but not all, states permit all or a portion of a regulated investment company's dividends which are derived from interest on U.S. Treasury obligations (and obligations of certain U.S. Government agencies)("Treasury Obligations") to be exempt or excluded from state and local taxation. In addition, only certain states allow dividends of a regulated investment company that are derived from dividends of other regulated investment companies investing directly in Treasury Obligations to be exempt or excluded from state and local taxation. Some states reduce a shareholder's allowable deductions by interest on debt incurred to carry obligations producing state tax-exempt interest and by other expenses related to such obligations. Income earned by the Portfolio from repurchase agreements generally is not exempt from state or local income tax.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS

        Tax provisions regarding financial instruments, foreign currencies and foreign corporations may from time to time cause a Portfolio to recognize income in excess of cash received in a transaction. Moreover, a Portfolio's investment alternatives will to some extent be considered by tax requirements applicable to regulated investment companies.

CONCLUSIONS

               The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisors concerning the application of federal, state and local taxes and with specific reference to their own tax situation.

                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

               The business and affairs of the Portfolios are managed under the direction of Fund's Board of Directors in accordance with the laws of Maryland and the Fund's Articles of Incorporation. The directors and executive officers of the Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                                                     Principal Occupations
                                  Position with      During Past 5 years
Name and Address                  the Fund           and other affiliations
----------------                  --------           ----------------------
Jerry V. Woodham*                 Chairman of        Treasurer, St. Louis
St. Louis University              The Board;         University, August 1996
3500 Lindell                      President and      to present; Treasurer,
Fitzgerald Hall                   Director           Washington University,
St. Louis, MO  63131                                 1981 to 1995
Age:  55

Robert M. Cox, Jr.                Director           Senior Vice President
Emerson Electric Co.                                 Emerson Electric Co. since
8000 W. Florissant Ave.                              November 1990.
P.O. Box 4100
St. Louis, MO  63136-8506
Age:  53

Joseph J. Hunt                    Director           General Treasurer,
Iron Workers International                           International Association of
Union                                                Bridge, Structural and Orna
1750 New York Avenue, N.W.                           mental Iron Workers (Interna-
Suite 400                                            tional Labor Union), January
Washington, D.C. 20006                               1994 to present.

James C. Jacobsen                 Director           Director, Kellwood Company,
Kellwood Company                                     (manufacturer of wearing
600 Kellwood Parkway                                 apparel and camping softgoods)
Chesterfield, MO  63017                              since 1975; Vice Chairman,
Age:  63                                             Kellwood Company since May  1989.

------------------------
* Mr. Woodham is an "interested person" of the Fund as defined in the 1940 Act.

                                                     Principal Occupations
                                  Position with      During Past 5 years
Name and Address                  the Fund           And other affiliations
----------------                  --------           ----------------------
Donald E. Brandt                  Director           Senior Vice President,
Ameren Corporation                                   Finance and Corporate
P.O. Box 66149                                       Services, Union Electric
St. Louis, MO  63166-6149                            Company (electric utility
Age:  44                                             company); Director, Huntco, Inc.
                                                     (intermediate steel processors).

Patrick J. Moore                  Director           Vice President & Chief
Smurfit-Store Container                              Financial Officer since
  Corporation                                        1998 and Vice President
8182 Maryland Avenue                                 & General Manager,
St. Louis, MO  63105                                 1994-1996, of Industrial
Age:  44                                             Packaging Division and
                                                     Corporate Vice President
                                                     & Treasurer, 1993-1994,
                                                     Jefferson Smurfit Corporation
                                                     (paper, paperboard and packaging).

Ronald D. Winney*                 Director and       Treasurer, Ralston Purina
Ralston Purina Company            Treasurer          Company Since 1985.
Checkerboard Square
St. Louis, MO  63164
Age:  56

W. Bruce McConnel, III*           Secretary          Partner of the law firm of
Suite 1100                                           Drinker Biddle & Reath
1345 Chestnut Street                                 LLP, Philadelphia,
Philadelphia, PA  19107                              Pennsylvania Since 1977.
Age:  56

Walter B. Grimm*                  Vice President     Employee of BISYS Fund
3435 Stelzer Road                 and Assistant      Services.
Columbus, OH  43219               Treasurer
Age:  53

David Bunstine                    Assistant          Employee of BISYS Fund
3435 Stelzer Road                 Secretary          Services.
Columbus, OH  43219
Age:  33

------------------------

* Messrs. Grimm, Winney, McConnel and Bunstine are "interested persons" of the Fund as defined in the 1940 Act.


               Each director receives an annual fee of $10,000 plus reimbursement of expenses incurred as a director. The Chairman of the Board and President of the Fund receives an additional annual fee of $5,000 for his services in these capacities. For the fiscal year ended November 30, 1998, the Fund paid or accrued for the account of its directors as a group, for services in all capacities, a total of $67,500. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Fund. As of the date of this Statement of Additional Information, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

               The following chart provides certain information about the fees received by the Fund's directors for their services as members of the Board of Directors and committees thereof for the fiscal year ended November 30, 1998:


                                              PENSION OR
                                              RETIREMENT             TOTAL
                           AGGREGATE       BENEFITS ACCRUED      COMPENSATION
                         COMPENSATION      AS PART OF FUND     FROM THE FUND AND
 NAME OF DIRECTOR        FROM THE FUND          EXPENSE          FUND COMPLEX*
 ----------------        -------------     ----------------    -----------------
Jerry V. Woodham            $15,000               N/A               $15,000
Donald E. Brandt**          $ 7,500               N/A               $ 7,500
Robert M. Cox, Jr.          $10,000               N/A               $10,000
Joseph J. Hunt              $10,000               N/A               $10,000
James C. Jacobsen           $10,000               N/A               $10,000
Patrick J. Moore**          $ 5,000               N/A               $ 5,000
Ronald D. Winney            $10,000               N/A               $10,000


*        The "Fund Complex" consists solely of the Fund.
**       Elected a director of the Fund on January 30, 1998.


INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

               Mississippi Valley Advisors, Inc. ("MVA") serves as investment adviser to each Portfolio. MVA is an indirect wholly-owned non-banking subsidiary of Mercantile Bancorporation Inc., a bank holding company ("Mercantile").


               For the services provided and expenses assumed pursuant to its investment advisory agreement with the Fund, MVA is entitled to receive fees, computed daily and payable monthly, with respect to the Treasury Money Market and Money Market Portfolios, at the annual rates of .40% of the first $1.5 billion of each such Portfolio's average daily net assets, .35% of the next $1.0 billion of net assets and .25% of net assets in excess of $2.5 billion, and with respect to the Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios, at the annual rates of .40%, .45%, .55%, .30%, .45%, .55%, .45%, .55%, .75%, .30%, .55%, .75%, .75%,
 .40%, 1.00% and .75%, respectively, of the average daily net assets of each Portfolio, respectively. For the fiscal year or period ended November 30, 1998, MVA received advisory fees (net of waivers) at the effective annual rates of
 .35%, .35%, .35%, .45%, .35%, .24%, .45%, .33%, .45%, .34%, .62%, .23%, .55%,
 .75%, .75%, 0%, 1.00% and .75% of the respective average daily net assets of the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate
Bond, Short-Intermediate Municipal,

Missouri Tax-Exempt Bond, National Municipal Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios.

               MVA may from time to time voluntarily reduce all or a portion of its advisory fee to increase the net income of one or more Portfolios available for distributions as dividends. The voluntary fee reduction will cause the return of any such Portfolio to be higher than it would otherwise be in the absence of such reduction.

               In addition, Clay Finlay serves as sub-adviser to the International Equity Portfolio. For the services provided and expenses assumed pursuant to its sub-advisory agreement with MVA, Clay Finlay receives from MVA a fee, computed daily and payable monthly, at the annual rate of .75% of the first $50 million of the International Equity Portfolio's average daily net assets, plus .50% of the next $50 million of average daily net assets, plus .25% of average daily net assets in excess of $100 million. For the fiscal year ended November 30, 1998, Clay Finlay received sub-advisory fees at the effective annual rate of .75% of the International Equity Portfolio's average daily net assets. Clay Finlay bears all expenses incurred by it in connection with its services under the sub-advisory agreement.

               Pursuant to the advisory and sub-advisory agreements, MVA and Clay Finlay have agreed to provide investment advisory and sub-investment advisory services, respectively, as described in the Portfolios' Prospectuses. MVA and Clay Finlay have agreed to pay all expenses incurred by them in connection with their activities under their respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Portfolios.

               The investment advisory agreement (and sub-advisory agreement for the International Equity Portfolio) provide that MVA and Clay Finlay, respectively, shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of their respective agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder.

               For the fiscal year or period ended November 30, 1998, MVA was paid advisory fees, after waivers, as follows:


                                              FEES PAID
    PORTFOLIOS                              (AFTER WAIVERS)     WAIVERS
    ----------                              ---------------     -------
Treasury Money Market Portfolio               $  983,103        $140,506
Money Market Portfolio                        $4,836,247        $690,964
Tax-Exempt Money Market Portfolio             $  595,181        $ 85,029
U.S. Government Securities Portfolio          $  459,829        $      0
Intermediate Corporate Bond Portfolio         $  203,401        $ 91,356
Bond Index Portfolio                          $  329,684        $142,709
Government & Corporate Bond Portfolio         $  913,545        $      0
Short-Intermediate Municipal Portfolio        $  153,355        $ 62,423
Missouri Tax-Exempt Bond Portfolio            $  484,088        $      0
National Municipal Bond Portfolio             $1,389,193        $663,264
Balanced Portfolio                            $  944,820        $      0
Equity Income Portfolio                       $  577,324        $280,161
Equity Index Portfolio                        $  104,594        $ 35,308
Growth & Income Equity Portfolio              $2,595,524        $      0
Growth Equity Portfolio                       $  702,079        $      0
Small Cap Equity Portfolio                    $1,776,373        $      0
International Equity Portfolio                $  731,113        $      0

               For the fiscal year or period ended November 30, 1997, MVA (and with respect to the Growth Equity Portfolio, the predecessor adviser) was paid advisory fees, after waivers, as follows:

                                                FEES PAID
    PORTFOLIOS                                (AFTER WAIVERS)      WAIVERS
    ----------                                ---------------      -------
Treasury Money Market Portfolio                 $  544,658        $  132,471
Money Market Portfolio                          $3,205,706        $  734,416
Tax-Exempt Money Market Portfolio               $  518,456        $   74,067
U.S. Government Securities Portfolio            $  357,824        $        0
Intermediate Corporate Bond Portfolio(1)        $        0        $  175,432
Bond Index Portfolio(1)                         $        0        $  312,722
Government & Corporate Bond Portfolio           $  743,332        $        0
Short-Intermediate Municipal Portfolio          $        0        $  160,035
Missouri Tax-Exempt Bond Portfolio              $  414,195        $        0
National Municipal Bond Portfolio               $        0        $1,812,782
Balanced Portfolio                              $  885,481        $        0
Equity Income Portfolio(2)                      $        0        $  681,294
Equity Index Portfolio(3)                       $        0        $   51,115
Growth & Income Equity Portfolio                $2,392,991        $        0
Growth Equity Portfolio(4)                      $   86,057        $        0
Small Cap Equity Portfolio                      $1,783,322        $        0
International Equity Portfolio                  $  590,822        $   50,950

----------------------

1. For the period from commencement of operations (February 10, 1997) through November 30, 1997.
2. For the period from commencement of operations (March 7, 1997) through November 30, 1997.
3. For the period from commencement of operations (May 1, 1997) through November 30, 1997.
4.       For the period October 1, 1997 through November 30, 1997.

               For the fiscal year or period ended November 30, 1996, MVA was paid advisory fees, after waivers, as follows:

                                              FEES PAID
    PORTFOLIOS                              (AFTER WAIVERS)     WAIVERS
    ----------                              ---------------     -------
Treasury Money Market Portfolio               $  882,177        $179,300
Money Market Portfolio                        $2,787,213        $628,005
Tax-Exempt Money Market Portfolio             $  334,446        $ 47,714
U.S. Government Securities Portfolio          $  280,649        $      0
Government & Corporate Bond Portfolio         $  674,595        $      0
Short-Intermediate Municipal Portfolio        $        0        $147,782
Missouri Tax-Exempt Bond Portfolio            $  327,773        $      0
The National Municipal Bond Portfolio1        $        0        $ 70,262
Balanced Portfolio                            $  950,916        $      0
Growth & Income Equity Portfolio              $2,231,228        $      0
Small Cap Equity Portfolio                    $1,556,817        $     62
International Equity Portfolio                $  393,668        $140,840

----------------------

1. For period from commencement of operations (November 18, 1996) through November 30, 1996.

               For the fiscal year ended September 30, 1997, MVA (and the predecessor adviser, Mark Twain Bank) earned advisory fees of $468,080 with respect to the Predecessor Growth Equity Portfolio, of which $0 was waived. For the fiscal year ended September 30, 1996, Mark Twain Bank earned advisory fees of $368,254 with respect to the Predecessor Growth Equity Portfolio, of which $13,853 was waived.

ADMINISTRATOR

               BISYS Fund Services Ohio, Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the Portfolios' administrator (the
"Administrator").


               The Administrator generally assists in all aspects of each Portfolio's administration and operation and also monitors and performs other services pertaining to the Fund's arrangements under the Administrative Services Plan described below. For its services, the Administrator is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% (.10% for the Tax-Exempt Money Market Portfolio) of each Portfolio's average daily net assets. For the fiscal year or period ended November 30, 1998, the Administrator received administration fees (net of waivers) at the effective annual rates of
 .05%, .05% and .05% of the average daily net assets of the Intermediate Corporate Bond, National Municipal

Bond and Equity Income Portfolios, respectively, and .10% of the average daily net assets of each of the other Portfolios. From time to time, the Administrator may voluntarily waive all or a portion of the administration fees otherwise payable by a Portfolio in order to increase the net income available for distribution to shareholders.


               The Administrator has agreed to maintain office facilities for the Portfolios, furnish the Portfolios with statistical and research data, clerical, accounting, and certain bookkeeping services, stationery and office supplies, and certain other services required by the Portfolios, and to compute the net asset value and net income of the Portfolios. The Administrator prepares annual and semi-annual reports to the SEC on Form N-SAR, compiles data for and prepares federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian and transfer agent, prepares the Fund's compliance filings with state securities commissions, maintains the registration or qualification of shares for sale under the securities laws of any state in which the Fund's shares shall be registered, assists in the preparation of annual and semi-annual reports to shareholders of record, participates in the periodic updating of the Fund's Registration Statement, prepares and assists in the timely filing of notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act, arranges for and bears the cost of processing share purchase, exchange and redemption orders, keeps and maintains the Portfolios' financial accounts and records including calculation of daily expense accruals, monitors compliance procedures for each of the classes of the Fund's Portfolios with each Portfolio's investment objective, policies and limitations, tax matters, and applicable laws and regulations, and generally assists in all aspects of the Portfolios' operations. The Administrator bears all expenses in connection with the performance of its services, except that a Portfolio bears any expenses incurred in connection with any use of a pricing service to value portfolio securities.

               From time to time, the Administrator may voluntarily waive a portion or all of its fees otherwise payable to it with respect to the Fund's Portfolios in order to increase the net income available for distribution to shareholders.

               For the fiscal year or period ended November 30, 1998, the Administrator was paid administration fees, after waivers, as follows:

                                              FEES PAID
    PORTFOLIOS                              (AFTER WAIVERS)      WAIVERS
    ----------                              ---------------      -------
Treasury Money Market Portfolio               $  280,895        $  280,909
Money Market Portfolio                        $1,381,828        $1,381,778
Tax-Exempt Money Market Portfolio             $  170,051        $        0
U.S. Government Securities Portfolio          $  102,187        $  102,181
Intermediate Corporate Bond Portfolio         $   46,054        $   61,001
Bond Index Portfolio                          $  157,468        $   15,460
Government & Corporate Bond Portfolio         $  203,015        $  203,004
Short-Intermediate Municipal Portfolio        $   39,233        $   39,231
Missouri Tax-Exempt Bond Portfolio            $  107,578        $  107,574
National Municipal Bond Portfolio             $  318,915        $  427,432
Balanced Portfolio                            $  125,979        $  125,973
Equity Income Portfolio                       $   97,524        $  131,138
Equity Index Portfolio                        $   46,635        $   46,633
Growth & Income Equity Portfolio              $  471,926        $  471,900
Growth Equity Portfolio                       $   93,613        $   93,608
Small Cap Equity Portfolio                    $  236,856        $  236,844
International Equity Portfolio                $   73,113        $   73,109

               For the fiscal year or period ended November 30, 1997, the Administrator (and with respect to the Growth Equity Portfolio, the predecessor administrator) was paid administration fees, after waivers, as follows:


                                                FEES PAID
    PORTFOLIOS                                (AFTER WAIVERS)     WAIVERS
    ----------                                ---------------     -------
Treasury Money Market Portfolio                 $  217,115        $121,453
Money Market Portfolio                          $1,226,946        $743,132
Tax-Exempt Money Market Portfolio               $  148,129        $      0
U.S. Government Securities Portfolio            $   79,519        $ 79,515
Intermediate Corporate Bond Portfolio(1)        $   17,544        $ 46,250
Bond Index Portfolio(1)                         $  104,243        $104,239
Government & Corporate Bond Portfolio           $  165,196        $165,189
Short-Intermediate Municipal Portfolio          $   29,098        $ 29,097
Missouri Tax-Exempt Bond Portfolio              $   92,046        $ 92,042
National Municipal Bond Portfolio(1)            $  181,277        $478,060
Balanced Portfolio                              $  118,068        $118,063
Equity Income Portfolio(2)                      $   49,963        $131,717
Equity Index Portfolio(3)                       $   17,039        $ 17,038
Growth & Income Equity Portfolio                $  435,186        $435,169
Growth Equity Portfolio(4)                      $   16,610        $  1,287
Small Cap Equity Portfolio                      $  237,783        $237,775
International Equity Portfolio                  $   75,322        $ 54,941


----------------------

1. For the period from commencement of operations (February 10, 1997) through November 30, 1997.
2. For the period from commencement of operations (March 7, 1997) through November 30, 1997.
3. For the period from commencement of operations (May 1, 1997) through November 30, 1997.
4.       For the period October 1, 1997 through November 30, 1997.

               For the fiscal year or period ended November 30, 1996, the Administrator was paid administration fees, after waivers, as follows:

                                              FEES PAID
    PORTFOLIOS                              (AFTER WAIVERS)     WAIVERS
    ----------                              ---------------     -------
Treasury Money Market Portfolio               $  304,595        $196,144
Money Market Portfolio                        $1,055,556        $652,053
Tax-Exempt Money Market Portfolio             $   95,540        $      0
U.S. Government Securities Portfolio          $   62,335        $ 62,398
Government & Corporate Bond Portfolio         $  149,866        $149,916
Short-Intermediate Municipal Portfolio        $   26,854        $ 26,878
Missouri Tax-Exempt Bond Portfolio            $   72,831        $ 72,846
National Municipal Bond Portfolio(1)          $    7,016        $ 18,530
Balanced Portfolio                            $  126,789        $126,784
Growth & Income Equity Portfolio              $  405,497        $405,859
Small Cap Equity Portfolio                    $  207,502        $207,666
International Equity Portfolio                $   80,098        $ 26,804

----------------------

1. For period from commencement of operations (November 18, 1996) through November 30, 1996.

               For the fiscal years ended September 30, 1997 and 1996, Federated Administrative Services, the former administrator of the Predecessor Growth Equity Portfolio, earned administrative fees of $90,965 and $71,420, respectively.

               The Small Cap Equity Index Portfolio had not commenced operations as of November 30, 1998.

CUSTODIAN, SUB-CUSTODIAN AND TRANSFER AGENT

               Mercantile Trust Company National Association ("Mercantile Trust"), as assignee of Mercantile Bank National Association, an affiliate of the Fund and a wholly-owned subsidiary of Mercantile Bancorporation Inc., with principal offices located at One Mercantile Center, 8th and Locust Streets, St. Louis, Missouri 63101, serves as Custodian of each Portfolio's assets pursuant to a Custodian Agreement. In addition, Bankers Trust Company of New York, with principal offices at 16 Wall Street, New York, New York 10005, serves as the Sub-Custodian for the International Equity Portfolio. BISYS Fund Services Ohio, Inc. serves as the Fund's transfer agent and dividend disbursing agent. Its address is 3435 Stelzer Road, Columbus, Ohio 43219.


               Pursuant to an agreement with BISYS Fund Services Ohio, Inc. and in connection with the shares offered to its customers, a financial institution (which may include Mercantile or its affiliated or correspondent banks) serves as sub-transfer agent with respect to the underlying beneficial owners of shares. For the account maintenance services provided, a sub-transfer agent is entitled to receive an annual fee of $30 with respect to each beneficial owner's holdings in shares (irrespective of the number of Portfolios in which such shares are held).


               Under a Custodian Agreement between the Fund and Mercantile Trust Mercantile Trust has agreed to (i) maintain a separate account or accounts in the name of each Portfolio; (ii) receive and disburse money on behalf of each Portfolio; (iii) collect and receive all income and other payments and distributions on account of each Portfolio's portfolio securities; (iv) respond to correspondence relating to its duties; and (v) make periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio. Mercantile Trust may, at its own expense, open and maintain a custody account or accounts on behalf of each Portfolio with other banks or trust companies, provided that Mercantile Trust shall remain liable for the performance of all of its custodial duties under the Custodian Agreement, notwithstanding any delegation. Mercantile Trust is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Portfolios, provided that Mercantile Trust shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company servicing as sub-custodian. Pursuant to the terms of the Assignment and Delegation Agreement, Mercantile Trust National Association remains liable for the acts and omissions of Mercantile Trust under the Custodian Agreement.

               In the opinion of the staff of the SEC, since the Custodian is an affiliate of the investment adviser, the Fund and the Custodian are subject to the requirements of Rule 17f-2 under the 1940 Act. Accordingly the Fund and the Custodian intend to comply with the requirements of such rule.


               Pursuant to the Custodian Agreement with the Fund, each Portfolio pays Mercantile Trust an annual fee. For each Money Market Portfolio this fee is paid monthly and calculated daily at the rate of $.20 for each $1,000 of each such Portfolio's average daily net assets plus, in the case of the Tax-Exempt Money Market Portfolio only, $50 for each interest collection or claim item. For the Equity and Bond Portfolios (except the International Equity Portfolio), this fee, which is paid monthly, is calculated as the greater of $6,000 or $.50. For the International Equity Portfolio, this fee, which is calculated daily and paid monthly, is .17% of the Portfolio's average daily net assets for the first $50 million; .155% of the Portfolio's average daily net assets for the next $50 million; .13% of the Portfolio's average daily net assets for the next $150 million; and .105% of the Portfolio's average daily net assets thereafter. Each Equity and Bond Portfolio also pays $15.00 for each purchase, sale or delivery of a security upon its maturity date, $50.00 for each interest collection or claim item, $20.00 for each transaction involving GNMA, tax-free or other non-depository registered items with monthly dividends or interest, $30.00 for each purchase, sale or expiration of an option contract, $50.00 for each purchase, sale or expiration of a futures contract, and $15.00 for each repurchase trade with an institution other than Mercantile Trust. In addition, each Portfolio pays Mercantile Trust's incremental costs in providing foreign custody services for any foreign-denominated and foreign-held securities and reimburses Mercantile Trust for out-of-pocket expenses related to such services.

               BISYS Fund Services Ohio, Inc. also serves as the Fund's transfer agent and dividend disbursing agent (in those capacities, the "Transfer Agent") pursuant to a Transfer Agency Agreement. Under the Agreement, the Transfer Agent has agreed to (i) process shareholder purchase and redemption orders; (ii) maintain shareholder records for each of the Portfolios' shareholders; (iii) process transfers and exchanges of shares of the Portfolios; (iv) issue periodic statements for each of the Portfolios' shareholders; (v) process dividend payments and reinvestments; (vi) assist in the mailing of shareholder reports and proxy solicitation materials; and (vii) make periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio.

DISTRIBUTOR

               BISYS Fund Services Limited Services (the "Distributor"), an affiliate of the Administrator, serves as the Distributor of the Portfolios' shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, sells shares of the Portfolios on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares. The Distributor also monitors the Fund's arrangements under the Distribution and Services Plans described below. The Distributor is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219.

               The Distributor may, at its expense, provide compensation to dealers in connection with sales of Shares of any of the Portfolios. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) business and vacation trips, including the provision of travel arrangements and lodging at resorts, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of a Portfolio's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Portfolios or their shareholders.


               With respect to each Portfolio's Trust Shares, Trust II Shares and Institutional Shares, no compensation is payable by the Fund to the Distributor for distribution services. The Distributor is entitled to the payment of a front-end sales charge on the sale of Investor A Shares of the Equity and Bond Portfolios as described in the Prospectus for such shares. For the fiscal years ended November 30, 1998, 1997 and 1996, the Distributor received front-end sales charges in connection with Investor A share purchases as follows: U.S. Government Securities Portfolio -- $1,218, $2,052 and $823, respectively; Government & Corporate Bond Portfolio --

$8,853, $9,635 and $4,655, respectively; Missouri Tax-Exempt Bond Portfolio -- $75,697, $46,690 and $23,210, respectively; Growth & Income Equity Portfolio -- $171,703, $167,110 and $74,288, respectively; Small Cap Equity Portfolio -- $26,651, $33,777 and $18,763, respectively; and Balanced Portfolio -- $37,468, $20,227 and $2,705, respectively. For the fiscal years ended November 30, 1998, 1997 and 1996, the Distributor received front-end sales charges in connection with Investor A share purchases of the International Equity Portfolio of $9,765, $18,258 and $11,417. For the fiscal years ended November 30, 1998, 1997 and 1996, the Distributor received front-end sales charges in connection with Investor A Share purchases of the Short-Intermediate Municipal Portfolio of $0, $0 and $0. For the fiscal years ended November 30, 1998 and 1997 and the period November 18, 1996 (commencement of operations) through November 30, 1996, the Distributor received front-end sales charges in connection with Investor A Share purchases of the National Municipal Bond Portfolio of $9,641, $4,340 and $0, respectively. For the fiscal year ended November 30, 1998 and for the period February 10, 1997 (commencement of operations) through November 30, 1997, the Distributor received front-end sales charges in connection with Investor A Shares of the Bond Index Portfolio of $1,026 and $13, respectively. For the fiscal year ended November 30, 1998 and for the period February 10, 1997 (commencement of operations) through November 30, 1997, the Distributor received front-end sales charges in connection with Investor A Shares of the Intermediate Corporate Bond Portfolio of $1,662 and $1,114, respectively. For the fiscal year ended November 30, 1998 and for the period March 7, 1997 (commencement of operations) through November 30, 1997, the Distributor received front-end sales charges in connection with Investor A Shares of the Equity Income Portfolio of $25,690 and $829. For the fiscal year ended November 30, 1998 and for the period May 1, 1997 (commencement of operations) through November 30, 1997, the Distributor received front-end sales charges in connection with Investor A Shares of the Equity Index Portfolio of $11,259 and $3,003. For the fiscal year ended November 30, 1998 and for the period November 21, 1997 (date Predecessor Growth Equity Portfolio reorganized into the Growth Equity Portfolio) through November 30, 1997, the Distributor received front-end sales charges in connection with Investor A Shares of the Growth Equity Portfolio of $14,772 and $0. Of these amounts, the Distributor retained $21,393, $0 and $126, respectively, and MVA and affiliates retained $1,206, $310 and $385, respectively, with respect to the U.S. Government Securities Portfolio; the Distributor retained $88 and $0, and MVA and affiliates retained $0 and $0 with respect to the Intermediate Corporate Bond Portfolio; the Distributor retained $216 and $0, and MVA and affiliates retained $0 and $0 with respect to the Bond Index Portfolio; the Distributor retained $1,210, $0 and $0, respectively, and MVA and affiliates retained $2,025, $6,721, and $3,535, respectively, with respect to the Government & Corporate Bond Portfolio; the Distributor retained $9,050, $23 and $416, respectively, and MVA and affiliates retained $2,814, $4,700 and $5,850, respectively, with respect to the Missouri Tax-Exempt Bond Portfolio; the Distributor retained $3,014 and $45, and MVA and affiliates retained $3,395 and $466 with respect to the Equity Income Portfolio; the Distributor retained $1,574 and $0, and MVA and affiliates retained $2,956 and $25 with respect to the Equity Index Portfolio; the Distributor retained $21,393,$2,387, and $1,850 respectively, and MVA and affiliates retained $46,623, $56,664 and $27,769, respectively, with respect to the Growth & Income Equity Portfolio; the Distributor retained $1,280 and $0, and MVA and affiliates retained $3,738 and $0 with respect to the Growth Equity Portfolio; the Distributor retained $3,284, $184 and $192, respectively, and MVA and affiliates retained $8,880, $9,915 and $10,277, respectively, with respect to the Small Cap Equity Portfolio; the Distributor retained $6,170, $67 and $92, respectively, and MVA and affiliates retained $5,029, $9,419 and $1,311, respectively, with respect to the Balanced Portfolio; the Distributor retained $1,014, $0 and $1, respectively, and MVA and affiliates retained $2,722, $7,433 and $8,226, respectively, with respect to the International Equity Portfolio; the Distributor retained $0, $0 and $0, respectively, and MVA and affiliates retained $0, $0 and $0, respectively, with respect to the Short-Intermediate Municipal Portfolio; and the Distributor retained $940, $0 and $0 and MVA and affiliates retained $0, $0 and $0 with respect to the National Municipal Bond Portfolio.

               The Distributor is also entitled to the payment of contingent deferred sales charges upon the redemption of Investor B Shares of the Portfolios. For the fiscal years ended November 30, 1998, 1997 and 1996, the Distributor received contingent deferred sales charges in connection with Investor B share redemptions as follows: Money Market Portfolio -- $0, $0 and $0; U.S. Government Securities Portfolio -- $0, $8,968 and $3,640; Government and Corporate Bond Portfolio -- $30, $4,075 and $4,258; Missouri Tax-Exempt Bond Portfolio -- $0, $61,906 and $1,763; Growth and Income Equity Portfolio -- $817, $121,999 and $30,345; Small Cap Equity Portfolio -- $0, $12,870 and $7,267;
International Equity Portfolio -- $0, $8,191 and $5,763; and Balanced Portfolio -- $1,053, $9,311 and $1,216. For the fiscal years ended November 30, 1998 and 1997 and the period November 18, 1996 (commencement of operations) through November 30, 1996, the Distributor received $0, $34,256 and $0 in contingent deferred sales charges in connection with Investor B Share redemptions of the National Municipal Bond Portfolio. For the fiscal year ended November 30, 1998 and for the period March 7, 1997 (commencement of operations) through November 30, 1997, the Distributor received $0 and $10,382 in contingent deferred sales charges in connection with Investor B Share redemptions of the Equity Income Portfolio. For the fiscal year ended November 30, 1998 and for the period November 21, 1997 (date Predecessor Growth Equity Portfolio reorganized into the Growth Equity Portfolio) through November 30, 1997, the Distributor received $0 and $0 in contingent deferred sales charges in connection with Investor B Share redemptions of the Growth Equity Portfolio. All such amounts were assigned to MVA pursuant to the financing arrangement between the Distributor and MVA described below under "The Plans -- Distribution and Services Plans."


               The following table shows all sales charges, commissions and other compensation received by the Distributor directly or indirectly from the Fund's Portfolios during the fiscal year ended November 30, 1998:

                                                                 Brokerage
                                                               Commissions in
                          Net Underwriting   Compensation on   Connection with
                           Discounts and     Redemption and      Portfolio         Other
     Portfolio(4)          Commissions(1)     Repurchase(2)     Transactions   Compensation(3)
     ------------          --------------     -------------     ------------   ---------------
Treasury Money                $      0          $      0          $      0        $  456,747
  Market

Money Market                  $      0          $      0          $      0        $2,029,720

Tax-Exempt Money              $      0          $      0          $      0        $  106,290
  Market

U.S. Government               $  4,242          $  3,024          $  1,218        $   37,777
  Securities

Intermediate Corporate        $  1,662          $      0          $  1,662        $    5,868
  Bond

Bond Index                    $  1,026          $      0          $  1,026        $   15,363

Government &                  $ 16,047          $  7,164          $  8,883        $   78,230
  Corporate Bond

Short-Intermediate            $      0          $      0          $      0        $       57
  Municipal

Missouri Tax-                 $119,412          $ 43,715          $ 75,697        $   68,057
  Exempt Bond

National Municipal            $ 16,655          $  7,014          $  9,641        $    7,380
  Bond

Balanced                      $ 59,092          $ 20,571          $ 38,521        $  238,482

Equity Income                 $ 41,061          $ 15,371          $ 25,690        $    5,432

Equity Index                  $ 11,259          $      0          $ 11,259        $   19,779

Growth & Income               $286,586          $114,066          $172,520        $  530,876
  Equity

Growth Equity                 $ 23,197          $  8,425          $ 14,772        $   28,183

Small Cap Equity              $ 36,548          $  9,897          $ 26,651        $  149,308

International Equity          $ 12,613          $  2,848          $  9,765        $   38,207


----------------------

(1) Represents amounts received from front-end sales charges on Investor A Shares and commissions received in connection with sales of Investor B Shares.
(2) Represents amounts received from contingent deferred sales charges on Investor B Shares. The basis on which such sales charges are paid is described in the Prospectus relating to Investor B Shares. All such amounts were assigned to MVA pursuant to the financing arrangements between the Distributor and MVA described below.
(3) Represents payments made under the Administrative Services Plans and Distribution and Services Plans that have been adopted by the Fund (see discussion below).
(4) The Small Cap Equity Index Portfolio had not commenced operations as of November 30, 1998.

THE PLANS

               DISTRIBUTION AND SERVICES PLANS. The Fund has adopted separate Distribution and Services Plans with respect to Investor A Shares and Investor B Shares of the Portfolios pursuant to the 1940 Act and Rule 12b-1 thereunder. Any material amendment to any of these Plans or arrangements with the Distributor or Service Organizations (which may include affiliates of the Fund's Adviser) must be approved by a majority of the Board of Directors, including a majority of the directors who are not "interested persons" of the Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors") and by a majority of the Investor A Shares or Investor B Shares, respectively, of the Portfolio. Pursuant to the Plans, the Fund may enter into Servicing Agreements with broker-dealers and other organizations ("Servicing Agreements") that purchase Investor A Shares or Investor B Shares of a Portfolio. The Servicing Agreements provide that the Servicing Organizations will render certain shareholder administrative support services to their customers who are the record or beneficial owners of Investor A Shares or Investor B Shares. Services provided pursuant to the Servicing Agreements may include such services as providing information periodically to customers showing their positions in Investor A Shares or Investor B Shares and monitoring services for their customers who have invested in Investor A Shares or Investor B Shares, including the operation of telephone lines for daily quotations of return information.

               Under the Distribution and Services Plans, the Fund may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) Service Organizations for shareholder administrative services provided pursuant to servicing agreements in connection with Investor A Shares or Investor B Shares of a Portfolio. Payments to the Distributor are to compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of Investor A Shares or Investor B Shares, including compensating dealers and other sales personnel (which may include affiliates of the Fund's Adviser), direct advertising and marketing expenses and expenses incurred in connection with preparing, printing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and Statements of Additional Information (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Distribution and Services Plan. In addition, payments under the Distribution and Services Plan for Investor B Shares will be used to pay for or finance sales commissions and other fees payable to Service Organizations and other broker-dealers who sell Investor B Shares.

               Service Organizations and other broker/dealers receive commissions from the Distributor for selling Investor B Shares, which are paid at the time of the sale. These commissions approximate the commissions payable with respect to sales of Investor A Shares. The distribution fees payable under the Distribution and Services Plan for Investor B Shares (at an annual rate of
 .75%) are intended to cover the expense to the Distributor of paying such up-front commissions, and the contingent deferred sales charge is calculated to charge the investor with any shortfall that would occur if Investor B Shares are redeemed prior to the expiration of the eight year period, after which Investor B Shares automatically convert to Investor A Shares. To provide funds for the payment of up-front sales commissions, the Distributor has entered into an agreement with MVA pursuant to which MVA provides funds for the payment of commissions and other fees payable to Service Organizations and broker/dealers who sell Investor B Shares. Under the terms of that agreement, the Distributor has assigned to MVA the fees which may be payable from time to time to the Distributor under the Distribution and Services Plan for Investor B Shares and the contingent deferred sales charges payable to the Distributor with respect to Investor B Shares.

               Under the Distribution and Services Plan for Investor A Shares, payments by the Fund for distribution expenses may not exceed .10% (annualized) of the average daily net asset value of a Portfolio's outstanding Investor A Shares and payments for shareholder administrative servicing expenses may not exceed .20% (annualized) of the average daily net asset value of a Portfolio's outstanding Investor A Shares.

               Under the Distribution and Services Plan for Investor B Shares, payments by the Fund for distribution expenses may not exceed .75% (annualized) of the average daily net asset value of a Portfolio's outstanding Investor B Shares and payments for shareholder administrative servicing expenses may not exceed .25% (annualized) of the average daily net asset value of a Portfolio's outstanding Investor B Shares.

               Actual distribution expenses paid by the Distributor with respect to Investor B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by Investor B shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution and Services Plan for Investor B Shares is in effect.

               ADMINISTRATIVE SERVICES PLANS. Separate Administrative Services Plans have been adopted with respect to Trust Shares and Institutional Shares of the Portfolios. Pursuant to the Administrative Services Plan, Trust and Institutional Shares are sold to banks and other financial institutions (which may include Mercantile Trust or its affiliated or correspondent banks) acting on behalf of their qualified accounts (such financial institutions collectively, the "Service Organizations") which agree to provide certain shareholder administrative services for their clients or account holders (collectively, the "customers") who are the beneficial owners of such Shares. The holders of Trust and Institutional Shares bear their pro rata portion of the fees which may be paid to Service Organizations for such services at an annual rate of up to .25% for the Money Market Portfolios and up to .30% for the Equity and Bond Portfolios of the average daily net assets of a Portfolio's Trust and Institutional Shares owned beneficially by a Service Organization's customers.

SERVICE ORGANIZATIONS

               Pursuant to each Administrative Services Plan and each Distribution and Services Plan described above, the Fund may enter into Servicing Agreements with banks, trust departments, and other financial institutions ("Trust Servicing Agreements") and with broker-dealers and other organizations ("Servicing Agreements") that purchase Trust Shares, Institutional Shares, Investor A Shares or Investor B Shares of a Portfolio, respectively. The Servicing Agreements provide that the Service Organizations receiving such compensation, which may include Mercantile Trust and its affiliates, to perform certain shareholder administrative support services to their customers who are the record or beneficial owners of Trust Shares, Institutional Shares, Investor A Shares or Investor B Shares, respectively. Services provided pursuant to the Servicing Agreements may include some or all of the following services: (i) processing dividend and distribution payments from the Portfolios on behalf of customers; (ii) providing information periodically to customers showing their positions in Trust, Institutional, Investor A Shares or Investor B Shares; (iii) arranging for bank wires; (iv) responding to routine customer inquiries relating to services performed by the particular Service Organization; (v) providing sub-accounting with respect to shares owned of record or beneficially by customers or the information necessary for sub-accounting; (vi) as required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (vii) forwarding to customers proxy statements and proxies containing any proposals regarding Servicing Agreements or the related Plan; (viii) aggregating and processing purchase, redemption, and exchange requests from customers and placing net purchase and redemption orders with the Fund's Distributor; (ix) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (x) maintaining records relating to each customer's share transactions; or (xi) other similar services if requested by the Fund and permitted by law. In addition, Service Organizations may also provide dedicated facilities and equipment in various local locations to serve the needs of investors, including walk-in facilities, 800 numbers, and communication systems to handle shareholder inquiries, and in connection with such facilities, provide on-site management personnel and monitoring services for their customers who have invested in Investor A or Investor B Shares, including the operation of telephone lines for daily quotations of return information.

               Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreements with the Fund. Such Service Organization shall be fully responsible to the Fund for the acts or omissions of any sub-contractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

               The Fund understands that Service Organizations providing such administrative services may also charge fees to their customers beneficially owning such Shares. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by a Portfolio and any other compensation payable by its customers in connection with their investment in such Shares. Customers of such Service Organizations receiving servicing fees should read this Statement of Additional Information in light of the terms governing their accounts with their Service Organization.

               For the fiscal year or period ended November 30, 1998, pursuant to the Distribution and Services Plan for Investor A Shares, the Portfolios (other than the Small Cap Equity Index Portfolio, which had not commenced operations as of November 30, 1998) were charged the following amounts:


                     DISTRIBUTION AND SERVICES PLAN - INVESTOR A SHARES
                     --------------------------------------------------
                                                    AMOUNT                       AMOUNT
                                                     PAID                         PAID
                                     TOTAL          TO THE      AMOUNT PAID   TO AFFILIATES
PORTFOLIOS                          CHARGED       DISTRIBUTOR     TO MVA         OF MVA
----------                          -------       -----------     ------         ------
Treasury Money Market               $ 34,881        $    0          $0           $ 1,569

Money Market                        $417,872        $1,692          $0           $18,748

Tax-Exempt Money Market             $ 34,084        $  292          $0           $   821

U.S. Government Securities          $ 14,566        $  400          $0           $11,556

Intermediate Corporate Bond         $  3,994        $  401          $0           $   244

Bond Index                          $    498        $   41          $0           $   303

Government & Corporate Bond         $ 14,977        $  502          $0           $10,996

Short-Intermediate Municipal        $     37        $   30          $0           $     4
  Bond

Missouri Tax-Exempt Bond            $ 48,116        $1,304          $0           $21,324

National Municipal Bond             $  3,288        $  214          $0           $ 1,562

Balanced                            $ 40,957        $  450          $0           $22,010

Equity Income                       $  2,868        $  499          $0           $ 1,087

Equity Index                        $  1,625        $   11          $0           $   196

Growth & Income Equity              $151,609        $3,634          $0           $78,047

Growth Equity                       $ 11,411        $   47          $0           $ 4,454

Small Cap Equity                    $ 44,946        $3,390          $0           $20,481

International Equity                $  9,280        $1,370          $0           $ 3,719


               All amounts paid under the Distribution and Services Plan for Investor A Shares for the fiscal year ended November 30, 1998 were attributable to payments to broker-dealers. For the fiscal year ended November 30, 1998, no brokers of record waived fees.

               For the fiscal year or period ended November 30, 1998, pursuant to the Distribution and Services Plan for Investor B Shares of the CDSC Portfolios, the CDSC Portfolios were charged the following amounts:


                    DISTRIBUTION AND SERVICES PLAN - INVESTOR B SHARES
                    --------------------------------------------------
                                                 AMOUNT                        AMOUNT
                                                  PAID                          PAID
                                   TOTAL         TO THE       AMOUNT PAID   TO AFFILIATES
PORTFOLIOS                        CHARGED      DISTRIBUTOR       TO MVA        OF MVA
----------                        -------      -----------       ------        ------
Money Market                      $   717          $0           $   717        $     0

U.S. Government Securities        $ 3,901          $0           $ 3,901        $     0

Government & Corporate            $ 5,773          $0           $ 5,773        $     0
  Bond

Missouri Tax-Exempt Bond          $19,941          $0           $19,941        $     0

National Municipal Bond           $ 4,092          $0           $ 4,092        $     0

Balanced                          $ 8,234          $0           $ 8,234        $     0

Equity Income                     $ 2,564          $0           $ 2,564        $     0

Growth & Income Equity            $79,030          $0           $79,030        $     0

Growth Equity                     $   881          $0           $   881        $     0

Small Cap Equity                  $14,972          $0           $14,922        $     0

International Equity              $ 6,032          $0           $ 6,032        $     0

               For the fiscal year or period ended November 30, 1998, pursuant to the Administrative Services Plan for Trust Shares, the Portfolios (other than the Small Cap Equity Index Portfolio which had not commenced operations as of November 30, 1998) were charged the following amounts:


                       ADMINISTRATIVE SERVICES PLAN - TRUST SHARES
                       -------------------------------------------
                                                 AMOUNT                        AMOUNT
                                                  PAID                          PAID
                                   TOTAL         TO THE       AMOUNT PAID   TO AFFILIATES
PORTFOLIOS                        CHARGED      DISTRIBUTOR       TO MVA        OF MVA
----------                        -------      -----------       ------        ------
Treasury Money Market           $  413,373         $0              $0         $  236,972

Money Market                    $1,504,723         $0              $0         $1,504,723

Tax-Exempt Money                $   72,206         $0              $0         $   77,206
  Market

U.S. Government                 $        0         $0              $0         $        0
  Securities

Intermediate Corporate          $        0         $0              $0         $        0
  Bond

Bond Index                      $        0         $0              $0         $        0

Government & Corporate          $      147         $0              $0         $      147
  Bond

Short-Intermediate              $        0         $0              $0         $        0
  Municipal

Missouri Tax-Exempt             $        0         $0              $0         $        0
  Bond

National Municipal Bond         $        0         $0              $0         $        0

Balanced                        $       21         $0              $0         $       21

Equity Income                   $        0         $0              $0         $        0

Equity Index                    $        0         $0              $0         $        0

Growth and Income Equity        $      732         $0              $0         $      732

Growth Equity                   $        0         $0              $0         $        0

Small Cap Equity                $        0         $0              $0         $        0

International Equity            $        0         $0              $0         $        0

               For the fiscal year ended November 30, 1998, pursuant to the Administrative Services Plan for Institutional shares, the Portfolios (other than the Small Cap Equity Index Portfolio which had not commenced operations as of November 30, 1998) paid the following amounts:


                   ADMINISTRATIVE SERVICES PLAN - INSTITUTIONAL SHARES
                   ---------------------------------------------------
                                                 AMOUNT                        AMOUNT
                                                  PAID                          PAID
                                   TOTAL         TO THE       AMOUNT PAID   TO AFFILIATES
PORTFOLIOS                        CHARGED      DISTRIBUTOR       TO MVA        OF MVA
----------                        -------      -----------       ------        ------
Treasury Money Market             $  8,493         $0              $0          $  8,493

Money Market                      $106,408         $0              $0          $102,837

U.S. Government                   $ 19,310         $0              $0          $ 18,508
  Securities

Intermediate Corporate            $  1,874         $0              $0          $  1,874
  Bond

Bond Index                        $ 14,865         $0              $0          $ 14,865

Government & Corporate            $ 57,333         $0              $0          $ 51,822
  Bond

Balanced                          $189,270         $0              $0          $162,056

Equity Income                     $      0         $0              $0          $      0

Equity Index                      $ 18,154         $0              $0          $ 17,046

Growth and Income                 $299,505         $0              $0          $277,820
  Equity

Growth Equity                     $ 15,891         $0              $0          $ 15,889

Small Cap Equity                  $ 89,440         $0              $0          $ 80,357

International Equity              $ 22,895         $0              $0          $ 21,844

Short Intermediate                $     20         $0              $0          $     20


               OTHER PLAN INFORMATION. The Board of Directors has approved each Plan and its respective arrangements with the Distributor, Service Organizations and broker-dealer based on information provided by the Fund's service contractors that there is a reasonable likelihood that these Plans and arrangements will benefit the Portfolios and their shareholders. Pursuant to each Plan, the Board of Directors reviews, at least quarterly, a written report of the amounts of distribution fees and servicing fees expended pursuant to each Plan and the Service Organizations and the purposes for which the expenditures were made. So long as the Fund has one or more of the above described Plans in effect, the selection and nomination of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund will be committed to the discretion of such Disinterested Directors.

               Depending upon the terms governing the particular customer accounts, Service Organizations and other institutions may also charge their customers directly for cash management and other services provided in connection with the accounts, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. An investor should therefore read the Prospectuses and this Statement of Additional Information in light of the terms of his or her account with a Service Organization, or other institution before purchasing shares of a Portfolio.

               REGULATORY MATTERS. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling, or distributing securities such as Shares of the Portfolios. Such banking laws and regulations do not prohibit such a holding company or affiliate, or banks, from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Mercantile Trust, MVA, Service Organizations that are banks or bank affiliates, and broker-dealers that are bank affiliates are subject to such laws and regulations, but believe they may perform the services for the Portfolios contemplated by their respective agreements and Prospectuses and this Statement of Additional Information without violating applicable banking laws and regulations. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

               Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Portfolios and their shareholders, the Fund might be required to alter materially or discontinue its arrangements with such companies and change its method of operation. It is not expected that investors would suffer any adverse financial consequences as a result of any of these occurrences.

               If current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing Shares of an investment company were relaxed, Mercantile Trust or an affiliate of Mercantile Trust, would consider the possibility of offering to perform additional services for the Portfolios. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Mercantile Trust, or such an affiliate, might offer to provide such services.

               Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by a Portfolio to a financial intermediary in connection with the investment of fiduciary funds in a Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

               EXPENSES. Except as noted above, the Fund's service contractors bear all expenses in connection with the performance of their services, except that the Distributor is compensated pursuant to the Distribution and Services Plans as described above. Expenses are deducted from the total income of each Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the

Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, 12b-1 fees, servicing fees, certain fees and expenses in registering and qualifying a Portfolio and its Shares for distribution under Federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors and officers liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular Portfolio will be allocated among all Portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable. Any expenses relating only to a particular class of Shares within a Portfolio will be borne solely by such class.


                              INDEPENDENT AUDITORS


               For the fiscal year or period ended November 30, 1998, KPMG LLP, certified public accountants, with offices at Two Nationwide Plaza, Columbus, Ohio 43215, served as independent auditors for the Fund. KPMG LLP performs an annual audit of the Fund's financial statements. Reports of its activities are provided to the Fund's Board of Directors. The financial statements dated November 30, 1998, which are incorporated by reference into this Statement of Additional Information, have been audited by KPMG LLP, whose report thereon is incorporated by reference.



                                     COUNSEL

               Drinker Biddle & Reath LLP (of which W. Bruce McConnel, III, Secretary of the Fund, is a partner), Suite 1100, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, is counsel to the Fund and will pass upon certain legal matters on its behalf.


                                  MISCELLANEOUS


               As of March 2, 1999, Mercantile held of record 99.99% and 81.78% of the outstanding Institutional and Trust II Shares, respectively, in the Treasury Money Market Portfolio; 92.39% and 79.76% of the outstanding Institutional and Trust II Shares, respectively, in the Money Market Portfolio; 98.53% of the outstanding Trust II Shares in the Tax-Exempt Money Market Portfolio; 99.96% and 96.51% of the outstanding Institutional and Trust Shares, respectively, in the U.S. Government Securities Portfolio; 99.89% and 98.39% of the outstanding Institutional and Trust Shares, respectively, in the Intermediate Corporate Bond Portfolio; 88.26% and 99.03% of the outstanding Institutional and Trust Shares, respectively, in the Government & Corporate Bond Portfolio; 99.99% and 96.93% of the outstanding Institutional and Trust Shares, respectively, in the Bond Index Portfolio;

97.25% of the outstanding Trust Shares in the Short-Intermediate Municipal Portfolio; 99.02% of the outstanding Trust Shares in the Missouri Tax-Exempt Bond Portfolio; 99.60% of the outstanding Trust Shares in the National Municipal Bond Portfolio; 96.02% and 86.49% of the outstanding Institutional and Trust Shares, respectively, in the Growth & Income Equity Portfolio; 94.39% and 56.13% of the outstanding Institutional and Trust Shares, respectively, in the Small Cap Equity Portfolio; 96.77% and 91.60% of the outstanding Institutional and Trust Shares, respectively, in the International Equity Portfolio; 69.35% of the outstanding Trust Shares in the Equity Income Portfolio; 99.75% and 99.24%, of the outstanding Institutional and Trust Shares, respectively, in the Equity Index Portfolio; 91.21% and 99.98% of the outstanding Institutional and Trust Shares, respectively, in the Balanced Portfolio; 99.99% and 77.56% of the outstanding Institutional and Trust Shares, respectively, in the Growth Equity Portfolio, and 100.00% and 98.54% of the outstanding Institutional and Trust Shares, respectively, in the Small Cap Equity Index, as fiduciary or agent on behalf of its customers. Mercantile is a wholly owned subsidiary of Mercantile Bancorporation Inc., a Missouri corporation. As of March 2, 1999, Mercantile Bank National Association and its affiliates possessed, of record on behalf of their underlying customer accounts, voting or investment power with respect to more than 25% of the Fund's outstanding Shares. Therefore, Mercantile Bank National Association may be deemed to be a controlling person of the Fund within the meaning of the 1940 Act.

               As of the same date, the following institutions also owned of record 5% or more of the Treasury Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares- BISYS Fund Services, Mercantile EOD Sweep, 3435 Stelzer Road, Columbus, OH, 43219 (50.40%); Hare & Company, One Wall Street, 2nd Floor, New York, NY 10286 (40.20%); Trust II Shares- Pacific Century Trust, P.O. Box 3170, Honolulu, HI 96802-3170 (5.88%); Pacific Century Trust, P.O. Box 3170, Honolulu, HI 96802-3170 (12.34%);
Mercantile Bank N.A. Trust, P.O. Box, 387 Main Post Office, St. Louis, MO 63166-0000 (81.78%); Investor A Shares - National Financial Services Corp., The Benefit of Our Customers, 200 Liberty Street, 5th Floor, New York, NY 10281 (99.50%); Institutional Shares - Mercantile Bank of St. Louis N.A., P.O. Box 387, St. Louis, MO 63166-0000, (99.99%).

               As of the same date, the following institutions also owned of record 5% or more of the Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - BISYS Fund Services, Mercantile EOD Sweep, 3435 Stelzer Road, Columbus, OH 43219 (98.20%); Trust II Shares- Pacific Century Trust, P.O. Box 3170, Honolulu, HI 96802-3170 (8.89%); Pacific Century Trust, P.O. Box 3170, Honolulu, HI 96802-3170 (9.78%);
Mercantile Bank N.A. Trust, P.O. Box, 387 Main Post Office, St. Louis, MO 63166-0000 (79.76%); Investor A Shares - National Financial Services Corp., For the Benefit of Our Customers, 200 Liberty St., 5th Floor, New York, NY 10281 (94.63%); Investor B Shares - Alberta Buenemann and Ernie W. Buenemann, Alberta Buenemann Revocable Living Trust, 1649 Sand Run Road, Troy, MO 63379 (6.23%); Homer R. Turner and Edna M. Turner, Edna M. Turner Trust, 33409 E. Pink Hill Rd., Grain Valley, MO 64029 (10.21%); John E. Hill, 806 Bitterfield Dr., Ballwin, MO 63011 (8.41%); Sandra L. Hill, 806 Bitterfield Dr., Ballwin, MO 63011 (8.41%); Lori L. Mercer, 11393 Lakeside Dr.,

Burlington, IA 52601 (13.75%); Institutional Shares - Mercantile Bank of St. Louis N.A., P.O. Box 387, St. Louis, MO 63166-0000 (92.39%).

               As of the same date, the following institutions also owned of record 5% or more of the Tax-Exempt Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - BISYS Fund Services, Mercantile EOD Sweep, 3435 Stelzer Road, Columbus, OH 43219 (100.00%); Trust II Shares- Mercantile Bank N.A. Trust, P.O. Box 387 Main Post Office, St. Louis, MO 63166-0000 (98.53%); Investor A Shares- National Financial Services Corp., The Benefit of Our Customers, 200 Liberty St., 5th Floor, New York, NY 10281 (95.85%)

               As of the same date, the following institutions also owned of record 5% or more of the U.S. Government Securities Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, P.O. Box 387, St. Louis, MO 63166-0387 (35.28%); Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (61.22%); Investor A Shares - Edmund C. Albrecht, 236 Carlyle Lake Dr., St. Louis, MO 63141 (6.74%); Investor B Shares - NFSC FEBO M22-038563, NFSC FMTC IRA, FBO Betty J. Kolseth, 300 N 4th St. Apt. 2009, St. Louis, MO 63102 (5.27%); Evelyn Joan Sutton, 510 N Main Cross, Bowling Green, MO 63334 (5.70%); NFSC FEBO M22-038326, NFSC FMTC IRA, FBO Lynette A. Broeg, 60 Frontenac Dr., St. Louis, MO 63131 (6.30%); Richard Dell Woods, 3114 Pickett Rd., St. Joseph, MO 64503 (8.71%); NSFC FEBO M26-044865, June M. Swift, 2823 Seneca, St. Joseph, MO 64507 (8.98%); NFSC FEBO M22-805556, Mary L. Allen, 5514 Newport, St. Louis, MO 63116 (16.39%); NFSC FEBO M26-945293, NFSC FMTC IRA Rollover, FBO Charlene V. Brunk, 17825 Hwy. 21, St. Joseph, MO 64505 (24.21%); Charlie J. Vancil, 3073 Valley Drive, Festus, MO 63028 (5.16%); Institutional Shares - Locust & Company, P.O. Box 387, St. Louis, MO 63166-0000 (94.74%); Mercantile Bank, P.O. Box 387, St. Louis, MO 63166 (5.22%).

               As of the same date, the following institutions also owned of record 5% or more of the Intermediate Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, P.O. Box 387, St. Louis, MO 63166-0387 (9.11%); Olive & Company, Mercantile Bank, P.O. Box 387, St. Louis, MO 63166-0387 (89.27%); Investor A Shares - Jill Larson, 10835 Autillo Way, San Diego, CA 92127 (5.44%); George Gregory Timmons, 1332 E. Desert Cv., Phoenix, AZ 85020 (5.44%); Lynn C. Prescott, Lynn C. Prescott Trust, UAD 8-30-90, 4180 Rincon Circle, Palo Alto, CA 94306-3138 (11.20%); NFSC FEBO M24-007498, Dena M. Ver Steeg, 713 Jefferson St.,
Pella, IA 50219 (6.26%); Alice Ann Jones, 213 S. Clay /# 2-S, Kirkwood, MO 63122 (8.57%); Robert J. Barclay, 1612 Tamarack Drive St. Charles, MO 63301 (12.93%); James A. Lynch, 915 Highmont Drive, Ferguson, MO 63135 (17.18%); David L. Otten Sr., 300 Derhake Road, Florissant MO 63031 (19.98%); Institutional Shares - Locust & Company, P.O. Box 387, St.
Louis, MO 63166-0387 (99.89%).

               As of the same date, the following institutions also owned of record 5% or more of the Bond Index Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (96.93%); Investor A Shares - David Bornemann and Janet L. Bornemann, 27 Lincord Drive,

St Louis, MO 63128 (5.99%); NFSC FEBO M27-901393, Judith T. Betz, 6539 Pernod, St. Louis, MO 63139 (7.97%); Gertrude Louise Eschbacher, 11901 Wornall Road, Kansas City, MO 64145-1698 (8.18%); Mary Therese Eschbacher, 1262 Moorlands Drive, St. Louis, MO 63117-1527 (8.18%); James A. Lynch, 915 Highmont Drive, Ferguson, MO 63135 (13.70%); David L. Otten Sr., IRA, 300 Derhake Road, Florissant MO 63031 (15.84%); Robert J. Barclay, 1612 Tamarack Dr., St. Charles, MO 63301 (5.12%); Institutional Shares - Locust & Company, P.O. Box 387, St. Louis, MO 63166-0387 (99.99%).

               As of the same date, the following institutions also owned of record 5% or more of the Government & Corporate Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, P.O. Box 387, St. Louis, MO 63166-0387 (42.95%); Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (56.08%); Investor A Shares - Shirley R. Schuepbach and Janet Gillespie, Shirley R. Schuepbach Revocable Living Trust, 13738 Michael Road, Highland, IL 62249 (5.03%); Eugene F. Tucker, 1517 Rue Renee, St. Louis, MO 63122 (6.58%); Investor B Shares - Homer R. Turner and Edna
M. Turner, Edna M. Turner Trust DTD 04-17-90, 33409 E. Pink Hill Road, Grain Valley, MO 64029 (6.34%); NFSC FEBO M25-025500, NFSC FMTC IRA, FBO Jackie L. Stricklin, 10 Willowood Dr., North Little Rock, AR 72117 (8.35%); NFSC FEBO M22-009954, Joseph H. Manda, 951 W. N. Service Road, Wright City, MO 63390 (6.70%); Institutional Shares - Locust & Company, P.O. Box 387, St. Louis, MO 63166-0000 (67.96%); Mercantile Bank, P.O. Box 387, St. Louis, MO 63166
(20.29%); BISYS Brokerage Services Inc., P.O. Box 4054, Concord, CA 94524 (11.74%).

               As of the same date, the following institutions also owned of record 5% or more of the Short-Intermediate Municipal Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (97.24%); Investor A Shares - NFSC FEBO M22-846333, Bettina H. Clouse Trustee, The Bettina
H. Clouse Revocable Trust, 1245 Nancy Jo Place, St. Louis, MO 63122 (91.73%); James Sutten, P.O. Box 2465, Inverness, FL. 34451-2465 (8.18%).

               As of the same date, the following institutions also owned of record 5% or more of the Missouri Tax-Exempt Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, P.O. Box 387, St. Louis, MO 63166-0387 (6.24%); Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (92.78%); Investor B Shares - NFSC FEBO M22-901580, Alban C. Hurlebaus, 6144 S. Grand, St. Louis, MO 63111 (5.66%); NFSC FEBO M22-402761, Kenneth Russell, 320 Lake Apollo, Hannibal, MO 63401 (5.32%).

               As of the same date, the following institutions also owned of record 5% or more of the National Municipal Bond Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (99.60%); Investor A Shares - Gail P. Ruga, 207 Aintree Road, Rolla, MO 65401-3760 (5.60%); Kim P. Wheeler, 1003 S. 19th, Rogers, AR 72758 (5.60%); NFSC FEBO M22-406252 Thomas G. Smith,
10214 Hobkirk Dr. St. Louis, MO 63137 (42.14%); NFSC FEBO M22-896209. Grace Bommarito, 1546 Doris Dr., St. Louis, MO 63138 (5.26%); Nations Bank NA. Katherine Hutting Hunt Tr 1, P.O. Box 831575, Dallas, TX 75283-1575

(42.14%); Investor B Shares - NFSC FEBO M22-988642, Ronald E. Ryan, 875 Glen Elm Drive, St. Louis, MO 63122 (6.14%); NFSC FEBO M22-841897, Beatrice J. Teter, 5201 Asbury Ave. Apt. 232, Godfrey, IL 62035 (5.60%); NFSC FEBO M22-961817,
Gladine Coleman, 5945 Loughborough, St. Louis, MO 63109 (6.08%); NFSC FEBO M22-423394, Nancy M. Prewitt, 16 Toussaint, O'Fallon, MO 63366 (5.17%); NFSC FEBO M22-479039, Constance M. McManus, 4271 Wyoming, St. Louis, MO 63116 (10.46%); NFSC M22-841900 Leona B. Teter 5201 Asbury Ave. Apt. 232, Godfrey, IL 62035 (5.60%); NFSC FEBO M22-848700, Jessica Schumacher, 3204 Edwards St., Alton, IL 62002 (10.86%); NFSC FEBO M22-062731, John T. Johnston, 106 South Main St., Caseyville, IL 62232 (14.19%); NFSC FEBO M22-967220, Cassata Revocable Living Trust, 5658 Tholozan, St. Louis, MO 65109 (15.62%).

               As of the same date, the following institutions also owned of record 5% or more of the Equity Income Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (63.77%); Locust & Company, P.O. Box 387,
St. Louis, MO 63166-0387 (5.57%); Washington & Company, P.O. Box 387, St. Louis, MO 63166-0387 (30.54%); Investor A Shares - David Bornemann and Janet L. Bornemann, 27 Lincord Drive, St Louis, MO 63128 (5.43%); NFSC FEBO M22-406252 Thomas G. Smith, 10214 Hobkirk Dr. St. Louis, MO 63137 (6.25%); NFSC FEBO M22-898880 William Oliver Shillington, II, 2917 N. Kristopher Bend, ST. Charles, MO 63303 (7.59%); Sandra Kungle, Sandra Kungle Trust, 139 Arrowhead Court, Boone, NC 28607 (8.54%); Investor B Shares - NFSC FEBO M24-914932, NFSC FMTC IRA Rollover FBO Daniel L. Bodensteiner, 515 2nd St., Evansdale, IA 50707 (5.11%); NFSC FEBO M26-820369, Kenneth D. Johnston, 2504 S. McCann Ave., Springfield, MO 65804 (6.40%); NFSC FEBO M23-031925, Anne Lloyd DuPont, 3500 NE Kingwood Ct., Lees Summit, MO 64064 (7.74%); NFSC FEBO M22-821691, Arlene T. Kleimeier Trustee, 3033 Apt. G Country Green, Florissant, MO 63033 (12.32%); Institutional Shares - BISYS Brokerage Services Inc., P.O.
Box 4054, Concord, CA 94524 (98.46%).

               As of the same date, the following institutions also owned of record 5% or more of the Equity Index Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (15.38%); Locust & Company, P.O. Box 387,
St. Louis, MO 63166-0387 (83.85%); Institutional Shares - Locust & Company, P.O. Box 387, St. Louis, MO, 63166-0387 (99.75%).

               As of the same date, the following institutions also owned of record 5% or more of the Small Cap Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - American Bar Endowment, 750 N. Lake Shore Dr., Chicago, IL 60611 (11.96%); Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (14.17%); Locust & Company, P.O. Box 387,
St. Louis, MO 63166-0387 (41.97%); Bankers' Trust Co., Sheet Metal Local 36, 648 Grassmere Park Road, Nashville, TN 37211 (9.35%); State Street Bank & Trust Company, Pioneer Hi-Bred International Retirement Plan Trust, One Enterprise Dr., North Quincy, MA 02171 (7.45%); Institutional Shares - Locust & Company, P.O. Box 387, St.

Louis, MO 63166-0000 (80.82%); Mercantile Bank, P.O. Box 387, St. Louis, MO 63166 (13.57%); BISYS Brokerage Services Inc., P.O. Box 4054, Concord, CA 94524 (5.61%).

               As of the same date, the following institutions also owned of record 5% or more of the International Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust and Company, P.O. Box 387, St. Louis, MO 63166-0000 (44.76%); Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (46.84%); Investor A Shares - Frances Dakers, 200 E. 89th St. 28D, New York, NY 10128 (13.18%); Institutional Shares - Locust & Company, P.O. Box 387, St. Louis, MO 63166-0000 (96.77%).

               As of the same date, the following institutions also owned of record 5% or more of the Balanced Portfolio's outstanding share as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, P.O. Box 387, St. Louis, MO 63166-0387 (93.87%); Olive & Company, P.O. Box 387, St.
Louis, MO 63166-0387 (6.12%); Investor A Shares - Robert W. Davis, Rollover IRA, 818 Broadway, Elsberry, MO 63343-1109 (5.88%); Investor B Shares - NFSC FEBO M22-033073, NFSC FMTC IRA, Charles R. Oldham, 5227 Westminster Pl., St. Louis, MO 63108 (5.49%); NFSC FEBO M26-044423, NFSC FMTC IRA, FBO Wayne Brunk, 17825 Highway 71, St. Joseph, MO 64505 (8.93%); Institutional Shares Locust & Company, P.O. Box 387, St. Louis, MO 63166-0000 (82.25%); Mercantile Bank, P.O. Box 387,
St. Louis, MO 63166 (8.96%); BISYS Brokerage Services Inc., P.O. Box 4054, Concord, CA 94524 (8.79%).

               As of the same date, the following institutions also owned of record 5% or more of the Growth Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (64.09%); Locust & Company, P.O. Box 387,
St. Louis, MO 63166-0387 (13.46%); Washington & Company, P.O. Box 387, St. Louis, MO 63166-0387 (20.54%); Investor A Shares - NFSC FEBO M22-540196, Tiger Limited Partnership, 903 Claymark, St. Louis, MO 63131 (8.51%); Investor B Shares - NFSC FEBO M24-914932, NFSC FMTC IRA Rollover, FBO Daniel L. Bodensteiner, 515 2nd St., Evansdale, IA 50707 (5.54%); NFSC FEBO M23-820768, James William Dunn, Route 1, Box 99A, Walker, MO 64790 (5.17%); NFSC FEBO M23-003999, NFSC FMTC IRA, 1264 W. 72nd St., Kansas City, MO 64114 (6.48%);
Institutional Shares Locust & Company, P.O. Box 387, St. Louis, MO 63166-0387 (99.99%).

               As of the same date, the following Institutions also owned of record 5% or more of the Growth & Income Equity Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares - Locust & Company, P.O. 387, St. Louis, MO 63166-0387 (47.15%); Olive & Company, P.O. Box 387, St. Louis, MO 63166-0387 (39.33%); Washington & Company, P.O. Box 387, St.
Louis, MO 63166-0387 (9.02%); Institutional Shares - Locust & Company, P.O. Box 387, St. Louis, MO 63166-0387 (90.37%); Mercantile Bank, P.O. Box 387, St.
Louis, MO 63166 (5.64%).

               As of the same date, the following Institutions also owned of record 5% or more of the Small Cap Equity Index Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Trust Shares-Locust & Company, P.O. Box 387, St. Louis, MO 63166-0387

(98.54%); Investor A Shares- NFSC FEBO M27-822221, NFSC FMTC IRA Rollover, FBO Janice Matthews, 7736 Attingham Lane, St. Louis, MO 63119 (60.31%); NFSC FEBO M22-855448, Michael C. Schafer, 5301 Springfield Drive, Edwardsville, IL 62025 (34.21%); Stephanie Rene Homorody, 2939 Springridge Lane, Dublin, OH 43017 (5.42%); Institutional Shares- Locust & Company, P.O. Box 387, St. Louis, MO 63166-0387 (99.99%); .

               As of the same date, the following Institutions also owned of record 5% or more of the Conning Money Market Portfolio's outstanding shares as fiduciary or agent on behalf of their customers: Conning Money Market Portfolio, 200 Market St., St. Louis, MO 63101 (99.99%)


               On the basis of information received from these institutions, the Fund believes that substantially all of the shares owned of record were also beneficially owned by these institutions because they possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.


                              FINANCIAL STATEMENTS


               The Fund's Annual Report to Shareholders for the fiscal year or period ended November 30, 1998 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report (the "Financial Statements") are incorporated by reference into this Statement of Additional Information. The Financial Statements included in such Annual Report have been audited by the Fund's independent auditors, KPMG LLP, whose report thereon also appears in such Annual Report and is incorporated by reference. The Financial Statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A
                                   ----------

COMMERCIAL PAPER RATINGS
------------------------

               A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

               "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

               "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

               "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

               "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

               "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

               "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

               Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

               "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

               "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

               "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

               "Not Prime" - Issuers do not fall within any of the Prime rating categories.

               The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

               "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

               "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

               "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

               "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

               "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

               "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

               "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

               Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

               "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

               "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

               "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

               "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

               "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

               "D" - Securities are in actual or imminent payment default.

               Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

               "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

               "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

               "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

               "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

               The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

               "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

               "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

               "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

               "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

               Obligations are rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

               "BB" - An obligation rated "BB" is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

               "B" - An obligation rated "B" is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

               "CCC" - An obligation rated "CCC" is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

               "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

               "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

               "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

               PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

               The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

               "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

               "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

               "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

               "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

               "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

               Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

               Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

               The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

               "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

               "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

               "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

               "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

               "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

               To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

               The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

               "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

               "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

               "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

               "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

               "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

               "B" - Bonds are considered highly speculative. these ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

               "CCC," "CC," and "C" - Bonds have high default risk. Default is a real possibility and capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

               "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential of amounts outstanding on any securities involved, and "D" represents the lowest potential for recovery.

               To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

               Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

               "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

               "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

               "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

               "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

               "BB," "B," "CCC," and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

               "D" - This designation indicates that the long-term debt is in default.

               PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS
----------------------

               A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

               "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

               "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

               "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

               Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

               "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

               "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

               "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

               "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

               "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

               Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B
                                   ----------

               The U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity and Balanced Portfolios may enter into futures contracts and options for hedging purposes in furtherance of their respective investment objectives as described in this Statement of Additional Information. Such transactions are described further in this Appendix.

I.       Interest Rate Futures Contracts.
         --------------------------------

               Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, each Portfolio may use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

               Each Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Portfolio, through using futures contracts. A Portfolio would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. A Portfolio would engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, for example, shorter-term securities whose yields are greater than those available on long-term bonds.

               Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by the Portfolio, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Portfolio, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

               Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Portfolio's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Portfolio is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Portfolio pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Portfolio's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Portfolio realizes a gain, and if the purchase price exceeds the offsetting sale price, the Portfolio realizes a loss.

               Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A Portfolio would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

               A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Portfolios may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

II.      Stock Index Futures Contracts.
         ------------------------------

               A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

               A Portfolio will sell stock index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Portfolio may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Portfolio will purchase stock index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Portfolio will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

               In addition, the Portfolio may utilize stock index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Portfolio expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Portfolio may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

III.     Futures Contracts on Foreign Currencies.
         ----------------------------------------

               A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Portfolio to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multi-national transactions.

IV.      Margin Payments.
         ----------------

               Unlike when a Portfolio purchases or sells a security, no price is paid or received by the Portfolio upon the purchase or sale of a futures contract. Initially, the Portfolio will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or cash equivalents, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when a Portfolio has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Portfolio will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Portfolio has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Portfolio's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Portfolio, and the Portfolio realizes a loss or gain.

V.       Other Hedging Transactions.
         ---------------------------

               Although noted above, none of the Portfolios presently intend to use interest rate futures contracts and stock index and foreign currency futures contracts (and related options) in connection with their hedging activities. Nevertheless, each of these Portfolios is authorized to enter into hedging transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Portfolios' hedging strategies if, in the judgment of the adviser, transactions therein are necessary or advisable.

VI.      Accounting Treatment.
         ---------------------

               Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

                                   FORM N-1A

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.  Exhibits
          --------

          (a)     (1)      Articles of Incorporation dated September 9,
                           1982. (2)

                  (2) Articles Supplementary to Registrant's Articles of Incorporation dated October 28, 1982. (2)

                  (3) Articles Supplementary to Registrant's Articles of Incorporation dated December 22, 1987. (2)

                  (4) Articles Supplementary to Registrant's Articles of Incorporation dated as of October 30, 1990. (2)

                  (5) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 9, 1990. (2)

                  (6) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 19, 1991. (2)

                  (7) Certificate of Correction dated April 30, 1991 to Articles Supplementary dated as of March 19, 1991. (2)

                  (8) Articles Supplementary to Registrant's Articles of Incorporation dated as of June 25, 1991. (2)

                  (9) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 15, 1991. (2)

                  (10) Articles Supplementary to Registrant's Articles of Incorporation dated as of January 26, 1993. (2)

                  (11) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 23, 1993. (2)

                  (12) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 7, 1994. (2)

                  (13) Certificate of Correction dated October 17, 1994 to Articles Supplementary dated as of March 8, 1994 to Registrant's Articles of Incorporation. (2)

                  (14) Articles Supplementary to Registrant's Articles of Incorporation dated as of February 22, 1995. (2)

                  (15) Articles Supplementary to Registrant's Articles of Incorporation dated as of April 17, 1995. (2)

                  (16) Articles Supplementary to Registrant's Articles of Incorporation dated June 27, 1995. (2)

                  (17) Articles Supplementary to Registrant's Articles of Incorporation dated September 18, 1995. (2)

                  (18) Articles Supplementary to Registrant's Articles of Incorporation dated August 30, 1996. (4)

                  (19) Articles Supplementary to Registrant's Articles of Incorporation dated February 3, 1997. (6)

                  (20) Articles Supplementary to Registrant's Articles of Incorporation dated June 17, 1997. (9)

                  (21) Articles Supplementary to Registrant's Articles of Incorporation dated October 29, 1997. (11)

                  (22) Articles Supplementary to Registrant's Articles of Incorporation dated March 23, 1998. (14)

                  (23) Articles Supplementary to Registrant's Articles of Incorporation dated September 17, 1998. (14)

(b) Restated and Amended By-Laws as approved and adopted by Registrant's Board of Directors. (5)

(c) See Article VI of Registrant's Articles of Incorporation, incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on February 28, 1996 and
    Articles I and IV of Registrant's Restated and Amended By-Laws, incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1997.

(d) (1) Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated April 1, 1991. (2)

    (2) Addendum No. 1 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Treasury Money Market Portfolio, dated September 27, 1991. (2)

    (3) Addendum No. 2 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Small Cap Equity (formerly Emerging Growth) Portfolio, dated April 1, 1992. (2)

    (4) Addendum No. 3 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Balanced Portfolio dated April 1, 1993. (2)

    (5) Addendum No. 4 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated March 15, 1994. (2)

    (6) Addendum No. 5 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Short-Intermediate Municipal Portfolio dated July 10, 1995. (2)

    (7) Addendum No. 6 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995. (2)

    (8) Addendum No. 7 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996. (5)

    (9) Addendum No. 8 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997. (6)

   (10) Addendum No. 9 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Growth Equity Portfolio dated November 21, 1997. (11)


   (11) Addendum No. 10 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Small Cap Equity Index Portfolio dated December 29, 1998. (15)


   (12) Addendum No. 11 to Amended and Restated Advisory Agreement between the Registrant and Mississippi Valley Advisors Inc. with respect to the Conning Money Market Portfolio dated February 12,
         1999. (16)


   (13) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Clay Finlay Inc. dated August 29, 1996. (4)


   (14) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Conning Asset Management Co. with respect to the Conning Money Market Portfolio dated February 12, 1999. (16)


(e) (1) Distribution Agreement between Registrant and The Winsbury Company Limited Partnership dated October 1, 1993. (13)

    (2) Addendum No. 1 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the ARCH International Equity Portfolio dated March 15, 1994. (13)

    (3) Addendum No. 2 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to Investor B Shares of the non-money market Portfolios dated March 1, 1995. (13)

    (4) Addendum No. 3 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio. (13)

    (5) Addendum No. 4 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995. (2)

    (6) Addendum No. 5 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996. (5)

    (7) Addendum No. 6 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997. (6)

    (8) Addendum No. 7 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Growth Equity and Small Cap Equity Index Portfolios dated November 21, 1997. (11)

    (9) Addendum No. 8 to Distribution Agreement between Registrant and BISYS Fund Services with respect to Trust II Shares of the Money Market Portfolios. (15)


   (10) Addendum No. 9 to Distribution Agreement between the Registrant and BISYS Fund Services with respect to the Conning Money Market Portfolio dated February 12, 1999. (16)


   (11) Amendment No. 1 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership dated as of September 29, 1995.
         (1)


(f) None.

(g) (1) Custodian Agreement between Registrant and Mercantile Bank of St. Louis National Association dated as of April 1, 1992. (13)

    (2) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated April 1, 1995. (13)

    (3) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated July 10, 1995. (13)

    (4) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated September 29, 1995. (2)

    (5) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated November 15, 1996. (5)

    (6) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated February 14, 1997. (6)

    (7) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated November 21, 1997. (11)


    (8) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated February 12, 1999. (16)


    (9) Securities Lending Amendment dated August 4, 1994 to Custodian Agreement dated April 1, 1992 between Registrant and Mercantile Bank of St. Louis National Association. (13)

   (10) Assignment and Delegation of Custodian Agreement between Mercantile Bank National Association and Mercantile Trust Company National Association dated December 1, 1998. (15)

   (11) Global Sub-Custodian Agreement among Bankers Trust Company of New York, Registrant and Mercantile Bank of St. Louis National Association dated as of April 1, 1994. (13)

   (12) Foreign Custody Delegation Agreement between the Registrant and Bankers Trust Company of New York dated December 4, 1998. (15)

(h) (1) Administration Agreement between Registrant and The Winsbury Service Corporation dated October 1, 1993. (13)

    (2) Addendum No. 1 to Administration Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994. (13)

    (3) Addendum No. 2 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995. (13)

    (4) Addendum No. 3 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio dated July 10, 1995. (13)

    (5) Addendum No. 4 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995. (2)

    (6) Addendum No. 5 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate bond (formerly
         Short-Intermediate Corporate Bond) Portfolios dated November 15,
         1996. (5)

    (7) Addendum No. 6 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997. (6)

    (8) Addendum No. 7 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Growth Equity and Small Cap Equity Index Portfolios dated November 21, 1997. (11)

    (9) Addendum No. 8 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to Trust II Shares of the Money Market Portfolios. (15)


   (10) Addendum No. 9 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Conning Money Market Portfolio dated February 12, 1999. (16)


   (11) Transfer Agency Agreement between Registrant and The Winsbury Service Corporation dated October 1, 1993. (13)

   (12) Addendum No. 1 to Transfer Agency Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994. (13)

   (13) Addendum No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995. (13)

   (14) Addendum No. 3 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio dated July 10, 1995. (13)

   (15) Addendum No. 4 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995. (2)

   (16) Addendum No. 5 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996. (5)

   (17) Addendum No. 6 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997. (6)

   (18) Addendum No. 7 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Growth Equity and Small Cap Equity Index Portfolios dated November 21, 1997. (10)

   (19) Addendum No. 8 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to Trust II Shares of the Money Market Portfolios. (15)


   (20) Addendum No. 9 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Conning Money Market Portfolio dated February 12, 1999. (16)


   (21) Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated as of September 29, 1995. (1)

   (22) Amendment No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated October 1, 1995. (2)

   (23)  Administrative Services Plan (Trust Shares) and Form of Agreement. (8)

   (24) Administrative Services Plan (Institutional Shares) and Form of Agreement. (8)

   (25) Form of Shareholder Services Plan and Form of Servicing Agreement with respect to the Conning Money Market Porfolio. (14)

   (26) Agreement and Plan of Reorganization between Registrant and Arrow Funds. (9)

(i)Opinion and consent of counsel. (13)


(j) (1)  Consent of Independent Auditors. (16)


    (2)  Consent of Drinker Biddle & Reath LLP. (16)

(k) None.

(l) (1) Purchase Agreement between Registrant and Shearson/American Express Inc. dated November 23, 1982. (13)

    (2) Purchase Agreement between Registrant and The Winsbury Service Corporation dated April 1, 1994. (13)

    (3) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of February 28, 1995. (13)

    (4) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of July 7, 1995. (13)

    (5) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated September 29, 1995. (2)

    (6) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated November 14, 1996. (5)

    (7) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated February 6, 1997. (6)

    (8) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1997. (6)

    (9) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated April 30, 1997. (7)

   (10) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated November 21, 1997. (11)

   (11) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated December 29, 1998. (15)


   (12) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 12, 1999. (16)


(m) (1) Distribution and Services Plan (Investor A Shares) under Rule 12b-1 and Form of Agreement. (8)

    (2) Distribution and Services Plan (Investor B Shares) under Rule 12b-1 and Form of Agreement. (8)


(n) Financial Data Schedules. (16)

(o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System. (16)


-------------------

1. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 2, 1996.

2. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on February 28, 1996.

3. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 28, 1996.

4. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on October 8, 1996.

5. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1997.

6. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 31, 1997.

7. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on May 28, 1997.

8. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on June 18, 1997.

9. Filed electronically as an Exhibit and incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333-33423) on August 12, 1997.

10. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on August 29, 1997.

11. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 29, 1998.

12. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1998.

13. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 31, 1998.

14. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on November 5, 1998.

15. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 28, 1999.

16. A copy of such Exhibit is filed electronically herein.




Item 24.    Persons Controlled By or Under Common Control with Registrant
            -------------------------------------------------------------

     Not applicable

Item 25.   Indemnification
           ---------------


         Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section 7 of the Distribution Agreement, incorporated herein by reference as Exhibit
(e)(1), in Section 24 of the Custodian Agreement, incorporated herein by reference as Exhibit (g)(1) and in Section 18 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(12). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.



         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.    Business and Other Connections of Investment Adviser
            ----------------------------------------------------

         A. Mississippi Valley Advisors Inc. is registered as an investment adviser with the Securities and Exchange Commission and is responsible for providing advisory services to each of Registrant's investment portfolios.

         B. The information required by this Item 26 with respect to each Director and Officer of Mississippi Valley Advisors Inc. is incorporated by reference to Form ADV and Schedules A and D filed by Mississippi Valley Advisors Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-28897).

         C. Clay Finlay Inc. is registered as an investment adviser with the Securities and Exchange Commission and provides sub-advisory services to the Registrant's International Equity Portfolio.

         D. The information required by this Item 26 with respect to each Director and Officer of Clay Finlay Inc. is included in Form ADV and Schedules A and D filed by Clay Finlay Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-17316).

         E. Conning Asset Management Co. is registered as an investment adviser with the Securities and Exchange Commission and provides sub-advisory services to the Registrant's Conning Money Market Portfolio.


         F. The information required by this Item 26 with respect to each Director and Officer of Conning Asset Management Co. is included in Form ADV and Schedules A and D filed by Conning Asset Management Co. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8011-8641).


Item 27.    Principal Underwriter
            ---------------------


A. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (formerly The Winsbury Company Limited Partnership) acts as distributor and its affiliate, BISYS Fund Services Ohio, Inc., acts as administrator and transfer agent for the Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, The Eureka Funds, Governor Funds, Gradison Custodian Trust, Gradison Growth Trust, Gradison-MCDonald Cash Reserves Trust, Gradison-McDonald Municipal Custodian Trust, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Family of Funds, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Parkstone Advantage Funds, The Republic Advisors Funds Trust, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, Sefton Funds, SsgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and Vintage Mutual Funds, Inc.

B. To the best of Registrant's knowledge, the partners of BISYS Fund Services are as follows:


=====================================================================================================
                                           Positions and Offices
   Name and Principal                           with BISYS                     Positions and Offices
    Business Address                           Fund Services                      with Registrant
    ----------------                           -------------                      ---------------
-----------------------------------------------------------------------------------------------------

BISYS Fund Services, Inc.                   Sole General Partner                        None
3435 Stelzer Road
Columbus, Ohio 43219-3035

WC Subsidiary Corporation                   Sole Limited Partner
150 Clove Road                                                                          None
Little Falls, NJ 07424
=====================================================================================================


         C.       None.


Item 28.          Location of Accounts and Records
                  --------------------------------

         (1) Mercantile Trust Company National Association, One Mercantile Center, 8th and Locust Streets, St. Louis, MO 63101 (records relating to its functions as custodian).

         (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as distributor).

         (3) Mississippi Valley Advisors Inc., 7th and Washington Streets, 21st Floor, St. Louis, MO 63101 (records relating to its functions as investment adviser).

         (4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as administrator).

         (5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as transfer agent and dividend disbursing agent).

         (6) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, PA 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

         (7)      Clay Finlay Inc., 200 Park Avenue, 56th Floor, New York,
         New York 10166 (records relating to its function as sub-adviser to the International Equity Portfolio).

         (8) Bankers Trust Company, 16 Wall Street, New York, New York 10005 (records relating to its function as sub-custodian for the International Equity Portfolio).

         (9) Conning Asset Management Co., 700 Market Street, St. Louis, Missouri 63101 (records relating to its function as sub-adviser to the Conning Money Market Portfolio).

Item 29.          Management Services
                  -------------------

         Not applicable.


Item 30.          Undertakings
                  ------------

         Not applicable.
                                      -14-

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 47 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Louis and the State of Missouri, on the 30th day of March, 1999.


                                                     THE ARCH FUND, INC.
                                                     (Registrant)

                                                      /s/ Jerry V. Woodham
                                                      --------------------
                                                     Jerry V. Woodham
                                                     President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:



    SIGNATURE                              TITLE                            DATE
    ---------                              -----                            ----


/s/ Jerry V. Woodham                   Chairman of the Board,           March 30, 1999
--------------------                   Director and President
Jerry V. Woodham

/s/* James C. Jacobsen                 Director                         March 30, 1999
James C. Jacobsen

/s/* Joseph J. Hunt                    Director                         March 30, 1999
-------------------
Joseph J. Hunt

/s/* Robert M. Cox, Jr.                Director                         March 30, 1999
-----------------------
Robert M. Cox, Jr.

/s/* Ronald D. Winney                  Director & Treasurer             March 30, 1999
---------------------
Ronald D. Winney

/s/* Donald E. Brandt                  Director                         March 30, 1999
---------------------
Donald E. Brandt

/s/* Patrick J. Moore                  Director                         March 30, 1999
---------------------
Patrick J. Moore


*By: /s/  Jerry V. Woodham
    ----------------------
     Jerry V. Woodham
     Attorney-in-fact


                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  Donald E. Brandt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                   /s/ Donald E. Brandt
                                                  ----------------------
                                                  Donald E. Brandt


Date:  March 15, 1999

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  Robert M. Cox, Jr., whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                    /s/ Robert M. Cox, Jr.
                                                   --------------------------
                                                   Robert M. Cox, Jr.



Date:  March 15, 1999

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  Patrick J. Moore, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Patrick J. Moore
                                                    -------------------------
                                                    Patrick J. Moore




Date:  March 15, 1999

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  Ronald D. Winney, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                      /s/ Ronald D. Winney
                                                    --------------------------
                                                    Ronald D. Winney




Date:  March 15, 1999

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  James C. Jacobsen, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ James C. Jacobsen
                                                     -------------------------
                                                         James C. Jacobsen


Date:  March 15, 1999

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  Joseph J. Hunt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                      /s/ Joseph J. Hunt
                                                    --------------------------
                                                    Joseph J. Hunt



Date:  March 15, 1999

                                 EXHIBIT INDEX


EXHIBIT NO.                DESCRIPTION


(d) (11)          Addendum No. 11 to Amended and Restated Advisory Agreement.

(d) (14) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Conning Asset Management Company with respect to the Conning Money Market Portfolio dated February 12, 1999.



(e) (10)          Addendum No. 9 to Distribution Agreement.

(g) ((7) Custody Fee Agreement between Registrant and Mercantile Bank National Association.

(h) (9)           Addendum No. 9 to Administration Agreement.

(h) (19)          Addendum No. 9 to Transfer Agency Agreement.

(j) (1)           Consent of Independent Auditors.

(j) (2)           Consent of Drinker Biddle & Reath LLP.

(l) (12)          Purchase Agreement between Registrant and BISYS Fund Services
                  Ohio, Inc.

(n)               Financial Data Schedules.

(o)               Amended and Restated Plan Pursuant to Rule 18f-3.